UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23117
JPMorgan Trust IV
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2024

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

Agency Shares/Ticker: JOAXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Agency Shares)	$13	0.26%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
JOAXX-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

Capital Shares/Ticker: JOCXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Capital Shares)	$9	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
JOCXX-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

IM Shares/Ticker: JOIXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (IM Shares)	$7	0.14%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
JOIXX-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Institutional Tax Free Money Market Fund

Institutional Class Shares/Ticker: JOFXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Institutional Tax Free Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Institutional Tax Free Money Market Fund (Institutional Class Shares)	$11	0.21%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,960,939
Total number of portfolio holdings	263
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	49.0
8–30 calendar days	51.0
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
JOFXX-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Securities Lending Money Market Fund

Agency SL Shares/Ticker: VSLXX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Securities Lending Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722 or by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Securities Lending Money Market Fund (Agency SL Shares)	$3	0.06%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$653,156
Total number of portfolio holdings	43
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	82.4
31–60 calendar days	6.1
61–90 calendar days	3.0
91–180 calendar days	8.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-766-7722.
VSLXX-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Ultra-Short Municipal Fund

Class A Shares/Ticker: USMSX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class A Shares)	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,920,634
Total number of portfolio holdings	1,684
Portfolio turnover rate	41%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.

USMSX-824

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2024 (Unaudited)
JPMorgan Ultra-Short Municipal Fund

Class I Shares/Ticker: USMTX
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Fund (Class I Shares)	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets (000's)	$1,920,634
Total number of portfolio holdings	1,684
Portfolio turnover rate	41%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-800-480-4111.
USMTX-824

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Report
J.P. Morgan Money Market Funds
August 31, 2024 (Unaudited)
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and, effective September 3, 2024, JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 17.6%
BMO Capital Markets Corp., 5.45%, dated 8/30/2024, due 9/3/2024, repurchase price $175,106, collateralized by Asset-Backed Securities, 0.00% - 12.96%, due 10/15/2027 - 9/15/2071, Collateralized Mortgage Obligations, 0.00% - 8.44%, due 9/25/2034 - 10/25/2063, Corporate Notes and Bonds, 0.75% - 9.00%, due 10/7/2024 - 8/15/2052, FHLMC, 0.13% - 4.50%, due 9/25/2025 - 8/25/2054, FNMA, 0.50% - 17.35%, due 10/25/2030 - 6/25/2057 , GNMA, 4.00% - 6.55%, due 6/20/2051 - 6/20/2064 and U.S. Treasury Securities, 0.00% - 2.38%, due 1/23/2025 - 8/15/2041, with a value of $188,718.	175,000	175,000
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $80,084, collateralized by Asset-Backed Securities, 0.00% - 12.96%, due 6/25/2027 - 2/25/2067, Collateralized Mortgage Obligations, 0.00% - 9.16%, due 10/27/2024 - 7/25/2064, Corporate Notes and Bonds, 1.35% - 8.25%, due 12/2/2024 - 4/15/2034, FHLMC, 5.50%, due 7/25/2054, FNMA, 0.50% - 17.35%, due 3/25/2031 - 7/25/2054 , GNMA, 1.50% - 6.17%, due 7/20/2052 - 12/20/2071 and U.S. Treasury Securities, 0.25% - 2.00%, due 2/15/2025 - 1/15/2033, with a value of $86,453.	80,000	80,000
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $80,084, collateralized by Asset-Backed Securities, 3.73% - 13.58%, due 6/25/2027 - 2/25/2067, Collateralized Mortgage Obligations, 0.00% - 8.27%, due 8/15/2032 - 7/25/2064, Corporate Notes and Bonds, 0.95% - 8.75%, due 10/1/2024 - 9/19/2049, FHLMC, 6.00%, due 8/15/2039, FNMA, 5.91% - 17.35%, due 6/25/2037 - 6/25/2042 and GNMA, 1.45% - 6.46%, due 3/20/2046 - 4/20/2072, with a value of $86,459.	80,000	80,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $1,600,960, collateralized by Asset-Backed Securities, 0.30% - 7.54%, due 8/15/2025 - 7/20/2049, Collateralized Mortgage Obligations, 0.18% - 10.25%, due 10/27/2024 - 8/25/2069, Corporate Notes and Bonds, 0.45% - 10.75%, due 9/10/2024 - 12/15/2086^^, FHLMC, 1.72% - 5.36%, due 1/25/2025 - 10/25/2036, FNMA, 4.25% - 11.05%, due 5/27/2042 - 5/25/2060 , Sovereign Government Securities, 0.50% - 7.50%, due 9/16/2024 - 1/15/2050 and U.S. Treasury Securities, 0.00% - 2.38%, due 1/15/2025 - 5/15/2044, with a value of $1,688,749.	1,600,000	1,600,000
BNP Paribas SA, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $100,061, collateralized by Asset-Backed Securities, 0.00% - 13.05%, due 12/25/2025 - 7/25/2066, Corporate Notes and Bonds, 0.00% - 13.00%, due 11/1/2024 - 1/27/2084^^, Sovereign Government Securities, 3.50%, due 7/9/2041 and U.S. Treasury Securities, 3.50% - 4.63%, due 9/15/2025 - 9/30/2028, with a value of $108,121.	100,000	100,000
BNP Paribas SA, 5.67%, dated 8/30/2024, due 10/4/2024, repurchase price $713,914, collateralized by Asset-Backed Securities, 7.23% - 10.99%, due 5/15/2030 - 7/20/2037, Corporate Notes and Bonds, 2.31% - 15.70%, due 10/15/2024 - 12/1/2086^^, Sovereign Government Securities, 5.00% - 7.45%, due 1/9/2038 - 4/30/2044 and U.S. Treasury Securities, 5.21%, due 4/30/2025, with a value of $769,637.	710,000	710,000
BofA Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by Certificates of Deposit, 6.05%, due 9/11/2024 and Commercial Paper, 0.00% - 5.54%, due 9/5/2024 - 5/29/2025, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $100,060, collateralized by Asset-Backed Securities, 2.44% - 10.30%, due 1/7/2030 - 8/26/2069, with a value of $106,000.	100,000	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $120,072, collateralized by Corporate Notes and Bonds, 1.38% - 8.11%, due 12/13/2024 - 10/24/2067, with a value of $126,001.	120,000	120,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/4/2024, repurchase price $125,094, collateralized by Asset-Backed Securities, 1.03% - 10.89%, due 11/1/2028 - 8/26/2069, with a value of $132,500.	125,000	125,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/5/2024, repurchase price $50,045, collateralized by Corporate Notes and Bonds, 1.71% - 8.25%, due 9/15/2024 - 12/31/2079, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/6/2024, repurchase price $100,105, collateralized by Commercial Paper, 0.00%, due 9/6/2024 - 10/29/2024 and Corporate Notes and Bonds, 1.47% - 8.38%, due 11/1/2024 - 8/16/2077, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.75%, dated 8/30/2024, due 12/3/2024, repurchase price $406,069, collateralized by Collateralized Mortgage Obligations, 0.00% - 15.03%, due 5/15/2025 - 12/25/2063, Commercial Paper, 5.58%, due 10/15/2024, FNMA, 2.35% - 15.46%, due 8/25/2033 - 11/25/2061 and Sovereign Government Securities, 3.88% - 9.50%, due 10/13/2024 - 7/15/2052, with a value of $431,988.	400,000	400,000
Credit Agricole Corporate and Investment Bank SA, 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $250,263, collateralized by Asset-Backed Securities, 1.13% - 9.60%, due 5/25/2027 - 10/12/2038, Collateralized Mortgage Obligations, 3.91% - 7.45%, due 9/13/2032 - 3/16/2037, Commercial Paper, 0.00%, due 9/24/2024 - 11/22/2024, Corporate Notes and Bonds, 0.50% - 11.25%, due 10/25/2024 - 11/17/2058^^, GNMA, 7.50%, due 8/20/2054 and Sovereign Government Securities, 1.25% - 8.75%, due 1/7/2025 - 8/8/2054, with a value of $265,581.	250,000	250,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,773, collateralized by U.S. Treasury Securities, 0.38% - 4.13%, due 7/15/2025 - 8/15/2033, with a value of $3,060,000.	3,000,000	3,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.67%, dated 8/30/2024, due 10/29/2024, repurchase price $807,560, collateralized by Asset-Backed Securities, 2.32% - 11.33%, due 10/27/2031 - 10/15/2058, Corporate Notes and Bonds, 3.05% - 10.50%, due 10/1/2024 - 3/1/2050, FHLMC, 1.50% - 6.50%, due 2/1/2027 - 9/1/2054, FNMA, 1.50% - 8.00%, due 4/1/2026 - 6/25/2057 and GNMA, 3.50% - 6.50%, due 8/20/2040 - 2/20/2054, with a value of $816,991.	800,000	800,000
Goldman Sachs & Co. LLC, 5.70%, dated 8/30/2024, due 10/29/2024, repurchase price $201,900, collateralized by Asset-Backed Securities, 2.45%, due 12/25/2066, FHLMC, 2.50%, due 10/1/2032 and FNMA, 3.50% - 5.50%, due 9/1/2038 - 9/1/2054, with a value of $204,003.	200,000	200,000
HSBC Securities USA, Inc., 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $20,012, collateralized by Asset-Backed Securities, 2.65% - 6.25%, due 7/15/2037 - 4/20/2062 and Municipal Debt Securities, 7.50%, due 8/20/2040, with a value of $21,213.	20,000	20,000
HSBC Securities USA, Inc., 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $175,106, collateralized by Corporate Notes and Bonds, 2.70% - 7.30%, due 9/1/2029 - 9/1/2054, FHLMC, 1.50% - 6.50%, due 12/1/2025 - 9/1/2054, FNMA, 1.50% - 7.50%, due 2/1/2026 - 6/1/2063, GNMA, 4.50% - 5.00%, due 12/20/2024 - 1/20/2030 and Sovereign Government Securities, 2.38%, due 10/17/2024, with a value of $183,842.	175,000	175,000
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $20,012, collateralized by Corporate Notes and Bonds, 4.63% - 5.00%, due 6/1/2025 - 8/2/2041, with a value of $21,013.	20,000	20,000
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $100,060, collateralized by Common Stocks, with a value of $108,065.	100,000	100,000
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $160,096, collateralized by Corporate Notes and Bonds, 1.16% - 7.50%, due 4/21/2025 - 8/12/2061 and Sovereign Government Securities, 3.77% - 5.65%, due 6/15/2045 - 5/24/2061, with a value of $169,308.	160,000	160,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
ING Financial Markets LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $200,120, collateralized by Common Stocks, with a value of $216,130.	200,000	200,000
ING Financial Markets LLC, 5.60%, dated 8/30/2024, due 9/30/2024, repurchase price $251,206, collateralized by Common Stocks, with a value of $272,520.	250,000	250,000
Mitsubishi UFJ Trust & Banking Corp., 5.45%, dated 8/30/2024, due 9/5/2024, repurchase price $1,000,908, collateralized by Corporate Notes and Bonds, 0.00% - 4.70%, due 1/15/2025 - 2/25/2032, with a value of $1,050,318.	1,000,000	1,000,000
Pershing LLC, 5.72%, dated 8/30/2024, due 11/29/2024, repurchase price $152,169, collateralized by Corporate Notes and Bonds, 5.50% - 7.41%, due 12/15/2027 - 3/15/2038 and U.S. Treasury Securities, 0.00% - 4.88%, due 9/5/2024 - 8/15/2054, with a value of $155,487.	150,000	150,000
RBC Capital Markets LLC, 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $350,211, collateralized by Commercial Paper, 0.00%, due 10/3/2024 - 10/28/2024, Corporate Notes and Bonds, 0.00% - 9.00%, due 12/15/2025 - 1/31/2032^^ and U.S. Treasury Securities, 0.13% - 1.63%, due 7/15/2026 - 10/15/2027, with a value of $359,423.	350,000	350,000
Societe Generale SA, 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $250,150, collateralized by Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 1.05% - 8.75%, due 10/1/2024 - 12/31/2079^^ and Sovereign Government Securities, 0.55% - 6.38%, due 10/26/2024 - 1/23/2046^^, with a value of $262,736.	250,000	250,000
Societe Generale SA, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $140,085, collateralized by Asset-Backed Securities, 5.86%, due 8/25/2036, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 9/15/2034 - 1/17/2048, Corporate Notes and Bonds, 0.00% - 13.38%, due 1/15/2025 - 12/31/2079^^, FNMA, 10.60% - 11.10%, due 3/25/2042 - 3/25/2043 and Sovereign Government Securities, 2.78% - 11.88%, due 2/4/2025 - 7/23/2060^^, with a value of $150,987.	140,000	140,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.47%, dated 8/30/2024, due 9/3/2024, repurchase price $475,289, collateralized by Asset-Backed Securities, 5.69% - 5.86%, due 8/25/2036 - 5/25/2037, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 9/15/2034 - 1/17/2048, Corporate Notes and Bonds, 0.00% - 13.38%, due 9/16/2024 - 12/31/2079^^, FNMA, 10.85% - 11.10%, due 9/25/2042 - 3/25/2043 and Sovereign Government Securities, 2.78% - 9.88%, due 1/7/2025 - 9/23/2061^^, with a value of $512,841.	475,000	475,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/4/2024, repurchase price $400,300, collateralized by Collateralized Mortgage Obligations, 1.14% - 3.00%, due 1/10/2048 - 1/18/2052, Corporate Notes and Bonds, 1.13% - 8.75%, due 10/1/2024 - 7/17/2064^^ and Sovereign Government Securities, 0.75% - 5.88%, due 10/26/2024 - 1/23/2031^^, with a value of $420,467.	400,000	400,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/6/2024, repurchase price $215,226, collateralized by Collateralized Mortgage Obligations, 3.00% - 7.41%, due 11/19/2038 - 1/18/2052, Corporate Notes and Bonds, 0.00% - 8.75%, due 12/15/2024 - 10/31/2082^^ and Sovereign Government Securities, 0.55% - 6.38%, due 10/26/2024 - 5/14/2049^^, with a value of $226,008.	215,000	215,000
Societe Generale SA, 5.70%, dated 8/30/2024, due 11/12/2024, repurchase price $510,917, collateralized by Asset-Backed Securities, 5.69% - 5.86%, due 8/25/2036 - 5/25/2037, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 11/25/2035 - 8/25/2047, Corporate Notes and Bonds, 0.00% - 13.38%, due 2/26/2025 - 12/31/2079^^, FNMA, 11.10%, due 9/25/2042 and Sovereign Government Securities, 2.78% - 11.88%, due 1/7/2025 - 7/23/2060^^, with a value of $552,615.	505,000	505,000
TD Securities USA LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $150,090, collateralized by Municipal Debt Securities, 5.00% - 7.43%, due 9/1/2031 - 7/1/2043, with a value of $157,596.	150,000	150,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $600,632, collateralized by Asset-Backed Securities, 1.53% - 6.35%, due 3/16/2026 - 10/20/2052 and Corporate Notes and Bonds, 1.00% - 8.50%, due 9/15/2024 - 5/1/2067, with a value of $634,924.	600,000	600,000
TD Securities USA LLC, 5.45%, dated 8/30/2024, due 9/6/2024, repurchase price $390,413, collateralized by Corporate Notes and Bonds, 2.88% - 12.88%, due 11/15/2024 - 2/15/2067, with a value of $423,050.	390,000	390,000
TD Securities USA LLC, 5.67%, dated 8/30/2024, due 10/8/2024, repurchase price $226,382, collateralized by Corporate Notes and Bonds, 0.55% - 13.38%, due 4/1/2025 - 5/22/2054 and GNMA, 2.44% - 8.00%, due 10/15/2041 - 2/15/2065, with a value of $234,736.	225,000	225,000
UBS Securities LLC, 5.50%, dated 8/30/2024, due 9/6/2024, repurchase price $400,428, collateralized by Certificates of Deposit, 2.65% - 5.40%, due 8/27/2025 - 2/16/2029, Corporate Notes and Bonds, 1.02% - 11.75%, due 9/14/2024 - 1/15/2084^^ and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $424,247.	400,000	400,000
Wells Fargo Securities LLC, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $85,052, collateralized by Certificates of Deposit, 0.00% - 5.95%, due 3/11/2025 - 7/1/2027, with a value of $89,345.	85,000	85,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/4/2024, repurchase price $55,582, collateralized by Sovereign Government Securities, 0.38% - 5.65%, due 7/18/2025 - 1/11/2053, with a value of $58,584.	55,000	55,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/19/2024, repurchase price $40,519, collateralized by Sovereign Government Securities, 0.63% - 9.50%, due 10/21/2024 - 4/27/2046, with a value of $42,606.	40,000	40,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/22/2024, repurchase price $228,029, collateralized by Certificates of Deposit, 0.00% - 5.68%, due 9/5/2024 - 1/21/2025 and Sovereign Government Securities, 0.00% - 6.38%, due 11/13/2024 - 9/23/2061, with a value of $239,583.	225,000	225,000
Total Repurchase Agreements (Cost $14,520,000)		14,520,000
Municipal Bonds — 0.7%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 5.35%, 9/9/2024 (a)	73,000	73,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (a)	73,100	73,100
Minnesota — 0.1%
Ecmc Group, Inc. Series 23-1, 5.46%, 9/9/2024 (a)	96,118	96,118
Minnesota Housing Finance Agency, Residential Housing Finance Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 5.35%, 9/9/2024 (a)	17,000	17,000
		113,118
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 5.54%, 9/9/2024 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 5.41%, 9/9/2024 (a) (b)	26,700	26,700
		151,700
Pennsylvania — 0.1%
Pennsylvania Higher Education Assistance Agency Series 2024A, Rev., VRDO, LOC : Bank of America NA, 5.35%, 9/9/2024 (a)	36,995	36,995
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (a)	26,200	26,200
State of Texas, Public Finance Authority Series 2024 A, GO, VRDO, LIQ : FHLB, 5.75%, 9/9/2024 (a)	45,000	45,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.40%, 9/9/2024 (a)	34,700	34,700
		105,900
Total Municipal Bonds (Cost $553,813)		553,813
U.S. Government Agency Securities — 0.4%
FHLB
DN, 4.86%, 2/3/2025 (c)	120,137	117,748
DN, 4.86%, 2/10/2025 (c)	200,000	195,845
Total U.S. Government Agency Securities (Cost $313,391)		313,593
Corporate Bonds — 0.2%
Banks — 0.2%
Barclays Bank plc (United Kingdom)(OBFR + 0.20%), 5.52%, 9/3/2024 (b) (d)(Cost $170,000)	170,000	170,000
Total Corporate Bonds (Cost $170,000)		170,000
Short Term Investments — 81.0%
Time Deposits — 27.8%
Agricultural Bank of China Ltd.
5.35%, 9/3/2024	500,000	500,000
5.38%, 9/3/2024	375,000	375,000
5.38%, 9/4/2024	500,000	500,000
5.38%, 9/6/2024	200,000	200,000
Australia & New Zealand Banking Group Ltd.
5.33%, 9/3/2024	245,000	245,000
5.33%, 9/4/2024	600,000	600,000
5.33%, 9/5/2024	500,000	500,000
5.33%, 9/6/2024	300,000	300,000
Canadian Imperial Bank of Commerce 5.32%, 9/3/2024	818,000	818,000
China Construction Bank Corp.
5.35%, 9/3/2024	500,000	500,000
5.35%, 9/3/2024	400,000	400,000
Credit Agricole Corporate and Investment Bank
5.32%, 9/3/2024	474,489	474,489
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
5.34%, 9/3/2024	150,000	150,000
5.34%, 9/5/2024	250,000	250,000
5.34%, 9/6/2024	545,000	545,000
DBS Bank Ltd.
5.34%, 9/3/2024	200,000	200,000
5.34%, 9/4/2024	300,000	300,000
5.34%, 9/4/2024	100,000	100,000
5.34%, 9/5/2024	300,000	300,000
5.34%, 9/5/2024	200,000	200,000
5.34%, 9/6/2024	200,000	200,000
5.34%, 9/6/2024	200,000	200,000
Erste Group Bank AG 5.33%, 9/3/2024	1,500,000	1,500,000
First Abu Dhabi Bank USA NV
5.33%, 9/3/2024	2,000,000	2,000,000
5.34%, 9/3/2024	300,000	300,000
Industrial & Commercial Bank of China Ltd.
5.35%, 9/3/2024	950,000	950,000
5.35%, 9/3/2024	950,000	950,000
ING Bank NV (Netherlands)
5.33%, 9/4/2024	150,000	150,000
5.33%, 9/5/2024	890,000	890,000
KBC Bank NV 5.33%, 9/3/2024	750,000	750,000
Mitsubishi UFJ Trust & Banking Corp. 5.34%, 9/3/2024	200,000	200,000
Mizuho Bank Ltd.
5.33%, 9/3/2024	1,250,000	1,250,000
5.34%, 9/3/2024	1,300,000	1,300,000
5.35%, 9/4/2024	370,000	370,000
5.35%, 9/6/2024	175,000	175,000
National Bank of Canada
5.33%, 9/3/2024	470,000	470,000
5.33%, 9/3/2024	310,000	310,000
5.36%, 9/3/2024 (a)	500,000	500,000
Royal Bank of Canada
5.33%, 9/3/2024	680,000	680,000
5.33%, 9/3/2024	400,000	400,000
Skandinaviska Enskilda Banken AB
5.33%, 9/3/2024	1,000,000	1,000,000
5.33%, 9/3/2024	850,000	850,000
Total Time Deposits (Cost $22,852,489)		22,852,489
Commercial Paper — 24.8%
Antalis SA (France), 0.00%, 9/13/2024 (b)	125,000	124,740
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Atlantic Asset Securitization LLC
0.00%, 11/15/2024 (b)	25,000	24,722
5.43%, 12/13/2024 (c)	100,000	98,515
0.00%, 12/19/2024 (b)	50,000	49,220
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	50,000	50,009
(SOFR + 0.20%), 5.53%, 9/3/2024 (b) (d)	30,000	30,002
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	42,000	42,004
0.00%, 10/8/2024 (b)	160,000	159,092
0.00%, 10/21/2024 (b)	125,000	124,068
0.00%, 11/26/2024 (b)	38,000	37,535
0.00%, 12/3/2024 (b)	63,000	62,172
0.00%, 12/16/2024 (b)	92,000	90,637
0.00%, 1/6/2025 (b)	94,000	92,350
0.00%, 1/14/2025 (b)	75,000	73,612
Bank of China Ltd. (China)
0.00%, 9/16/2024	300,000	299,242
0.00%, 9/17/2024	300,000	299,197
Bank of Montreal (Canada)
0.00%, 9/9/2024	57,000	56,916
0.00%, 10/25/2024	170,000	168,627
0.00%, 11/13/2024	160,000	158,292
0.00%, 11/14/2024	76,000	75,178
0.00%, 4/3/2025	5,000	4,861
0.00%, 4/8/2025	16,000	15,547
0.00%, 4/30/2025	13,000	12,599
0.00%, 5/28/2025	46,000	44,439
0.00%, 6/10/2025	70,000	67,522
0.00%, 7/1/2025	100,000	96,226
Bank of Nova Scotia (The) (Canada), (SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	46,000	46,001
Banque et Caisse d'Epargne de l'Etat (Luxembourg), 0.00%, 2/4/2025	37,000	36,218
Barclays Bank plc (United Kingdom)
0.00%, 9/3/2024 (b)	1,014,602	1,014,002
0.00%, 11/26/2024 (b)	50,000	49,383
Barton Capital SA (France)
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	50,000	50,000
0.00%, 11/26/2024 (b)	50,000	49,375
0.00%, 12/4/2024 (b)	50,000	49,321
Bedford Row Funding Corp.
(SOFR + 0.16%), 5.49%, 9/3/2024 (b) (d)	23,000	23,000
(SOFR + 0.22%), 5.55%, 9/3/2024 (b) (d)	25,000	25,003
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Bennington Stark Capital Co. LLC, (SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	139,679	139,680
BNP Paribas SA (France)
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	100,000	100,017
0.00%, 2/7/2025	141,000	137,954
0.00%, 2/18/2025	73,000	71,321
0.00%, 3/11/2025	110,000	107,190
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.14%), 5.48%, 9/3/2024 (b) (d)	75,000	74,998
0.00%, 9/20/2024 (b)	74,000	73,772
BofA Securities, Inc., 0.00%, 9/13/2024	10,000	9,979
BPCE SA (France)
0.00%, 9/3/2024 (b)	200,000	199,882
(SOFR + 0.15%), 5.48%, 9/3/2024 (b) (d)	115,000	115,003
0.00%, 11/21/2024 (b)	45,000	44,471
Caisse d'Amortissement de la Dette Sociale (France)
0.00%, 12/13/2024 (b)	70,000	68,963
4.95%, 2/27/2025 (b) (c)	20,000	19,517
0.00%, 3/3/2025 (b)	27,000	26,335
Canadian Imperial Bank of Commerce (Canada)
0.00%, 9/4/2024 (b)	500,000	499,630
0.00%, 5/23/2025 (b)	100,000	96,666
0.00%, 6/6/2025 (b)	92,000	88,790
0.00%, 7/2/2025 (b)	105,000	101,033
Canadian Imperial Holdings, Inc. (Canada)
0.00%, 2/18/2025	29,000	28,340
0.00%, 4/17/2025 (b)	50,000	48,530
Chesham Finance Ltd. (Cayman Islands)
Series 2, 0.00%, 9/3/2024 (b)	465,000	464,724
Series 4, (SOFR + 0.11%), 5.44%, 9/3/2024 (b) (d)	390,000	390,000
China Construction Bank Corp. (China), 0.00%, 9/3/2024 (b)	295,000	294,824
Citigroup Global Markets, Inc., 0.00%, 1/9/2025 (b)	65,000	63,814
Commonwealth Bank of Australia (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (b) (d)	84,000	84,004
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	56,000	56,007
Cooperatieve Rabobank UA (Netherlands)
0.00%, 9/3/2024	561,000	560,671
0.00%, 4/28/2025	85,975	83,323
Credit Agricole Corporate and Investment Bank (France), 0.00%, 9/3/2024	275,000	274,838
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Credit Industriel et Commercial (France)
0.00%, 2/6/2025 (b)	25,000	24,451
0.00%, 2/14/2025 (b)	60,000	58,619
0.00%, 2/18/2025 (b)	130,000	126,939
DBS Bank Ltd. (Singapore), 0.00%, 11/22/2024 (b)	20,000	19,761
Dexia Credit Local (Belgium), 0.00%, 3/3/2025 (b)	183,500	178,997
DNB Bank ASA (Norway)
0.00%, 9/25/2024 (b)	75,000	74,721
0.00%, 11/7/2024 (b)	145,000	143,587
0.00%, 11/29/2024 (b)	172,000	169,813
0.00%, 1/2/2025 (b)	22,000	21,627
0.00%, 2/3/2025 (b)	115,000	112,601
0.00%, 4/1/2025 (b)	9,000	8,749
0.00%, 4/29/2025 (b)	75,000	72,675
Erste Finance Delaware LLC (Austria), 0.00%, 9/3/2024 (b)	600,000	599,645
European Investment Bank (Luxembourg), 0.00%, 4/17/2025	46,000	44,645
Federation des Caisses Desjardins du Quebec (Canada)
0.00%, 12/16/2024 (b)	50,000	49,245
0.00%, 1/21/2025 (b)	250,000	245,133
First Abu Dhabi Bank PJSC
0.00%, 9/23/2024 (b)	225,000	224,211
0.00%, 9/24/2024 (b)	141,000	140,485
0.00%, 10/3/2024 (b)	146,000	145,281
0.00%, 1/2/2025 (b)	30,000	29,483
0.00%, 1/7/2025 (b)	83,000	81,519
0.00%, 2/28/2025 (b)	145,000	141,499
0.00%, 4/21/2025 (b)	195,000	189,114
Glencove Funding LLC (Ireland), 0.00%, 10/10/2024 (b)	95,000	94,431
GTA Funding LLC
0.00%, 9/6/2024 (b)	27,000	26,972
0.00%, 9/20/2024 (b)	50,000	49,845
Industrial & Commercial Bank of China Ltd. (China), 0.00%, 9/3/2024 (b)	70,000	69,958
ING US Funding LLC (Netherlands)
0.00%, 9/3/2024 (b)	45,000	44,973
0.00%, 9/3/2024	14,000	13,992
(SOFR + 0.20%), 5.55%, 9/3/2024 (b) (d)	35,000	35,005
(SOFR + 0.23%), 5.58%, 9/3/2024 (b) (d)	33,000	33,007
(SOFR + 0.24%), 5.59%, 9/3/2024 (d)	88,000	88,021
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
0.00%, 9/4/2024 (b)	100,000	99,926
0.00%, 10/8/2024 (b)	135,000	134,228
0.00%, 11/1/2024 (b)	89,000	88,193
0.00%, 11/19/2024 (b)	111,000	109,718
0.00%, 12/6/2024 (b)	50,000	49,308
0.00%, 12/16/2024	15,000	14,773
0.00%, 2/10/2025 (b)	33,000	32,273
0.00%, 2/18/2025 (b)	162,000	158,263
0.00%, 3/5/2025	185,000	180,385
0.00%, 3/10/2025 (b)	100,000	97,446
0.00%, 4/17/2025 (b)	40,000	38,801
0.00%, 4/29/2025 (b)	209,540	202,977
Ionic Funding LLC Series IIIA, 0.00%, 10/8/2024	175,000	173,978
Kingdom of the Netherlands (Netherlands), 0.00%, 9/3/2024 (b)	215,000	214,873
Korea Development Bank (The) (South Korea), 0.00%, 1/21/2025	36,000	35,300
Liberty Street Funding LLC
0.00%, 12/27/2024 (b)	55,000	54,092
0.00%, 2/3/2025 (b)	10,000	9,788
0.00%, 2/7/2025 (b)	15,000	14,674
LMA-Americas LLC, 0.00%, 12/5/2024 (b)	36,250	35,753
Macquarie Bank Ltd. (Australia)
(SOFR + 0.18%), 5.53%, 9/3/2024 (b) (d)	36,000	36,003
(SOFR + 0.18%), 5.53%, 9/3/2024 (b) (d)	60,000	60,005
(SOFR + 0.19%), 5.54%, 9/3/2024 (b) (d)	40,000	40,005
(SOFR + 0.23%), 5.58%, 9/3/2024 (b) (d)	25,000	24,999
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	60,000	60,014
0.00%, 1/13/2025 (b)	41,000	40,226
National Australia Bank Ltd. (Australia)
(SOFR + 0.16%), 5.49%, 9/3/2024 (b) (d)	30,000	30,001
(SOFR + 0.20%), 5.53%, 9/3/2024 (b) (d)	95,000	95,004
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	105,000	105,023
National Bank of Canada (Canada)
(SOFR + 0.29%), 5.62%, 9/3/2024 (b) (d)	153,000	153,059
0.00%, 9/9/2024 (b)	25,000	24,963
0.00%, 9/18/2024 (b)	87,000	86,757
0.00%, 4/16/2025 (b)	200,000	194,061
National Westminster Bank plc (United Kingdom)
0.00%, 9/4/2024 (b)	355,000	354,738
0.00%, 9/6/2024 (b)	200,000	199,793
0.00%, 1/27/2025 (b)	130,000	127,378
Natixis SA (France), (SOFR + 0.13%), 5.46%, 9/3/2024 (d)	200,000	200,002
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
NatWest Markets plc (United Kingdom)Series G, 0.00%, 9/4/2024 (b)	100,000	99,926
Nieuw Amsterdam Receivables Corp. (Netherlands)
0.00%, 9/19/2024 (b)	75,000	74,777
0.00%, 1/13/2025 (b)	30,000	29,443
Nordea Bank Abp (Finland)
0.00%, 2/18/2025 (b)	52,000	50,829
0.00%, 2/24/2025 (b)	100,000	97,683
Norfina Ltd. (Australia)
0.00%, 10/10/2024 (b)	45,000	44,731
0.00%, 10/16/2024 (b)	75,000	74,488
0.00%, 10/17/2024 (b)	50,000	49,651
0.00%, 1/6/2025 (b)	50,000	49,115
Old Line Funding LLC
(SOFR + 0.16%), 5.51%, 9/3/2024 (b) (d)	30,000	30,000
(SOFR + 0.21%), 5.56%, 9/3/2024 (b) (d)	140,000	140,004
(SOFR + 0.26%), 5.61%, 9/3/2024 (b) (d)	50,000	50,010
0.00%, 1/15/2025 (b)	38,000	37,288
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.14%), 5.47%, 9/3/2024 (b) (d)	67,000	67,005
(SOFR + 0.16%), 5.49%, 9/3/2024 (b) (d)	35,000	35,002
Procter & Gamble Co. (The)
0.00%, 4/10/2025 (b)	24,890	24,189
0.00%, 4/11/2025 (b)	56,000	54,417
0.00%, 4/22/2025 (b)	46,000	44,645
Queensland Treasury Corp. (Australia), 0.00%, 1/16/2025	100,000	98,122
Royal Bank of Canada (Canada)
0.00%, 9/19/2024 (b)	116,000	115,659
0.00%, 10/11/2024 (b)	80,000	79,512
0.00%, 10/16/2024 (b)	175,000	173,810
0.00%, 11/5/2024 (b)	145,000	143,616
Santander UK plc (United Kingdom)
0.00%, 9/11/2024	110,000	109,806
0.00%, 10/11/2024	160,000	159,021
Sheffield Receivables Co. LLC (United Kingdom), (SOFR + 0.18%), 5.51%, 9/3/2024 (b) (d)	50,000	49,994
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.14%), 5.49%, 9/3/2024 (b) (d)	50,000	50,003
(SOFR + 0.17%), 5.52%, 9/3/2024 (b) (d)	42,000	42,002
(SOFR + 0.20%), 5.55%, 9/3/2024 (b) (d)	42,000	42,000
(SOFR + 0.24%), 5.59%, 9/3/2024 (b) (d)	55,000	55,014
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	56,000	56,004
0.00%, 2/18/2025 (b)	50,000	48,856
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
0.00%, 4/24/2025 (b)	37,260	36,133
0.00%, 4/29/2025 (b)	95,860	92,909
Societe Generale SA (France), 0.00%, 12/2/2024 (b)	100,000	98,693
Standard Chartered Bank (United Kingdom), 0.00%, 2/10/2025 (b)	23,000	22,493
Starbird Funding Corp.
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	25,000	25,004
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	45,000	45,006
(SOFR + 0.22%), 5.55%, 9/3/2024 (b) (d)	41,000	41,003
(SOFR + 0.25%), 5.58%, 9/3/2024 (b) (d)	25,000	25,004
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 5.56%, 9/3/2024 (b) (d)	165,000	165,010
(SOFR + 0.24%), 5.57%, 9/3/2024 (b) (d)	49,000	49,002
Sumitomo Mitsui Trust Bank Ltd. (Japan), 0.00%, 1/24/2025 (b)	141,000	138,192
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.19%), 5.54%, 9/3/2024 (b) (d)	20,000	20,002
(SOFR + 0.19%), 5.54%, 9/3/2024 (b) (d)	32,000	32,009
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	75,000	75,009
(SOFR + 0.25%), 5.60%, 9/3/2024 (b) (d)	42,000	42,004
0.00%, 9/18/2024 (b)	102,000	101,717
0.00%, 10/1/2024 (b)	110,000	109,488
0.00%, 11/8/2024 (b)	25,000	24,753
0.00%, 1/6/2025 (b)	25,000	24,562
0.00%, 4/1/2025 (b)	35,000	34,025
0.00%, 7/28/2025 (b)	75,000	71,938
Thunder Bay Funding LLC, (SOFR + 0.22%), 5.57%, 9/3/2024 (b) (d)	85,000	85,009
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.21%), 5.56%, 9/3/2024 (b) (d)	35,000	35,007
0.00%, 9/9/2024 (b)	57,000	56,916
0.00%, 10/10/2024 (b)	100,000	99,406
0.00%, 4/17/2025 (b)	100,000	97,039
0.00%, 5/16/2025 (b)	160,000	154,745
0.00%, 5/22/2025 (b)	110,000	106,315
0.00%, 5/27/2025 (b)	160,000	154,553
0.00%, 7/1/2025 (b)	60,000	57,725
TotalEnergies Capital SA (France), 0.00%, 9/9/2024 (b)	50,000	49,926
Toyota Credit Canada, Inc. (Canada), 0.00%, 4/14/2025	50,000	48,514
Toyota Credit de Puerto Rico Corp.
0.00%, 3/18/2025	50,000	48,659
0.00%, 5/21/2025	25,000	24,129
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Toyota Finance Australia Ltd. (Australia), 0.00%, 9/9/2024	17,000	16,975
Toyota Motor Credit Corp.
0.00%, 5/16/2025	57,000	55,123
0.00%, 5/23/2025	20,000	19,326
UBS AG (Switzerland)
0.00%, 9/3/2024 (b)	36,000	35,979
(SOFR + 0.23%), 5.55%, 9/3/2024 (b) (d)	65,000	65,011
0.00%, 11/13/2024 (b)	80,000	79,138
United Overseas Bank Ltd. (Singapore)
(SOFR + 0.18%), 5.53%, 9/3/2024 (b) (d)	50,000	50,009
0.00%, 9/12/2024 (b)	61,000	60,883
0.00%, 10/4/2024 (b)	60,000	59,693
0.00%, 10/7/2024 (b)	60,000	59,668
0.00%, 10/8/2024 (b)	60,000	59,659
Versailles Commercial Paper LLC
(SOFR + 0.19%), 5.52%, 9/3/2024 (b) (d)	50,000	50,002
(SOFR + 0.23%), 5.56%, 9/3/2024 (b) (d)	150,000	150,004
0.00%, 1/6/2025	40,000	39,282
Westpac Banking Corp. (Australia)
0.00%, 9/6/2024 (b)	28,000	27,972
0.00%, 10/10/2024 (b)	60,000	59,646
Total Commercial Paper (Cost $20,409,596)		20,416,578
Certificates of Deposits — 24.0%
ABN AMRO Bank NV (Netherlands)
5.02%, 2/5/2025 (c)	60,000	58,701
4.99%, 2/20/2025 (c)	110,000	107,417
Agricultural Bank of China Ltd. (China)
5.51%, 10/16/2024	120,000	120,011
5.44%, 11/22/2024	200,000	200,021
Bank of America NA
(SOFR + 0.20%), 5.55%, 9/3/2024 (d)	105,000	105,000
5.16%, 4/29/2025	177,000	177,458
Bank of Montreal (Canada)
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	90,000	90,012
5.54%, 9/3/2024	111,000	111,000
(SOFR + 0.18%), 5.54%, 9/3/2024 (d)	85,000	84,998
(SOFR + 0.28%), 5.61%, 9/3/2024 (d)	47,000	47,021
5.99%, 9/11/2024	120,000	120,015
5.12%, 10/7/2024 (c)	45,000	44,752
5.80%, 11/7/2024	143,000	143,092
5.50%, 12/4/2024	29,000	29,011
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
5.43%, 12/12/2024 (c)	150,000	147,822
5.29%, 4/4/2025 (c)	26,000	25,267
5.53%, 5/2/2025	25,000	25,122
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.55%), 5.88%, 9/3/2024 (d)	70,000	70,057
5.60%, 9/11/2024	72,000	72,001
6.00%, 10/3/2024	55,000	55,023
5.40%, 4/2/2025	30,000	30,088
BNP Paribas SA (France)
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	40,000	40,012
5.31%, 10/2/2024	146,000	145,980
5.51%, 2/24/2025	100,000	100,243
Canadian Imperial Bank of Commerce (Canada)
5.33%, 9/6/2024	150,000	150,000
5.95%, 9/19/2024	130,000	130,023
6.00%, 10/2/2024	95,000	95,035
5.30%, 10/7/2024	78,000	77,986
6.00%, 10/17/2024	108,000	108,068
5.60%, 12/10/2024	70,000	70,051
5.42%, 4/8/2025	30,000	30,098
5.55%, 4/17/2025	22,000	22,096
5.51%, 5/22/2025	57,000	57,308
5.43%, 6/6/2025	105,000	105,562
China Construction Bank Corp. (China)
5.38%, 9/3/2024	300,000	300,000
5.38%, 9/3/2024	300,000	300,000
5.55%, 9/3/2024	100,000	100,001
5.55%, 9/4/2024	300,000	300,006
5.55%, 9/6/2024	150,000	150,004
5.55%, 9/6/2024	175,000	175,004
5.55%, 9/9/2024	100,000	100,004
5.55%, 9/10/2024	100,000	100,004
5.42%, 10/2/2024	150,000	149,996
5.45%, 10/2/2024	150,000	150,001
5.48%, 10/3/2024	150,000	150,005
5.42%, 10/4/2024	150,000	149,996
5.45%, 11/5/2024	250,000	250,020
5.45%, 11/14/2024	125,000	125,014
5.45%, 11/15/2024	125,000	125,015
Cooperatieve Rabobank UA (Netherlands)
5.90%, 9/6/2024	89,370	89,379
5.67%, 9/9/2024 (c)	187,000	186,725
5.65%, 9/13/2024 (c)	92,000	91,811
5.66%, 9/18/2024 (c)	76,000	75,788
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.21%, 10/22/2024	100,000	100,006
5.55%, 11/8/2024 (c)	152,000	150,470
5.80%, 11/12/2024	75,000	75,093
5.38%, 12/11/2024 (c)	28,000	27,591
5.00%, 2/12/2025	39,000	39,012
Credit Agricole Corporate and Investment Bank
5.33%, 9/5/2024	150,000	150,001
5.39%, 9/11/2024	25,000	24,999
5.45%, 9/30/2024	40,000	40,001
5.12%, 10/1/2024 (c)	85,000	84,615
5.31%, 10/4/2024	85,000	84,987
5.55%, 11/1/2024	12,000	12,007
5.55%, 11/4/2024	20,000	20,012
5.51%, 11/7/2024	20,000	20,011
5.34%, 11/15/2024	5,000	5,001
5.02%, 2/3/2025	102,000	102,052
5.06%, 2/4/2025	72,000	72,051
5.58%, 4/25/2025	25,000	25,115
5.58%, 4/30/2025	12,000	12,057
5.50%, 5/23/2025	90,000	90,470
5.52%, 5/23/2025	100,000	100,539
5.55%, 5/30/2025	150,000	150,876
Credit Industriel et Commercial (France)
(SOFR + 0.22%), 5.55%, 9/3/2024 (d)	50,000	50,008
5.54%, 9/6/2024	202,000	202,000
5.13%, 10/7/2024 (c)	315,000	313,290
5.14%, 10/8/2024 (c)	172,000	171,042
5.10%, 10/21/2024 (c)	200,000	198,517
5.14%, 10/24/2024 (c)	198,000	196,448
5.12%, 11/1/2024 (c)	60,000	59,462
5.21%, 11/6/2024 (c)	66,000	65,363
5.02%, 2/7/2025	90,000	90,022
5.44%, 3/3/2025 (c)	143,000	139,479
5.36%, 3/3/2025 (c)	105,000	102,415
5.50%, 3/3/2025	71,000	71,181
5.50%, 3/10/2025	63,000	63,177
DZ Bank AG (Germany)
5.36%, 9/16/2024	200,000	200,006
5.13%, 4/28/2025	77,440	77,637
Industrial & Commercial Bank of China Ltd. (China)
5.63%, 9/3/2024	375,000	375,009
5.45%, 9/30/2024	400,000	400,000
5.47%, 9/30/2024	500,000	500,007
ING Bank NV (Netherlands) , 5.25%, 10/21/2024	139,000	138,972
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
KBC Bank NV (Belgium)
5.45%, 9/11/2024	75,000	75,002
5.44%, 9/13/2024	100,000	100,003
5.43%, 10/8/2024	25,000	25,004
Korea Development Bank (South Korea) (SOFR + 0.21%), 5.56%, 9/3/2024 (d)	50,000	50,007
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	94,000	94,006
(SOFR + 0.18%), 5.53%, 9/3/2024 (d)	50,000	50,001
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	42,000	42,002
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	65,000	65,003
(SOFR + 0.21%), 5.54%, 9/3/2024 (d)	147,000	147,011
(SOFR + 0.22%), 5.55%, 9/3/2024 (d)	111,000	111,006
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	63,000	63,008
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	40,000	40,009
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	121,000	121,021
5.45%, 9/5/2024 (c)	150,000	149,869
5.45%, 9/11/2024 (c)	200,000	199,651
5.47%, 10/11/2024 (c)	100,000	99,393
5.47%, 10/15/2024 (c)	100,000	99,336
Mizuho Bank Ltd. (Japan)
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	105,000	105,012
(SOFR + 0.23%), 5.56%, 9/3/2024 (d)	185,000	184,987
(SOFR + 0.23%), 5.58%, 9/3/2024 (d)	172,000	171,992
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	40,000	40,009
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	60,000	60,015
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	50,000	50,012
5.40%, 9/6/2024	90,000	89,999
MUFG Bank Ltd. (Japan)
(SOFR + 0.17%), 5.52%, 9/3/2024 (d)	61,000	61,001
(SOFR + 0.17%), 5.52%, 9/3/2024 (d)	140,000	140,004
(SOFR + 0.19%), 5.54%, 9/3/2024 (d)	53,000	53,001
5.35%, 9/6/2024	500,000	500,000
National Australia Bank Ltd. (Australia)
5.67%, 10/4/2024 (c)	117,000	116,411
5.12%, 10/9/2024 (c)	93,000	92,466
5.53%, 11/12/2024 (c)	110,000	108,842
5.41%, 2/28/2025 (c)	115,000	112,233
Natixis SA (France)
(SOFR + 0.18%), 5.51%, 9/3/2024 (d)	118,000	118,011
5.62%, 9/3/2024	187,000	187,002
5.40%, 9/19/2024	160,000	159,990
5.43%, 12/27/2024	15,000	15,011
5.47%, 1/8/2025	55,000	55,064
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.51%, 2/7/2025	25,000	25,051
5.50%, 2/14/2025	85,000	85,185
Nordea Bank Abp (Finland)
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	39,000	39,004
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	32,000	32,004
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	45,000	45,006
(SOFR + 0.20%), 5.53%, 9/3/2024 (d)	21,000	21,003
Norinchukin Bank (The) (Japan)
5.33%, 9/4/2024	305,000	304,999
5.33%, 9/5/2024	120,000	120,000
5.46%, 9/6/2024	63,000	63,000
5.46%, 9/9/2024	300,000	300,004
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.16%), 5.51%, 9/3/2024 (d)	17,000	17,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	100,000	100,011
(SOFR + 0.20%), 5.55%, 9/3/2024 (d)	185,000	185,038
Royal Bank of Canada (Canada) (SOFR + 0.27%), 5.60%, 9/3/2024 (d)	16,000	16,005
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.14%), 5.49%, 9/3/2024 (d)	87,000	87,007
(SOFR + 0.17%), 5.52%, 9/3/2024 (d)	68,000	68,012
5.19%, 4/28/2025	100,000	100,276
5.18%, 4/29/2025	60,000	60,164
5.52%, 5/29/2025	40,000	40,229
5.52%, 5/30/2025	30,000	30,173
5.06%, 7/30/2025	131,000	131,527
5.06%, 7/31/2025	15,000	15,061
Standard Chartered Bank (United Kingdom)
(SOFR + 0.25%), 5.60%, 9/3/2024 (d)	30,000	30,008
5.40%, 9/6/2024	30,000	30,000
5.42%, 9/13/2024	10,000	10,000
5.45%, 10/10/2024	23,000	23,002
5.50%, 12/2/2024	83,000	83,052
5.49%, 12/12/2024	115,000	115,090
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	25,000	25,002
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	43,000	43,003
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	75,000	75,016
(SOFR + 0.25%), 5.58%, 9/3/2024 (d)	23,000	23,005
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.15%), 5.48%, 9/3/2024 (d)	106,000	106,003
(SOFR + 0.16%), 5.49%, 9/3/2024 (d)	155,000	155,005
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	115,000	115,007
(SOFR + 0.19%), 5.52%, 9/3/2024 (d)	152,000	152,007
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
(SOFR + 0.23%), 5.56%, 9/3/2024 (d)	73,000	72,991
(SOFR + 0.15%), 5.53%, 9/4/2024 (d)	32,000	32,000
5.41%, 9/11/2024 (c)	200,000	199,649
5.43%, 9/12/2024 (c)	200,000	199,619
5.45%, 9/20/2024 (c)	200,000	199,386
5.43%, 10/11/2024	63,000	63,008
5.14%, 2/6/2025	135,000	135,102
4.99%, 2/10/2025 (c)	100,000	97,777
5.00%, 2/18/2025 (c)	49,000	47,863
Svenska Handelsbanken AB (Sweden)
5.31%, 1/16/2025	41,000	41,051
5.23%, 4/22/2025	80,000	80,209
5.52%, 5/28/2025	65,000	65,351
Toronto-Dominion Bank (The) (Canada)
6.00%, 9/9/2024	146,400	146,415
6.01%, 10/3/2024	35,000	35,015
6.00%, 10/17/2024	83,000	83,053
5.50%, 2/3/2025	100,000	100,199
5.40%, 3/28/2025	50,000	50,132
5.55%, 4/17/2025	33,000	33,137
5.57%, 4/22/2025	11,000	11,049
5.53%, 5/28/2025	65,000	65,356
Wells Fargo Bank NA (SOFR + 0.60%), 5.93%, 9/3/2024 (d)	160,000	160,142
Woori Bank (South Korea)
5.50%, 9/3/2024 (b)	125,000	125,001
5.25%, 11/22/2024 (b)	73,000	73,007
Total Certificates of Deposit (Cost $19,796,397)		19,805,990
U.S. Treasury Obligations — 4.4%
U.S. Treasury Bills
5.25%, 9/3/2024 (c)	474,000	474,000
5.25%, 9/10/2024 (c)	1,000,000	998,985
5.26%, 9/24/2024 (c)	1,250,000	1,246,219
4.66%, 1/23/2025 (c)	935,000	917,505
Total U.S. Treasury Obligations (Cost $3,636,265)		3,636,709
Total Short Term Investments (Cost $66,694,747)		66,711,766
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 99.9% (Cost $82,251,951)		82,269,172
Other Assets Less Liabilities — 0.1%		64,363
NET ASSETS — 100.0%		82,333,535

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2024.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The rate shown is the effective yield as of August 31, 2024.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.9%
Alabama — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	4,050	4,050
Alaska — 2.5%
Alaska Housing Finance Corp., Home Mortgage
Series 2009A, Rev., VRDO, LIQ : FHLB, 2.85%, 9/9/2024 (b)	10,000	10,000
Series 2009 B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (b)	10,920	10,920
Series 2007A, Rev., VRDO, LIQ : FHLB, 2.85%, 9/12/2024 (b)	1,200	1,200
City of Valdez, Exxon Pipeline Co. Project
Series 1993-B, Rev., VRDO, 3.90%, 9/3/2024 (b)	16,100	16,100
Series 1993-C, Rev., VRDO, 3.90%, 9/3/2024 (b)	2,925	2,925
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LIQ : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	8,605	8,605
		49,750
Arizona — 1.6%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (b)	6,495	6,495
Arizona Industrial Development Authority, Juniper Square Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (b)	3,930	3,930
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2019 A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	9,590	9,590
Deutsche Bank Spears Series DB-8141, Rev., VRDO, LIQ : Deutsche Bank AG, Zero Coupon, 9/9/2024 (a) (b)	6,235	6,235
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.99%, 9/9/2024 (b)	660	660
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0580, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,570	3,570
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 3.07%, 9/9/2024 (a) (b)	1,000	1,000
		31,480
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — 3.1%
Metropolitan Water District of Southern California Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.40%, 9/9/2024 (b)	8,500	8,500
San Francisco City and County Airport Comm-San Francisco International Airport Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.97%, 9/9/2024 (b)	1,550	1,550
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.95%, 9/3/2024 (b)	19,600	19,600
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	6,850	6,850
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.93%, 9/9/2024 (a) (b)	5,845	5,845
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	6,240	6,240
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	4,675	4,675
Series 2022-XF3025, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,650	5,650
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	475	475
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	605	605
		59,990
Colorado — 1.3%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (b)	2,150	2,150
Colorado Housing and Finance Authority, Multi-Family Mortgage Series 2009A-1, Class 1, Rev., VRDO, LIQ : FHLB, 2.93%, 9/9/2024 (b)	3,980	3,980
RIB Floater Trust Various States Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	2,390	2,390
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	10,000	10,000
		26,520
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	13

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — 1.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (b)	2,400	2,400
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (b)	10,000	10,000
Series 2019 F-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 2.92%, 9/9/2024 (b)	22,000	22,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,010	3,010
		37,410
Delaware — 0.3%
University of Delaware Series 2004 B, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	5,400	5,400
District of Columbia — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,360	1,360
		3,150
Florida — 3.8%
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.15%, 9/9/2024 (b)	10,000	10,000
County of Miami-Dade, Professional Sports Franchise Series 2009 E, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/9/2024 (b)	10,000	10,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 3.15%, 9/3/2024 (b)	10,000	10,000
Florida Housing Finance Corp., Autumn Place Apartments Series 2008-K-1, Rev., VRDO, LOC : Truist Bank, 3.05%, 9/9/2024 (b)	5,220	5,220
Highlands County Health Facilities Authority, Adventist Health System Series 2012I-3, Rev., VRDO, 2.90%, 9/9/2024 (b)	4,850	4,850
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	4,000	4,000
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	5,995	5,995
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,500	2,500
Series 2024 XL0551, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,230	2,230
Series 2023-XF1666, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (a) (b)	7,240	7,240
		74,495
Georgia — 1.0%
Development Authority of Gwinnett County, Goodwill North Georgia, Inc. Project Series 2009, Rev., VRDO, LOC : Truist Bank, 3.03%, 9/9/2024 (b)	1,995	1,995
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 3.15%, 9/9/2024 (b)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	4,000	4,000
		19,995
Illinois — 1.5%
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 3.85%, 9/3/2024 (b)	4,110	4,110
Series 2021D, Rev., VRDO, 2.90%, 9/9/2024 (b)	5,000	5,000
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.94%, 9/9/2024 (b)	8,100	8,100
Illinois Housing Development Authority, Multi-Family Series 2024A, Rev., VRDO, FHA, LIQ : FHLB, 2.93%, 9/9/2024 (b)	1,000	1,000
Joliet Regional Port District, ExxonMobil Project, Rev., VRDO, 3.90%, 9/3/2024 (b)	2,355	2,355
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1326, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	4,565	4,565
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.00%, 9/9/2024 (a) (b)	5,000	5,000
		30,130
Indiana — 0.2%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,315	3,315
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 1.5%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.09%, 9/9/2024 (a) (b)	3,100	3,100
Iowa Finance Authority, Single Family Mortgage Series 2016B, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 2.90%, 9/9/2024 (b)	19,500	19,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,725	2,725
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,300	4,300
		29,625
Kansas — 0.8%
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (b)	15,085	15,085
Kentucky — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,470	5,470
Louisiana — 2.7%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone
Series 2010, Rev., VRDO, 3.92%, 9/3/2024 (b)	22,380	22,380
Series 2010B, Rev., VRDO, 3.92%, 9/3/2024 (b)	20,975	20,975
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 3.00%, 9/9/2024 (b)	4,750	4,750
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	5,230	5,230
		53,335
Maryland — 1.6%
Maryland Economic Development Corp. Howard Hughes Medical Institute Series 2008B, Rev., VRDO, 2.83%, 9/9/2024 (b)	2,670	2,670
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System
Series 2024A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	10,000	10,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Series 2024 C, Rev., VRDO, 2.88%, 9/9/2024 (b)	12,435	12,435
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	5,615	5,615
		30,720
Massachusetts — 0.6%
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 4.01%, 9/3/2024 (b)	10,250	10,250
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	1,215	1,215
		11,465
Michigan — 3.9%
RIB Floater Trust Various States
Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	23,935	23,935
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	19,800	19,800
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,550	4,550
Series 2023-XF3143, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,600	5,600
Series 2023-XF3151, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	6,345	6,345
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-XF1581, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	5,000	5,000
University of Michigan
Series 2012D-1, Rev., VRDO, 3.75%, 9/3/2024 (b)	1,100	1,100
Series 2008 B, Rev., VRDO, 2.84%, 9/9/2024 (b)	4,375	4,375
		76,810
Minnesota — 0.8%
City of Rochester, Mayo Clinic Series 2008B, Rev., VRDO, LIQ : Northern Trust Co. (The), 2.80%, 9/9/2024 (b)	1,750	1,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 2.94%, 9/9/2024 (a) (b)	3,400	3,400
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,665	9,665
		14,815
Mississippi — 4.5%
Mississippi Business Finance Corp., Chevron USA, Inc. Project
Series 2011E, Rev., VRDO, 3.90%, 9/3/2024 (b)	12,305	12,305
Series 2023, Rev., VRDO, 3.90%, 9/3/2024 (b)	10,000	10,000
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007B, Rev., VRDO, 3.90%, 9/3/2024 (b)	10,075	10,075
Series 2007C, Rev., VRDO, 3.90%, 9/3/2024 (b)	4,595	4,595
Series 2009A, Rev., VRDO, 3.90%, 9/3/2024 (b)	9,700	9,700
Series 2009B, Rev., VRDO, 3.90%, 9/3/2024 (b)	7,685	7,685
Series 2009C, Rev., VRDO, 3.90%, 9/3/2024 (b)	6,960	6,960
Series 2009F, Rev., VRDO, 3.90%, 9/3/2024 (b)	6,420	6,420
Series 2009G, Rev., VRDO, 3.90%, 9/3/2024 (b)	7,880	7,880
Series 2010I, Rev., VRDO, 3.90%, 9/3/2024 (b)	2,800	2,800
Series 2010J, Rev., VRDO, 3.90%, 9/3/2024 (b)	4,000	4,000
Series 2011G, Rev., VRDO, 3.90%, 9/3/2024 (b)	5,485	5,485
		87,905
Missouri — 3.5%
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 2.93%, 9/9/2024 (b)	4,940	4,940
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.85%, 9/3/2024 (b)	955	955
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 4.00%, 9/3/2024 (b)	6,610	6,610
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 3.12%, 9/9/2024 (b)	1,330	1,330
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 3.55%, 9/3/2024 (b)	13,075	13,075
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (b)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-E-158, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	10,000	10,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 3.02%, 9/9/2024 (b)	3,420	3,420
Tender Option Bond Trust Receipts/Certificates Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,000	5,000
		67,805
Nebraska — 1.3%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 2.95%, 9/9/2024 (b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	7,000	7,000
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,985	5,985
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,910	1,910
		26,195
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0494, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/9/2024 (a) (b)	3,995	3,995
New Hampshire — 2.7%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.85%, 9/3/2024 (b)	52,700	52,700
New Jersey — 0.7%
RIB Floater Trust Various States Series 2024-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 3.89%, 9/3/2024 (a) (b)	13,900	13,900
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 19.9%
City of New York, Fiscal Year 2008 Series 2008 L-3, GO, VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (b)	1,315	1,315
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (b)	3,500	3,500
City of New York, Fiscal Year 2013
Series 2013F-3, GO, VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	13,510	13,510
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (b)	3,740	3,740
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (b)	125	125
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,230	3,230
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.91%, 9/3/2024 (b)	4,730	4,730
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (b)	10,000	10,000
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/3/2024 (b)	6,875	6,875
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (b)	30,055	30,055
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	4,725	4,725
Metropolitan Transportation Authority
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 9/3/2024 (b)	34,960	34,960
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/3/2024 (b)	10,000	10,000
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 4.00%, 9/3/2024 (b)	24,350	24,350
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	5,500	5,500
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,000	3,000
New York City Capital Resources Corp., LN Enhanced Assistance Program Series 2008B-1, Rev., VRDO, LOC : Bank of America NA, 2.82%, 9/9/2024 (b)	14,900	14,900
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.91%, 9/9/2024 (b)	22,675	22,675
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (b)	400	400
Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.95%, 9/3/2024 (b)	2,225	2,225
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (b)	17,000	17,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (b)	16,060	16,060
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.60%, 9/3/2024 (b)	8,450	8,450
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (b)	26,610	26,610
Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (b)	13,225	13,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (b)	11,645	11,645
Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (b)	5,015	5,015
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	13,155	13,155
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	18,700	18,700
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	4,725	4,725
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (b)	10,325	10,325
Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (b)	10,300	10,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	3,275	3,275
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (b)	11,410	11,410
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	5,650	5,650
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2006A-2, Rev., VRDO, 2.80%, 9/9/2024 (b)	15,850	15,850
		391,210
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2018 F, Rev., VRDO, 2.93%, 9/9/2024 (b)	17,550	17,550
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	15,000	15,000
North Carolina Medical Care Commission, First Health of the Carolina Project
Series 2017C, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	5,385	5,385
Series 2017D, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	4,920	4,920
		42,855
North Dakota — 0.8%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2019 B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (b)	15,000	15,000
Ohio — 5.7%
County of Allen Hospital Facilities, Catholic Healthcare Partners Series 2010-C, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	10,000	10,000
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	7,040	7,040
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio State University (The) Series 2023 A1, Rev., VRDO, 2.90%, 9/9/2024 (b)	31,875	31,875
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	15,000	15,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	10,000	10,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.50%, 9/3/2024 (b)	5,625	5,625
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	4,625	4,625
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	3,815	3,815
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,775	6,775
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,950	3,950
Series 2022-XL0321, Rev., VRDO, LIQ : Bank of America NA, 2.96%, 9/9/2024 (a) (b)	2,100	2,100
		111,870
Oklahoma — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1636, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,785	2,785
Other — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 3.04%, 9/9/2024 (a) (b)	5,885	5,885
Pennsylvania — 2.7%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.80%, 9/3/2024 (b)	9,105	9,105
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 3.90%, 9/3/2024 (b)	18,050	18,050
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	2,180	2,180
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (a) (b)	4,325	4,325
Series 2023-XL0469, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	3,390	3,390
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,775	2,775
Series 2024-XG0550, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,290	6,290
Series 2024-XG0566, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,065	2,065
Series 2024-XF1707, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	5,330	5,330
		53,510
Rhode Island — 0.3%
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 3.92%, 9/3/2024 (b)	6,000	6,000
South Carolina — 0.1%
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (b)	1,145	1,145
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (b)	2,010	2,010
Tennessee — 3.9%
Clarksville Public Building Authority, Pooled Financing
Series 2008, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (b)	3,800	3,800
Series 2001, Rev., VRDO, LOC : Bank of America NA, 4.06%, 9/3/2024 (b)	3,020	3,020
Series 2009, Rev., VRDO, LOC : Bank of America NA, 3.01%, 9/9/2024 (b)	1,920	1,920
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 4.03%, 9/3/2024 (b)	9,585	9,585
Montgomery County Public Building Authority, Tenn County Pool, Rev., VRDO, LOC : Bank of America NA, 4.09%, 9/3/2024 (b)	6,000	6,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Public Building Authority of Sevier County, Local Government Public Improvement
Series VII-B-2, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	12,120	12,120
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	16,325	16,325
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1421, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	6,600	6,600
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,000	5,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	1,800	1,800
Series 2023-XF1625, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 2.97%, 9/9/2024 (a) (b)	3,720	3,720
		76,290
Texas — 7.6%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (b)	7,645	7,645
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 3.95%, 9/3/2024 (b)	7,922	7,922
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (b)	7,850	7,850
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G-124, Rev., VRDO, LOC : Royal Bank of Canada, 3.12%, 9/3/2024 (a) (b)	7,500	7,500
State of Texas, Veterans
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.85%, 9/9/2024 (b)	4,830	4,830
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (b)	2,645	2,645
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (b)	3,010	3,010
State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/9/2024 (b)	5,220	5,220
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 2.85%, 9/9/2024 (b)	20,570	20,570
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	9,952	9,952
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 2.94%, 9/9/2024 (a) (b)	1,000	1,000
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	6,000	6,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	3,000	3,000
Series 2024-XF3238, GO, VRDO, PSF-GTD, LIQ : UBS AG, 2.94%, 9/9/2024 (a) (b)	2,905	2,905
Series 2022-XF1448, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,050	2,050
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	3,440	3,440
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,760	2,760
Series 2022-XL0362, GO, VRDO, PSF-GTD, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,765	2,765
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	2,675	2,675
Series 2023-XF1664, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,000	2,000
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,600	2,600
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,335	5,335
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	8,000	8,000
Series 2023-XL0500, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/9/2024 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,800	2,800
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 2.96%, 9/9/2024 (a) (b)	4,890	4,890
Series 2023-XF1657, GO, VRDO, PSF-GTD, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	3,100	3,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a) (b)	5,605	5,605
		148,409
Utah — 0.4%
County of Utah, IHC Health Services, Inc. Series 2016 C, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.90%, 9/9/2024 (b)	7,525	7,525
Virginia — 3.1%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018 A, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (b)	2,925	2,925
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 2.91%, 9/9/2024 (b)	4,300	4,300
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series 2003D, Rev., VRDO, 2.83%, 9/9/2024 (b)	3,075	3,075
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,250	2,250
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,800	1,800
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,300	3,300
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	28,875	28,875
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	10,000	10,000
		61,525
Washington — 0.8%
Port of Tacoma, Subordinate Lien Series 2008B, Rev., VRDO, LOC : Bank of America NA, 2.85%, 9/9/2024 (b)	3,900	3,900
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 2.96%, 9/9/2024 (a) (b)	6,000	6,000
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Tender Option Bond Trust Receipts/Certificates
Series 2015-XF1017, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,800	2,800
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,670	1,670
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,670	1,670
		16,040
Wisconsin — 2.2%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	1,875	1,875
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	1,455	1,455
Series 2024-XL0554, Rev., VRDO, FNMA / GNMA / FHLMC, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	7,500	7,500
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	2,150	2,150
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016 C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 2.90%, 9/9/2024 (b)	2,290	2,290
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.90%, 9/9/2024 (b)	12,375	12,375
		43,755
Total Municipal Bonds (Cost $1,821,324)		1,821,324
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 7.2%
California — 0.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024# (a)	7,000	7,000
New York — 0.7%
Nuveen New York AMT - Free Quality Municipal Income Fund Series 1, LIQ : Royal Bank of Canada, 2.97%, 9/9/2024# (a)	13,600	13,600
Other — 6.2%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (a)	46,700	46,700
Series 5, LIQ : Societe Generale SA, 2.97%, 9/9/2024# (a)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5, LOC : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (a)	5,000	5,000
Series 4, LIQ : Barclays Bank plc, 2.97%, 9/9/2024# (a)	39,400	39,400
Series 3, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024# (a)	13,400	13,400
		121,900
Total Variable Rate Demand Preferred Shares (Cost $142,500)		142,500
Total Investments — 100.1% (Cost $1,963,824) *		1,963,824
Liabilities in Excess of Other Assets — (0.1)%		(2,885)
NET ASSETS — 100.0%		1,960,939

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 42.1%
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.33% - 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059. (a)	100,000	100,000
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030. (a)	50,000	50,000
Canadian Imperial Bank of Commerce, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $25,014, collateralized by U.S. Treasury Securities, 0.38% - 4.63%, due 1/31/2025 - 8/15/2053, with a value of $25,515.	25,000	25,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by U.S. Treasury Securities, 3.75%, due 12/31/2030, with a value of $51,000.	50,000	50,000
HSBC Securities USA, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $25,015, collateralized by FNMA, 2.00% - 4.00%, due 11/1/2048 - 8/1/2051, with a value of $25,515.	25,000	25,000
ING Financial Markets LLC, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $25,015, collateralized by GNMA, 2.50%, due 9/20/2051 - 2/20/2052, with a value of $25,515.	25,000	25,000
Total Repurchase Agreements (Cost $275,000)		275,000
U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes, (US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (b)(Cost $11,993)	12,000	11,985
Short Term Investments — 56.6%
Commercial Paper — 24.3%
Barclays Bank plc (United Kingdom), 0.00%, 9/3/2024 (c)	20,000	19,988
Canadian Imperial Bank of Commerce (Canada), 0.00%, 9/3/2024 (c)	20,000	19,988
China Construction Bank Corp. (China), 0.00%, 9/3/2024 (c)	20,000	19,988
Credit Agricole Corporate and Investment Bank (France), 0.00%, 9/3/2024	20,000	19,988
Federation des Caisses Desjardins du Quebec (Canada), 0.00%, 9/3/2024 (c)	25,000	24,986
Industrial & Commercial Bank of China Ltd. (China), 0.00%, 9/3/2024 (c)	20,000	19,988
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Nationwide Building Society (United Kingdom), 0.00%, 9/3/2024 (c)	25,000	24,985
Svenska Handelsbanken AB (Sweden), 0.00%, 9/3/2024 (c)	8,900	8,895
Total Commercial Paper (Cost $158,853)		158,806
U.S. Treasury Obligations — 17.7%
U.S. Treasury Bills
5.26%, 10/1/2024 (d)	10,000	9,960
5.26%, 10/22/2024 (d)	20,000	19,861
5.26%, 10/29/2024 (d)	10,000	9,921
5.22%, 11/14/2024 (d)	10,000	9,900
5.18%, 11/26/2024 (d)	10,000	9,884
5.24%, 11/29/2024 (d)	10,000	9,880
5.15%, 12/3/2024 (d)	10,000	9,875
5.06%, 12/10/2024 (d)	6,000	5,920
5.05%, 12/17/2024 (d)	6,000	5,914
5.00%, 12/24/2024 (d)	4,000	3,939
5.09%, 1/23/2025 (d)	8,000	7,850
5.03%, 1/30/2025 (d)	10,000	9,804
4.88%, 2/20/2025 (d)	3,000	2,933
Total U.S. Treasury Obligations (Cost $115,567)		115,641
Time Deposits — 14.6%
Credit Agricole Corporate and Investment Bank 5.32%, 9/3/2024	4,948	4,948
Erste Group Bank AG 5.33%, 9/3/2024	25,000	25,000
Mizuho Bank Ltd. 5.33%, 9/3/2024	20,000	20,000
Royal Bank of Canada 5.33%, 9/3/2024	20,000	20,000
Skandinaviska Enskilda Banken AB 5.33%, 9/3/2024	25,000	25,000
Total Time Deposits (Cost $94,948)		94,948
Total Short Term Investments (Cost $369,368)		369,395
Total Investments — 100.5% (Cost $656,361)		656,380
Liabilities in Excess of Other Assets — (0.5)%		(3,224)
NET ASSETS — 100.0%		653,156

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	23

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(a)
Agency Joint Trading Account II, III - At August 31,
2024, the Fund had proportionate interests in the
Agency Joint Trading Account II and III with a maturity
date of September 3, 2024, as follows for JPMorgan
Securities Lending Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account II	$100,000	$100,059	$138,631
Agency Joint Trading Account III	50,000	50,030	83,368

Repurchase Agreements - At August 31, 2024, the Principal Amounts of the Fund's interests in the Agency Joint Trading Account II, III were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account II
BofA Securities, Inc.	5.33%	$67,797
Citigroup Global Markets Holdings, Inc.	5.34%	32,203
Total		100,000
Agency Joint Trading Account III
BNP Paribas SA	5.33%	50,000

At August 31, 2024, the Agency Joint Trading Account II, III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account II
FFCB	1.75%-5.62%	2/14/2025-2/3/2050
FHLB	0.00%-5.68%	9/9/2024-1/27/2042
FHLMC	0.00%-7.50%	9/26/2024-8/1/2054
FNMA	0.00%-7.50%	6/17/2025-8/1/2054
GNMA	1.50%-7.50%	4/15/2029-4/20/2073
Tennessee Valley Authority	0.00%	9/15/2035-9/15/2065
U.S. Treasury Securities	0.00%-4.25%	11/15/2024-8/15/2054
Agency Joint Trading Account III
FHLMC	2.40%-7.50%	5/25/2025-8/1/2054
FNMA	0.00%-7.50%	6/1/2026-6/1/2054

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 12.1%
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $20,021, collateralized by Asset-Backed Securities, 0.00% - 12.31%, due 3/15/2027 - 7/26/2066, Collateralized Mortgage Obligations, 3.26% - 7.71%, due 2/25/2035 - 10/25/2063, Corporate Notes and Bonds, 1.65% - 7.63%, due 2/1/2025 - 5/20/2032, FNMA, 15.95% - 16.35%, due 3/25/2042 - 5/27/2042, GNMA, 4.00% - 6.10%, due 7/20/2052 - 9/20/2066 and U.S. Treasury Securities, 0.88% - 1.13%, due 6/30/2026 - 1/15/2033, with a value of $21,598.	20,000	20,000
BMO Capital Markets Corp., 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $20,021, collateralized by Asset-Backed Securities, 0.00% - 12.79%, due 1/15/2031 - 7/25/2063, Collateralized Mortgage Obligations, 0.03% - 8.10%, due 10/25/2028 - 7/25/2064, Corporate Notes and Bonds, 1.35% - 5.79%, due 12/2/2024 - 3/1/2052, FHLMC, 3.00% - 4.50%, due 12/15/2043 - 1/15/2047, FNMA, 4.00%, due 1/25/2042 , GNMA, 2.50% - 6.17%, due 3/20/2046 - 12/20/2071 and U.S. Treasury Securities, 1.13% - 2.00%, due 2/15/2025 - 1/15/2033, with a value of $21,700.	20,000	20,000
BNP Paribas SA, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $845,507, collateralized by Asset-Backed Securities, 1.38% - 7.75%, due 9/15/2026 - 12/25/2068, Collateralized Mortgage Obligations, 6.41% - 6.63%, due 9/15/2033 - 11/15/2034, Corporate Notes and Bonds, 1.10% - 9.00%, due 3/14/2025 - 5/2/2084^^, FNMA, 4.25% - 15.95%, due 11/25/2024 - 4/25/2062 and Sovereign Government Securities, 2.38% - 5.10%, due 10/17/2024 - 4/16/2050, with a value of $903,720.	845,000	845,000
BNP Paribas SA, 5.67%, dated 8/30/2024, due 10/4/2024, repurchase price $512,811, collateralized by Asset-Backed Securities, 0.00% - 11.93%, due 7/15/2026 - 5/25/2067, Corporate Notes and Bonds, 1.99% - 15.70%, due 10/25/2024 - 12/31/2079^^ and Sovereign Government Securities, 3.50%, due 7/9/2041, with a value of $561,079.	510,000	510,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BofA Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by Commercial Paper, 0.00% - 99.00%, due 11/18/2024 - 12/5/2024, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059, collateralized by Commercial Paper, 0.00% - 5.53%, due 9/13/2024 - 2/28/2025, with a value of $105,000.	100,000	100,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/4/2024, repurchase price $75,056, collateralized by Asset-Backed Securities, 1.53% - 10.85%, due 4/19/2027 - 7/25/2065, with a value of $79,500.	75,000	75,000
BofA Securities, Inc., 5.39%, dated 8/30/2024, due 9/5/2024, repurchase price $50,045, collateralized by Commercial Paper, 0.00%, due 10/25/2024 and Corporate Notes and Bonds, 1.82% - 8.15%, due 10/1/2024 - 7/15/2064, with a value of $52,500.	50,000	50,000
BofA Securities, Inc., 5.75%, dated 8/30/2024, due 12/3/2024, repurchase price $248,718, collateralized by Asset-Backed Securities, 0.00% - 7.00%, due 4/17/2025 - 7/25/2037, Collateralized Mortgage Obligations, 0.00% - 9.19%, due 9/15/2025 - 8/25/2064, Commercial Paper, 5.61%, due 2/5/2025, Corporate Notes and Bonds, 0.00% - 8.50%, due 2/24/2028 - 5/20/2036, FNMA, 9.35% - 17.21%, due 12/27/2033 - 5/28/2052 and Sovereign Government Securities, 6.00% - 11.95%, due 11/15/2026 - 8/5/2031, with a value of $264,593.	245,000	245,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,773, collateralized by U.S. Treasury Securities, 0.25% - 4.13%, due 1/15/2025 - 1/31/2031, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 5.67%, dated 8/30/2024, due 10/29/2024, repurchase price $423,969, collateralized by Asset-Backed Securities, 0.00% - 3.75%, due 4/28/2031 - 4/20/2062, Corporate Notes and Bonds, 2.50% - 6.63%, due 3/1/2025 - 9/1/2031, FHLMC, 3.00% - 5.50%, due 11/1/2029 - 5/1/2054 and FNMA, 2.91% - 7.50%, due 7/1/2029 - 8/1/2054, with a value of $428,507.	420,000	420,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 5.70%, dated 8/30/2024, due 10/29/2024, repurchase price $403,800, collateralized by Corporate Notes and Bonds, 0.00% - 9.75%, due 2/15/2025 - 8/1/2044, FNMA, 3.00% - 5.25%, due 7/25/2039 - 5/25/2044, GNMA, 4.00% - 6.00%, due 8/16/2039 - 8/20/2053, Sovereign Government Securities, 0.00% - 5.75%, due 10/27/2027 - 7/9/2041 and U.S. Treasury Securities, 0.00% - 5.18%, due 10/31/2024 - 5/15/2052, with a value of $408,428.	400,000	400,000
HSBC Securities USA, Inc., 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $85,051, collateralized by Corporate Notes and Bonds, 1.10% - 9.00%, due 4/30/2025 - 12/31/2079^^, Sovereign Government Securities, 4.40% - 5.25%, due 6/6/2027 - 11/25/2027 and U.S. Treasury Securities, 0.00% - 1.88%, due 8/31/2024 - 5/15/2038, with a value of $89,304.	85,000	85,000
ING Financial Markets LLC, 5.60%, dated 8/30/2024, due 9/30/2024, repurchase price $452,170, collateralized by Common Stocks, with a value of $490,536.	450,000	450,000
Pershing LLC, 5.72%, dated 8/30/2024, due 11/29/2024, repurchase price $101,446, collateralized by U.S. Treasury Securities, 0.00% - 5.24%, due 8/31/2024 - 11/15/2053, with a value of $103,491.	100,000	100,000
RBC Capital Markets LLC, 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $150,091, collateralized by Collateralized Mortgage Obligations, 4.74%, due 8/25/2028, Commercial Paper, 0.00%, due 10/3/2024 - 10/28/2024 and Corporate Notes and Bonds, 0.95% - 8.13%, due 10/29/2024 - 8/1/2052^^, with a value of $157,537.	150,000	150,000
Societe Generale SA, 5.39%, dated 8/30/2024, due 9/3/2024, repurchase price $175,105, collateralized by Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 0.00% - 8.75%, due 9/30/2024 - 12/31/2079^^, FNMA, 8.85%, due 3/25/2042, Sovereign Government Securities, 0.55% - 6.46%, due 9/17/2024 - 7/6/2046^^ and U.S. Treasury Securities, 0.00% - 0.13%, due 11/15/2025 - 11/15/2026, with a value of $184,124.	175,000	175,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $60,036, collateralized by Asset-Backed Securities, 5.69% - 6.60%, due 8/25/2036 - 5/25/2037, Collateralized Mortgage Obligations, 3.35% - 11.59%, due 9/15/2034 - 8/25/2047, Corporate Notes and Bonds, 2.90% - 13.38%, due 9/20/2025 - 8/15/2052^^, FNMA, 10.60% - 11.10%, due 3/25/2042 - 9/25/2042 and Sovereign Government Securities, 2.78% - 9.38%, due 2/4/2025 - 4/16/2043^^, with a value of $64,640.	60,000	60,000
Societe Generale SA, 5.47%, dated 8/30/2024, due 9/3/2024, repurchase price $75,046, collateralized by Asset-Backed Securities, 5.77%, due 8/25/2036, Collateralized Mortgage Obligations, 2.92% - 11.59%, due 9/15/2034 - 11/25/2051, Corporate Notes and Bonds, 0.00% - 13.38%, due 4/1/2025 - 11/26/2084^^, FNMA, 10.60% - 11.10%, due 3/25/2042 - 3/25/2043 and Sovereign Government Securities, 4.63% - 9.88%, due 2/4/2025 - 1/30/2060, with a value of $80,908.	75,000	75,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/4/2024, repurchase price $200,150, collateralized by Collateralized Mortgage Obligations, 3.00%, due 1/18/2052, Corporate Notes and Bonds, 0.90% - 8.75%, due 1/9/2025 - 12/31/2079^^ and Sovereign Government Securities, 2.78% - 6.38%, due 11/16/2027 - 5/14/2049^^, with a value of $210,238.	200,000	200,000
Societe Generale SA, 5.40%, dated 8/30/2024, due 9/6/2024, repurchase price $135,142, collateralized by Collateralized Mortgage Obligations, 1.14% - 3.00%, due 1/10/2048 - 1/18/2052, Corporate Notes and Bonds, 1.35% - 8.75%, due 9/15/2024 - 12/31/2079 and Sovereign Government Securities, 0.75% - 6.46%, due 10/26/2024 - 5/14/2049^^, with a value of $141,929.	135,000	135,000
Societe Generale SA, 5.70%, dated 8/30/2024, due 11/12/2024, repurchase price $171,992, collateralized by Asset-Backed Securities, 5.69%, due 5/25/2037, Collateralized Mortgage Obligations, 3.02% - 11.59%, due 9/15/2034 - 10/25/2045, Corporate Notes and Bonds, 0.00% - 13.38%, due 6/16/2025 - 12/31/2079^^, FNMA, 10.85%, due 3/25/2043 and Sovereign Government Securities, 2.78% - 8.95%, due 1/7/2025 - 3/12/2045^^, with a value of $186,272.	170,000	170,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 5.40%, dated 8/30/2024, due 9/3/2024, repurchase price $50,030, collateralized by Municipal Debt Securities, 4.84% - 8.00%, due 9/1/2029 - 4/1/2057, with a value of $52,536.	50,000	50,000
TD Securities USA LLC, 5.43%, dated 8/30/2024, due 9/3/2024, repurchase price $100,060, collateralized by Corporate Notes and Bonds, 3.25% - 11.50%, due 9/1/2026 - 5/19/2032, with a value of $108,066.	100,000	100,000
TD Securities USA LLC, 5.42%, dated 8/30/2024, due 9/6/2024, repurchase price $300,316, collateralized by Corporate Notes and Bonds, 3.75% - 7.50%, due 3/21/2025 - 10/15/2047, with a value of $316,526.	300,000	300,000
TD Securities USA LLC, 5.45%, dated 8/30/2024, due 9/6/2024, repurchase price $110,117, collateralized by Corporate Notes and Bonds, 4.63% - 11.88%, due 6/15/2025 - 8/1/2032, with a value of $119,322.	110,000	110,000
TD Securities USA LLC, 5.67%, dated 8/30/2024, due 10/8/2024, repurchase price $75,461, collateralized by Corporate Notes and Bonds, 1.10% - 13.38%, due 1/22/2025 - 5/15/2064, FNMA, 6.50% - 7.00%, due 8/1/2054, GNMA, 2.44% - 7.50%, due 11/20/2053 - 6/15/2064 and Municipal Debt Securities, 3.90% - 5.00%, due 7/1/2033 - 11/1/2039, with a value of $81,332.	75,000	75,000
Wells Fargo Securities LLC, 5.46%, dated 8/30/2024, due 9/3/2024, repurchase price $40,024, collateralized by Certificates of Deposit, 0.00% - 5.90%, due 9/6/2024 - 4/4/2030, with a value of $42,045.	40,000	40,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/4/2024, repurchase price $35,370, collateralized by Certificates of Deposit, 0.00% - 6.00%, due 9/5/2024 - 12/3/2029, with a value of $37,281.	35,000	35,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/19/2024, repurchase price $50,649, collateralized by Certificates of Deposit, 0.00% - 5.95%, due 2/7/2025 - 3/20/2025, with a value of $53,258.	50,000	50,000
Wells Fargo Securities LLC, 5.77%, dated 8/30/2024, due 11/22/2024, repurchase price $121,616, collateralized by Certificates of Deposit, 0.00% - 6.00%, due 9/26/2024 - 5/3/2030, with a value of $127,778.	120,000	120,000
Total Repurchase Agreements (Cost $8,215,000)		8,215,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 0.4%
Banks — 0.4%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 5.52%, 9/3/2024 (a) (b)	105,000	105,000
(OBFR + 0.20%), 5.52%, 9/3/2024 (a) (b)	145,000	145,000
Total Corporate Bonds (Cost $250,000)		250,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023 N-2, Class 1, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 5.35%, 9/9/2024 (c)	8,000	8,000
Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023 M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 5.35%, 9/9/2024 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (c)	36,500	36,500
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 5.54%, 9/9/2024 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 5.38%, 9/9/2024 (c)	17,600	17,600
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 5.40%, 9/9/2024 (c)	20,900	20,900
		38,500
Total Municipal Bonds (Cost $192,000)		192,000
Short Term Investments — 87.0%
Time Deposits — 30.7%
ABN AMRO Bank NV (Netherlands) 5.33%, 9/6/2024	200,000	200,000
Agricultural Bank of China Ltd.
5.35%, 9/3/2024	500,000	500,000
5.38%, 9/3/2024	125,000	125,000
5.38%, 9/6/2024	100,000	100,000
Australia & New Zealand Banking Group Ltd.
5.33%, 9/3/2024	485,000	485,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
5.33%, 9/4/2024	270,000	270,000
5.33%, 9/5/2024	330,000	330,000
5.33%, 9/6/2024	400,000	400,000
Bank of Montreal 5.33%, 9/3/2024	350,000	350,000
China Construction Bank Corp. 5.35%, 9/3/2024	400,000	400,000
Credit Agricole Corporate and Investment Bank
5.32%, 9/3/2024	647,352	647,352
5.34%, 9/3/2024	100,000	100,000
5.34%, 9/5/2024	250,000	250,000
5.34%, 9/6/2024	300,000	300,000
DNB Bank ASA 5.32%, 9/3/2024	1,750,000	1,750,000
Erste Group Bank AG 5.33%, 9/3/2024	1,400,000	1,400,000
First Abu Dhabi Bank USA NV
5.33%, 9/3/2024	1,600,000	1,600,000
5.34%, 9/3/2024	200,000	200,000
Industrial & Commercial Bank of China Ltd.
5.35%, 9/3/2024	900,000	900,000
5.35%, 9/3/2024	600,000	600,000
ING Bank NV (Netherlands)
5.33%, 9/4/2024	100,000	100,000
5.33%, 9/5/2024	700,000	700,000
KBC Bank NV 5.33%, 9/3/2024	750,000	750,000
Landesbank Hessen-Thueringen Girozentrale
5.33%, 9/4/2024	75,000	75,000
5.33%, 9/5/2024	300,000	300,000
5.33%, 9/6/2024	200,000	200,000
Mizuho Bank Ltd.
5.33%, 9/3/2024	600,000	600,000
5.34%, 9/3/2024	1,200,000	1,200,000
5.35%, 9/6/2024	100,000	100,000
National Bank of Canada 5.33%, 9/3/2024	960,000	960,000
Royal Bank of Canada
5.33%, 9/3/2024	700,000	700,000
5.33%, 9/3/2024	250,000	250,000
Skandinaviska Enskilda Banken AB
5.33%, 9/3/2024	1,400,000	1,400,000
5.33%, 9/3/2024	800,000	800,000
Svenska Handelsbanken AB 5.32%, 9/3/2024	1,000,000	1,000,000
Swedbank AB 5.32%, 9/3/2024	750,000	750,000
Total Time Deposits (Cost $20,792,352)		20,792,352
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — 28.5%
ABN AMRO Funding USA LLC (Netherlands), 0.00%, 9/3/2024 (a)	267,000	266,921
Antalis SA (France), 0.00%, 9/13/2024 (a)	150,000	149,729
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (a) (b)	60,000	60,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (a) (b)	67,000	67,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 10/8/2024 (a)	123,000	122,355
0.00%, 10/21/2024 (a)	150,000	148,885
0.00%, 11/26/2024 (a)	91,000	89,844
0.00%, 12/3/2024 (a)	75,000	73,967
0.00%, 12/16/2024 (a)	110,000	108,283
0.00%, 1/6/2025 (a)	112,000	109,902
Bank of Montreal (Canada)
0.00%, 9/9/2024	37,000	36,954
0.00%, 10/25/2024	173,000	171,638
0.00%, 11/13/2024	175,000	173,144
0.00%, 11/14/2024	55,000	54,388
0.00%, 3/18/2025	24,000	23,324
0.00%, 4/3/2025	13,000	12,604
0.00%, 4/8/2025	39,000	37,781
0.00%, 4/30/2025	31,000	29,900
0.00%, 5/28/2025	50,000	48,179
0.00%, 7/1/2025	120,000	114,804
Bank of Nova Scotia (The) (Canada), (SOFR + 0.17%), 5.50%, 9/3/2024 (a) (b)	113,000	113,000
Banque et Caisse d'Epargne de l'Etat (Luxembourg), 0.00%, 2/4/2025	37,000	36,218
Barclays Bank plc (United Kingdom), 0.00%, 11/26/2024 (a)	55,000	54,293
Barton Capital SA (France)
0.00%, 9/3/2024 (a)	320,000	319,905
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	25,000	25,000
BNP Paribas SA (France)
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	130,000	130,000
0.00%, 2/7/2025	143,000	139,899
0.00%, 2/18/2025	80,000	78,141
0.00%, 3/11/2025	130,000	126,358
BNZ International Funding Ltd. (New Zealand)
(SOFR + 0.14%), 5.48%, 9/3/2024 (a) (b)	25,000	25,000
0.00%, 9/20/2024 (a)	89,000	88,747
0.00%, 9/26/2024 (a)	165,000	164,382
BofA Securities, Inc., 0.00%, 9/13/2024	50,000	49,912
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
BPCE SA (France)
0.00%, 9/3/2024 (a)	146,000	145,956
(SOFR + 0.15%), 5.48%, 9/3/2024 (a) (b)	125,000	125,000
0.00%, 11/21/2024 (a)	50,000	49,415
Caisse d'Amortissement de la Dette Sociale (France)
0.00%, 12/13/2024 (a)	20,000	19,696
4.95%, 2/27/2025 (a) (d)	25,000	24,400
0.00%, 3/3/2025 (a)	30,000	29,265
Canadian Imperial Bank of Commerce (Canada)
0.00%, 9/3/2024 (a)	365,000	364,892
0.00%, 5/27/2025 (a)	70,000	67,277
0.00%, 6/6/2025 (a)	111,000	106,588
0.00%, 7/2/2025 (a)	125,000	119,569
Canadian Imperial Holdings, Inc. (Canada)
0.00%, 2/18/2025	37,000	36,104
0.00%, 4/17/2025 (a)	60,000	58,089
Chesham Finance Ltd. (Cayman Islands)Series 2, 0.00%, 9/3/2024 (a)	80,000	79,976
Citigroup Global Markets, Inc., 0.00%, 1/9/2025 (a)	77,000	75,515
Commonwealth Bank of Australia (Australia)
(SOFR + 0.17%), 5.50%, 9/3/2024 (a) (b)	98,000	98,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	67,000	67,000
Cooperatieve Rabobank UA (Netherlands), 0.00%, 9/3/2024	1,000,000	999,704
Credit Industriel et Commercial (France), 0.00%, 2/14/2025 (a)	176,000	172,003
DBS Bank Ltd. (Singapore), 0.00%, 11/22/2024 (a)	25,000	24,706
Dexia Credit Local (Belgium), 0.00%, 3/3/2025 (a)	207,000	201,994
DNB Bank ASA (Norway)
0.00%, 9/25/2024 (a)	56,000	55,809
0.00%, 11/7/2024 (a)	105,000	103,929
0.00%, 11/29/2024 (a)	190,000	187,614
0.00%, 1/2/2025 (a)	44,000	43,263
0.00%, 2/3/2025 (a)	125,000	122,423
0.00%, 4/1/2025 (a)	12,000	11,638
DZ Bank AG (Germany), 0.00%, 9/3/2024 (a)	1,366,000	1,365,596
European Investment Bank (Luxembourg), 0.00%, 4/17/2025	50,000	48,437
Federation des Caisses Desjardins du Quebec (Canada)
5.34%, 9/6/2024 (d)	150,000	149,889
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
0.00%, 12/16/2024 (a)	100,000	98,445
First Abu Dhabi Bank PJSC
0.00%, 9/23/2024 (a)	166,000	165,483
0.00%, 9/24/2024 (a)	104,000	103,661
0.00%, 10/3/2024 (a)	110,000	109,501
0.00%, 1/2/2025 (a)	180,000	176,768
0.00%, 1/7/2025 (a)	125,000	122,665
0.00%, 2/28/2025 (a)	170,000	165,470
0.00%, 4/21/2025 (a)	220,000	212,840
Great Bear Funding LLC, (OBFR + 0.23%), 5.55%, 9/3/2024 (a) (b)	160,000	160,000
GTA Funding LLC
0.00%, 9/6/2024 (a)	21,000	20,985
0.00%, 9/20/2024 (a)	67,000	66,812
ING US Funding LLC (Netherlands)
0.00%, 9/3/2024 (a)	32,000	31,990
0.00%, 9/3/2024	40,000	39,988
(SOFR + 0.20%), 5.55%, 9/3/2024 (a) (b)	45,000	45,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (a) (b)	78,000	78,000
(SOFR + 0.24%), 5.59%, 9/3/2024 (b)	140,000	140,000
0.00%, 9/4/2024 (a)	120,000	119,946
0.00%, 10/8/2024 (a)	103,000	102,459
0.00%, 11/1/2024 (a)	65,000	64,450
0.00%, 11/19/2024 (a)	133,000	131,439
0.00%, 11/22/2024	35,000	34,585
0.00%, 12/6/2024 (a)	60,000	59,154
0.00%, 12/16/2024	80,000	78,768
0.00%, 12/23/2024 (a)	42,000	41,312
0.00%, 2/10/2025 (a)	75,000	73,220
0.00%, 2/18/2025 (a)	111,000	108,311
0.00%, 3/5/2025	202,000	196,997
0.00%, 3/10/2025 (a)	120,000	116,662
0.00%, 4/17/2025 (a)	50,000	48,410
0.00%, 4/29/2025 (a)	188,000	181,821
Kingdom of the Netherlands (Netherlands), 0.00%, 9/3/2024 (a)	400,000	399,882
Korea Development Bank (The) (South Korea), 0.00%, 1/21/2025	46,000	45,051
Landesbank Baden-Wurttemberg (Germany), 0.00%, 9/3/2024	170,000	169,950
Liberty Street Funding LLC
5.41%, 11/4/2024 (d)	15,000	14,857
5.41%, 11/5/2024 (d)	25,000	24,758
5.41%, 11/7/2024 (d)	25,000	24,751
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
0.00%, 12/27/2024 (a)	65,000	63,878
0.00%, 2/7/2025 (a)	25,000	24,458
LMA-Americas LLC
0.00%, 10/29/2024 (a)	50,600	50,161
0.00%, 1/9/2025 (a)	82,500	80,921
Macquarie Bank Ltd. (Australia)
(SOFR + 0.18%), 5.53%, 9/3/2024 (a) (b)	44,000	44,000
(SOFR + 0.18%), 5.53%, 9/3/2024 (a) (b)	70,000	70,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (a) (b)	46,000	46,000
(SOFR + 0.20%), 5.55%, 9/3/2024 (a) (b)	25,000	25,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (a) (b)	25,000	25,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	140,000	140,000
0.00%, 1/13/2025 (a)	53,000	51,972
National Australia Bank Ltd. (Australia)
(SOFR + 0.16%), 5.49%, 9/3/2024 (a) (b)	90,000	90,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (a) (b)	110,000	110,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	125,000	125,000
(SOFR + 0.52%), 5.85%, 9/3/2024 (a) (b)	15,000	15,000
National Bank of Canada (Canada)
(SOFR + 0.29%), 5.62%, 9/3/2024 (a) (b)	183,000	183,000
0.00%, 9/9/2024 (a)	55,000	54,936
0.00%, 9/18/2024 (a)	70,000	69,824
0.00%, 4/16/2025 (a)	215,000	208,174
National Westminster Bank plc (United Kingdom), 0.00%, 9/6/2024 (a)	120,000	119,911
Natixis SA (France)
0.00%, 9/27/2024	35,000	34,870
0.00%, 2/14/2025	25,000	24,391
NatWest Markets plc (United Kingdom)Series G, 0.00%, 9/4/2024 (a)	350,000	349,845
Nieuw Amsterdam Receivables Corp., 0.00%, 1/13/2025 (a)	40,000	39,223
Nordea Bank Abp (Finland), 0.00%, 2/18/2025 (a)	63,000	61,475
Norfina Ltd. (Australia), 0.00%, 10/17/2024 (a)	50,000	49,654
Old Line Funding LLC
(SOFR + 0.16%), 5.51%, 9/3/2024 (a) (b)	70,000	70,000
(SOFR + 0.21%), 5.56%, 9/3/2024 (a) (b)	200,000	200,000
(SOFR + 0.26%), 5.61%, 9/3/2024 (a) (b)	75,000	75,000
(SOFR + 0.26%), 5.61%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 1/15/2025 (a)	54,000	52,945
Oversea-Chinese Banking Corp. Ltd. (Singapore), (SOFR + 0.14%), 5.47%, 9/3/2024 (a) (b)	73,000	73,000
Podium Funding Trust (Canada), (SOFR + 0.19%), 5.52%, 9/3/2024 (b)	55,000	55,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Procter & Gamble Co. (The)
0.00%, 4/10/2025 (a)	30,000	29,125
0.00%, 4/11/2025 (a)	44,000	42,711
0.00%, 4/22/2025 (a)	50,000	48,463
Royal Bank of Canada (Canada)
0.00%, 9/19/2024 (a)	84,000	83,764
0.00%, 10/11/2024 (a)	57,000	56,642
0.00%, 10/16/2024 (a)	125,000	124,116
0.00%, 11/5/2024 (a)	100,000	99,011
Santander UK plc (United Kingdom)
0.00%, 9/11/2024	130,000	129,806
0.00%, 10/11/2024	195,000	193,843
Sheffield Receivables Co. LLC (United Kingdom)
(SOFR + 0.18%), 5.51%, 9/3/2024 (a) (b)	25,000	25,000
0.00%, 9/10/2024 (a)	20,000	19,974
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.17%), 5.52%, 9/3/2024 (a) (b)	50,000	50,000
(SOFR + 0.20%), 5.55%, 9/3/2024 (a) (b)	50,000	50,000
(SOFR + 0.24%), 5.59%, 9/3/2024 (a) (b)	130,000	130,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	67,000	67,000
0.00%, 2/18/2025 (a)	63,000	61,474
Societe Generale SA (France), 0.00%, 12/2/2024 (a)	120,000	118,355
Standard Chartered Bank (United Kingdom)
0.00%, 9/3/2024 (a)	75,000	74,978
0.00%, 2/10/2025 (a)	23,000	22,492
Starbird Funding Corp.
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	70,000	70,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	53,000	53,000
(SOFR + 0.22%), 5.55%, 9/3/2024 (a) (b)	45,000	45,000
(SOFR + 0.24%), 5.57%, 9/3/2024 (a) (b)	45,000	45,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (a) (b)	25,000	25,000
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.24%), 5.57%, 9/3/2024 (a) (b)	53,000	53,000
Sumitomo Mitsui Trust Bank Ltd. (Japan), 0.00%, 1/24/2025 (a)	150,000	146,967
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.19%), 5.54%, 9/3/2024 (a) (b)	37,000	37,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	90,000	90,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 9/18/2024 (a)	72,500	72,308
0.00%, 9/20/2024 (a)	40,000	39,888
0.00%, 10/1/2024 (a)	73,000	72,656
0.00%, 11/8/2024 (a)	25,000	24,738
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
0.00%, 1/6/2025 (a)	50,000	49,083
0.00%, 4/1/2025 (a)	46,000	44,613
0.00%, 7/28/2025 (a)	82,000	78,370
Thunder Bay Funding LLC
(SOFR + 0.22%), 5.57%, 9/3/2024 (a) (b)	100,000	100,000
0.00%, 11/13/2024 (a)	25,000	24,738
Toronto-Dominion Bank (The) (Canada)
0.00%, 9/9/2024 (a)	43,000	42,950
0.00%, 10/10/2024 (a)	120,000	119,307
0.00%, 4/17/2025 (a)	125,000	121,018
0.00%, 5/16/2025 (a)	176,000	170,063
0.00%, 5/22/2025 (a)	120,000	115,722
0.00%, 5/27/2025 (a)	175,000	169,027
0.00%, 7/1/2025 (a)	72,000	68,882
TotalEnergies Capital SA (France), 0.00%, 9/9/2024 (a)	50,000	49,940
Toyota Finance Australia Ltd. (Australia), 0.00%, 9/9/2024	40,000	39,952
Toyota Motor Credit Corp.
0.00%, 5/16/2025	63,000	60,877
0.00%, 5/23/2025	50,000	48,313
UBS AG (Switzerland)
0.00%, 9/3/2024 (a)	60,000	59,982
(SOFR + 0.23%), 5.55%, 9/3/2024 (a) (b)	69,000	69,000
(SOFR + 0.17%), 5.57%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 10/1/2024 (a)	160,000	159,295
0.00%, 11/13/2024 (a)	200,000	197,830
United Overseas Bank Ltd. (Singapore)
0.00%, 9/12/2024 (a)	73,000	72,880
0.00%, 10/4/2024 (a)	72,000	71,646
0.00%, 10/7/2024 (a)	72,000	71,614
0.00%, 10/8/2024 (a)	72,000	71,603
Versailles Commercial Paper LLC
(SOFR + 0.19%), 5.52%, 9/3/2024 (a) (b)	50,000	50,000
0.00%, 1/6/2025	50,000	49,056
Westpac Banking Corp. (Australia)
0.00%, 9/6/2024 (a)	20,000	19,985
0.00%, 10/10/2024 (a)	49,760	49,456
Total Commercial Paper (Cost $19,307,746)		19,307,746
Certificates of Deposits — 25.5%
ABN AMRO Bank NV (Netherlands)
5.02%, 2/5/2025 (d)	60,000	58,716
4.99%, 2/20/2025 (d)	120,000	117,206
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Agricultural Bank of China Ltd. (China) , 5.51%, 10/16/2024	100,000	100,000
Bank of America NA
(SOFR + 0.20%), 5.55%, 9/3/2024 (b)	125,000	125,000
5.16%, 4/29/2025	191,000	191,000
Bank of Montreal (Canada)
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	110,000	110,000
5.54%, 9/3/2024	82,000	82,000
(SOFR + 0.18%), 5.54%, 9/3/2024 (b)	100,000	100,000
(SOFR + 0.28%), 5.61%, 9/3/2024 (b)	110,000	110,000
5.99%, 9/11/2024	85,000	85,000
5.12%, 10/7/2024 (d)	34,000	33,827
5.80%, 11/7/2024	107,000	107,000
5.50%, 12/4/2024	21,000	21,000
5.29%, 4/4/2025 (d)	40,000	38,773
5.53%, 5/2/2025	20,000	20,002
5.50%, 6/10/2025	80,000	80,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.55%), 5.88%, 9/3/2024 (b)	52,000	52,000
5.60%, 9/11/2024	53,000	53,000
6.00%, 10/3/2024	36,000	36,000
5.40%, 4/2/2025	40,000	40,000
Bayerische Landesbank (Germany)
5.45%, 9/5/2024	150,000	150,000
5.43%, 9/17/2024	260,000	260,000
5.33%, 10/2/2024	200,000	200,000
BNP Paribas SA (France)
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	80,000	80,000
5.31%, 10/2/2024	104,000	104,000
5.51%, 2/24/2025	120,000	120,000
Canadian Imperial Bank of Commerce (Canada)
5.33%, 9/6/2024	150,000	150,000
5.95%, 9/19/2024	90,000	90,000
6.00%, 10/2/2024	65,000	65,000
5.30%, 10/7/2024	58,000	58,000
6.00%, 10/17/2024	76,000	76,000
5.60%, 12/10/2024	50,000	50,000
5.40%, 3/19/2025	53,000	53,000
5.42%, 4/8/2025	70,000	70,000
5.55%, 4/17/2025	52,000	52,000
5.51%, 5/22/2025	70,000	70,000
5.43%, 6/6/2025	125,000	125,000
China Construction Bank Corp. (China)
5.38%, 9/3/2024	247,000	247,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.38%, 9/3/2024	245,000	245,000
5.55%, 9/6/2024	25,000	25,000
Cooperatieve Rabobank UA (Netherlands)
5.67%, 9/9/2024 (d)	125,000	124,843
5.65%, 9/13/2024 (d)	65,000	64,878
5.66%, 9/18/2024 (d)	55,000	54,853
5.55%, 11/8/2024 (d)	111,000	109,847
5.80%, 11/12/2024	55,000	55,000
5.38%, 12/11/2024 (d)	20,000	19,703
5.00%, 2/12/2025	40,000	40,000
Credit Agricole Corporate and Investment Bank
5.33%, 9/5/2024	100,000	100,000
5.39%, 9/11/2024	50,000	50,000
5.45%, 9/30/2024	90,000	90,000
5.12%, 10/1/2024 (d)	65,000	64,724
5.31%, 10/4/2024	65,000	65,000
5.55%, 11/4/2024	80,000	80,000
5.51%, 11/7/2024	75,000	75,000
5.34%, 11/15/2024	15,000	15,000
5.41%, 12/16/2024	45,000	45,000
5.02%, 2/3/2025	104,000	104,000
5.06%, 2/4/2025	80,000	80,000
5.58%, 4/25/2025	55,000	55,000
5.58%, 4/30/2025	28,000	28,000
5.50%, 5/23/2025	96,000	96,000
5.52%, 5/23/2025	70,000	70,000
5.55%, 5/30/2025	125,000	125,000
Credit Industriel et Commercial (France)
(SOFR + 0.22%), 5.55%, 9/3/2024 (b)	112,000	112,000
5.54%, 9/6/2024	150,000	150,000
5.13%, 10/7/2024 (d)	235,000	233,802
5.14%, 10/8/2024 (d)	129,000	128,323
5.10%, 10/21/2024 (d)	150,000	148,946
5.14%, 10/24/2024 (d)	149,000	147,880
5.12%, 11/1/2024 (d)	100,000	99,141
5.21%, 11/6/2024 (d)	83,000	82,214
5.02%, 2/7/2025	90,000	90,000
5.44%, 3/3/2025 (d)	171,000	166,390
5.36%, 3/3/2025 (d)	125,000	121,677
5.50%, 3/3/2025	85,000	85,000
5.50%, 3/10/2025	75,000	75,000
DZ Bank AG (Germany)
5.36%, 9/16/2024	100,000	100,000
5.13%, 4/28/2025	15,000	15,003
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
First Abu Dhabi Bank USA NV (SOFR + 0.27%), 5.62%, 9/3/2024 (b)	20,000	20,000
Industrial & Commercial Bank of China Ltd. (China)
5.63%, 9/3/2024	100,000	100,000
5.63%, 9/3/2024	200,000	200,000
5.45%, 9/30/2024	260,000	260,000
5.47%, 9/30/2024	100,000	100,000
ING Bank NV (Netherlands)
5.25%, 10/21/2024	104,000	104,000
5.43%, 12/27/2024	200,000	200,000
KBC Bank NV (Belgium)
5.45%, 9/11/2024	90,000	90,000
5.43%, 10/8/2024	25,000	25,000
Landesbank Baden-Wurttemberg (Germany) , 5.33%, 9/3/2024	325,000	325,000
Landesbank Hessen-Thueringen Girozentrale (Germany) , 5.33%, 9/3/2024	300,000	300,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	113,000	113,000
(SOFR + 0.18%), 5.53%, 9/3/2024 (b)	100,000	100,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	50,000	50,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	75,000	75,000
(SOFR + 0.21%), 5.54%, 9/3/2024 (b)	176,000	176,000
(SOFR + 0.22%), 5.55%, 9/3/2024 (b)	120,000	120,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	75,000	75,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	80,000	80,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	134,000	134,000
5.45%, 9/5/2024 (d)	50,000	49,970
Mizuho Bank Ltd. (Japan)
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	125,000	125,000
(SOFR + 0.23%), 5.56%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (b)	185,000	185,000
(SOFR + 0.23%), 5.58%, 9/3/2024 (b)	175,000	175,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	95,000	95,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	140,000	140,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	125,000	125,000
5.40%, 9/6/2024	90,000	90,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.17%), 5.52%, 9/3/2024 (b)	67,000	67,000
(SOFR + 0.17%), 5.52%, 9/3/2024 (b)	120,000	120,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	63,000	63,000
5.35%, 9/6/2024	380,000	380,000
National Australia Bank Ltd. (Australia)
5.67%, 10/4/2024 (d)	78,000	77,597
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
5.12%, 10/9/2024 (d)	70,000	69,624
5.53%, 11/12/2024 (d)	122,000	120,664
5.41%, 2/28/2025 (d)	136,000	132,410
Natixis SA (France)
(SOFR + 0.18%), 5.51%, 9/3/2024 (b)	18,000	18,000
5.62%, 9/3/2024	138,000	138,000
5.40%, 9/19/2024	85,000	85,000
5.43%, 12/27/2024	120,000	120,000
5.47%, 1/8/2025	130,000	130,000
5.51%, 2/7/2025	60,000	60,000
5.50%, 2/14/2025	65,000	65,000
Nordea Bank Abp (Finland)
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	47,000	47,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	38,000	38,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	50,000	50,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	25,000	25,000
Norinchukin Bank (The) (Japan)
5.33%, 9/4/2024	245,000	245,000
5.33%, 9/5/2024	130,000	130,000
5.46%, 9/6/2024	75,000	75,000
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(SOFR + 0.16%), 5.51%, 9/3/2024 (b)	61,000	61,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	177,000	177,000
(SOFR + 0.19%), 5.54%, 9/3/2024 (b)	100,000	99,999
(SOFR + 0.20%), 5.55%, 9/3/2024 (b)	100,000	100,000
Royal Bank of Canada (Canada) (SOFR + 0.27%), 5.60%, 9/3/2024 (b)	97,000	97,000
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.14%), 5.49%, 9/3/2024 (b)	100,000	100,000
(SOFR + 0.14%), 5.49%, 9/3/2024 (b)	60,000	60,000
(SOFR + 0.17%), 5.52%, 9/3/2024 (b)	82,000	82,000
5.19%, 4/28/2025	100,000	100,000
5.18%, 4/29/2025	60,000	60,000
5.52%, 5/29/2025	48,000	48,000
5.52%, 5/30/2025	35,000	35,000
5.06%, 7/30/2025	141,000	141,000
5.06%, 7/31/2025	15,000	15,000
Standard Chartered Bank (United Kingdom)
(SOFR + 0.24%), 5.57%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.25%), 5.60%, 9/3/2024 (b)	70,000	70,000
5.42%, 9/13/2024	90,000	90,000
5.45%, 10/10/2024	55,000	55,000
5.50%, 12/2/2024	100,000	100,000
5.49%, 12/12/2024	139,000	139,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	52,000	52,000
(SOFR + 0.23%), 5.56%, 9/3/2024 (b)	178,000	178,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	180,000	180,000
(SOFR + 0.25%), 5.58%, 9/3/2024 (b)	55,000	55,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.15%), 5.48%, 9/3/2024 (b)	94,000	94,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	12,000	12,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	145,000	145,000
(SOFR + 0.18%), 5.51%, 9/3/2024 (b)	75,000	75,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	138,000	138,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (b)	182,000	182,000
(SOFR + 0.23%), 5.56%, 9/3/2024 (b)	80,000	80,000
(SOFR + 0.15%), 5.53%, 9/4/2024 (b)	35,000	35,000
5.43%, 10/11/2024	75,000	75,000
5.14%, 2/6/2025	140,000	140,000
5.00%, 2/18/2025 (d)	53,000	51,778
Svenska Handelsbanken AB (Sweden)
5.31%, 1/16/2025	53,000	53,001
5.52%, 5/28/2025	75,000	75,000
Toronto-Dominion Bank (The) (Canada)
6.00%, 9/9/2024	82,000	82,000
6.01%, 10/3/2024	24,000	24,000
6.00%, 10/17/2024	60,000	60,000
5.50%, 2/3/2025	115,000	115,000
5.23%, 2/28/2025 (d)	10,000	9,745
5.40%, 3/28/2025	20,000	20,000
5.55%, 4/17/2025	78,000	78,000
5.57%, 4/22/2025	26,000	26,000
5.53%, 5/28/2025	75,000	75,000
Wells Fargo Bank NA (SOFR + 0.60%), 5.93%, 9/3/2024 (b)	100,000	100,000
Woori Bank (South Korea)
5.50%, 9/3/2024 (a)	150,000	150,000
5.25%, 11/22/2024 (a)	80,000	80,000
Total Certificates of Deposit (Cost $17,251,536)		17,251,536
U.S. Treasury Obligations — 2.3%
U.S. Treasury Bills
5.25%, 9/3/2024 (d)	380,000	379,889
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.26%, 9/24/2024 (d)	500,000	498,326
4.66%, 1/23/2025 (d)	650,000	638,113
Total U.S. Treasury Obligations (Cost $1,516,328)		1,516,328
Total Short Term Investments (Cost $58,867,962)		58,867,962
Total Investments — 99.8% (Cost $67,524,962) *		67,524,962
Other Assets Less Liabilities — 0.2%		137,421
NET ASSETS — 100.0%		67,662,383

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of August 31, 2024.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(d)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 51.3%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $900,534. (a)	900,000	900,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 5.33% - 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,608,834. (a)	1,607,881	1,607,881
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $141,591. (a)	141,507	141,507
Bank of America NA, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $1,200,711, collateralized by FHLMC, 3.00% - 4.50%, due 3/1/2032 - 5/1/2049 and GNMA, 2.50%, due 8/20/2050, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $1,400,829, collateralized by FHLMC, 0.13% - 6.60%, due 2/15/2028 - 1/25/2055, FNMA, 1.25% - 6.65%, due 10/25/2025 - 9/25/2054 and GNMA, 1.75% - 6.53%, due 7/16/2029 - 9/20/2070, with a value of $1,442,854.	1,400,000	1,400,000
BMO Capital Markets Corp., 5.34%, dated 8/30/2024, due 9/6/2024, repurchase price $750,779, collateralized by FHLMC, 1.13% - 5.27%, due 10/25/2024 - 8/25/2052, FNMA, 0.50% - 8.60%, due 10/25/2024 - 7/25/2054, GNMA, 0.13% - 6.72%, due 12/20/2028 - 1/20/2074 and U.S. Treasury Securities, 4.38%, due 11/30/2028, with a value of $776,516.	750,000	750,000
BNP Paribas SA, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $2,001,184, collateralized by FFCB, 2.45% - 3.65%, due 11/17/2036 - 2/3/2042, FHLB, 3.38% - 4.00%, due 11/28/2033 - 3/12/2038, FHLMC, 0.00% - 7.50%, due 2/25/2026 - 8/1/2054, FNMA, 0.00% - 7.50%, due 6/1/2026 - 9/1/2054, GNMA, 2.50% - 7.00%, due 10/20/2031 - 7/15/2066 and U.S. Treasury Securities, 0.00% - 4.38%, due 6/30/2029 - 2/15/2052, with a value of $2,051,167.	2,000,000	2,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 5.38%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,046, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 1/15/2028 - 11/15/2053, with a value of $1,047,879.	1,000,000	1,000,000
BNP Paribas SA, 5.50%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,069, collateralized by FFCB, 4.07%, due 11/21/2033, FHLMC, 1.22% - 8.00%, due 5/25/2025 - 6/1/2054, FNMA, 0.00% - 7.00%, due 6/1/2026 - 8/1/2054, GNMA, 3.00% - 7.00%, due 8/15/2029 - 4/15/2059 and U.S. Treasury Securities, 0.00% - 4.38%, due 10/31/2024 - 8/15/2051, with a value of $1,080,539.	1,000,000	1,000,000
BofA Securities, Inc., 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $250,148, collateralized by FHLMC, 2.00% - 7.00%, due 7/15/2027 - 9/25/2054, FNMA, 1.25% - 5.50%, due 7/25/2025 - 12/25/2051 and GNMA, 2.50% - 6.66%, due 9/16/2041 - 9/20/2066, with a value of $257,439.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $250,148, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 9/3/2024 - 2/15/2054, with a value of $255,000.	250,000	250,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,591, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 9/3/2024 - 2/15/2054, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,051,803, collateralized by U.S. Treasury Securities, 0.00% - 5.29%, due 9/3/2024 - 11/15/2049, with a value of $3,111,000.	3,050,000	3,050,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $5,002,967, collateralized by U.S. Treasury Securities, 0.13% - 5.38%, due 2/28/2029 - 5/15/2034, with a value of $5,100,000.	5,000,000	5,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	35

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Citigroup Global Markets Holdings, Inc., 5.36%, dated 8/30/2024, due 9/4/2024, repurchase price $1,000,744, collateralized by GNMA, 2.00% - 8.00%, due 2/16/2039 - 10/16/2064 and U.S. Treasury Securities, 1.25%, due 8/15/2031, with a value of $1,020,786.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 11/1/2024, repurchase price $7,065,170, collateralized by FHLMC, 2.00% - 15.28%, due 5/25/2027 - 4/25/2062, FNMA, 1.09% - 10.87%, due 2/25/2026 - 11/25/2059, GNMA, 6.14%, due 7/20/2074 and U.S. Treasury Securities, 4.63%, due 9/15/2026, with a value of $7,146,538.	7,000,000	7,000,000
Daiwa Capital Markets America, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,780, collateralized by FFCB, 5.23% - 5.70%, due 1/22/2031 - 8/20/2032, FHLMC, 2.00% - 7.00%, due 1/27/2026 - 9/25/2054, FNMA, 1.50% - 7.50%, due 9/1/2027 - 9/1/2054, GNMA, 1.00% - 7.50%, due 6/20/2035 - 8/20/2054 and U.S. Treasury Securities, 0.00% - 5.19%, due 9/10/2024 - 8/15/2054, with a value of $3,065,849.	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,593, collateralized by FHLMC, 2.00% - 6.50%, due 5/1/2036 - 1/1/2054 and FNMA, 2.00% - 7.00%, due 3/1/2042 - 8/1/2054, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,001,187, collateralized by FHLMC, 6.00% - 7.00%, due 9/1/2053 - 9/25/2054, FNMA, 3.00%, due 8/1/2046, GNMA, 1.25% - 3.95%, due 2/16/2048 - 1/16/2054 and U.S. Treasury Securities, 0.00%, due 11/15/2024 - 8/15/2054, with a value of $2,041,402.	2,000,000	2,000,000
Federal Reserve Bank of New York, 5.30%, dated 8/30/2024, due 9/3/2024, repurchase price $10,906,419, collateralized by U.S. Treasury Securities, 0.75% - 3.13%, due 11/15/2024 - 11/15/2045, with a value of $10,906,419.	10,900,000	10,900,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,591, collateralized by U.S. Treasury Securities, 0.75%, due 3/31/2026, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,001,773, collateralized by U.S. Treasury Securities, 0.50% - 4.00%, due 5/31/2026 - 1/31/2031, with a value of $3,060,000.	3,000,000	3,000,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $4,002,364, collateralized by U.S. Treasury Securities, 0.13% - 4.25%, due 11/30/2027 - 11/15/2031, with a value of $4,080,000.	4,000,000	4,000,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $4,602,719, collateralized by U.S. Treasury Securities, 0.13% - 4.88%, due 1/31/2030 - 12/31/2030, with a value of $4,692,000.	4,600,000	4,600,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $6,954,108, collateralized by U.S. Treasury Securities, 0.13% - 4.63%, due 12/31/2030 - 7/15/2032, with a value of $7,089,000.	6,950,000	6,950,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $9,005,320, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 2/27/2025 - 2/15/2051, with a value of $9,180,000.	9,000,000	9,000,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,500,890, collateralized by U.S. Treasury Securities, 0.75% - 4.00%, due 11/15/2025 - 1/15/2033, with a value of $1,530,000.	1,500,000	1,500,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,001,187, collateralized by U.S. Treasury Securities, 0.00% - 3.50%, due 11/15/2026 - 5/15/2054, with a value of $2,040,000.	2,000,000	2,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,751,632, collateralized by GNMA, 0.00% - 7.00%, due 9/20/2027 - 3/16/2065 and U.S. Treasury Securities, 0.13% - 4.88%, due 10/15/2025 - 11/15/2053, with a value of $2,810,026.	2,750,000	2,750,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $3,251,928, collateralized by U.S. Treasury Securities, 0.25% - 3.00%, due 9/30/2025 - 5/15/2049, with a value of $3,315,000.	3,250,000	3,250,000
Goldman Sachs & Co. LLC, 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $5,002,972, collateralized by FHLMC, 1.50% - 6.00%, due 2/1/2037 - 7/1/2054, FNMA, 2.00% - 6.00%, due 1/1/2027 - 8/1/2059, GNMA, 1.50% - 7.00%, due 1/15/2030 - 3/16/2065 and U.S. Treasury Securities, 2.25% - 4.50%, due 3/31/2025 - 11/15/2043, with a value of $5,100,171.	5,000,000	5,000,000
Goldman Sachs & Co. LLC, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $1,501,115, collateralized by FHLMC, 2.00% - 6.50%, due 2/1/2035 - 9/1/2054, FNMA, 1.50% - 6.50%, due 3/1/2026 - 8/1/2059, GNMA, 2.69% - 5.54%, due 5/20/2052 - 6/15/2058 and U.S. Treasury Securities, 0.00% - 4.00%, due 10/10/2024 - 2/15/2040, with a value of $1,530,000.	1,500,000	1,500,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $3,002,670, collateralized by FHLMC, 2.50% - 6.50%, due 8/1/2026 - 8/1/2054, FNMA, 2.00% - 6.50%, due 4/1/2029 - 3/1/2062, GNMA, 2.50% - 7.00%, due 6/15/2031 - 10/15/2064 and U.S. Treasury Securities, 0.00% - 4.75%, due 10/31/2025 - 8/15/2054, with a value of $3,060,903.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $5,004,450, collateralized by FHLMC, 6.00%, due 5/15/2027 - 9/15/2032, FNMA, 3.00% - 6.50%, due 10/25/2028 - 6/1/2046, GNMA, 2.48% - 6.50%, due 4/20/2031 - 10/15/2064 and U.S. Treasury Securities, 0.00% - 6.13%, due 9/17/2024 - 2/15/2053, with a value of $5,100,003.	5,000,000	5,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/6/2024, repurchase price $3,003,115, collateralized by GNMA, 2.00% - 7.00%, due 9/15/2025 - 4/15/2065 and U.S. Treasury Securities, 0.00% - 6.00%, due 12/31/2025 - 2/15/2054, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 5.38%, dated 8/30/2024, due 10/11/2024, repurchase price $1,006,277, collateralized by FHLMC, 2.00% - 7.00%, due 12/1/2029 - 8/1/2054, FNMA, 1.50% - 7.00%, due 3/1/2026 - 9/1/2062 and GNMA, 2.00% - 4.50%, due 12/20/2040 - 2/16/2064, with a value of $1,020,764.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 5.49%, dated 8/30/2024, due 10/22/2024, repurchase price $1,512,124, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2027 - 8/1/2054, FNMA, 2.00% - 6.50%, due 6/1/2026 - 8/1/2054 and GNMA, 2.00% - 5.50%, due 8/20/2035 - 1/20/2051, with a value of $1,530,155.	1,500,000	1,500,000
HSBC Securities USA, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,475,875, collateralized by FHLMC, 2.50% - 7.00%, due 6/1/2030 - 8/1/2054 and FNMA, 1.50% - 7.00%, due 3/1/2026 - 6/1/2063, with a value of $1,505,393.	1,475,000	1,475,000
ING Financial Markets LLC, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $375,222, collateralized by FHLMC, 5.50%, due 7/1/2053 - 5/1/2054 and FNMA, 3.50% - 6.50%, due 10/1/2045 - 7/1/2054, with a value of $382,727.	375,000	375,000
Metropolitan Life Insurance Co., 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,592, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 8/15/2027 - 11/15/2050, with a value of $1,020,151.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $500,297, collateralized by GNMA, 2.50% - 5.00%, due 8/15/2038 - 5/20/2052, with a value of $510,303.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	37

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 5.35%, dated 8/30/2024, due 9/6/2024, repurchase price $2,002,081, collateralized by FFCB, 2.90% - 2.92%, due 12/9/2041 - 12/16/2041, FHLB, 4.15%, due 6/1/2038, FHLMC, 2.00% - 6.50%, due 7/15/2033 - 9/1/2054, FNMA, 2.00% - 7.00%, due 12/25/2027 - 6/1/2063, GNMA, 2.00% - 6.50%, due 9/16/2039 - 8/20/2054 , Tennessee Valley Authority, 0.00%, due 6/15/2038 - 4/1/2056 and U.S. Treasury Securities, 0.00% - 5.50%, due 10/15/2024 - 5/15/2054, with a value of $2,057,841.	2,000,000	2,000,000
Natixis SA, 5.36%, dated 8/30/2024, due 9/6/2024, repurchase price $2,002,084, collateralized by FHLB, 3.00% - 4.15%, due 2/24/2037 - 6/1/2038, FHLMC, 2.00% - 7.00%, due 12/1/2035 - 9/1/2054, FNMA, 2.00% - 7.00%, due 7/1/2029 - 8/1/2054, GNMA, 2.50% - 6.50%, due 1/20/2051 - 8/20/2054 and U.S. Treasury Securities, 0.00% - 6.13%, due 10/31/2024 - 2/15/2053, with a value of $2,054,721.	2,000,000	2,000,000
Nomura Securities Co. Ltd., 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $500,296, collateralized by FHLMC, 2.00% - 7.00%, due 7/1/2036 - 8/1/2054, FNMA, 2.50% - 6.50%, due 3/25/2044 - 8/1/2054 and GNMA, 3.00% - 5.50%, due 11/20/2050 - 6/20/2054, with a value of $510,330.	500,000	500,000
Norinchukin Bank (The), 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $350,208, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $357,000.	350,000	350,000
Norinchukin Bank (The), 5.36%, dated 8/30/2024, due 9/4/2024, repurchase price $650,484, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $663,000.	650,000	650,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

RBC Capital Markets LLC, 5.33%, dated 8/30/2024, due 9/3/2024, repurchase price $3,051,806, collateralized by FFCB, 0.75% - 6.47%, due 9/26/2024 - 8/1/2044, FHLB, 0.80% - 6.14%, due 9/30/2024 - 6/27/2039, FHLMC, 0.38% - 8.00%, due 9/25/2024 - 9/25/2054, FNMA, 1.00% - 7.00%, due 10/15/2024 - 2/1/2054, GNMA, 0.00% - 8.00%, due 4/15/2026 - 8/20/2074 , Tennessee Valley Authority, 0.00%, due 1/15/2048 and U.S. Treasury Securities, 0.00% - 2.38%, due 10/15/2024 - 1/15/2034, with a value of $3,123,668.	3,050,000	3,050,000
Royal Bank of Canada, 5.39%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,048, collateralized by FHLMC, 2.00% - 7.00%, due 2/15/2032 - 6/1/2054 and FNMA, 0.50% - 7.50%, due 6/1/2026 - 9/1/2054, with a value of $1,049,022.	1,000,000	1,000,000
Societe Generale SA, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $500,372, collateralized by U.S. Treasury Securities, 1.25% - 7.63%, due 11/15/2024 - 8/15/2054, with a value of $510,000.	500,000	500,000
Societe Generale SA, 5.37%, dated 8/30/2024, due 9/4/2024, repurchase price $1,200,895, collateralized by FHLMC, 3.00% - 6.00%, due 5/1/2052 - 6/1/2054, FNMA, 2.00% - 5.50%, due 8/1/2046 - 8/1/2054 and U.S. Treasury Securities, 1.38% - 2.38%, due 2/15/2042 - 2/15/2051, with a value of $1,224,000.	1,200,000	1,200,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $500,445, collateralized by GNMA, 2.50% - 6.00%, due 7/20/2051 - 4/20/2053, with a value of $510,000.	500,000	500,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $1,201,068, collateralized by U.S. Treasury Securities, 0.00% - 4.75%, due 11/29/2024 - 11/15/2053, with a value of $1,224,000.	1,200,000	1,200,000
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $1,201,244, collateralized by U.S. Treasury Securities, 0.75% - 4.63%, due 1/31/2028 - 2/15/2034, with a value of $1,224,000.	1,200,000	1,200,000
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $1,501,555, collateralized by U.S. Treasury Securities, 1.50% - 4.63%, due 6/30/2026 - 5/15/2033, with a value of $1,530,000.	1,500,000	1,500,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/6/2024, repurchase price $1,001,038, collateralized by GNMA, 2.50% - 7.50%, due 9/15/2039 - 1/20/2054 and U.S. Treasury Securities, 0.00%, due 12/10/2024, with a value of $1,020,002.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $3,502,069, collateralized by U.S. Treasury Securities, 0.25% - 5.00%, due 9/30/2024 - 8/15/2045, with a value of $3,572,110.	3,500,000	3,500,000
TD Securities USA LLC, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $2,201,300, collateralized by U.S. Treasury Securities, 0.25% - 5.19%, due 9/15/2024 - 5/15/2034, with a value of $2,245,326.	2,200,000	2,200,000
The Northwestern Mutual Life Insurance Co., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,500,890, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2042 - 9/1/2053 and FNMA, 0.00% - 5.50%, due 1/12/2039 - 3/1/2053, with a value of $1,530,227.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,658,743. (a)	1,657,763	1,657,763
UBS Securities LLC, 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $200,119, collateralized by FHLB, 0.00%, due 11/22/2024, FHLMC, 2.00% - 8.50%, due 10/1/2024 - 10/1/2053, FNMA, 2.00% - 9.00%, due 9/25/2024 - 1/1/2054, GNMA, 2.50% - 9.50%, due 9/15/2024 - 6/20/2054 and U.S. Treasury Securities, 2.88% - 4.38%, due 8/31/2028 - 4/30/2029, with a value of $204,000.	200,000	200,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Securities LLC, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $200,149, collateralized by FHLMC, 4.50% - 4.54%, due 6/1/2029 - 5/1/2037, FNMA, 4.00% - 8.50%, due 12/1/2025 - 1/1/2049, GNMA, 3.00% - 8.00%, due 2/15/2025 - 11/20/2063 and U.S. Treasury Securities, 2.88% - 4.38%, due 8/31/2028 - 4/30/2029, with a value of $204,000.	200,000	200,000
Wells Fargo Securities LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $2,501,483, collateralized by GNMA, 1.50% - 7.50%, due 5/20/2027 - 8/20/2054, with a value of $2,551,513.	2,500,000	2,500,000
Wells Fargo Securities LLC, 5.21%, dated 8/30/2024, due 11/15/2024, repurchase price $2,527,859, collateralized by FNMA, 1.50% - 8.00%, due 8/1/2025 - 1/1/2059, with a value of $2,582,107.	2,500,000	2,500,000
Total Repurchase Agreements (Cost $136,757,151)		136,757,151
U.S. Government Agency Securities — 16.0%
FFCB, DN, 4.76%, 11/25/2024 (b)	25,000	24,723
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 5.25%, 9/3/2024 (c)	75,000	75,000
(SOFR + 0.14%), 5.47%, 9/3/2024 (c)	297,000	296,982
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	625,000	625,000
(SOFR + 0.15%), 5.48%, 9/3/2024 (c)	224,000	223,991
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	600,000	600,000
(SOFR + 0.15%), 5.48%, 9/3/2024 (c)	185,000	185,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	155,000	155,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	135,000	135,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	140,000	140,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	140,000	140,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (c)	450,000	450,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (c)	195,000	195,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (c)	500,000	500,000
(SOFR + 0.19%), 5.51%, 9/3/2024 (c)	475,000	474,986
(SOFR + 0.20%), 5.53%, 9/3/2024 (c)	255,000	255,000
FHLB
DN, 5.18%, 9/3/2024 (b)	205,522	205,463
5.33%, 9/3/2024 (d)	350,000	350,000
5.33%, 9/3/2024 (d)	1,750,000	1,750,000
5.33%, 9/3/2024 (d)	500,000	500,000
(SOFR + 0.01%), 5.33%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.01%), 5.33%, 9/3/2024 (c)	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	39

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
5.33%, 9/3/2024 (d)	500,000	500,000
5.33%, 9/3/2024 (d)	1,250,000	1,250,000
(SOFR + 0.01%), 5.34%, 9/3/2024 (c)	2,677,000	2,677,000
(SOFR + 0.03%), 5.36%, 9/3/2024 (c)	950,000	950,000
(SOFR + 0.04%), 5.37%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.10%), 5.43%, 9/3/2024 (c)	395,000	395,000
(SOFR + 0.10%), 5.43%, 9/3/2024 (c)	1,845,000	1,845,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	1,225,000	1,225,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	925,000	925,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (c)	950,000	950,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	250,000	250,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	325,000	325,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,350,000	1,350,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	1,000,000	1,000,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	125,000	125,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	700,000	700,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	225,000	225,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	175,000	175,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (c)	500,000	500,000
(SOFR + 0.19%), 5.52%, 9/3/2024 (c)	780,000	780,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (c)	225,000	225,000
DN, 5.24%, 10/18/2024 (b)	250,000	248,303
DN, 4.78%, 11/1/2024 (b)	645,000	639,820
DN, 4.77%, 11/7/2024 (b)	695,000	688,888
DN, 4.77%, 11/8/2024 (b)	1,975,000	1,957,373
DN, 4.75%, 11/15/2024 (b)	1,975,000	1,955,682
DN, 4.76%, 11/22/2024 (b)	1,945,000	1,924,155
DN, 4.75%, 11/25/2024 (b)	325,000	321,396
DN, 4.78%, 11/26/2024 (b)	500,000	494,356
5.52%, 12/16/2024	236,875	236,875
5.50%, 12/20/2024	900,000	900,000
DN, 4.88%, 2/10/2025 (b)	2,370,000	2,319,068
DN, 4.97%, 3/5/2025 (b)	1,650,000	1,608,876
DN, 5.11%, 5/16/2025 (b)	1,213,000	1,170,136
5.20%, 7/25/2025	1,189,000	1,189,000
Total U.S. Government Agency Securities (Cost $42,557,073)		42,557,073
U.S. Treasury Obligations — 7.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (c)	1,652,900	1,652,627
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (c)	1,500,000	1,500,310
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (c)	3,520,000	3,518,827
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 5.19%, 9/3/2024 (c)	4,506,280	4,506,157
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (c)	5,575,300	5,572,288
0.75%, 11/15/2024	1,899,750	1,883,974
2.25%, 11/15/2024	334,000	332,231
1.50%, 11/30/2024	122,000	121,000
4.50%, 11/30/2024	160,000	159,845
1.00%, 12/15/2024	134,331	132,894
1.13%, 2/28/2025	150,000	147,122
2.75%, 2/28/2025	125,000	123,587
4.63%, 2/28/2025	200,000	199,555
0.50%, 3/31/2025	658,163	641,308
3.88%, 3/31/2025	350,294	347,989
Total U.S. Treasury Obligations (Cost $20,839,714)		20,839,714
Short Term Investments — 24.2%
U.S. Treasury Obligations — 24.2%
U.S. Treasury Bills
5.25%, 9/3/2024 (b)	3,812,700	3,811,589
5.12%, 9/5/2024 (b)	1,123,000	1,122,361
5.25%, 9/10/2024 (b)	4,066,700	4,061,373
5.25%, 9/17/2024 (b)	5,443,000	5,430,336
5.25%, 9/24/2024 (b)	2,218,000	2,210,581
5.15%, 10/10/2024 (b)	1,727,960	1,718,376
5.19%, 10/17/2024 (b)	2,533,000	2,516,317
5.26%, 10/22/2024 (b)	2,488,000	2,469,604
5.20%, 10/24/2024 (b)	1,250,400	1,240,895
5.25%, 11/12/2024 (b)	3,826,500	3,786,743
5.22%, 11/21/2024 (b)	1,860,000	1,838,382
5.18%, 11/26/2024 (b)	2,478,000	2,447,721
5.23%, 11/29/2024 (b)	2,588,000	2,554,915
5.06%, 12/10/2024 (b)	2,600,000	2,563,961
5.24%, 12/12/2024 (b)	1,298,000	1,279,003
5.05%, 12/17/2024 (b)	2,587,000	2,548,708
5.00%, 12/24/2024 (b)	1,336,000	1,315,185
4.77%, 12/26/2024 (b)	3,150,000	3,102,386
5.20%, 1/2/2025 (b)	2,589,000	2,543,754
5.08%, 1/16/2025 (b)	2,488,000	2,440,801
5.09%, 1/23/2025 (b)	2,516,500	2,466,255
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.03%, 1/30/2025 (b)	2,468,500	2,417,447
4.92%, 2/13/2025 (b)	1,189,000	1,162,760
4.88%, 2/20/2025 (b)	1,335,000	1,304,575
5.06%, 4/17/2025 (b)	1,240,800	1,202,176
5.09%, 5/15/2025 (b)	2,451,000	2,365,073
5.09%, 6/12/2025 (b)	1,249,000	1,200,571
4.96%, 7/10/2025 (b)	1,299,000	1,245,243
Total U.S. Treasury Obligations (Cost $64,367,091)		64,367,091
Total Short Term Investments (Cost $64,367,091)		64,367,091
Total Investments — 99.3% (Cost $264,521,029) *		264,521,029
Other Assets Less Liabilities — 0.7%		1,935,551
NET ASSETS — 100.0%		266,456,580

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At August 31, 2024, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of September 3, 2024,
as follows for JPMorgan U.S. Government Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$900,000	$900,534	$2,269,773
Agency Joint Trading Account II	1,607,881	1,608,834	2,229,029
Agency Joint Trading Account III	141,507	141,591	235,944
Treasury Joint Trading Account I	1,657,763	1,658,743	2,081,568

Repurchase Agreements - At August 31, 2024, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	5.34%	$900,000
Agency Joint Trading Account II
BofA Securities, Inc.	5.33%	1,090,089
Citigroup Global Markets Holdings, Inc.	5.34%	517,792
Total		1,607,881
Agency Joint Trading Account III
BNP Paribas SA	5.33%	141,507
Treasury Joint Trading Account I
BNP Paribas SA	5.32%	1,163,728
Citibank NA	5.32%	54,893
Wells Fargo Securities LLC	5.32%	439,142
Total		1,657,763

At August 31, 2024, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	3.00%-7.00%	8/1/2039-4/1/2054
FNMA	1.50%-7.00%	5/1/2032-2/1/2054
Agency Joint Trading Account II
FFCB	1.75%-5.62%	2/14/2025-2/3/2050
FHLB	0.00%-5.68%	9/9/2024-1/27/2042
FHLMC	0.00%-7.50%	9/26/2024-8/1/2054
FNMA	0.00%-7.50%	6/17/2025-8/1/2054
GNMA	1.50%-7.50%	4/15/2029-4/20/2073
Tennessee Valley Authority	0.00%	9/15/2035-9/15/2065
U.S. Treasury Securities	0.00%-4.25%	11/15/2024-8/15/2054
Agency Joint Trading Account III
FHLMC	2.40%-7.50%	5/25/2025-8/1/2054
FNMA	0.00%-7.50%	6/1/2026-6/1/2054
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.63%	8/31/2024-5/15/2054

(b)	The rate shown is the effective yield as of August 31, 2024.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 46.8%
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,591, collateralized by U.S. Treasury Securities, 0.00% - 1.13%, due 11/5/2024 - 2/28/2027, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,450,857, collateralized by U.S. Treasury Securities, 0.13% - 5.23%, due 6/30/2026 - 2/28/2027, with a value of $1,479,000.	1,450,000	1,450,000
Citigroup Global Markets Holdings, Inc., 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,593, collateralized by U.S. Treasury Securities, 0.13% - 5.23%, due 5/31/2026 - 7/31/2026, with a value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets Holdings, Inc., 5.37%, dated 8/30/2024, due 11/21/2024, repurchase price $253,095, collateralized by U.S. Treasury Securities, 0.00%, due 1/23/2025 - 2/27/2025, with a value of $255,000.	250,000	250,000
Federal Reserve Bank of New York, 5.30%, dated 8/30/2024, due 9/3/2024, repurchase price $1,100,648, collateralized by U.S. Treasury Securities, 3.00% - 4.25%, due 5/15/2039 - 11/15/2045, with a value of $1,100,648.	1,100,000	1,100,000
Fixed Income Clearing Corp., 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $7,004,138, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 2/6/2025 - 8/15/2046, with a value of $7,140,000.	7,000,000	7,000,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $500,297, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 8/15/2028 - 8/15/2045, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $750,445, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 7/15/2025 - 5/15/2053, with a value of $765,000.	750,000	750,000
Goldman Sachs & Co. LLC, 5.34%, dated 8/30/2024, due 9/3/2024, repurchase price $1,000,593, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 3/15/2026 - 1/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 5.37%, dated 8/30/2024, due 9/4/2024, repurchase price $250,186, collateralized by U.S. Treasury Securities, 0.00% - 2.13%, due 11/15/2024 - 2/15/2047, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 5.37%, dated 8/30/2024, due 9/23/2024, repurchase price $501,790, collateralized by U.S. Treasury Securities, 4.25%, due 6/30/2031, with a value of $510,000.	500,000	500,000
Goldman Sachs & Co. LLC, 5.37%, dated 8/30/2024, due 9/27/2024, repurchase price $251,044, collateralized by U.S. Treasury Securities, 0.00% - 3.63%, due 12/31/2027 - 5/15/2053, with a value of $255,000.	250,000	250,000
ING Financial Markets LLC, 5.31%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059, collateralized by U.S. Treasury Securities, 1.50% - 2.00%, due 2/15/2025 - 11/30/2028, with a value of $102,060.	100,000	100,000
Norinchukin Bank (The), 5.35%, dated 8/30/2024, due 9/3/2024, repurchase price $150,089, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $153,000.	150,000	150,000
Norinchukin Bank (The), 5.36%, dated 8/30/2024, due 9/4/2024, repurchase price $100,075, collateralized by U.S. Treasury Securities, 1.25% - 3.50%, due 4/30/2028 - 5/15/2033, with a value of $102,000.	100,000	100,000
Societe Generale SA, 5.35%, dated 8/30/2024, due 9/4/2024, repurchase price $500,372, collateralized by U.S. Treasury Securities, 1.25%, due 8/15/2031, with a value of $510,000.	500,000	500,000
Societe Generale SA, 5.34%, dated 8/30/2024, due 9/5/2024, repurchase price $400,356, collateralized by U.S. Treasury Securities, 2.38% - 3.00%, due 2/15/2047 - 11/15/2049, with a value of $408,000.	400,000	400,000
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $300,311, collateralized by U.S. Treasury Securities, 2.25%, due 5/15/2041, with a value of $306,000.	300,000	300,000
Societe Generale SA, 5.33%, dated 8/30/2024, due 9/6/2024, repurchase price $500,518, collateralized by U.S. Treasury Securities, 1.25% - 4.38%, due 7/15/2027 - 8/15/2031, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $1,513,997. (a)	1,513,103	1,513,103
Wells Fargo Securities LLC, 5.32%, dated 8/30/2024, due 9/3/2024, repurchase price $100,059, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 11/30/2024 - 2/29/2028, with a value of $102,060.	100,000	100,000
Total Repurchase Agreements (Cost $18,713,103)		18,713,103
U.S. Treasury Obligations — 13.5%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.17%, 9/3/2024 (b)	100,000	99,949
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (b)	163,000	162,973
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (b)	1,650,000	1,649,188
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 5.29%, 9/3/2024 (b)	800,000	800,000
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 5.19%, 9/3/2024 (b)	502,000	501,952
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (b)	850,000	849,545
2.25%, 10/31/2024	80,000	79,659
4.38%, 10/31/2024	55,000	54,950
0.75%, 11/15/2024	305,250	302,728
2.25%, 11/15/2024	124,000	123,350
1.50%, 11/30/2024	154,000	152,718
2.13%, 11/30/2024	70,000	69,525
4.50%, 11/30/2024	25,000	24,976
1.00%, 12/15/2024	31,000	30,668
1.50%, 2/15/2025	100,000	98,445
2.00%, 2/15/2025	120,000	118,412
1.13%, 2/28/2025	120,000	117,710
1.75%, 3/15/2025	80,000	78,602
0.38%, 4/30/2025	55,000	53,353
2.88%, 4/30/2025	40,000	39,445
Total U.S. Treasury Obligations (Cost $5,408,148)		5,408,148
Short Term Investments — 38.5%
U.S. Treasury Obligations — 38.5%
U.S. Treasury Bills
5.24%, 9/3/2024 (c)	208,000	207,939
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.12%, 9/5/2024 (c)	172,000	171,902
5.25%, 9/10/2024 (c)	400,000	399,476
5.12%, 9/12/2024 (c)	200,000	199,688
5.25%, 9/17/2024 (c)	400,000	399,069
5.13%, 9/19/2024 (c)	400,000	398,976
5.26%, 9/24/2024 (c)	1,000,000	996,647
5.21%, 9/26/2024 (c)	900,000	896,757
5.26%, 10/1/2024 (c)	400,000	398,253
5.16%, 10/3/2024 (c)	460,000	457,900
5.22%, 10/8/2024 (c)	400,000	397,866
5.15%, 10/10/2024 (c)	400,000	397,780
5.19%, 10/17/2024 (c)	400,000	397,365
5.26%, 10/22/2024 (c)	400,000	397,042
5.20%, 10/24/2024 (c)	366,000	363,219
5.26%, 10/29/2024 (c)	400,000	396,636
5.19%, 11/5/2024 (c)	200,000	198,141
5.25%, 11/12/2024 (c)	200,000	197,922
5.22%, 11/14/2024 (c)	200,000	197,877
5.19%, 11/19/2024 (c)	400,000	395,493
5.22%, 11/21/2024 (c)	144,000	142,326
5.18%, 11/26/2024 (c)	400,000	395,112
5.23%, 11/29/2024 (c)	400,000	394,886
5.15%, 12/3/2024 (c)	400,000	394,740
5.06%, 12/10/2024 (c)	400,000	394,456
5.24%, 12/12/2024 (c)	400,000	394,146
5.05%, 12/17/2024 (c)	400,000	394,079
4.99%, 12/24/2024 (c)	300,000	295,331
4.82%, 12/26/2024 (c)	670,000	659,763
4.96%, 12/31/2024 (c)	200,000	196,776
5.14%, 1/2/2025 (c)	400,000	393,087
5.08%, 1/9/2025 (c)	400,000	392,791
5.08%, 1/16/2025 (c)	400,000	392,412
4.94%, 1/23/2025 (c)	600,000	588,358
5.03%, 1/30/2025 (c)	400,000	391,726
4.92%, 2/13/2025 (c)	200,000	195,586
4.95%, 2/20/2025 (c)	340,000	332,136
4.80%, 2/27/2025 (c)	87,850	85,804
5.08%, 4/17/2025 (c)	465,000	450,450
5.11%, 5/15/2025 (c)	244,000	235,416
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.09%, 6/12/2025 (c)	200,000	192,245
4.96%, 7/10/2025 (c)	200,000	191,723
Total U.S. Treasury Obligations (Cost $15,369,297)		15,369,297
Total Short Term Investments (Cost $15,369,297)		15,369,297
Total Investments — 98.8% (Cost $39,490,548) *		39,490,548
Other Assets Less Liabilities — 1.2%		497,294
NET ASSETS — 100.0%		39,987,842

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At August 31,
2024, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of September 3, 2024, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$1,513,103	$1,513,997	$1,899,926

Repurchase Agreements - At August 31, 2024, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	5.32%	$1,062,178
Citibank NA	5.32%	50,103
Wells Fargo Securities LLC	5.32%	400,822
Total		1,513,103

At August 31, 2024, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-7.63%	8/31/2024-5/15/2054

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 14.3%
FFCB
DN, 4.76%, 11/25/2024 (a)	25,000	24,723
DN, 4.67%, 12/26/2024 (a)	25,000	24,629
DN, 5.10%, 2/3/2025 (a)	25,000	24,462
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (b)	55,000	54,995
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 5.25%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.15%), 5.48%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US + (3.01)%), 5.49%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.17%), 5.50%, 9/3/2024 (b)	50,000	50,000
(Federal Reserve Bank Prime Loan Rate US + (3.00)%), 5.51%, 9/3/2024 (b)	50,000	50,000
FHLB
DN, 5.18%, 9/3/2024 (a)	1,000	1,000
5.33%, 9/3/2024 (c)	200,000	200,000
(SOFR + 0.10%), 5.43%, 9/3/2024 (b)	50,000	50,000
(SOFR + 0.14%), 5.47%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.48%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.16%), 5.49%, 9/3/2024 (b)	25,000	25,000
(SOFR + 0.20%), 5.53%, 9/3/2024 (b)	25,000	25,000
DN, 4.77%, 11/8/2024 (a)	25,000	24,777
DN, 4.77%, 11/15/2024 (a)	25,000	24,754
DN, 4.82%, 11/29/2024 (a)	50,000	49,412
5.50%, 12/20/2024	25,000	25,000
DN, 5.04%, 1/2/2025 (a)	45,000	44,237
DN, 4.73%, 1/27/2025 (a)	50,000	49,046
DN, 4.90%, 2/10/2025 (a)	25,000	24,460
DN, 4.95%, 3/18/2025 (a)	25,000	24,336
DN, 4.96%, 3/21/2025 (a)	50,000	48,652
DN, 5.11%, 5/16/2025 (a)	25,000	24,116
Total U.S. Government Agency Securities (Cost $1,043,599)		1,043,599
U.S. Treasury Obligations — 2.1%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (b)	100,000	100,021
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.24%, 9/3/2024 (b)	25,000	24,999
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Notes, 0.75%, 11/15/2024	25,000	24,792
Total U.S. Treasury Obligations (Cost $149,812)		149,812
Short Term Investments — 85.7%
U.S. Treasury Obligations — 85.7%
U.S. Treasury Bills
5.25%, 9/3/2024 (a)	225,000	224,934
5.27%, 9/5/2024 (a)	100,000	99,941
5.26%, 9/10/2024 (a)	250,000	249,672
5.29%, 9/12/2024 (a)	125,000	124,798
5.26%, 9/17/2024 (a)	400,000	399,067
5.25%, 9/19/2024 (a)	300,000	299,214
5.27%, 9/24/2024 (a)	300,000	298,993
5.23%, 9/26/2024 (a)	300,000	298,915
5.28%, 10/1/2024 (a)	400,000	398,290
5.21%, 10/3/2024 (a)	400,000	398,156
5.22%, 10/8/2024 (a)	365,000	363,051
5.20%, 10/10/2024 (a)	300,000	298,319
5.22%, 10/15/2024 (a)	300,000	298,097
5.21%, 10/17/2024 (a)	150,000	149,007
5.21%, 10/22/2024 (a)	200,000	198,535
5.22%, 10/24/2024 (a)	150,000	148,856
5.28%, 10/29/2024 (a)	225,000	223,168
5.19%, 10/31/2024 (a)	100,000	99,143
5.25%, 11/5/2024 (a)	100,000	99,060
5.12%, 11/7/2024 (a)	125,000	123,819
5.25%, 11/12/2024 (a)	100,000	98,961
5.14%, 11/14/2024 (a)	125,000	123,692
5.19%, 11/19/2024 (a)	100,000	98,873
5.13%, 11/21/2024 (a)	125,000	123,572
5.18%, 11/26/2024 (a)	100,000	98,778
5.11%, 11/29/2024 (a)	150,000	148,130
5.15%, 12/3/2024 (a)	100,000	98,685
5.22%, 12/5/2024 (a)	25,000	24,660
5.06%, 12/10/2024 (a)	100,000	98,614
5.24%, 12/12/2024 (a)	25,000	24,634
5.05%, 12/17/2024 (a)	100,000	98,520
5.23%, 12/19/2024 (a)	25,000	24,610
5.00%, 12/24/2024 (a)	100,000	98,442
4.95%, 12/26/2024 (a)	50,000	49,215
4.95%, 12/31/2024 (a)	25,000	24,598
5.20%, 1/2/2025 (a)	25,000	24,563
5.17%, 1/9/2025 (a)	25,000	24,541
5.08%, 1/16/2025 (a)	25,000	24,526
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	45

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
5.09%, 1/23/2025 (a)	25,000	24,501
5.03%, 1/30/2025 (a)	25,000	24,483
4.80%, 2/6/2025 (a)	25,000	24,484
4.90%, 2/13/2025 (a)	25,000	24,451
4.88%, 2/20/2025 (a)	25,000	24,430
4.80%, 2/27/2025 (a)	25,000	24,418
Total U.S. Treasury Obligations (Cost $6,247,416)		6,247,416
Total Short Term Investments (Cost $6,247,416)		6,247,416
Total Investments — 102.1% (Cost $7,440,827) *		7,440,827
Liabilities in Excess of Other Assets — (2.1)%		(151,038)
NET ASSETS — 100.0%		7,289,789

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	The rate shown is the effective yield as of August 31, 2024.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 12.7%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.17%, 9/3/2024 (a)	2,200,000	2,199,017
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.18%, 9/3/2024 (a)	1,673,000	1,672,876
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (a)	1,613,120	1,613,281
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 5.21%, 9/3/2024 (a)	4,533,438	4,530,887
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.24%, 9/3/2024 (a)	2,282,200	2,282,369
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 5.29%, 9/3/2024 (a)	2,700,000	2,700,000
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 5.19%, 9/3/2024 (a)	2,359,000	2,358,771
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 5.23%, 9/3/2024 (a)	4,150,000	4,147,827
4.38%, 10/31/2024	255,000	254,766
0.75%, 11/15/2024	703,000	697,181
2.25%, 11/15/2024	546,300	543,435
1.50%, 11/30/2024	420,000	416,520
2.13%, 11/30/2024	665,000	660,472
4.50%, 11/30/2024	403,000	402,586
1.00%, 12/15/2024	88,000	87,058
1.75%, 3/15/2025	225,000	221,065
0.38%, 4/30/2025	180,000	174,610
2.88%, 4/30/2025	260,000	256,393
Total U.S. Treasury Obligations (Cost $25,219,114)		25,219,114
Short Term Investments — 91.0%
U.S. Treasury Obligations — 91.0%
U.S. Treasury Bills
5.27%, 9/3/2024 (b)	8,454,000	8,451,527
5.25%, 9/5/2024 (b)	6,954,910	6,950,853
5.27%, 9/10/2024 (b)	13,400,000	13,382,360
5.28%, 9/12/2024 (b)	6,675,000	6,664,240
5.26%, 9/17/2024 (b)	10,806,000	10,780,791
5.25%, 9/19/2024 (b)	9,900,000	9,874,059
5.27%, 9/24/2024 (b)	13,250,000	13,205,539
5.23%, 9/26/2024 (b)	10,500,000	10,462,021
5.27%, 10/1/2024 (b)	12,790,000	12,735,600
5.19%, 10/3/2024 (b)	7,530,000	7,495,386
5.22%, 10/8/2024 (b)	8,000,000	7,957,327
5.18%, 10/10/2024 (b)	8,300,000	8,253,710
5.21%, 10/15/2024 (b)	9,500,000	9,439,912
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
5.19%, 10/17/2024 (b)	1,800,000	1,788,144
5.18%, 10/22/2024 (b)	8,900,000	8,835,129
5.20%, 10/24/2024 (b)	1,665,430	1,652,774
5.27%, 10/29/2024 (b)	5,990,000	5,942,011
5.24%, 11/5/2024 (b)	1,000,000	990,617
5.23%, 11/12/2024 (b)	1,500,000	1,484,464
5.22%, 11/14/2024 (b)	900,000	890,445
5.19%, 11/19/2024 (b)	2,000,000	1,977,463
5.22%, 11/21/2024 (b)	645,000	637,503
5.18%, 11/26/2024 (b)	2,000,000	1,975,562
5.23%, 11/29/2024 (b)	1,900,000	1,875,710
5.15%, 12/3/2024 (b)	1,890,000	1,865,148
5.06%, 12/10/2024 (b)	1,977,500	1,950,090
5.24%, 12/12/2024 (b)	900,000	886,828
5.05%, 12/17/2024 (b)	1,994,000	1,964,485
4.99%, 12/24/2024 (b)	1,500,000	1,476,654
4.79%, 12/26/2024 (b)	2,200,000	2,166,540
4.96%, 12/31/2024 (b)	1,000,000	983,878
5.20%, 1/2/2025 (b)	500,000	491,262
5.09%, 1/9/2025 (b)	500,000	490,964
5.08%, 1/16/2025 (b)	2,000,000	1,962,059
4.95%, 1/23/2025 (b)	2,854,000	2,798,534
5.03%, 1/30/2025 (b)	2,000,000	1,958,635
4.92%, 2/13/2025 (b)	1,000,000	977,931
4.95%, 2/20/2025 (b)	1,450,000	1,416,503
4.80%, 2/27/2025 (b)	441,000	430,727
5.08%, 4/17/2025 (b)	2,064,000	1,999,417
5.10%, 5/15/2025 (b)	1,006,000	970,626
5.09%, 6/12/2025 (b)	1,000,000	961,226
4.96%, 7/10/2025 (b)	1,000,000	958,617
Total U.S. Treasury Obligations (Cost $180,413,271)		180,413,271
Total Short Term Investments (Cost $180,413,271)		180,413,271
Total Investments — 103.7% (Cost $205,632,385) *		205,632,385
Liabilities in Excess of Other Assets — (3.7)%		(7,305,587)
NET ASSETS — 100.0%		198,326,798

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	47

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(b)	The rate shown is the effective yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 60.7%
Alaska — 1.0%
Alaska Housing Finance Corp., Home Mortgage
Series 2007B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	15,100	15,100
Series 2009D, Rev., VRDO, LIQ : FHLB, 2.95%, 9/9/2024 (a)	23,745	23,745
Series 2007D, Rev., VRDO, LIQ : FHLB, 3.00%, 9/9/2024 (a)	9,590	9,590
City of Valdez, Exxon Pipeline Co. Project
Series 1993-B, Rev., VRDO, 3.90%, 9/3/2024 (a)	19,865	19,865
Series 1993-C, Rev., VRDO, 3.90%, 9/3/2024 (a)	30,065	30,065
		98,365
Arizona — 0.5%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	21,000	21,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/12/2024 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 2.99%, 9/9/2024 (a)	11,085	11,085
		53,085
California — 1.0%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	1,260	1,260
California Health Facilities Financing Authority, Memorial Health Services Series 2013A, Rev., VRDO, 2.00%, 9/9/2024 (a)	5,075	5,075
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 2.93%, 9/9/2024 (a)	8,500	8,500
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 2.95%, 9/9/2024 (a)	3,200	3,200
Los Angeles Department of Water and Power, Power System Series A-6, Rev., VRDO, LIQ : Bank of America NA, 3.57%, 9/3/2024 (a)	1,000	1,000
Metropolitan Water District of Southern California
Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.40%, 9/9/2024 (a)	35,100	35,100
Series 2022A, Rev., 5.00%, 10/1/2024	450	450
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
State of California, Various Purpose, GO, 5.00%, 10/1/2024	1,370	1,372
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1336, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a) (b)	3,750	3,750
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	16,025	16,025
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	440	440
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	4,000	4,000
Series 2022-XX1258, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	2,000	2,000
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	7,985	7,985
Series 2023-XX1325, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	5,000	5,000
Series 2023-ZF3164, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	5,000	5,000
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	5,250	5,250
		105,407
Colorado — 1.2%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (a)	23,770	23,770
Colorado Educational and Cultural Facilities Authority, National Jewish Federation Series F2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	3,225	3,225
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019D, Class I-S, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 3.00%, 9/9/2024 (a)	41,450	41,450
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.99%, 9/9/2024 (a)	11,800	11,800
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	3,750	3,750
Series 2023-XF1592, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	7,200	7,200
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	49

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	3,675	3,675
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	27,265	27,265
		126,040
Connecticut — 0.8%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020 C-3, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	15,990	15,990
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (a)	15,200	15,200
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.90%, 9/9/2024 (a)	10,000	10,000
Regional School District No. 18, GO, BAN, 4.25%, 8/14/2025	15,140	15,289
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1077, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	22,760	22,760
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,705	5,705
		84,944
Delaware — 0.1%
University of Delaware Series 2004 B, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	10,000	10,000
District of Columbia — 1.8%
District of Columbia Water and Sewer Authority, Subordinate Lien
Series 2024B, Subseries B-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/3/2024 (a)	33,270	33,270
Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/3/2024 (a)	8,000	8,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	39,750	39,750
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series 2023-XF3140, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	15,000	15,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

District of Columbia — continued
Series 2023-XM1129, Rev., VRDO, LIQ : UBS AG, 2.95%, 9/9/2024 (a) (b)	12,185	12,185
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	7,375	7,375
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	2,500	2,500
		178,080
Florida — 3.7%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 2.90%, 9/9/2024 (a)	1,350	1,350
County of Broward, Power and Light Co. Project, Rev., VRDO, 3.05%, 9/9/2024 (a)	31,300	31,300
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 3.15%, 9/9/2024 (a)	25,600	25,600
County of Martin, Florida Power and Light Co. Project, Rev., VRDO, 3.15%, 9/9/2024 (a)	43,900	43,900
County of Miami-Dade, Professional Sports Franchise Series 2009 E, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/9/2024 (a)	25,000	25,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 3.15%, 9/3/2024 (a)	22,000	22,000
Florida Housing Finance Agency, Sun Pointe Cove Apartments Series 85 XX, Rev., VRDO, FNMA, LIQ : FNMA, 3.31%, 9/4/2024 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 2.97%, 9/9/2024 (a)	12,000	12,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 3.00%, 9/9/2024 (a)	6,390	6,390
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.55%, 9/3/2024 (a)	6,620	6,620
Lee County Industrial Development Authority, Florida Power and Light Co. Project Series 2016B, Rev., AMT, VRDO, 3.24%, 9/9/2024 (a)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024A, Rev., AMT, VRDO, 3.15%, 9/9/2024 (a)	20,000	20,000
Series 2024B, Rev., AMT, VRDO, 3.15%, 9/9/2024 (a)	32,500	32,500
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009B, Rev., VRDO, LOC : TD Bank NA, 2.92%, 9/9/2024 (a)	6,900	6,900
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 2.92%, 9/9/2024 (a)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.92%, 9/12/2024 (a)	130	130
Orlando Utilities Commission, Utility System Series 2008-1, Rev., VRDO, LIQ : TD Bank NA, 3.09%, 9/9/2024 (a)	6,950	6,950
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 2.90%, 9/9/2024 (a)	3,870	3,870
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 3.22%, 9/9/2024 (a)	6,350	6,350
Tender Option Bond Trust Receipts/Certificates
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,775	1,775
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	22,105	22,105
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	4,265	4,265
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series 2024-XF1709, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,195	5,195
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,625	5,625
Series 2024-XL0561, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	11,200	11,200
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	8,845	8,845
Series 2022-YX1216, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	8,735	8,735
Series 2024-XF1704, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	24,000	24,000
		376,305
Georgia — 2.6%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.15%, 9/9/2024 (a) (b)	222,000	222,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Cobb County School District Series 2024, GO, 4.00%, 12/16/2024	8,175	8,192
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 3.20%, 9/9/2024 (a)	30,000	30,000
		260,192
Idaho — 0.0% ^
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	4,355	4,355
Illinois — 2.5%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 3.12%, 9/9/2024 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.96%, 9/9/2024 (a)	275	275
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.91%, 9/9/2024 (a)	1,900	1,900
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021D, Rev., VRDO, 2.90%, 9/9/2024 (a)	5,000	5,000
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 2.90%, 9/9/2024 (a)	23,240	23,240
Illinois Finance Authority, The University of Chicago Medical Center Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.94%, 9/9/2024 (a)	34,350	34,350
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.90%, 9/9/2024 (a)	3,325	3,325
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 2.97%, 9/9/2024 (a)	10,400	10,400
Illinois Finance Authority,The University Of Chicago Medical Center Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.94%, 9/9/2024 (a)	4,100	4,100
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 2.91%, 9/9/2024 (a)	6,580	6,580
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 3.55%, 9/9/2024 (a)	4,100	4,100
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	51

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority, Multi-Family Series 2024A, Rev., VRDO, FHA, LIQ : FHLB, 2.93%, 9/9/2024 (a)	9,995	9,995
Joliet Regional Port District, ExxonMobil Project, Rev., VRDO, 3.90%, 9/3/2024 (a)	1,175	1,175
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1327, GO, VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	5,590	5,590
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,960	3,960
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	1,710	1,710
Series 2022-XF3042, GO, VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	36,200	36,200
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	35,075	35,075
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,035	6,035
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.00%, 9/9/2024 (a) (b)	55,000	55,000
		251,460
Indiana — 0.2%
City of Huntington, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.08%, 9/9/2024 (a)	3,325	3,325
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.95%, 9/9/2024 (a)	1,700	1,700
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	10,180	10,180
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,750	9,750
		24,955
Iowa — 2.4%
Iowa Finance Authority, Chevron USA, Inc. Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/3/2024 (a)	32,500	32,500
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 3.09%, 9/9/2024 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 2.95%, 9/9/2024 (a)	29,300	29,300
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Iowa — continued
Iowa Finance Authority, Multi-Family Housing
Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	10,525	10,525
Series B, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	7,500	7,500
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	8,260	8,260
Series 2020B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	17,390	17,390
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.95%, 9/9/2024 (a)	7,025	7,025
Series 2017 B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 3.00%, 9/9/2024 (a)	4,350	4,350
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	5,200	5,200
		239,850
Kansas — 0.8%
City of Wichita
Series 316, GO, 4.00%, 10/15/2024	25,675	25,690
Series 314, GO, 5.00%, 10/15/2024	20,000	20,031
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (a)	9,250	9,250
Wyandotte County-Kansas City Unified Government Series 2024-I, GO, 4.00%, 4/1/2025	25,000	25,057
		80,028
Kentucky — 1.9%
Kentucky Higher Education Student Loan Corp. Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 3.14%, 9/9/2024 (a)	99,810	99,810
Louisville Regional Airport Authority, OH LLC Project Series 2006 A, Rev., VRDO, 3.93%, 9/3/2024 (a)	19,250	19,250
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999 B, Rev., VRDO, 3.93%, 9/3/2024 (a)	42,000	42,000
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Series 1999C, Rev., VRDO, 3.93%, 9/3/2024 (a)	27,500	27,500
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	4,380	4,380
		192,940
Louisiana — 1.3%
Louisiana Public Facilities Authority, Chevron USA, Inc. Projects Series 2024, Rev., AMT, VRDO, 3.95%, 9/3/2024 (a)	59,415	59,415
Louisiana Public Facilities Authority, Children Medical Center Project Series 2017B, Rev., VRDO, LOC : UBS AG, 2.92%, 9/9/2024 (a)	10,000	10,000
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	39,175	39,175
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	4,665	4,665
		133,255
Maine — 0.3%
Maine State Housing Authority Series 2016 B-2, Rev., AMT, VRDO, LIQ : Bank of America NA, 2.94%, 9/9/2024 (a)	28,000	28,000
Maryland — 0.8%
County of Montgomery, Trinity Health Credit Group Series 2013MD, Rev., VRDO, 3.70%, 9/3/2024 (a)	45,000	45,000
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System
Series 2024A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	15,000	15,000
Series 2024B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	15,250	15,250
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	3,400	3,400
		78,650
Massachusetts — 1.6%
City of Haverhill, GO, BAN, 4.25%, 11/21/2024	12,013	12,030
City of Lawrence, GO, BAN, 4.50%, 9/1/2024	10,162	10,162
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
City of Lawrence, State Qualified Deficit Financing, GO, BAN, 4.25%, 9/1/2025 (c)	5,442	5,506
City of Quincy, GO, BAN, 5.00%, 7/25/2025	10,000	10,125
City of Waltham, GO, BAN, 4.50%, 10/10/2024	43,194	43,233
City of Westfield Series 7, GO, BAN, 4.25%, 6/6/2025	6,701	6,733
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	17,975	17,975
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 2.90%, 9/9/2024 (a)	330	330
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 4.01%, 9/3/2024 (a)	1,010	1,010
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (b)	4,500	4,500
Town of Agawam, GO, BAN, 3.75%, 10/29/2024	16,535	16,549
Town of Ipswich, GO, BAN, 4.00%, 8/8/2025	19,048	19,155
Town of Ludlow, GO, BAN, 3.75%, 9/11/2025 (c)	7,195	7,247
		164,555
Michigan — 1.0%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (a)	29,795	29,795
Series 2002 A, Rev., AMT, VRDO, LIQ : FHLB, 2.94%, 9/9/2024 (a)	680	680
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 2.96%, 9/9/2024 (a)	4,010	4,010
RIB Floater Trust Various States
Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	6,265	6,265
Series 47, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	15,390	15,390
Tender Option Bond Trust Receipts/Certificates
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	14,250	14,250
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	53

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,955	1,955
Series 2024-XL0550, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	8,120	8,120
		98,210
Minnesota — 0.5%
City of Minneapolis, University Gateway Project, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.00%, 9/9/2024 (a)	3,790	3,790
City of Oakdale, Housing Cottage Homesteads, Rev., VRDO, LOC : FHLMC, 2.92%, 9/9/2024 (a)	4,785	4,785
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.00%, 9/3/2024 (a)	5,020	5,020
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2015D, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 2.97%, 9/9/2024 (a)	3,760	3,760
Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.97%, 9/9/2024 (a)	25,795	25,795
Tender Option Bond Trust Receipts/Certificates Series 2023-BAML6016, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (a) (b)	3,900	3,900
		47,050
Mississippi — 2.6%
Mississippi Business Finance Corp., Chevron USA, Inc., Project Series 2007D, Rev., VRDO, 3.90%, 9/3/2024 (a)	89,690	89,690
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007A, Rev., VRDO, 3.90%, 9/3/2024 (a)	29,250	29,250
Series 2007B, Rev., VRDO, 3.90%, 9/3/2024 (a)	7,965	7,965
Series 2007E, Rev., VRDO, 3.90%, 9/3/2024 (a)	1,870	1,870
Series 2009A, Rev., VRDO, 3.90%, 9/3/2024 (a)	2,400	2,400
Series 2009B, Rev., VRDO, 3.90%, 9/3/2024 (a)	11,790	11,790
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mississippi — continued
Series 2009D, Rev., VRDO, 3.90%, 9/3/2024 (a)	20,477	20,477
Series 2009E, Rev., VRDO, 3.90%, 9/3/2024 (a)	11,080	11,080
Series 2009F, Rev., VRDO, 3.90%, 9/3/2024 (a)	14,630	14,630
Series 2009G, Rev., VRDO, 3.90%, 9/3/2024 (a)	10,150	10,150
Series 2010I, Rev., VRDO, 3.90%, 9/3/2024 (a)	31,540	31,540
Series 2010J, Rev., VRDO, 3.90%, 9/3/2024 (a)	30,700	30,700
Series 2011G, Rev., VRDO, 3.90%, 9/3/2024 (a)	3,805	3,805
Mississippi Development Bank, Jackson County Industrial Water System Project Series 2009, Rev., VRDO, 3.90%, 9/3/2024 (a)	2,285	2,285
		267,632
Missouri — 1.1%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.85%, 9/3/2024 (a)	400	400
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 3.85%, 9/3/2024 (a)	16,205	16,205
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000 C, Rev., VRDO, LIQ : US Bank NA, 3.55%, 9/3/2024 (a)	565	565
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 2.90%, 9/9/2024 (a)	1,550	1,550
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 3.90%, 9/3/2024 (a)	2,535	2,535
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-E-158, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	12,000	12,000
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	12,000	12,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	43,250	43,250
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Series G-121, Rev., VRDO, LOC : Royal Bank of Canada, 3.12%, 12/2/2024 (a) (b)	8,220	8,220
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	10,640	10,640
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,605	6,605
		113,970
Nebraska — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	9,340	9,340
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	6,660	6,660
Series 2023-XG0511, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	9,000	9,000
Series 2023-XG0529, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,615	5,615
		21,275
New Hampshire — 0.9%
City of Portsmouth, GO, BAN, 4.25%, 6/20/2025	7,681	7,723
New Hampshire Business Finance Authority, Novant Health Obligation Group Series 2024 C, Rev., VRDO, LOC : Truist Bank, 2.98%, 9/9/2024 (a)	11,000	11,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	21,715	21,715
		91,363
New Jersey — 5.2%
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility Series 2023, GO, BAN, 5.00%, 11/8/2024	10,337	10,356
Borough of South Plainfield Series 2024B, GO, BAN, 4.00%, 8/13/2025	3,372	3,398
City of Margate City Series 2023, GO, BAN, 4.75%, 11/8/2024	13,920	13,939
City of New Brunswick, GO, BAN, 4.50%, 4/30/2025	37,000	37,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
City of North Wildwood, GO, BAN, 4.00%, 7/29/2025	17,550	17,635
City of Ocean City, GO, BAN, 5.00%, 10/16/2024	25,000	25,034
County of Sussex, GO, BAN, 4.25%, 6/30/2025	7,555	7,594
Hudson County Improvement Authority, Local Unit Loan Program Series 2024B, Rev., GTD, 4.50%, 7/11/2025	9,000	9,071
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.98%, 9/9/2024 (a) (b)	38,800	38,800
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0557, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	1,665	1,665
Series 2018-XX1093, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,300	9,300
Series 2022-YX1256, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,060	6,060
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	5,440	5,440
Town of Hammonton, General Improvement Water And Sewer Utilities Series 2023, GO, BAN, 4.50%, 10/23/2024	2,513	2,516
Town of Phillipsburg Series 2023, GO, BAN, 4.25%, 12/13/2024	9,125	9,144
Town of Secaucus, GO, BAN, 4.00%, 8/1/2025	40,153	40,384
Township of Bridgewater, GO, BAN, 4.00%, 7/30/2025	23,839	23,965
Township of Lakewood Series 2023B, GO, BAN, 5.00%, 12/20/2024	12,000	12,059
Township of Mahwah, GO, BAN, 4.25%, 5/30/2025	14,400	14,475
Township of Monroe
Series 2023A, GO, BAN, 4.25%, 9/11/2024	17,499	17,502
GO, BAN, 4.25%, 6/2/2025	24,750	24,876
Series 2024A, GO, BAN, 4.00%, 9/9/2025 (c)	13,863	13,997
Township of Robbinsville Series 2024 C, GO, BAN, 4.25%, 7/9/2025	23,506	23,641
Township of South Orange Village, GO, BAN, 4.25%, 6/26/2025	31,301	31,466
Township of Stafford Series 2023A, GO, BAN, 5.00%, 10/22/2024	39,950	40,005
Township of Union Series 2024, GO, BAN, 4.50%, 1/21/2025	1,442	1,449
Township of Verona, GO, BAN, 5.00%, 10/24/2024	7,840	7,851
Township of Voorhees Series 2023A, GO, BAN, 4.25%, 9/25/2024	12,066	12,070
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	55

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of West Milford, GO, BAN, 4.25%, 9/13/2024	15,749	15,752
Township of West Orange Series 2024, GO, BAN, 4.00%, 3/24/2025	2,712	2,721
Township of West Windsor, GO, BAN, 4.50%, 11/6/2024	20,556	20,575
Village of Ridgewood Series 2024, GO, BAN, 4.00%, 1/23/2025	27,213	27,301
		527,241
New York — 12.7%
Altmar-Parish-Williamstown Central School District, GO, BAN, 3.75%, 6/26/2025	28,000	28,122
City of New York, Fiscal Year 2006 Series 2006I, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.95%, 9/3/2024 (a)	8,015	8,015
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (a)	22,190	22,190
City of New York, Fiscal Year 2013
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (a)	54,185	54,185
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (a)	36,320	36,320
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 3.91%, 9/3/2024 (a)	26,995	26,995
City of New York, Fiscal Year 2022 Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	48,900	48,900
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (a)	36,100	36,100
Hamburg Central School District, GO, BAN, 4.25%, 5/29/2025	28,300	28,441
Horseheads Central School District Series 2023, GO, BAN, 4.25%, 9/6/2024	35,000	35,003
Metropolitan Transportation Authority Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	56,280	56,280
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	6,375	6,375
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 2.90%, 9/9/2024 (a)	26,400	26,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	4,000	4,000
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.20%, 9/3/2024 (a)	6,525	6,525
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.60%, 9/3/2024 (a)	3,950	3,950
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	13,605	13,605
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	35,425	35,425
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	1,775	1,775
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/3/2024 (a)	30,000	30,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (a)	69,655	69,655
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011FF-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	3,900	3,900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014
Series 2014AA-3, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	32,555	32,555
Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (a)	34,130	34,130
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a)	52,440	52,440
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013 Series 2013C-5, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.91%, 9/9/2024 (a)	12,465	12,465
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (a)	14,600	14,600
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (a)	11,755	11,755
Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (a)	32,236	32,236
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	42,575	42,575
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a)	15,975	15,975
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (a)	101,225	101,225
Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (a)	41,925	41,925
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 2.80%, 9/9/2024 (a)	6,255	6,255
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (b)	71,975	71,975
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	46,325	46,325
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	35,000	35,000
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	25,835	25,835
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	4,445	4,445
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	18,750	18,750
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,800	3,800
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (a)	3,095	3,095
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	10,510	10,510
Unadilla Valley Central School District, GO, BAN, 4.25%, 8/15/2025	9,500	9,588
Windsor Central School District, GO, BAN, 4.25%, 6/26/2025	24,439	24,570
		1,294,430
North Carolina — 0.6%
City of Raleigh Series 2016A, Rev., VRDO, LIQ : PNC Bank NA, 2.88%, 9/9/2024 (a)	1,000	1,000
Lower Cape Fear Water and Sewer Authority, Bladen Bluffs Project, Rev., VRDO, LOC : Cooperatieve Rabobank UA, 3.01%, 9/9/2024 (a)	12,765	12,765
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	15,600	15,600
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 2.98%, 9/9/2024 (a)	23,985	23,985
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1603, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	5,865	5,865
		59,215
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2015C, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	8,050	8,050
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Dakota — continued
Series 2015E, Rev., VRDO, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	3,300	3,300
Series 2019 B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	10,000	10,000
		21,350
Ohio — 1.2%
County of Allen Hospital Facilities, Catholic Healthcare Partners Series 2012 B, Rev., VRDO, LOC : TD Bank NA, 2.80%, 9/9/2024 (a)	10,000	10,000
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	4,000	4,025
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	9,925	9,925
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	42,350	42,350
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	20,280	20,280
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	8,000	8,000
State of Ohio, Cleveland Clinic Health System Series 2019 E, Rev., VRDO, LIQ : PNC Bank NA, 3.80%, 9/3/2024 (a)	2,250	2,250
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	7,580	7,580
Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	11,250	11,250
Series 2024-XL0553, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,640	3,640
		119,300
Oklahoma — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	24,510	24,510
Oregon — 0.1%
Port of Portland, International Airport Series Subseries18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.96%, 9/9/2024 (a)	7,175	7,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Other — 0.2%
FHLMC, Multi-Family VRD Certificates Series M019, Class A, Rev., VRDO, LIQ : FHLMC, 3.34%, 9/9/2024 (a) (b)	405	405
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 3.04%, 9/9/2024 (a) (b)	20,000	20,000
		20,405
Pennsylvania — 1.9%
Delaware Valley Regional Finance Authority, Local Government Series 2022E, Rev., VRDO, LOC : TD Bank NA, 2.75%, 9/9/2024 (a)	12,500	12,500
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 2.97%, 9/9/2024 (a)	13,810	13,810
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 3.00%, 9/9/2024 (a)	13,720	13,720
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	24,285	24,285
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Project Series 2001H-9, Rev., VRDO, LOC : PNC Bank NA, 2.90%, 9/9/2024 (a)	2,300	2,300
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2020-132B, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/9/2024 (a)	10,525	10,525
Pennsylvania Turnpike Commission Series 2019, Rev., VRDO, LOC : TD Bank NA, 2.98%, 9/9/2024 (a)	52,670	52,670
Philadelphia Gas Works Co.
Series 8B, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	5,250	5,250
Series 8D, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	5,170	5,170
Series C, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	13,930	13,930
Series E, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	5,000	5,000
RIB Floater Trust Various States
Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	3,640	3,640
Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	8,805	8,805
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	10,260	10,260
Series 2023-XG0540, Rev., VRDO, LIQ : Bank of America NA, 2.96%, 9/9/2024 (a) (b)	11,250	11,250
		193,115
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 2.97%, 9/9/2024 (a)	915	915
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 3.92%, 9/3/2024 (a)	1,295	1,295
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1198, Rev., VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	9,585	9,585
		11,795
South Carolina — 1.0%
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	7,000	7,051
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group
Series 2018B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	12,870	12,870
Series 2018C, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	25,000	25,000
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 3.04%, 9/9/2024 (a)	59,910	59,910
		104,831
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	10,100	10,100
Tennessee — 0.5%
Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (a)	11,350	11,350
Health Educational and Housing Facility Board of the City of Memphis (The), Ashland Lakes Apartments Series 2006A, Rev., VRDO, LOC : US Bank NA, 3.15%, 9/9/2024 (a)	2,200	2,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 3.15%, 9/9/2024 (a)	4,310	4,310
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool, Rev., VRDO, LOC : Bank of America NA, 3.02%, 9/9/2024 (a)	2,095	2,095
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	16,435	16,435
		46,390
Texas — 3.3%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (a)	15,000	15,000
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (a)	250	250
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 3.04%, 9/9/2024 (a)	12,305	12,305
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 3.02%, 9/9/2024 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 3.99%, 9/3/2024 (a)	1,525	1,525
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024F, Rev., VRDO, 2.90%, 9/9/2024 (a)	10,000	10,000
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 3.95%, 9/3/2024 (a)	3,220	3,220
Lubbock Independent School District Series 2005-A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a)	10,150	10,150
Port of Port Arthur Navigation District, Texaco, Inc, Project, Rev., VRDO, 3.90%, 9/3/2024 (a)	2,000	2,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E141, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	28,000	28,000
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	9,800	9,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	5,000	5,000
State of Texas, Veterans
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/9/2024 (a)	12,975	12,975
Series 2013B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/9/2024 (a)	10,730	10,730
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (a)	13,720	13,720
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (a)	19,750	19,750
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (a)	16,225	16,225
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Series 2008-A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	6,265	6,265
Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/3/2024 (a)	3,650	3,650
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 2.85%, 9/9/2024 (a)	10,350	10,350
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3101, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	6,665	6,665
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,265	6,265
Series 2022-XF1392, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (b)	5,000	5,000
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 2.96%, 9/9/2024 (a) (b)	3,000	3,000
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a) (b)	7,435	7,435
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 3.05%, 9/9/2024 (a) (b)	7,200	7,200
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024 (a)	90,300	90,300
		334,685
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 3.00%, 9/9/2024 (a)	2,050	2,050
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1207, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	8,420	8,420
Series 2024-XG0563, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	4,135	4,135
		14,605
Virginia — 0.9%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018 A, Rev., VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (a)	395	395
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2016C, Rev., VRDO, 3.00%, 9/9/2024 (a)	4,255	4,255
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 3.00%, 9/9/2024 (a)	6,315	6,315
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 2.96%, 9/9/2024 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF1716, Rev., VRDO, LOC : Bank of America NA, 4.05%, 9/3/2024 (a) (b)	18,900	18,900
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	9,130	9,130
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (b)	1,705	1,705
Virginia Commonwealth University Health System Authority Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	24,100	24,100
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (a)	10,800	10,800
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (a)	10,000	10,000
		91,600
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — 0.3%
Port of Tacoma, Subordinate Lien Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 3.00%, 9/9/2024 (a)	18,500	18,500
Tender Option Bond Trust Receipts/Certificates Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	10,520	10,520
		29,020
Wisconsin — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	18,400	18,400
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	9,465	9,465
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	6,535	6,535
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.97%, 9/9/2024 (a) (b)	4,095	4,095
University of Wisconsin Hospitals and Clinics Series 2024C, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/3/2024 (a)	15,800	15,800
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	20,100	20,100
Wisconsin Housing and Economic Development Authority Housing
Series 2007F, Rev., AMT, VRDO, LOC : Bank of America NA, 2.99%, 9/9/2024 (a)	8,270	8,270
Series 2023 C, Rev., VRDO, LIQ : FHLB, 3.00%, 9/9/2024 (a)	2,500	2,500
Series 2023F, Rev., VRDO, LIQ : FHLB, 3.00%, 9/9/2024 (a)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 2.90%, 9/9/2024 (a)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 2.90%, 9/9/2024 (a)	4,000	4,000
		116,565
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wyoming — 0.1%
Wyoming Community Development Authority
Series 2023 2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 2.90%, 9/9/2024 (a)	3,200	3,200
Series 2024 2, Rev., VRDO, LIQ : Royal Bank of Canada, 2.90%, 9/9/2024 (a)	9,000	9,000
		12,200
Total Municipal Bonds (Cost $6,177,838)		6,177,838
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.7%
California — 1.4%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 2.99%, 9/9/2024# (b)	21,000	21,000
Series 1, LIQ : Royal Bank of Canada, 2.99%, 9/9/2024# (b)	72,500	72,500
Series 1-1362, LIQ : Societe Generale SA, 3.01%, 9/9/2024# (b)	41,200	41,200
		142,200
Other — 8.3%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 3.02%, 9/9/2024(a) (b)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 3.02%, 9/9/2024(a) (b)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7, LIQ : TD Bank NA, 3.02%, 9/9/2024(a) (b)	41,100	41,100
Series W-7A, LIQ : Royal Bank of Canada, 3.02%, 9/9/2024(a) (b)	50,000	50,000
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (b)	190,300	190,300
Series 5, LIQ : Societe Generale SA, 2.97%, 9/9/2024# (b)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund Series 3, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024# (b)	211,000	211,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — continued
Other — continued
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 3.02%, 9/9/2024# (b)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 3.02%, 9/9/2024# (b)	51,600	51,600
		843,600
Total Variable Rate Demand Preferred Shares (Cost $985,800)		985,800
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 30.0%
Commercial Paper — 30.0%
Alachua County Health Facilities Authority Series 08-A, 3.52%, 9/12/2024	15,000	15,000
Board of Governors of Colorado State University System Series A, 3.65%, 10/10/2024	10,000	10,000
Board of Regents of the University of Texas System
Series B, 3.48%, 9/18/2024	25,000	25,000
Series A, 3.44%, 9/26/2024	17,500	17,500
Series A, 3.60%, 10/2/2024	25,000	25,000
Series A, 3.65%, 10/3/2024	10,000	10,000
Series A, 3.64%, 10/8/2024	23,299	23,299
Series A, 3.53%, 10/15/2024	25,000	25,000
Series A, 3.62%, 10/15/2024	10,500	10,500
Series A, 3.55%, 10/16/2024	25,000	25,000
Series A, 3.58%, 10/17/2024	10,000	10,000
Series A, 3.58%, 10/22/2024	25,000	25,000
Series A, 3.56%, 10/23/2024	19,500	19,500
Series A, 3.62%, 10/24/2024	15,000	15,000
Series A, 3.47%, 11/1/2024	20,000	20,000
Series A, 3.62%, 11/5/2024	15,000	15,000
Series A, 3.52%, 11/12/2024	25,000	25,000
Series A, 3.60%, 11/13/2024	7,000	7,000
Series A, 3.43%, 11/19/2024	20,000	20,000
Series A, 3.60%, 11/21/2024	5,500	5,500
Series A, 3.62%, 11/26/2024	18,000	18,000
Series A, 3.35%, 12/12/2024	25,000	25,000
Series A, 3.32%, 12/18/2024	25,000	25,000
Series A, 3.22%, 1/8/2025	12,500	12,500
Series A, 3.28%, 2/4/2025	21,500	21,500
Series A, 3.20%, 2/6/2025	25,000	25,000
California Educational Facilities Authority, 3.58%, 2/18/2025	7,850	7,850
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
California Statewide Communities Development Authority
Series 9B-1, 3.65%, 9/4/2024	23,000	23,000
Series 06-D, 3.70%, 9/4/2024	10,000	10,000
Series 9B-3, 3.70%, 9/4/2024	10,000	10,000
Series B-6, 3.65%, 9/5/2024	5,050	5,050
Series 9B-4, 3.68%, 9/5/2024	26,000	26,000
Series 9B-3, 3.60%, 9/10/2024	10,000	10,000
Series 06-D, 3.65%, 9/11/2024	12,000	12,000
Series 9B-2, 3.55%, 10/3/2024	25,000	25,000
Series 09-D, 3.60%, 10/8/2024	23,000	23,000
Series 09-D, 3.53%, 10/9/2024	17,000	17,000
Series 08-B, 3.60%, 10/10/2024	27,000	27,000
City of Atlanta
Series M-2, 3.38%, 11/22/2024	74,542	74,542
Series N-2, 3.44%, 11/22/2024	77,537	77,537
City of Atlanta Water and Wastewater, 3.53%, 10/15/2024	48,070	48,070
City of Dallas Waterworks and Sewer System
Series G, 3.48%, 9/5/2024	4,750	4,750
Series G, 3.46%, 9/10/2024	50,000	50,000
City of Garland Series 2015, 3.60%, 9/9/2024	10,000	10,000
City of Jacksonville Series 2016, 3.10%, 2/20/2025	121,000	121,000
City of Memphis
Series A, 3.75%, 9/10/2024	10,000	10,000
Series A, 3.67%, 9/25/2024	10,000	10,000
City of Philadelphia Series A-1, 3.40%, 11/13/2024	16,000	16,000
City of Philadelphia Water and Wastewater
Series A, 3.52%, 9/5/2024	10,000	10,000
Series A, 3.68%, 9/5/2024	2,600	2,600
Series B, 3.65%, 10/8/2024	4,580	4,580
City of Rochester
Series 2011, 3.50%, 10/8/2024	88,000	88,000
Series 2014, 3.38%, 11/19/2024	40,000	40,000
Series 08-C, 3.10%, 2/20/2025	50,000	50,000
City of San Antonio Series A, 3.63%, 12/16/2024	75,000	75,000
City of San Antonio Electric and Gas Systems Series C, 3.70%, 9/20/2024	50,000	50,000
County of Harris
Series C, 3.35%, 9/19/2024	960	960
Series A-1, 3.35%, 9/19/2024	4,540	4,540
Series A-1, 3.80%, 10/1/2024	5,990	5,990
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series K-2, 3.35%, 10/29/2024	4,060	4,060
Series C, 3.35%, 11/5/2024	1,880	1,880
Series A-1, 3.35%, 11/5/2024	150	150
Series A-1, 3.75%, 11/12/2024	2,290	2,290
Series A-1, 3.75%, 11/12/2024	7,990	7,990
Series A-1, 3.75%, 11/12/2024	970	970
County of King
Series A, 3.63%, 9/10/2024	30,000	30,000
Series A, 3.58%, 9/16/2024	20,000	20,000
3.58%, 9/16/2024	17,000	17,000
Series A, 3.58%, 10/7/2024	11,000	11,000
County of Montgomery Series 10-A, 3.43%, 10/1/2024	45,000	45,000
County of York
Series B-1, 3.45%, 9/3/2024	7,000	7,000
Series B-2, 3.45%, 9/3/2024	7,000	7,000
Series B-3, 3.45%, 9/3/2024	7,000	7,000
Dallas Area Rapid Transit Series I, 3.65%, 9/12/2024	14,530	14,530
Denver City and County Housing Authority
3.37%, 9/4/2024	66,250	66,250
3.70%, 10/15/2024	11,120	11,120
Health and Educational Facilities Authority of the State of Missouri
Series 14-E, 3.42%, 9/10/2024	50,000	50,000
Series 14-D, 3.42%, 10/3/2024	50,000	50,000
Series 14-B, 3.36%, 11/12/2024	50,000	50,000
Series 14-C, 3.36%, 11/14/2024	50,000	50,000
Hennepin County Medical Center Series A, 3.58%, 9/12/2024	20,000	20,000
Indiana Finance Authority Series D-2, 3.75%, 1/16/2025	100,325	100,325
Indiana University Series 2018, 3.65%, 9/9/2024	21,500	21,500
Jacksonville Aviation Authority Series 92, 3.75%, 10/2/2024	20,000	20,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 3.44%, 9/3/2024	106,098	106,098
Series A-1, 3.50%, 9/12/2024	10,000	10,000
Maryland Health and Higher Educational Facilities Authority Series B, 3.47%, 10/9/2024	1,210	1,210
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, 3.32%, 10/16/2024	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Metropolitan Government of Nashville and Davidson County
3.58%, 9/5/2024	50,000	50,000
3.50%, 9/16/2024	35,000	35,000
Metropolitan Government of Nashville and Davidson County Health and Education Facility Board, 3.35%, 10/22/2024	20,000	20,000
Miami Dade College Foundation, Inc. Series 2021, 3.50%, 10/9/2024	15,000	15,000
Michigan State University
Series G, 3.41%, 9/9/2024	11,163	11,163
Series G, 3.46%, 9/23/2024	26,229	26,229
Municipal Electric Authority of Georgia Series B, 3.35%, 12/10/2024	15,000	15,000
Omaha Public Power District
Series A, 3.48%, 9/4/2024	12,500	12,500
Series A, 3.49%, 9/5/2024	12,050	12,050
Series A, 3.63%, 10/1/2024	15,000	15,000
Series A, 3.40%, 10/4/2024	15,000	15,000
Series A, 3.34%, 10/11/2024	13,700	13,700
Series A, 3.68%, 10/16/2024	15,000	15,000
Series A, 3.40%, 10/22/2024	12,500	12,500
Series A, 3.35%, 11/12/2024	15,000	15,000
Series A, 3.38%, 11/18/2024	14,300	14,300
Regents of the University of California (The) Series A, 3.50%, 12/19/2024	22,000	22,000
Regents of the University of Michigan Series B, 3.40%, 10/21/2024	11,000	11,000
Rutgers, The State University of New Jersey
Series B, 3.58%, 9/23/2024	18,000	18,000
Series A, 3.45%, 10/17/2024	10,000	10,000
Salt River Project Agricultural Improvement & Power District Series C, 3.85%, 1/16/2025	40,000	40,000
Southwestern Illinois Development Authority
Series 17-B, 3.64%, 10/2/2024	49,870	49,870
Series 17-B, 3.41%, 10/4/2024	15,000	15,000
State of Oregon Department of Transportation
Series A-2, 3.65%, 9/25/2024	63,383	63,383
Series A-1, 3.30%, 11/21/2024	30,000	30,000
Series A-1, 3.32%, 11/21/2024	50,021	50,021
Texas Public Finance Authority
Series 19, 3.45%, 9/5/2024	30,000	30,000
Series 16-B, 3.65%, 9/12/2024	12,000	12,000
Series 19, 3.65%, 9/12/2024	25,000	25,000
Series 19, 3.40%, 12/5/2024	64,265	64,265
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Trustees of Indiana University
Series 2018, 3.65%, 9/9/2024	15,445	15,445
Series 2018, 3.30%, 10/28/2024	9,866	9,866
University of Houston, 3.60%, 9/10/2024	3,250	3,250
University of Massachusetts Building Authority Series 13B-1, 3.31%, 12/4/2024	47,817	47,817
University of Minnesota
Series 07-B, 3.55%, 10/1/2024	6,200	6,200
Series 07-C, 3.55%, 10/1/2024	8,500	8,500
Series G, 3.52%, 10/3/2024	7,941	7,941
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-1, 3.62%, 9/4/2024	23,000	23,000
Series B-2, 3.58%, 11/6/2024	23,000	23,000
Total Commercial Paper (Cost $3,060,141)		3,060,141
Total Short Term Investments (Cost $3,060,141)		3,060,141
Total Investments — 100.4% (Cost $10,223,779) *		10,223,779
Liabilities in Excess of Other Assets — (0.4)%		(42,466)
NET ASSETS — 100.0%		10,181,313

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 73.2%
Alabama — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	4,000	4,000
Alaska — 1.2%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 3.95%, 9/3/2024 (b)	23,635	23,635
Arizona — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	2,755	2,755
California — 2.7%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.97%, 9/9/2024 (b)	1,755	1,755
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 2.93%, 9/9/2024 (b)	2,000	2,000
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 2.95%, 9/9/2024 (b)	2,775	2,775
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.65%, 9/3/2024 (a) (b)	14,280	14,280
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 3.05%, 9/9/2024 (b)	6,130	6,130
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	10,600	10,600
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	105	105
Series 2023-ZF3166, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	8,330	8,330
Series 2022-XG0363, GO, VRDO, LOC : Bank of America NA, 3.00%, 9/9/2024 (a) (b)	8,330	8,330
		54,305
Colorado — 3.8%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 2.99%, 9/9/2024 (b)	325	325
RIB Floater Trust Various States
Series 2022-038, COP, VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	2,385	2,385
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Series 2023-017, Rev., VRDO, LOC : Barclays Bank plc, 3.22%, 10/4/2024 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	10,125	10,125
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	3,335	3,335
Series 2023-XM1151, Rev., VRDO, LOC : UBS AG, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	3,200	3,200
Series 2023-XF3141, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.98%, 9/9/2024 (a) (b)	11,250	11,250
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	4,800	4,800
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 3.03%, 9/9/2024 (a) (b)	3,750	3,750
		75,790
Connecticut — 0.3%
Town of Ledyard Series B, GO, BAN, 4.00%, 8/12/2025	5,500	5,535
District of Columbia — 0.8%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/3/2024 (b)	7,500	7,500
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	4,935	4,935
Series 2024-XG0583, Rev., VRDO, LIQ : Bank of America NA, 3.00%, 9/9/2024 (a) (b)	4,190	4,190
		16,625
Florida — 5.4%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., VRDO, LOC : Citibank NA, 3.01%, 9/9/2024 (b)	2,630	2,630
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 3.10%, 9/9/2024 (b)	24,500	24,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	65

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 3.20%, 9/9/2024 (b)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 3.20%, 9/9/2024 (b)	25,000	25,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 3.00%, 9/9/2024 (b)	60	60
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 3.01%, 9/9/2024 (b)	5,650	5,650
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 3.15%, 9/9/2024 (b)	9,000	9,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	4,085	4,085
Series 2024-ZF3225, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	3,750	3,750
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	3,400	3,400
Series 2023-XG0545, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	1,875	1,875
Series 2023-XF1463, Rev., VRDO, LIQ : Toronto-Dominion Bank, 3.02%, 9/9/2024 (a) (b)	2,135	2,135
		108,275
Georgia — 4.8%
Bartow-Cartersville Joint Development Authority Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 3.15%, 9/9/2024 (a) (b)	66,000	66,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 3.15%, 9/9/2024 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 3.20%, 9/9/2024 (b)	20,000	20,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1593, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	4,000	4,000
Series 2023-XG0520, Rev., VRDO, LIQ : Bank of America NA, 3.02%, 9/9/2024 (a) (b)	3,300	3,300
		96,020
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1252, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	2,945	2,945
Idaho — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	3,425	3,425
Illinois — 0.9%
RIB Floater Trust Various States Series 41, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	1,535	1,535
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,750	2,750
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	5,625	5,625
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,820	2,820
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 3.00%, 9/9/2024 (a) (b)	5,000	5,000
		17,730
Indiana — 1.5%
City of Hammond, Cargill, Inc. Project Series 2005, Rev., VRDO, 2.99%, 9/4/2024 (b)	11,000	11,000
City of Indianapolis, Multi-Family Housing, Limited Obligations Nora Common Series 2004 A, Rev., AMT, VRDO, LOC : US Bank NA, 3.65%, 9/3/2024 (b)	10,975	10,975
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 2.95%, 9/9/2024 (b)	1,575	1,575
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 3.42%, 9/9/2024 (b)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 3.40%, 9/9/2024 (b)	2,000	2,000
		29,650
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 0.8%
Iowa Finance Authority, Chevron USA, Inc. Project Series 2024, Rev., AMT, VRDO, 3.95%, 9/3/2024 (b)	10,000	10,000
Iowa Finance Authority, Cone ENT Project Series 2007, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.00%, 9/9/2024 (b)	1,695	1,695
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.90%, 9/9/2024 (b)	4,295	4,295
Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 2.95%, 9/9/2024 (b)	850	850
		16,840
Kentucky — 3.9%
Louisville Regional Airport Authority, OH LLC Project Series 2006 A, Rev., VRDO, 3.93%, 9/3/2024 (b)	850	850
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999A, Rev., VRDO, 3.93%, 9/3/2024 (b)	63,700	63,700
Series 1999C, Rev., VRDO, 3.93%, 9/3/2024 (b)	15,000	15,000
		79,550
Louisiana — 0.8%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 3.99%, 9/3/2024 (b)	9,000	9,000
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 3.92%, 9/3/2024 (b)	5,950	5,950
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	780	780
		15,730
Maryland — 1.9%
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.03%, 9/9/2024 (b)	3,945	3,945
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 3.03%, 9/9/2024 (b)	29,555	29,555
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
Montgomery County Housing Opportunities Commission, Multi-Family Mortgage Series 2023A, Rev., VRDO, FHA, FNMA COLL, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	200	200
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2023-G122, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,800	3,800
		37,500
Massachusetts — 4.8%
City of Beverly, GO, BAN, 4.50%, 6/27/2025	2,363	2,378
City of Holyoke
GO, BAN, 4.75%, 9/27/2024	9,304	9,311
GO, BAN, 5.00%, 11/21/2024	18,875	18,916
City of Pittsfield
GO, BAN, 4.00%, 2/21/2025	3,711	3,721
GO, BAN, 4.75%, 2/21/2025	3,011	3,024
City of Revere, GO, BAN, 4.00%, 8/21/2025	4,273	4,305
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	13,550	13,550
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 4.01%, 9/3/2024 (b)	1,100	1,100
Metrowest Regional Transit Authority, Rev., TRAN, 4.50%, 9/13/2024	8,895	8,897
Nashoba Valley Technical High School District, GO, 4.75%, 1/17/2025	1,300	1,305
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	5,360	5,360
Town of Bellingham, GO, BAN, 4.25%, 5/30/2025	1,855	1,861
Town of Braintree, GO, BAN, 4.50%, 2/27/2025	7,234	7,259
Town of Danvers, GO, BAN, 4.00%, 9/27/2024	153	153
Town of Hatfield, GO, BAN, 5.25%, 11/1/2024	1,705	1,709
Town of Needham, GO, BAN, 4.25%, 12/19/2024	4,900	4,909
Town of Palmer, GO, BAN, 4.75%, 11/29/2024	2,368	2,373
Town of Southbridge, GO, BAN, 4.50%, 5/30/2025	6,070	6,106
		97,472
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	67

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — 2.0%
Michigan State Housing Development Authority, Rental Housing
Series 2016C, Rev., AMT, VRDO, LIQ : TD Bank NA, 2.85%, 9/9/2024 (b)	225	225
Series 2016E, Rev., AMT, VRDO, LIQ : UBS AG, 2.96%, 9/9/2024 (b)	6,875	6,875
Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (b)	27,210	27,210
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (a) (b)	6,890	6,890
		41,200
Minnesota — 1.0%
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 4.00%, 9/3/2024 (b)	1,200	1,200
Minnesota Housing Finance Agency, Residential Housing Finance Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 2.97%, 9/9/2024 (b)	9,690	9,690
Tender Option Bond Trust Receipts/Certificates Series 2024-BAML6027, Rev., VRDO, LOC : Bank of America NA, 4.12%, 9/3/2024 (a) (b)	8,600	8,600
		19,490
Mississippi — 2.6%
County of Jackson, Chevron USA, Inc., Project Series 1994, Rev., VRDO, 3.95%, 9/3/2024 (b)	18,100	18,100
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007A, Rev., VRDO, 3.90%, 9/3/2024 (b)	14,980	14,980
Series 2007B, Rev., VRDO, 3.90%, 9/3/2024 (b)	5,800	5,800
Series 2009B, Rev., VRDO, 3.90%, 9/3/2024 (b)	1,515	1,515
Series 2009C, Rev., VRDO, 3.90%, 9/3/2024 (b)	1,825	1,825
Series 2009E, Rev., VRDO, 3.90%, 9/3/2024 (b)	4,310	4,310
Series 2009F, Rev., VRDO, 3.90%, 9/3/2024 (b)	1,185	1,185
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,400	4,400
		52,115
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.0% ^
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 3.85%, 9/3/2024 (b)	285	285
New Hampshire — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	4,075	4,075
New Jersey — 3.3%
Borough of South River, General Improvement water Utility Series 2023A, GO, BAN, 4.50%, 12/12/2024	8,175	8,198
Borough of Wanaque, GO, BAN, 4.25%, 12/19/2024	3,470	3,477
City of Jersey City Series 2023C, GO, BAN, 5.00%, 10/24/2024	2,000	2,003
City of Somers Point, GO, BAN, 4.50%, 8/28/2025	8,500	8,589
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 2.98%, 9/9/2024 (a) (b)	4,920	4,920
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	5,185	5,185
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	2,500	2,500
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	5,000	5,022
Town of Guttenberg, GO, BAN, 5.00%, 10/18/2024	13,535	13,551
Town of Morristown, GO, BAN, 4.50%, 6/4/2025	1,825	1,835
Township of Eastampton, GO, BAN, 4.50%, 7/22/2025	6,415	6,453
Township of Millburn, GO, BAN, 4.50%, 1/24/2025	4,030	4,042
		65,775
New York — 13.3%
Alfred Almond Central School District, GO, BAN, 4.50%, 6/26/2025	4,255	4,277
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025 (c)	2,000	2,011
Baldwinsville Central School District Series 2024B, GO, BAN, 4.00%, 7/18/2025	11,000	11,061
City of Albany, GO, BAN, 4.00%, 3/21/2025	13,104	13,152
City of Canandaigua, GO, BAN, 4.50%, 2/26/2025	4,000	4,018
City of New York, Fiscal Year 2018 Series B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (b)	10,600	10,600
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/3/2024 (b)	21,900	21,900
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (b)	16,875	16,875
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	7,430	7,430
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	3,080	3,092
City of Oswego, GO, BAN, 4.50%, 4/17/2025	10,000	10,048
City of Peekskill, GO, BAN, 4.00%, 8/22/2025	1,550	1,562
City of Rome, GO, BAN, 4.50%, 6/11/2025	3,940	3,962
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	4,635	4,660
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,000	3,017
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	5,000	5,031
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	10,000	10,059
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	100	100
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	3,950	3,950
Moravia Central School District, GO, BAN, 4.50%, 6/26/2025	3,500	3,523
Nanuet Union Free School District Series 2024A, GO, BAN, 4.00%, 12/18/2024	3,200	3,205
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,000	3,012
New York City Housing Development Corp., Markham Gardens Apartment Series 2006 A, Rev., VRDO, LOC : FHLMC, 3.10%, 9/9/2024 (b)	2,650	2,650
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.20%, 9/3/2024 (b)	7,960	7,960
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (b)	10,425	10,425
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	4,080	4,080
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (b)	4,735	4,735
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (b)	10,750	10,750
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (b)	4,625	4,625
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (b)	7,225	7,225
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (b)	4,580	4,580
Series 2023, Subseries A3, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.90%, 9/3/2024 (b)	3,550	3,550
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/5/2024 (a) (b)	6,725	6,725
Springville-Griffith Institute Central School District, GO, BAN, 4.00%, 8/15/2025	1,441	1,447
Stamford Central School District, GO, BAN, 4.50%, 6/26/2025	4,632	4,656
State of New York Mortgage Agency Homeowner Mortgage Series 199, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.92%, 9/9/2024 (b)	15,175	15,175
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	11,575	11,575
Town of Salina, GO, BAN, 4.25%, 6/6/2025	8,245	8,283
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025 (c)	2,000	2,011
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,000	2,010
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	4,750	4,776
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,000	4,024
		267,807
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	69

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 0.6%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	4,200	4,200
Series 2023-XG0527, Rev., VRDO, LIQ : Bank of America NA, 3.01%, 9/9/2024 (a) (b)	4,930	4,930
University of North Carolina, Hospital at Chapel Hill Series B, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	2,180	2,180
		11,310
North Dakota — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0559, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	6,600	6,600
Ohio — 1.2%
City of Brecksville, GO, BAN, 4.63%, 9/19/2024	2,925	2,926
Dublin City School District, GO, BAN, 5.00%, 12/18/2024	3,750	3,764
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (b)	10,165	10,165
Tender Option Bond Trust Receipts/Certificates
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,800	2,800
Series 2024-YX133, Rev., VRDO, LOC : Barclays Bank plc, 3.02%, 9/9/2024 (a) (b)	5,450	5,450
		25,105
Oklahoma — 0.3%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,220	2,220
Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	3,615	3,615
		5,835
Oregon — 1.5%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 3.52%, 9/9/2024 (b)	180	180
Port of Portland, International Airport Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 4.15%, 9/9/2024 (b)	6,500	6,500
Port of Portland, Special Obligation, Horizon Air Industries, Inc., Project, Rev., VRDO, LOC : Bank of America NA, 4.19%, 9/3/2024 (b)	6,325	6,325
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	6,355	6,355
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.02%, 9/9/2024 (a) (b)	4,190	4,190
Series 2024-ZF1728, Rev., VRDO, LIQ : Bank of America NA, 3.02%, 9/9/2024 (a) (b)	2,390	2,390
Series 2023-XF1493, Rev., VRDO, LIQ : Bank of America NA, 3.04%, 9/9/2024 (a) (b)	4,170	4,170
		30,110
Other — 0.0% ^
FHLMC, Multi-Family VRD Certificates Series M019, Class A, Rev., VRDO, LIQ : FHLMC, 3.34%, 9/9/2024 (a) (b)	312	312
Pennsylvania — 2.3%
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	4,100	4,100
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2024	4,000	4,019
Philadelphia Authority for Industrial Development Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (b)	100	100
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3041, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,115	3,115
Series 2022-XG0413, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,665	2,665
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,555	1,555
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	5,000	5,000
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-XF1634, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,665	2,665
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2024-XG0551, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	1,850	1,850
Series 2022-XM1083, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 3.00%, 9/9/2024 (a) (b)	11,375	11,375
		45,444
South Carolina — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (b)	2,590	2,590
Tennessee — 1.6%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 3.15%, 9/9/2024 (b)	3,950	3,950
Public Building Authority of Sevier County, Local Government Public Improvement Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 3.75%, 9/3/2024 (b)	18,975	18,975
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 2.99%, 9/9/2024 (a) (b)	5,055	5,055
		33,190
Texas — 4.5%
Deutsche Bank Spears Series DB-8142, GO, VRDO, PSF - GTD, LIQ : Deutsche Bank AG, Zero Coupon, 9/9/2024 (a) (b)	4,735	4,735
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.10%, 9/9/2024 (b)	4,345	4,345
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 3.99%, 9/3/2024 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 3.99%, 9/3/2024 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project Series 2001B3, Rev., VRDO, 3.99%, 9/3/2024 (b)	5,835	5,835
RIB Floater Trust Various States Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 3.22%, 10/11/2024 (a) (b)	28,280	28,280
Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC : FNMA, 3.05%, 9/9/2024 (b)	7,400	7,400
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/9/2024 (b)	5,255	5,255
State of Texas, Veterans Housing Assistance Program
Series 2002A-2, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.90%, 9/4/2024 (b)	1,510	1,510
Series 2004 A, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 2.93%, 9/9/2024 (b)	12,830	12,830
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0556, GO, VRDO, PSF-GTD, LIQ : UBS AG, 3.95%, 9/3/2024 (a) (b)	2,950	2,950
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	950	950
Series 2023-XF1447, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,000	2,000
		91,615
Utah — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 2.97%, 9/9/2024 (a) (b)	2,920	2,920
Series 2023-XM1146, Rev., VRDO, LOC : UBS AG, 2.97%, 9/9/2024 (a) (b)	6,750	6,750
		9,670
Washington — 3.0%
King County Housing Authority, Overlake Tod Housing Project Series 2001B, Rev., VRDO, LOC : Bank of America NA, 2.93%, 9/9/2024 (b)	3,450	3,450
Port of Tacoma, Subordinate Lien, Rev., AMT, VRDO, LOC : PNC Bank NA, 3.00%, 9/9/2024 (b)	49,150	49,150
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.97%, 9/9/2024 (a) (b)	2,745	2,745
Series 2024-ZF1738, Rev., VRDO, LIQ : Bank of America NA, 2.99%, 9/9/2024 (a) (b)	1,885	1,885
Series 2024-ZF1739, Rev., VRDO, LIQ : Bank of America NA, 2.99%, 9/9/2024 (a) (b)	2,225	2,225
		59,455
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	71

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — 0.7%
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1339, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	6,600	6,600
Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (b)	6,750	6,750
		13,350
Total Municipal Bonds (Cost $1,473,115)		1,473,115
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.1%
Other — 9.1%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 3.02%, 9/9/2024(a) (b)	35,000	35,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 3.02%, 9/9/2024(a) (b)	60,000	60,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7, LIQ : TD Bank NA, 3.02%, 9/9/2024(a) (b)	20,000	20,000
Series W-7A, LIQ : Royal Bank of Canada, 3.02%, 9/9/2024(a) (b)	20,000	20,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (a)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024# (a)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 3.02%, 9/9/2024# (a)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $182,500)		182,500
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 17.7%
Commercial Paper — 17.7%
Board of Regents of the University of Texas System
Series A, 3.65%, 9/18/2024	7,500	7,500
Series A, 3.44%, 9/26/2024	7,500	7,500
Series A, 3.58%, 10/15/2024	10,000	10,000
Series A, 3.58%, 10/17/2024	8,000	8,000
Series A, 3.62%, 10/24/2024	10,000	10,000
Series A, 3.47%, 11/1/2024	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 3.43%, 11/19/2024	5,000	5,000
Series A, 3.62%, 11/26/2024	7,000	7,000
City of Atlanta
Series M-2, 3.38%, 11/22/2024	26,000	26,000
Series N-2, 3.44%, 11/22/2024	47,000	47,000
City of Philadelphia Airport Series B-1, 3.45%, 11/13/2024	22,000	22,000
City of San Antonio Electric and Gas Systems Series C, 3.70%, 9/20/2024	15,000	15,000
County of Harris Toll Road
Series K, 3.40%, 9/12/2024	100	100
Series K, 3.45%, 9/12/2024	9,830	9,830
County of Miami-Dade Aviation Series 2021, 3.45%, 11/14/2024	10,000	10,000
County of Montgomery Series 10-A, 3.43%, 10/1/2024	20,000	20,000
County of York Series B-3, 3.45%, 9/3/2024	800	800
Health Care Authority of the City of Huntsville (The)
3.59%, 10/3/2024	40,000	40,000
3.63%, 10/10/2024	15,000	15,000
Indiana Finance Authority Series D-2, 3.70%, 11/20/2024	8,835	8,835
Jacksonville Aviation Authority Series 92, 3.75%, 10/2/2024	8,300	8,300
Metropolitan Government of Nashville and Davidson County, 3.41%, 10/7/2024	10,000	10,000
Miami Dade College Foundation, Inc.
Series 2021, 3.50%, 9/12/2024	8,000	8,000
Series 2021, 3.55%, 9/23/2024	20,000	20,000
Municipal Electric Authority of Georgia Series B, 3.30%, 12/10/2024	3,500	3,500
Rutgers, The State University of New Jersey Series A, 3.45%, 10/17/2024	6,021	6,021
Texas Public Finance Authority
Series 19, 3.65%, 9/12/2024	10,000	10,000
Series 19, 3.40%, 12/5/2024	10,000	10,000
University of Massachusetts Building Authority Series 13B-1, 3.31%, 12/4/2024	5,000	5,000
Total Commercial Paper (Cost $355,386)		355,386
Total Short Term Investments (Cost $355,386)		355,386
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.0% (Cost $2,011,001) *		2,011,001
Other Assets Less Liabilities — 0.0% ^		763
NET ASSETS — 100.0%		2,011,764

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF	Permanent School Fund
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	73

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 69.6%
California — 69.6%
Alameda Public Financing Authority Series 2003A, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.80%, 9/9/2024 (a)	300	300
Bay Area Toll Authority, Toll Bridge Series 2024D, Rev., VRDO, LOC : TD Bank NA, 3.65%, 9/3/2024 (a)	5,905	5,905
California Health Facilities Financing Authority, Adventist Health System Series 1998B, Rev., VRDO, LOC : US Bank NA, 3.15%, 9/3/2024 (a)	375	375
California Health Facilities Financing Authority, Memorial Health Services
Rev., VRDO, 2.00%, 9/4/2024 (a)	3,700	3,700
Series 2013A, Rev., VRDO, 2.00%, 9/9/2024 (a)	4,025	4,025
California Housing Finance Agency, Montecito Village Affordable LP Series 2009B, Rev., VRDO, LIQ : FHLMC, 2.90%, 9/9/2024 (a)	350	350
California Municipal Finance Authority, Chevron USA, Inc. Project Series 2010B, Rev., VRDO, 3.30%, 9/3/2024 (a)	280	280
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 3.00%, 9/9/2024 (a)	580	580
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 3.80%, 9/3/2024 (a)	780	780
California Public Finance Authority, Sharp Healthcare Series 2024E, Rev., VRDO, LOC : TD Bank NA, 3.65%, 9/3/2024 (a)	510	510
California Statewide Communities Development Authority, American Modular System Series 2001A, Rev., VRDO, LOC : BMO Harris Bank NA, 2.59%, 9/9/2024 (a)	800	800
California Statewide Communities Development Authority, Rady Children's Hospital Series 2008A, Rev., VRDO, LOC : US Bank NA, 3.15%, 9/3/2024 (a)	430	430
City of Irvine, Assessment District No. 03-19, Limited Obligation Improvement Series A, VRDO, LOC : US Bank NA, 3.15%, 9/3/2024 (a)	155	155
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	8,000	8,100
County of Los Angeles, Rev., TRAN, 5.00%, 6/30/2025	3,000	3,042
County of Riverside, Teeter Plan Obligation Series 2023A, GO, 3.88%, 10/18/2024	10,000	10,002
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 2.55%, 9/9/2024 (a)	950	950
County of Santa Cruz, Rev., TRAN, 5.00%, 7/1/2025	3,000	3,045
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Irvine Ranch Water District Water Service Corp., VRDO, LOC : US Bank NA, 3.65%, 9/3/2024 (a)	4,000	4,000
Los Angeles Department of Water and Power Series 2023C SUB C-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	450	450
Los Angeles Department of Water and Power, Power System
Series A-6, Rev., VRDO, LIQ : Bank of America NA, 3.57%, 9/3/2024 (a)	5,465	5,465
Series 2002 A-1, Rev., VRDO, LIQ : Bank of America NA, 3.65%, 9/3/2024 (a)	3,000	3,000
Series 2019, Subseries A-2, Rev., VRDO, LIQ : Barclays Bank plc, 3.65%, 9/3/2024 (a)	400	400
Los Angeles Department of Water and Power, Water System
Series 2021 A-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	1,850	1,850
Series 2021A-1, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	635	635
Metropolitan Water District of Southern California Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 2.40%, 9/9/2024 (a)	5,400	5,400
Metropolitan Water District of Southern California, Waterworks Series 2016 B-2, Rev., VRDO, LIQ : TD Bank NA, 3.65%, 9/3/2024 (a)	4,925	4,925
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 4.65%, 9/3/2024 (a) (b)	7,600	7,600
Modesto Public Financing Authority Series 2008, Rev., VRDO, LOC : BMO Harris Bank NA, 2.25%, 9/9/2024 (a)	2,255	2,255
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-21, Rev., VRDO, LOC : Royal Bank of Canada, 2.92%, 9/9/2024 (a) (b)	7,250	7,250
Regents of the University of California Medical Center Pooled Series 2007B-1, Rev., VRDO, 3.60%, 9/3/2024 (a)	225	225
RIB Floater Trust Various States
Series 45, GO, VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a) (b)	1,960	1,960
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	1,975	1,975
Series 2022-015, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (b)	5,670	5,670
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 2.55%, 9/9/2024 (a)	2,800	2,800
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 2.55%, 9/9/2024 (a)	925	925
San Francisco City and County Airport Comm-San Francisco International Airport Series 2018C, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.97%, 9/9/2024 (a)	6,450	6,450
Southern California Public Power Authority, Magnolia Power Project Series 2020-3, Rev., VRDO, LIQ : Bank of America NA, 3.95%, 9/3/2024 (a)	9,825	9,825
State of California, Kindergarten Series 2004A3, GO, VRDO, LOC : State Street Bank & Trust Co., 3.50%, 9/3/2024 (a)	175	175
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	3,175	3,175
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	3,433	3,433
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 4.10%, 9/3/2024 (a) (b)	7,250	7,250
Series 2023-ZF3176, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.93%, 9/9/2024 (a) (b)	8,335	8,335
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.93%, 9/9/2024 (a) (b)	4,150	4,150
Series 2021-XF2962, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	270	270
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	425	425
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 2.94%, 9/9/2024 (a) (b)	2,500	2,500
Series 2023-XM1153, Rev., VRDO, LIQ : UBS AG, 2.94%, 9/9/2024 (a) (b)	5,970	5,970
Series 2024-XF1731, Rev., VRDO, LOC : Royal Bank of Canada, 2.94%, 9/9/2024 (a) (b)	3,050	3,050
Series 2022-XF1323, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (b)	2,650	2,650
Series 2022-XF1326, GO, VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (b)	4,000	4,000
Series 2022-XF1415, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (b)	1,705	1,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XF3025, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	2,100	2,100
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,655	2,655
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 2.95%, 9/9/2024 (a) (b)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	3,000	3,000
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	1,900	1,900
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,840	3,840
Series 2022-XM1036, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	2,665	2,665
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (b)	1,450	1,450
Series 2023-XG0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,360	1,360
Series 2023-XL0445, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,330	3,330
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	2,375	2,375
Series 2023-XM1114, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (b)	3,335	3,335
Series 2023-ZF3162, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,665	1,665
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (b)	1,800	1,800
Series 2024-XL0552, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (b)	1,875	1,875
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 2.97%, 9/9/2024 (a) (b)	2,500	2,500
Series 2024-XF1708, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (b)	1,790	1,790
Series 2022-XF1384, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.98%, 9/9/2024 (a) (b)	1,500	1,500
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (b)	9,000	9,000
University of California
Series 2013AL-3, Rev., VRDO, 3.65%, 9/3/2024 (a)	5,475	5,475
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	75

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2024 BY-1, Rev., VRDO, 2.05%, 9/9/2024 (a)	5,000	5,000
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 2.25%, 9/9/2024 (a)	300	300
		228,542
Total Municipal Bonds (Cost $228,542)		228,542
	SHARES (000)
Variable Rate Demand Preferred Shares — 11.3%
California — 11.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 2.95%, 9/9/2024# (b)	12,000	12,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale SA, 3.01%, 9/9/2024# (b)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $37,000)		37,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 18.5%
Commercial Paper — 18.5%
California Educational Facilities Authority, 3.58%, 2/18/2025	10,000	10,000
California State University Institute Series A, 3.30%, 11/4/2024	3,748	3,748
California Statewide Communities Development Authority
Series 9B-1, 3.65%, 9/4/2024	7,000	7,000
Series B-5, 3.70%, 9/4/2024	3,000	3,000
Series B-6, 3.65%, 9/5/2024	6,000	6,000
Series 9B-2, 3.55%, 10/3/2024	5,000	5,000
Series 09-D, 3.60%, 10/8/2024	7,000	7,000
Series 08-C, 3.60%, 10/9/2024	8,000	8,000
Municipal Improvement Corp. of Los Angeles Series A-3, 3.38%, 9/19/2024	3,000	3,000
State of California
Series A-1, 3.38%, 9/19/2024	3,000	3,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A-7, 3.55%, 10/8/2024	3,000	3,000
University of California Series A, 3.75%, 12/19/2024	2,000	2,000
Total Commercial Paper (Cost $60,748)		60,748
Total Short Term Investments (Cost $60,748)		60,748
Total Investments — 99.4% (Cost $326,290) *		326,290
Other Assets Less Liabilities — 0.6%		1,917
NET ASSETS — 100.0%		328,207

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	August 31, 2024

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.3%
New York — 93.3%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.92%, 9/9/2024 (a)	2,155	2,155
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 3.02%, 9/9/2024 (a)	9,785	9,785
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025 (b)	2,000	2,011
Ballston Spa Central School District, GO, BAN, 4.25%, 9/13/2024	2,915	2,915
Battery Park City Authority
Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 3.80%, 9/3/2024 (a)	27,700	27,700
Series 2019D-1, Rev., VRDO, LIQ : TD Bank NA, 3.85%, 9/3/2024 (a)	10,450	10,450
Series 2023 B, Rev., 5.00%, 11/1/2024	250	251
Bemus Point Central School District, GO, BAN, 4.50%, 7/24/2025	1,012	1,018
Bethlehem Central School District, GO, BAN, 4.50%, 7/8/2025	2,266	2,280
Build NYC Resource Corp., The Asia Society Project, Rev., VRDO, LOC : TD Bank NA, 2.95%, 9/9/2024 (a)	150	150
Canton Central School District, St. Lawrence County Series 2024B, GO, BAN, 4.00%, 9/5/2025 (b)	932	938
City of Albany, GO, BAN, 4.00%, 3/21/2025	30,000	30,112
City of Buffalo Series 2018 A, GO, 5.00%, 10/1/2024	755	756
City of Canandaigua, GO, BAN, 4.50%, 2/26/2025	5,810	5,836
City of Glens Falls Series 2024, GO, BAN, 4.00%, 2/28/2025	8,200	8,222
City of New York, Fiscal Year 2006 Series 2006E-2, GO, VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	1,500	1,500
City of New York, Fiscal Year 2008
Series 2008 L-4, GO, VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (a)	460	460
Series 2008 L-3, GO, VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	12,250	12,250
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 3.95%, 9/3/2024 (a)	1,575	1,575
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	955	955
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2020 Series 2020, Subseries B-1, GO, 4.00%, 10/1/2024	100	100
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 4.00%, 9/3/2024 (a)	6,260	6,260
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.80%, 9/3/2024 (a)	15,800	15,800
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	4,000	4,015
City of Oswego, GO, BAN, 4.50%, 4/17/2025	12,705	12,766
City of Rome, GO, BAN, 4.50%, 6/11/2025	10,000	10,056
City of Troy Series 2024, GO, BAN, 4.00%, 1/31/2025	5,470	5,481
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	8,000	8,043
County of Chemung Series 2023B, GO, BAN, 4.25%, 12/20/2024	2,873	2,881
County of Clinton, GO, BAN, 4.25%, 7/25/2025	4,430	4,451
County of Madison Series 2023, GO, BAN, 4.50%, 11/21/2024	1,191	1,193
County of Montgomery, GO, BAN, 4.25%, 8/1/2025	3,275	3,292
County of Tompkins Series 2024, GO, BAN, 4.00%, 2/14/2025	1,948	1,954
County of Washington, GO, BAN, 4.00%, 3/21/2025	1,004	1,008
Deutsche Bank Spears
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 4.20%, 9/3/2024 (a) (c)	3,705	3,705
Series DB-8129, GO, VRDO, LIQ : Deutsche Bank AG, 3.02%, 9/5/2024 (a) (c)	7,600	7,600
Dundee Central School District, GO, BAN, 4.50%, 6/20/2025	4,085	4,105
Edmeston Central School District, GO, BAN, 4.25%, 7/24/2025	1,880	1,887
Elmira Heights Central School District, GO, BAN, 4.50%, 6/27/2025	9,190	9,241
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 2.95%, 9/9/2024 (a)	2,175	2,175
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,500	3,520
Forestville Central School District, GO, BAN, 4.50%, 6/18/2025	7,490	7,530
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	8,854	8,910
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	77

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Greenwich Central School District, GO, BAN, 4.50%, 6/25/2025	4,520	4,545
Hartford Central School District, GO, BAN, 4.25%, 6/25/2025	8,360	8,388
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	12,225	12,297
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 2.90%, 9/9/2024 (a)	21,000	21,000
Maine-Endwell Central School District Series 2023, GO, BAN, 4.25%, 9/27/2024	1,593	1,594
Mechanicville City School District, GO, BAN, 4.50%, 6/25/2025	7,834	7,880
Metropolitan Transportation Authority
Series 2012G-1, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 9/3/2024 (a)	515	515
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.90%, 9/3/2024 (a)	2,650	2,650
Series 2015, Subseries E-3, Rev., VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	22,750	22,750
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 3.95%, 9/3/2024 (a)	5,750	5,750
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 4.00%, 9/3/2024 (a)	29,715	29,715
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (a)	6,435	6,435
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 2.90%, 9/9/2024 (a)	20,195	20,195
Series 2005 E-2, Rev., VRDO, LOC : Bank of America NA, 2.96%, 9/9/2024 (a)	2,848	2,848
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,643	3,657
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 2.90%, 9/9/2024 (a)	4,100	4,100
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 2.85%, 9/9/2024 (a)	12,140	12,140
New York City Housing Development Corp., Markham Gardens Apartment Series 2006 A, Rev., VRDO, LOC : FHLMC, 3.10%, 9/9/2024 (a)	2,350	2,350
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 2.88%, 9/9/2024 (a)	6,920	6,920
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, West 26th Street Development
Series 2011B, Rev., VRDO, 2.95%, 9/9/2024 (a)	800	800
Series 2012A, Rev., VRDO, LIQ : FHLMC, 2.95%, 9/9/2024 (a)	3,650	3,650
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 2.79%, 9/9/2024 (a)	51,500	51,500
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	25,050	25,050
Series 2000A, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 2.79%, 9/9/2024 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 2.91%, 9/9/2024 (a)	8,990	8,990
New York City Industrial Development Agency, Civic Facility, Rev., VRDO, LOC : TD Bank NA, 2.93%, 9/9/2024 (a)	3,325	3,325
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 4.20%, 9/3/2024 (a)	7,175	7,175
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2016 Series 2016AA-1, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	8,375	8,375
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	2,025	2,025
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.80%, 9/3/2024 (a)	4,405	4,405
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.80%, 9/3/2024 (a)	17,245	17,245
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015 BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.92%, 9/9/2024 (a)	8,350	8,350
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 9/3/2024 (a)	3,300	3,300
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (a)	24,465	24,465
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999 Series 1999, Subseries A-1, Rev., 5.00%, 11/1/2024	285	286
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (a)	4,350	4,350
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.83%, 9/3/2024 (a)	11,555	11,555
Series 2015A-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (a)	860	860
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Rev., VRDO, LIQ : Bank of America NA, 3.90%, 9/3/2024 (a)	550	550
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 3.80%, 9/3/2024 (a)	43,525	43,525
New York State Dormitory Authority
Series 2019 A, Rev., 5.00%, 10/1/2024	1,265	1,267
Series E, Rev., 5.00%, 10/1/2024	530	531
Series F, Rev., 5.00%, 10/1/2024	195	195
New York State Dormitory Authority, Columbia University
Series 2003B, Rev., VRDO, 2.80%, 9/9/2024 (a)	9,750	9,750
Series 2009A, Rev., VRDO, 3.20%, 9/9/2024 (a)	14,050	14,050
Series B, Rev., 5.00%, 10/1/2024	290	290
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 2.88%, 9/9/2024 (a)	550	550
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/9/2024 (a)	1,455	1,455
New York State Dormitory Authority, Royal Charter Properties Series A, Rev., VRDO, LOC : FNMA, 3.02%, 9/9/2024 (a)	3,290	3,290
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 5.00%, 10/1/2024	810	811
Series 2018A, Rev., 5.00%, 10/1/2024	100	100
Series 2022 A, Rev., 5.00%, 10/1/2024	285	285
Series A, Rev., 5.00%, 10/1/2024	430	431
Series B, Rev., 5.00%, 10/1/2024	525	526
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 3.35%, 9/9/2024 (a)	9,600	9,600
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.90%, 9/9/2024 (a)	13,700	13,700
Series 2010A-1, Rev., VRDO, LOC : Scotiabank, 3.00%, 9/9/2024 (a)	400	400
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 2.90%, 9/12/2024 (a)	43,000	43,000
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.60%, 9/3/2024 (a)	38,380	38,380
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.60%, 9/3/2024 (a)	38,325	38,325
New York State Housing Finance Agency, 29 Flatbush Avenue Housing
Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.90%, 9/9/2024 (a)	27,875	27,875
Series A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.90%, 9/9/2024 (a)	1,165	1,165
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	5,550	5,550
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	79

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, 330 Riverdale Ave Apartments Series 2008A, Rev., VRDO, LOC : Bank of America NA, 3.00%, 9/9/2024 (a)	9,950	9,950
New York State Housing Finance Agency, 330 West 39th Street Housing Series 2010A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.95%, 9/9/2024 (a)	14,685	14,685
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	2,400	2,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.90%, 9/9/2024 (a)	6,820	6,820
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC : TD Bank NA, 2.75%, 9/9/2024 (a)	4,600	4,600
New York State Housing Finance Agency, College ARMS Apartments Series 2008A, Rev., VRDO, LIQ : FHLMC, 2.82%, 9/9/2024 (a)	6,790	6,790
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.83%, 9/12/2024 (a)	10,100	10,100
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 2.90%, 9/9/2024 (a)	17,290	17,290
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 2.80%, 9/9/2024 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 3.40%, 9/9/2024 (a)	400	400
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 3.35%, 9/9/2024 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC
Series A, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	3,400	3,400
Series A, Rev., VRDO, LOC : FNMA, 3.45%, 9/9/2024 (a)	2,100	2,100
North Salem Central School District, GO, BAN, 4.50%, 6/20/2025	2,330	2,343
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 2.96%, 9/9/2024 (a)	6,750	6,750
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Penn Yan Central School District, GO, BAN, 4.50%, 9/13/2024	565	565
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 2.95%, 9/9/2024 (a) (c)	7,500	7,500
Randolph Central School District, GO, BAN, 4.25%, 6/27/2025	4,150	4,165
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (c)	16,420	16,420
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 4.00%, 9/3/2024 (a) (c)	5,300	5,300
Series G-120, Rev., VRDO, LOC : Royal Bank of Canada, 2.98%, 9/9/2024 (a) (c)	7,600	7,600
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 3.02%, 9/9/2024 (a) (c)	76,825	76,825
RIB Floater Trust Various States
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	3,300	3,300
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	11,830	11,830
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 3.17%, 10/4/2024 (a) (c)	12,500	12,500
South Colonie Central School District Series 2023, GO, BAN, 4.25%, 12/20/2024	1,077	1,080
South Jefferson Central School District Series 2024, GO, BAN, 4.25%, 2/7/2025	2,172	2,179
State of New York Mortgage Agency Homeowner Mortgage
Series 247, Rev., VRDO, LIQ : TD Bank NA, 2.70%, 9/9/2024 (a)	41,060	41,060
Series 249, Rev., AMT, VRDO, LIQ : TD Bank NA, 2.75%, 9/9/2024 (a)	5,000	5,000
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 2.90%, 9/9/2024 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 2.90%, 9/9/2024 (a)	42,180	42,180
Series 199, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 2.92%, 9/9/2024 (a)	14,625	14,625
Stockbridge Valley Central School District, GO, BAN, 4.50%, 7/11/2025	2,500	2,513
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1331, Rev., VRDO, LIQ : Barclays Bank plc, 3.90%, 9/3/2024 (a) (c)	7,500	7,500
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2024-XL0555, GO, VRDO, LIQ : UBS AG, 3.95%, 9/3/2024 (a) (c)	2,325	2,325
Series 2024-XL0558, Rev., VRDO, LIQ : UBS AG, 3.95%, 9/3/2024 (a) (c)	9,940	9,940
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 4.15%, 9/3/2024 (a) (c)	3,420	3,420
Series 2022-XF2996, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	3,780	3,780
Series 2022-XG0428, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.94%, 9/9/2024 (a) (c)	7,875	7,875
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	3,280	3,280
Series 2023-XF3160, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	3,750	3,750
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	5,930	5,930
Series 2023-XL0414, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.94%, 9/9/2024 (a) (c)	2,000	2,000
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	10,070	10,070
Series 2023-ZF3210, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.94%, 9/9/2024 (a) (c)	5,270	5,270
Series 2024-XL0538, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.94%, 9/9/2024 (a) (c)	2,090	2,090
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	7,220	7,220
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,545	1,545
Series 2022-XF1312, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	3,665	3,665
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	4,090	4,090
Series 2022-XF1374, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,460	2,460
Series 2022-XF1382, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,100	2,100
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 2.95%, 9/9/2024 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,835	1,835
Series 2022-XF1400, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,335	3,335
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	10,700	10,700
Series 2022-XF3013, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	13,520	13,520
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	3,600	3,600
Series 2022-XF3043, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	9,000	9,000
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2022-XL0274, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,670	1,670
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,950	2,950
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,445	2,445
Series 2022-XM1073, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	3,250	3,250
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	4,970	4,970
Series 2022-YX1183, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	2,245	2,245
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	1,730	1,730
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	81

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	2,985	2,985
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	1,635	1,635
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,240	2,240
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	5,000	5,000
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	2,050	2,050
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	7,610	7,610
Series 2023-XF1442, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	3,565	3,565
Series 2023-XF1495, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	8,900	8,900
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	11,110	11,110
Series 2023-XF1589, GO, VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	2,000	2,000
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2023-XF1633, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,905	2,905
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	6,470	6,470
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 2.95%, 9/9/2024 (a) (c)	3,750	3,750
Series 2023-XF1662, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	4,050	4,050
Series 2023-XF1663, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,335	3,335
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	3,310	3,310
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023-XF3107, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 2.95%, 9/9/2024 (a) (c)	4,525	4,525
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	14,835	14,835
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	2,755	2,755
Series 2023-XL0416, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	6,710	6,710
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	5,210	5,210
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	8,290	8,290
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	6,000	6,000
Series 2023-XX1324, Rev., VRDO, LIQ : Barclays Bank plc, 2.95%, 9/9/2024 (a) (c)	7,500	7,500
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	2,670	2,670
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	1,875	1,875
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	4,000	4,000
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.95%, 9/9/2024 (a) (c)	1,670	1,670
Series 2024-XF1701, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024 (a) (c)	5,000	5,000
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	2,365	2,365
Series 2024-XG0562, GO, VRDO, LIQ : Bank of America NA, 2.95%, 9/9/2024 (a) (c)	1,925	1,925
Series 2024-XG0568, Rev., VRDO, LIQ : Royal Bank of Canada, 2.95%, 9/9/2024 (a) (c)	3,940	3,940
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	1,900	1,900
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	7,355	7,355
Series 2020-XX1127, Rev., VRDO, AGM, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	5,220	5,220
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	August 31, 2024

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2022-XF1357, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.96%, 9/9/2024 (a) (c)	3,750	3,750
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	5,995	5,995
Series 2024-XF3229, Rev., VRDO, AGM, LOC : Barclays Bank plc, 2.96%, 9/9/2024 (a) (c)	16,540	16,540
Series 2024-ZF1699, Rev., VRDO, LIQ : Bank of America NA, 2.96%, 9/9/2024 (a) (c)	2,130	2,130
Series 2023-XF1496, Rev., VRDO, LIQ : Toronto-Dominion Bank, 2.97%, 9/9/2024 (a) (c)	2,150	2,150
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 2.97%, 9/9/2024 (a) (c)	3,635	3,635
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	1,440	1,440
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	4,520	4,520
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 2.98%, 9/9/2024 (a) (c)	3,200	3,200
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 2.99%, 9/9/2024 (a) (c)	2,070	2,070
Town of Camillus, GO, BAN, 4.00%, 3/14/2025	6,561	6,581
Town of Fishkill, GO, BAN, 4.50%, 7/11/2025	1,640	1,647
Town of Irondequoit Series 2024A, GO, BAN, 4.00%, 4/11/2025	10,250	10,279
Town of LaGrange, GO, BAN, 4.00%, 9/11/2025 (b)	929	935
Town of Salina, GO, BAN, 4.25%, 6/6/2025	10,000	10,046
Town of Stillwater, GO, BAN, 4.25%, 5/30/2025	3,910	3,922
Town of West Seneca Series 2024, GO, BAN, 4.00%, 2/7/2025	4,097	4,106
Triborough Bridge and Tunnel Authority Series 2005B-3, Rev., VRDO, LOC : Bank of America NA, 3.90%, 9/3/2024 (a)	17,275	17,275
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 3.60%, 9/3/2024 (a)	3,945	3,945
Series 2005 B-2A, Rev., VRDO, LOC : State Street Bank & Trust Co., 2.82%, 9/9/2024 (a)	8,375	8,375
Series 2005 B-2B, Rev., VRDO, LOC : State Street Bank & Trust Co., 2.90%, 9/9/2024 (a)	1,150	1,150
Series 2018E, Rev., VRDO, LOC : UBS AG, 5.33%, 9/9/2024 (a)	7,000	7,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2022B, Rev., BAN, 5.00%, 12/16/2024	28,040	28,179
Trust for Cultural Resources of The City of New York (The), American Museum of Natural History
Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 2.90%, 9/9/2024 (a)	6,065	6,065
Series 2014B2, Rev., VRDO, 2.96%, 11/11/2024 (a)	12,380	12,380
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Series 2006A-1, Rev., VRDO, 2.80%, 9/9/2024 (a)	61,310	61,310
Series 2006A-2, Rev., VRDO, 2.80%, 9/9/2024 (a)	37,000	37,000
Union Endicott Central School District Series 2023, GO, BAN, 5.00%, 10/18/2024	1,641	1,643
Union Springs Central School District, GO, BAN, 4.50%, 7/24/2025	4,410	4,437
Victor Central School District Series 2023, GO, BAN, 4.25%, 9/13/2024	2,738	2,738
Village of Freeport Series 2023E, GO, BAN, 4.75%, 11/14/2024	4,224	4,229
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025 (b)	2,000	2,012
Village of Haverstraw
Series 2023A, GO, BAN, 4.25%, 9/13/2024	2,279	2,279
Series 2024 A, GO, BAN, 4.00%, 9/12/2025 (b)	2,245	2,260
Village of Mount Kisco Series 2024A, GO, BAN, 4.25%, 5/30/2025	6,000	6,025
Village of New Paltz
Series 2024A, GO, BAN, 4.50%, 1/31/2025	1,000	1,004
Series 2024 C, GO, BAN, 4.00%, 9/12/2025 (b)	3,855	3,881
Village of Nyack Series 2024 B, GO, BAN, 4.00%, 2/21/2025 (b)	2,960	2,968
Village of Pelham, GO, BAN, 4.25%, 9/13/2024	9,449	9,450
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,268	2,279
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	5,000	5,028
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,576	4,603
West Genesee Central School District, GO, RAN, 4.00%, 10/25/2024	6,000	6,003
Westchester County Industrial Development Agency, Apartments Council, Rev., VRDO, LOC : Wells Fargo Bank NA, 3.04%, 9/9/2024 (a)	1,555	1,555
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	83

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC : TD Bank NA, 2.91%, 9/5/2024 (a)	605	605
Whitehall Central School District, GO, BAN, 4.50%, 6/27/2025	1,930	1,939
Williamson Central School District Series 2023, GO, BAN, 4.25%, 12/19/2024	2,020	2,025
Wilson Central School District, GO, BAN, 4.50%, 6/25/2025	3,200	3,218
		2,050,334
Total Municipal Bonds (Cost $2,050,334)		2,050,334
	SHARES (000)
Variable Rate Demand Preferred Shares — 6.8%
New York — 6.8%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 5, LIQ : Toronto-Dominion Bank, 2.95%, 9/9/2024# (c)	40,000	40,000
Series 1, LIQ : Societe Generale SA, 2.97%, 9/9/2024# (c)	18,600	18,600
Series 1, LIQ : Royal Bank of Canada, 2.97%, 9/9/2024# (c)	26,800	26,800
Series 1, LIQ : Sumitomo Mitsui Banking Corp., 2.97%, 9/9/2024# (c)	43,200	43,200
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : Toronto-Dominion Bank, 3.01%, 9/9/2024# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $149,100)		149,100
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 0.2%
Commercial Paper — 0.2%
New York State Dormitory Authority, 3.50%, 9/5/2024 (Cost $3,450)	3,450	3,450
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 100.3% (Cost $2,202,884) *		2,202,884
Liabilities in Excess of Other Assets — (0.3)%		(5,504)
NET ASSETS — 100.0%		2,197,380

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
RAN	Revenue Anticipation Note
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of August 31, 2024.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	August 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$67,749,172	$1,963,824	$381,380
Repurchase agreements, at value	14,520,000	—	275,000
Cash	1,124,971	38	2
Receivables:
Investment securities sold — delayed delivery securities	—	1,225	—
Interest from non-affiliates	238,170	8,630	167
Due from adviser	—	—	3
Due from Administrator	—	—	12
Other assets	1,007	—	—
Total Assets	83,633,320	1,973,717	656,564
LIABILITIES:
Payables:
Distributions	235,354	4,562	3,366
Investment securities purchased	1,051,969	7,905	—
Accrued liabilities:
Investment advisory fees	5,507	129	—
Administration fees	2,415	56	—
Distribution fees	1	—	—
Service fees	4,342	38	—
Custodian and accounting fees	93	14	12
Trustees’ and Chief Compliance Officer’s fees	—	1	— (a)
Other	104	73	30
Total Liabilities	1,299,785	12,778	3,408
Net Assets	$82,333,535	$1,960,939	$653,156

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	85

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
NET ASSETS:
Paid-in-Capital	$82,322,532	$1,960,935	$653,158
Total distributable earnings (loss)	11,003	4	(2)
Total Net Assets	$82,333,535	$1,960,939	$653,156
Net Assets:
Academy	$944,669	$—	$—
Agency	2,242,061	76,806	—
Agency SL	—	—	653,156
Capital	40,893,166	461,296	—
Empower	636,938	—	—
IM	15,073,209	1,130,846	—
Institutional Class	19,008,157	291,991	—
Morgan	588,491	—	—
Premier	2,943,786	—	—
Reserve	3,058	—	—
Total	$82,333,535	$1,960,939	$653,156
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	944,340	—	—
Agency	2,239,736	76,790	—
Agency SL	—	—	653,123
Capital	40,877,046	461,187	—
Empower	636,708	—	—
IM	15,066,961	1,130,751	—
Institutional Class	18,999,679	291,942	—
Morgan	587,565	—	—
Premier	2,942,135	—	—
Reserve	3,056	—	—
Net Asset Value offering and redemption price per share
Academy	$1.0003	$—	$—
Agency	1.0010	1.0002	—
Agency SL	—	—	1.0001
Capital	1.0004	1.0002	—
Empower	1.0004	—	—
IM	1.0004	1.0001	—
Institutional Class	1.0004	1.0002	—
Morgan	1.0016	—	—
Premier	1.0006	—	—
Reserve	1.0007	—	—
Cost of investments in non-affiliates	$67,731,951	$1,963,824	$381,361
Cost of repurchase agreements	14,520,000	—	275,000
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$59,309,962	$127,763,878	$20,777,445
Repurchase agreements, at value	8,215,000	136,757,151	18,713,103
Cash	675,004	2,187,233	765,674
Receivables:
Fund shares sold	—	3	—
Interest from non-affiliates	204,247	483,769	43,003
Total Assets	68,404,213	267,192,034	40,299,225
LIABILITIES:
Payables:
Distributions	103,357	684,521	105,355
Investment securities purchased	619,418	—	196,776
Accrued liabilities:
Investment advisory fees	4,550	17,811	2,751
Administration fees	1,994	7,809	1,206
Distribution fees	696	1,275	474
Service fees	11,616	20,698	4,572
Custodian and accounting fees	151	228	22
Trustees’ and Chief Compliance Officer’s fees	— (a)	31	—
Other	48	3,081	227
Total Liabilities	741,830	735,454	311,383
Net Assets	$67,662,383	$266,456,580	$39,987,842

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$67,662,427	$266,529,485	$39,990,688
Total distributable earnings (loss)	(44)	(72,905)	(2,846)
Total Net Assets	$67,662,383	$266,456,580	$39,987,842
Net Assets:
Academy	$—	$8,217,600	$529,810
Agency	3,870,237	15,544,916	2,927,537
Capital	15,805,374	152,093,023	15,054,598
Empower	—	7,868,047	54,578
IM	—	11,192,924	350,411
Institutional Class	10,234,911	39,794,159	10,671,263
Investor	8,038	1,975,993	13,835
Morgan	8,168,108	13,660,282	4,625,930
Premier	29,559,945	15,850,726	5,211,130
Reserve	15,770	29,610	548,750
Service	—	229,300	—
Total	$67,662,383	$266,456,580	$39,987,842
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	8,219,848	529,848
Agency	3,870,230	15,549,171	2,927,746
Capital	15,805,344	152,134,614	15,055,670
Empower	—	7,870,197	54,582
IM	—	11,195,990	350,436
Institutional Class	10,234,892	39,805,047	10,672,023
Investor	8,038	1,976,532	13,836
Morgan	8,168,092	13,664,022	4,626,260
Premier	29,559,890	15,855,064	5,211,501
Reserve	15,770	29,618	548,789
Service	—	229,362	—
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$59,309,962	$127,763,878	$20,777,445
Cost of repurchase agreements	8,215,000	136,757,151	18,713,103
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$7,440,827	$205,632,385	$10,223,779
Cash	110,086	3,180,919	—
Receivables:
Investment securities sold	—	—	22,406
Investment securities sold — delayed delivery securities	—	—	1,905
Fund shares sold	2	—	—
Interest from non-affiliates	5,888	125,998	56,088
Total Assets	7,556,803	208,939,302	10,304,178
LIABILITIES:
Payables:
Due to custodian	—	—	22,371
Distributions	16,924	646,923	24,549
Investment securities purchased	248,204	9,928,127	46,822
Investment securities purchased — delayed delivery securities	—	—	26,751
Accrued liabilities:
Investment advisory fees	502	13,403	712
Administration fees	220	5,875	311
Distribution fees	28	761	127
Service fees	1,009	17,082	1,133
Custodian and accounting fees	23	202	14
Trustees’ and Chief Compliance Officer’s fees	1	15	—
Other	103	116	75
Total Liabilities	267,014	10,612,504	122,865
Net Assets	$7,289,789	$198,326,798	$10,181,313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$7,289,742	$198,331,348	$10,181,438
Total distributable earnings (loss)	47	(4,550)	(125)
Total Net Assets	$7,289,789	$198,326,798	$10,181,313
Net Assets:
Academy	$—	$189,633	$—
Agency	609,133	15,253,213	407,204
Capital	—	97,377,605	—
Empower	—	1,075,791	—
IM	—	226,903	—
Institutional Class	4,249,176	58,738,013	7,875,326
Morgan	328,636	6,256,702	74,947
Premier	2,102,844	18,105,564	1,259,747
Reserve	—	1,103,374	564,089
Total	$7,289,789	$198,326,798	$10,181,313
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	189,637	—
Agency	609,146	15,253,557	407,186
Capital	—	97,379,795	—
Empower	—	1,075,815	—
IM	—	226,908	—
Institutional Class	4,249,261	58,739,334	7,874,986
Morgan	328,642	6,256,842	74,944
Premier	2,102,886	18,105,971	1,259,693
Reserve	—	1,103,398	564,065
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$7,440,827	$205,632,385	$10,223,779
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$2,011,001	$326,290	$2,202,884
Cash	—	5	—
Receivables:
Investment securities sold — delayed delivery securities	—	445	620
Interest from non-affiliates	12,092	2,271	15,105
Total Assets	2,023,093	329,011	2,218,609
LIABILITIES:
Payables:
Due to custodian	184	—	10
Distributions	1,825	669	5,691
Investment securities purchased	4,735	—	—
Investment securities purchased — delayed delivery securities	4,023	—	15,005
Accrued liabilities:
Investment advisory fees	137	18	151
Administration fees	60	7	66
Distribution fees	10	2	5
Service fees	255	47	236
Custodian and accounting fees	15	9	6
Trustees’ and Chief Compliance Officer’s fees	1	—	—
Other	84	52	59
Total Liabilities	11,329	804	21,229
Net Assets	$2,011,764	$328,207	$2,197,380
NET ASSETS:
Paid-in-Capital	$2,011,768	$328,216	$2,197,404
Total distributable earnings (loss)	(4)	(9)	(24)
Total Net Assets	$2,011,764	$328,207	$2,197,380
Net Assets:
Agency	$125,026	$31,422	$214,382
Institutional Class	1,283,273	163,235	1,577,691
Morgan	83,396	4,299	49,476
Premier	515,181	125,770	352,573
Reserve	—	—	2,499
Service	4,888	3,481	759
Total	$2,011,764	$328,207	$2,197,380
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	125,017	31,412	214,381
Institutional Class	1,283,179	163,184	1,577,677
Morgan	83,389	4,298	49,476
Premier	515,144	125,730	352,570
Reserve	—	—	2,499
Service	4,888	3,479	760
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$2,011,001	$326,290	$2,202,884
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	91

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund	JPMorgan Securities Lending Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,249,538	$29,448	$41,670
Interest income from affiliates	30,343	27	— (a)
Total investment income	2,279,881	29,475	41,670
EXPENSES:
Investment advisory fees	33,039	685	605
Administration fees	14,754	306	271
Distribution fees (See Note 4)	4	—	—
Service fees (See Note 4)	32,942	362	—
Custodian and accounting fees	843	69	85
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	206	28	23
Trustees’ and Chief Compliance Officer’s fees	146	15	16
Printing and mailing costs	55	14	8
Registration and filing fees	274	40	11
Transfer agency fees (See Note 2.F.)	793	63	24
Other	331	14	34
Total expenses	83,387	1,596	1,077
Less fees waived	(1,324)	(120)	(623)
Less expense reimbursements	(9)	—	—
Net expenses	82,054	1,476	454
Net investment income (loss)	2,197,827	27,999	41,216
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(7)	4	97
Change in net unrealized appreciation/depreciation on investments in non-affiliates	2,724	(18)	(498)
Net realized/unrealized gains (losses)	2,717	(14)	(401)
Change in net assets resulting from operations	$2,200,544	$27,985	$40,815

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Liquid Assets Money Market Fund	JPMorgan U.S. Government Money Market Fund	JPMorgan U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,772,465	$6,822,626	$1,076,947
Interest income from affiliates	18,219	140,926	21,178
Income from interfund lending (net)	130	—	—
Total investment income	1,790,814	6,963,552	1,098,125
EXPENSES:
Investment advisory fees	25,993	103,667	16,396
Administration fees	11,607	46,298	7,323
Distribution fees (See Note 4)	3,935	7,494	2,984
Service fees (See Note 4)	67,035	118,121	27,482
Custodian and accounting fees	717	1,187	344
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	151	517	113
Trustees’ and Chief Compliance Officer’s fees	115	453	79
Printing and mailing costs	276	515	—
Registration and filing fees	2,735	1,981	551
Transfer agency fees (See Note 2.F.)	476	1,683	305
Other	308	756	183
Total expenses	113,348	282,672	55,760
Less fees waived	(1,517)	(3,110)	(918)
Net expenses	111,831	279,562	54,842
Net investment income (loss)	1,678,983	6,683,990	1,043,283
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(6)	365	150
Change in net assets resulting from operations	$1,678,977	$6,684,355	$1,043,433

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	93

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund	JPMorgan Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$194,977	$5,060,834	$183,365
Interest income from affiliates	2,794	86,127	2
Total investment income	197,771	5,146,961	183,367
EXPENSES:
Investment advisory fees	2,952	76,838	4,189
Administration fees	1,319	34,312	1,871
Distribution fees (See Note 4)	157	4,518	785
Service fees (See Note 4)	6,244	100,868	7,324
Custodian and accounting fees	74	1,060	130
Interest expense to affiliates	— (a)	— (a)	8
Professional fees	38	305	52
Trustees’ and Chief Compliance Officer’s fees	25	331	29
Printing and mailing costs	43	176	29
Registration and filing fees	154	681	134
Transfer agency fees (See Note 2.F.)	64	1,320	78
Other	27	493	96
Total expenses	11,097	220,902	14,725
Less fees waived	(430)	(3,601)	(659)
Net expenses	10,667	217,301	14,066
Net investment income (loss)	187,104	4,929,660	169,301
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	47	991	137
Change in net assets resulting from operations	$187,151	$4,930,651	$169,438

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$34,567	$6,964	$41,676
Interest income from affiliates	—	—	1
Total investment income	34,567	6,964	41,677
EXPENSES:
Investment advisory fees	779	162	960
Administration fees	348	72	429
Distribution fees (See Note 4)	55	16	31
Service fees (See Note 4)	1,556	358	1,724
Custodian and accounting fees	55	31	58
Interest expense to affiliates	1	— (a)	— (a)
Professional fees	32	25	30
Trustees’ and Chief Compliance Officer’s fees	17	13	16
Printing and mailing costs	62	14	19
Registration and filing fees	46	36	45
Transfer agency fees (See Note 2.F.)	15	6	25
Other	6	6	12
Total expenses	2,972	739	3,349
Less fees waived	(213)	(114)	(218)
Net expenses	2,759	625	3,131
Net investment income (loss)	31,808	6,339	38,546
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	7	9	— (a)
Change in net assets resulting from operations	$31,815	$6,348	$38,546

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,197,827	$4,013,219	$27,999	$45,966
Net realized gain (loss)	(7)	(7)	4	11
Change in net unrealized appreciation/depreciation	2,724	3,326	(18)	187
Change in net assets resulting from operations	2,200,544	4,016,538	27,985	46,164
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(25,333)	(41,017)	—	—
Agency	(78,996)	(157,017)	(1,505)	(3,375)
Capital	(1,039,385)	(2,050,389)	(7,614)	(10,043)
Empower	(13,764)	(20,815)	—	—
IM	(367,039)	(600,853)	(13,176)	(19,915)
Institutional Class	(500,866)	(846,707)	(5,704)	(12,644)
Morgan	(97,826)	(157,477)	—	—
Premier	(74,543)	(138,092)	—	—
Reserve	(75)	(155)	—	—
Total distributions to shareholders	(2,197,827)	(4,012,522)	(27,999)	(45,977)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,974,899)	16,429,263	546,320	(93,177)
NET ASSETS:
Change in net assets	(3,972,182)	16,433,279	546,306	(92,990)
Beginning of period	86,305,717	69,872,438	1,414,633	1,507,623
End of period	$82,333,535	$86,305,717	$1,960,939	$1,414,633
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$41,216	$142,553	$1,678,983	$2,567,414
Net realized gain (loss)	97	14	(6)	(3)
Change in net unrealized appreciation/depreciation	(498)	(171)	—	—
Change in net assets resulting from operations	40,815	142,396	1,678,977	2,567,411
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	—	—	(98,790)	(186,610)
Agency SL	(41,216)	(142,554)	—	—
Capital	—	—	(411,928)	(654,790)
Institutional Class	—	—	(272,118)	(499,397)
Investor	—	—	(209)	(586)
Morgan	—	—	(192,940)	(227,995)
Premier	—	—	(702,595)	(996,799)
Reserve	—	—	(403)	(1,051)
Total distributions to shareholders	(41,216)	(142,554)	(1,678,983)	(2,567,228)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,863,006)	444,998	5,667,287	26,516,138
NET ASSETS:
Change in net assets	(1,863,407)	444,840	5,667,281	26,516,321
Beginning of period	2,516,563	2,071,723	61,995,102	35,478,781
End of period	$653,156	$2,516,563	$67,662,383	$61,995,102
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,683,990	$12,896,935	$1,043,283	$1,877,685
Net realized gain (loss)	365	(12,854)	150	569
Change in net assets resulting from operations	6,684,355	12,884,081	1,043,433	1,878,254
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(180,199)	(463,755)	(36,157)	(33,001)
Agency	(361,534)	(658,567)	(67,281)	(108,106)
Capital	(3,969,303)	(7,925,971)	(412,011)	(816,187)
E*Trade (a)	—	(4,451)	—	—
Empower	(218,479)	(499,817)	(1,576)	(14,087)
IM	(226,694)	(467,102)	(6,745)	(4,355)
Institutional Class	(1,039,015)	(1,826,038)	(282,144)	(510,937)
Investor	(50,234)	(102,057)	(343)	(764)
Morgan	(243,496)	(301,935)	(96,307)	(133,250)
Premier	(357,840)	(523,025)	(122,529)	(206,068)
Reserve	(31,948)	(111,156)	(18,190)	(50,409)
Service	(5,247)	(11,702)	—	—
Total distributions to shareholders	(6,683,989)	(12,895,576)	(1,043,283)	(1,877,164)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,037,383)	71,872,794	(977,552)	13,256,216
NET ASSETS:
Change in net assets	(1,037,017)	71,861,299	(977,402)	13,257,306
Beginning of period	267,493,597	195,632,298	40,965,244	27,707,938
End of period	$266,456,580	$267,493,597	$39,987,842	$40,965,244

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$187,104	$340,828	$4,929,660	$7,385,329
Net realized gain (loss)	47	174	991	3,922
Change in net assets resulting from operations	187,151	341,002	4,930,651	7,389,251
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(3,812)	(6,990)
Agency	(16,658)	(36,955)	(366,903)	(514,665)
Capital	—	—	(2,496,965)	(3,899,672)
Empower	—	—	(28,139)	(29,649)
IM	—	—	(7,059)	(6,181)
Institutional Class	(113,670)	(209,212)	(1,432,573)	(2,130,022)
Morgan	(7,485)	(10,652)	(135,908)	(175,903)
Premier	(49,291)	(83,907)	(426,808)	(558,967)
Reserve	—	—	(31,493)	(62,686)
Total distributions to shareholders	(187,104)	(340,726)	(4,929,660)	(7,384,735)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	58,351	2,604,495	14,686,328	91,644,574
NET ASSETS:
Change in net assets	58,398	2,604,771	14,687,319	91,649,090
Beginning of period	7,231,391	4,626,620	183,639,479	91,990,389
End of period	$7,289,789	$7,231,391	$198,326,798	$183,639,479
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$169,301	$332,553	$31,808	$50,000
Net realized gain (loss)	137	116	7	10
Change in net assets resulting from operations	169,438	332,669	31,815	50,010
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(8,070)	(18,486)	(2,467)	(4,582)
Institutional Class	(132,129)	(261,501)	(21,262)	(35,152)
Morgan	(1,107)	(1,661)	(1,148)	(1,500)
Premier	(19,542)	(32,306)	(6,862)	(8,610)
Reserve	(8,453)	(18,758)	—	—
Service	—	—	(69)	(166)
Total distributions to shareholders	(169,301)	(332,712)	(31,808)	(50,010)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(65,560)	(202,649)	374,418	444,936
NET ASSETS:
Change in net assets	(65,423)	(202,692)	374,425	444,936
Beginning of period	10,246,736	10,449,428	1,637,339	1,192,403
End of period	$10,181,313	$10,246,736	$2,011,764	$1,637,339
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,339	$13,596	$38,546	$66,630
Net realized gain (loss)	9	18	— (a)	15
Change in net assets resulting from operations	6,348	13,614	38,546	66,645
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(464)	(1,465)	(4,104)	(9,006)
Institutional Class	(3,711)	(7,398)	(27,699)	(42,359)
Morgan	(115)	(202)	(753)	(1,486)
Premier	(2,002)	(4,447)	(5,951)	(13,737)
Reserve	—	—	(29)	(27)
Service	(47)	(103)	(10)	(27)
Total distributions to shareholders	(6,339)	(13,615)	(38,546)	(66,642)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(78,567)	(52,287)	(124,166)	(273,832)
NET ASSETS:
Change in net assets	(78,558)	(52,288)	(124,166)	(273,829)
Beginning of period	406,765	459,053	2,321,546	2,595,375
End of period	$328,207	$406,765	$2,197,380	$2,321,546

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$2,891,888	$2,386,394	$—	$—
Distributions reinvested	21,012	34,436	—	—
Cost of shares redeemed	(2,754,393)	(2,252,674)	—	—
Change in net assets resulting from Academy capital transactions	158,507	168,156	—	—
Agency
Proceeds from shares issued	93,732,136	295,884,603	154,045	253,083
Distributions reinvested	15,486	22,774	150	65
Cost of shares redeemed	(94,786,226)	(295,395,926)	(173,493)	(265,767)
Change in net assets resulting from Agency capital transactions	(1,038,604)	511,451	(19,298)	(12,619)
Capital
Proceeds from shares issued	78,651,053	216,641,273	1,161,914	2,269,777
Distributions reinvested	520,495	1,051,982	1,934	2,789
Cost of shares redeemed	(81,075,143)	(216,515,493)	(909,897)	(2,464,868)
Change in net assets resulting from Capital capital transactions	(1,903,595)	1,177,762	253,951	(192,302)
Empower
Proceeds from shares issued	644,800	807,377	—	—
Distributions reinvested	12,727	20,671	—	—
Cost of shares redeemed	(483,884)	(719,844)	—	—
Change in net assets resulting from Empower capital transactions	173,643	108,204	—	—
IM
Proceeds from shares issued	36,174,918	72,873,752	3,699,598	6,843,471
Distributions reinvested	6,184	11,856	—	—
Cost of shares redeemed	(34,415,308)	(65,633,480)	(3,332,222)	(6,681,836)
Change in net assets resulting from IM capital transactions	1,765,794	7,252,128	367,376	161,635
Institutional Class
Proceeds from shares issued	45,797,024	87,539,072	437,198	2,536,206
Distributions reinvested	117,777	223,831	107	1,583
Cost of shares redeemed	(45,389,935)	(83,585,960)	(493,014)	(2,587,680)
Change in net assets resulting from Institutional Class capital transactions	524,866	4,176,943	(55,709)	(49,891)
Morgan
Proceeds from shares issued	418,434,179	698,099,448	—	—
Distributions reinvested	8,858	13,919	—	—
Cost of shares redeemed	(422,033,531)	(695,799,310)	—	—
Change in net assets resulting from Morgan capital transactions	(3,590,494)	2,314,057	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$6,559,586	$50,919,662	$—	$—
Distributions reinvested	8,244	13,133	—	—
Cost of shares redeemed	(6,632,634)	(50,212,209)	—	—
Change in net assets resulting from Premier capital transactions	(64,804)	720,586	—	—
Reserve
Proceeds from shares issued	87	133	—	—
Distributions reinvested	22	56	—	—
Cost of shares redeemed	(321)	(213)	—	—
Change in net assets resulting from Reserve capital transactions	(212)	(24)	—	—
Total change in net assets resulting from capital transactions	$(3,974,899)	$16,429,263	$546,320	$(93,177)
SHARE TRANSACTIONS:
Academy
Issued	2,891,370	2,385,668	—	—
Reinvested	21,006	34,423	—	—
Redeemed	(2,753,834)	(2,252,187)	—	—
Change in Academy Shares	158,542	167,904	—	—
Agency
Issued	93,654,410	295,647,792	154,021	253,041
Reinvested	15,473	22,756	150	65
Redeemed	(94,707,169)	(295,158,035)	(173,466)	(265,715)
Change in Agency Shares	(1,037,286)	512,513	(19,295)	(12,609)
Capital
Issued	78,635,316	216,577,611	1,161,682	2,269,186
Reinvested	520,354	1,051,594	1,934	2,789
Redeemed	(81,057,646)	(216,451,227)	(909,710)	(2,464,156)
Change in Capital Shares	(1,901,976)	1,177,978	253,906	(192,181)
Empower
Issued	644,689	807,144	—	—
Reinvested	12,722	20,665	—	—
Redeemed	(483,812)	(719,664)	—	—
Change in Empower Shares	173,599	108,145	—	—
IM
Issued	36,166,579	72,848,487	3,699,307	6,842,700
Reinvested	6,183	11,852	—	—
Redeemed	(34,407,183)	(65,609,997)	(3,331,953)	(6,680,990)
Change in IM Shares	1,765,579	7,250,342	367,354	161,710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	45,785,378	87,507,917	437,130	2,535,806
Reinvested	117,742	223,738	107	1,583
Redeemed	(45,378,435)	(83,556,836)	(492,941)	(2,587,229)
Change in Institutional Class Shares	524,685	4,174,819	(55,704)	(49,840)
Morgan
Issued	417,944,998	697,437,581	—	—
Reinvested	8,847	13,906	—	—
Redeemed	(421,537,223)	(695,136,237)	—	—
Change in Morgan Shares	(3,583,378)	2,315,250	—	—
Premier
Issued	6,556,909	50,894,619	—	—
Reinvested	8,240	13,126	—	—
Redeemed	(6,629,879)	(50,187,209)	—	—
Change in Premier Shares	(64,730)	720,536	—	—
Reserve
Issued	87	134	—	—
Reinvested	23	55	—	—
Redeemed	(322)	(213)	—	—
Change in Reserve Shares	(212)	(24)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$—	$—	$3,578,256	$7,992,894
Distributions reinvested	—	—	20,349	28,283
Cost of shares redeemed	—	—	(3,607,297)	(7,187,518)
Change in net assets resulting from Agency capital transactions	—	—	(8,692)	833,659
Agency SL
Proceeds from shares issued	6,052,463	28,422,067	—	—
Cost of shares redeemed	(7,915,469)	(27,977,069)	—	—
Change in net assets resulting from Agency SL capital transactions	(1,863,006)	444,998	—	—
Capital
Proceeds from shares issued	—	—	10,642,152	23,629,340
Distributions reinvested	—	—	269,917	388,734
Cost of shares redeemed	—	—	(10,077,694)	(18,681,103)
Change in net assets resulting from Capital capital transactions	—	—	834,375	5,336,971
Institutional Class
Proceeds from shares issued	—	—	8,591,268	18,791,784
Distributions reinvested	—	—	35,356	51,669
Cost of shares redeemed	—	—	(8,650,246)	(16,862,930)
Change in net assets resulting from Institutional Class capital transactions	—	—	(23,622)	1,980,523
Investor
Proceeds from shares issued	—	—	6,136	26,776
Distributions reinvested	—	—	209	586
Cost of shares redeemed	—	—	(4,938)	(23,744)
Change in net assets resulting from Investor capital transactions	—	—	1,407	3,618
Morgan
Proceeds from shares issued	—	—	5,006,661	9,444,344
Distributions reinvested	—	—	192,407	227,024
Cost of shares redeemed	—	—	(4,132,798)	(4,747,128)
Change in net assets resulting from Morgan capital transactions	—	—	1,066,270	4,924,240
Premier
Proceeds from shares issued	—	—	19,797,725	37,882,075
Distributions reinvested	—	—	544,091	713,592
Cost of shares redeemed	—	—	(16,542,150)	(25,147,727)
Change in net assets resulting from Premier capital transactions	—	—	3,799,666	13,447,940
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$—	$—	$862	$2,480
Distributions reinvested	—	—	400	1,038
Cost of shares redeemed	—	—	(3,379)	(14,331)
Change in net assets resulting from Reserve capital transactions	—	—	(2,117)	(10,813)
Total change in net assets resulting from capital transactions	$(1,863,006)	$444,998	$5,667,287	$26,516,138
SHARE TRANSACTIONS:
Agency
Issued	—	—	3,578,255	7,992,890
Reinvested	—	—	20,349	28,283
Redeemed	—	—	(3,607,295)	(7,187,514)
Change in Agency Shares	—	—	(8,691)	833,659
Agency SL
Issued	6,051,824	28,415,276	—	—
Redeemed	(7,914,602)	(27,970,198)	—	—
Change in Agency SL Shares	(1,862,778)	445,078	—	—
Capital
Issued	—	—	10,642,148	23,629,333
Reinvested	—	—	269,917	388,734
Redeemed	—	—	(10,077,688)	(18,681,096)
Change in Capital Shares	—	—	834,377	5,336,971
Institutional Class
Issued	—	—	8,591,264	18,791,777
Reinvested	—	—	35,356	51,669
Redeemed	—	—	(8,650,241)	(16,862,922)
Change in Institutional Class Shares	—	—	(23,621)	1,980,524
Investor
Issued	—	—	6,136	26,776
Reinvested	—	—	209	586
Redeemed	—	—	(4,938)	(23,744)
Change in Investor Shares	—	—	1,407	3,618
Morgan
Issued	—	—	5,006,659	9,444,341
Reinvested	—	—	192,407	227,024
Redeemed	—	—	(4,132,797)	(4,747,126)
Change in Morgan Shares	—	—	1,066,269	4,924,239
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Securities Lending Money Market Fund		JPMorgan Liquid Assets Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Premier
Issued	—	—	19,797,720	37,882,069
Reinvested	—	—	544,091	713,592
Redeemed	—	—	(16,542,148)	(25,147,719)
Change in Premier Shares	—	—	3,799,663	13,447,942
Reserve
Issued	—	—	862	2,480
Reinvested	—	—	400	1,038
Redeemed	—	—	(3,379)	(14,331)
Change in Reserve Shares	—	—	(2,117)	(10,813)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$24,882,967	$53,182,585	$9,309,500	$4,301,007
Distributions reinvested	96,532	215,598	33,242	32,980
Cost of shares redeemed	(24,291,904)	(50,135,319)	(10,937,683)	(2,362,775)
Change in net assets resulting from Academy capital transactions	687,595	3,262,864	(1,594,941)	1,971,212
Agency
Proceeds from shares issued	799,512,832	1,661,966,769	92,151,334	176,699,617
Distributions reinvested	93,054	125,107	10,386	17,483
Cost of shares redeemed	(799,145,334)	(1,657,105,730)	(91,849,074)	(175,847,545)
Change in net assets resulting from Agency capital transactions	460,552	4,986,146	312,646	869,555
Capital
Proceeds from shares issued	844,476,628	1,584,656,969	65,885,777	158,317,393
Distributions reinvested	1,777,802	3,619,986	169,827	329,533
Cost of shares redeemed	(855,116,402)	(1,547,126,266)	(65,600,441)	(156,214,766)
Change in net assets resulting from Capital capital transactions	(8,861,972)	41,150,689	455,163	2,432,160
E*Trade (a)
Proceeds from shares issued	—	56,905	—	—
Distributions reinvested	—	4,451	—	—
Cost of shares redeemed	—	(346,123)	—	—
Change in net assets resulting from E*Trade capital transactions	—	(284,767)	—	—
Empower
Proceeds from shares issued	34,524,142	35,751,425	23,545	159,483
Distributions reinvested	111,416	235,331	1,576	7,874
Cost of shares redeemed	(34,567,155)	(33,580,802)	(33,626)	(1,311,109)
Change in net assets resulting from Empower capital transactions	68,403	2,405,954	(8,505)	(1,143,752)
IM
Proceeds from shares issued	32,802,287	70,097,315	1,300,062	1,173,416
Distributions reinvested	16,708	25,622	3,252	1,543
Cost of shares redeemed	(30,075,089)	(71,130,784)	(1,131,340)	(996,669)
Change in net assets resulting from IM capital transactions	2,743,906	(1,007,847)	171,974	178,290

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$221,126,372	$357,149,246	$32,460,225	$59,665,877
Distributions reinvested	362,275	691,115	103,547	187,074
Cost of shares redeemed	(222,901,731)	(346,296,173)	(33,618,583)	(56,350,012)
Change in net assets resulting from Institutional Class capital transactions	(1,413,084)	11,544,188	(1,054,811)	3,502,939
Investor
Proceeds from shares issued	1,244,877	3,023,025	98,264	76,309
Distributions reinvested	50,234	102,056	71	13
Cost of shares redeemed	(1,375,289)	(3,475,491)	(100,481)	(76,317)
Change in net assets resulting from Investor capital transactions	(80,178)	(350,410)	(2,146)	5
Morgan
Proceeds from shares issued	867,314,455	1,022,471,820	388,135,893	579,733,212
Distributions reinvested	70,320	97,810	13,573	17,625
Cost of shares redeemed	(861,539,798)	(1,018,781,449)	(387,119,659)	(577,265,567)
Change in net assets resulting from Morgan capital transactions	5,844,977	3,788,181	1,029,807	2,485,270
Premier
Proceeds from shares issued	109,080,399	253,499,288	5,638,191	44,055,414
Distributions reinvested	112,826	152,804	81,348	118,435
Cost of shares redeemed	(106,845,568)	(246,692,623)	(5,322,480)	(42,019,916)
Change in net assets resulting from Premier capital transactions	2,347,657	6,959,469	397,059	2,153,933
Reserve
Proceeds from shares issued	2,572,968	10,589,527	1,238,827	4,275,534
Distributions reinvested	25,012	111,156	16,702	50,409
Cost of shares redeemed	(5,414,494)	(11,205,388)	(1,939,327)	(3,519,339)
Change in net assets resulting from Reserve capital transactions	(2,816,514)	(504,705)	(683,798)	806,604
Service
Proceeds from shares issued	18,471	31,883	—	—
Distributions reinvested	5,247	11,702	—	—
Cost of shares redeemed	(42,443)	(120,553)	—	—
Change in net assets resulting from Service capital transactions	(18,725)	(76,968)	—	—
Total change in net assets resulting from capital transactions	$(1,037,383)	$71,872,794	$(977,552)	$13,256,216
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Academy
Issued	24,878,360	53,173,837	9,308,800	4,300,801
Reinvested	96,532	215,598	33,242	32,980
Redeemed	(24,287,099)	(50,126,098)	(10,937,093)	(2,362,406)
Change in Academy Shares	687,793	3,263,337	(1,595,051)	1,971,375
Agency
Issued	799,508,743	1,661,959,717	92,150,939	176,698,914
Reinvested	93,054	125,107	10,386	17,483
Redeemed	(799,141,104)	(1,657,098,046)	(91,848,653)	(175,846,802)
Change in Agency Shares	460,693	4,986,778	312,672	869,595
Capital
Issued	844,461,898	1,584,628,294	65,884,904	158,315,189
Reinvested	1,777,802	3,619,986	169,827	329,533
Redeemed	(855,103,937)	(1,547,099,381)	(65,599,507)	(156,212,915)
Change in Capital Shares	(8,864,237)	41,148,899	455,224	2,431,807
E*Trade (a)
Issued	—	56,777	—	—
Reinvested	—	4,451	—	—
Redeemed	—	(346,107)	—	—
Change in E*Trade Shares	—	(284,879)	—	—
Empower
Issued	34,520,554	35,745,737	23,540	159,272
Reinvested	111,416	235,331	1,576	7,874
Redeemed	(34,563,539)	(33,575,118)	(33,622)	(1,311,080)
Change in Empower Shares	68,431	2,405,950	(8,506)	(1,143,934)
IM
Issued	32,799,143	70,089,684	1,300,020	1,173,360
Reinvested	16,708	25,622	3,252	1,543
Redeemed	(30,071,183)	(71,124,321)	(1,131,286)	(996,595)
Change in IM Shares	2,744,668	(1,009,015)	171,986	178,308
Institutional Class
Issued	221,117,567	357,132,341	32,459,565	59,664,393
Reinvested	362,275	691,115	103,547	187,074
Redeemed	(222,893,267)	(346,279,006)	(33,617,981)	(56,348,563)
Change in Institutional Class Shares	(1,413,425)	11,544,450	(1,054,869)	3,502,904

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Investor
Issued	1,244,423	3,021,825	98,257	76,300
Reinvested	50,234	102,056	71	13
Redeemed	(1,374,856)	(3,474,643)	(100,473)	(76,310)
Change in Investor Shares	(80,199)	(350,762)	(2,145)	3
Morgan
Issued	867,312,668	1,022,469,432	388,135,596	579,732,855
Reinvested	70,320	97,810	13,573	17,625
Redeemed	(861,536,397)	(1,018,778,095)	(387,119,282)	(577,264,992)
Change in Morgan Shares	5,846,591	3,789,147	1,029,887	2,485,488
Premier
Issued	109,073,879	253,489,834	5,637,937	44,054,893
Reinvested	112,826	152,804	81,348	118,435
Redeemed	(106,838,390)	(246,681,610)	(5,322,190)	(42,019,323)
Change in Premier Shares	2,348,315	6,961,028	397,095	2,154,005
Reserve
Issued	2,571,433	10,586,434	1,238,695	4,275,272
Reinvested	25,012	111,156	16,702	50,409
Redeemed	(5,413,727)	(11,202,705)	(1,939,242)	(3,519,016)
Change in Reserve Shares	(2,817,282)	(505,115)	(683,845)	806,665
Service
Issued	18,438	31,773	—	—
Reinvested	5,247	11,702	—	—
Redeemed	(42,416)	(120,499)	—	—
Change in Service Shares	(18,731)	(77,024)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$406,410	$1,897,566
Distributions reinvested	—	—	1,007	1,131
Cost of shares redeemed	—	—	(366,911)	(1,849,845)
Change in net assets resulting from Academy capital transactions	—	—	40,506	48,852
Agency
Proceeds from shares issued	466,154	1,871,805	337,206,941	543,072,314
Distributions reinvested	2,094	3,904	63,482	76,111
Cost of shares redeemed	(593,660)	(1,559,142)	(335,690,864)	(535,003,508)
Change in net assets resulting from Agency capital transactions	(125,412)	316,567	1,579,559	8,144,917
Capital
Proceeds from shares issued	—	—	169,897,403	319,156,380
Distributions reinvested	—	—	710,835	1,132,066
Cost of shares redeemed	—	—	(168,382,124)	(272,771,512)
Change in net assets resulting from Capital capital transactions	—	—	2,226,114	47,516,934
Empower
Proceeds from shares issued	—	—	348,742	1,374,255
Distributions reinvested	—	—	27,605	28,255
Cost of shares redeemed	—	—	(384,403)	(537,637)
Change in net assets resulting from Empower capital transactions	—	—	(8,056)	864,873
IM
Proceeds from shares issued	—	—	643,100	981,799
Distributions reinvested	—	—	7,016	6,050
Cost of shares redeemed	—	—	(661,980)	(787,349)
Change in net assets resulting from IM capital transactions	—	—	(11,864)	200,500
Institutional Class
Proceeds from shares issued	4,591,327	13,122,550	93,226,996	174,809,583
Distributions reinvested	42,629	73,423	206,501	298,551
Cost of shares redeemed	(4,659,821)	(11,992,099)	(85,519,648)	(153,251,390)
Change in net assets resulting from Institutional Class capital transactions	(25,865)	1,203,874	7,913,849	21,856,744
Morgan
Proceeds from shares issued	225,455	382,861	470,766,273	508,437,863
Distributions reinvested	7,455	10,601	36,280	64,287
Cost of shares redeemed	(193,453)	(239,609)	(469,119,725)	(506,257,571)
Change in net assets resulting from Morgan capital transactions	39,457	153,853	1,682,828	2,244,579
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$1,367,559	$3,779,119	$32,335,345	$68,495,850
Distributions reinvested	32,295	47,562	176,997	194,388
Cost of shares redeemed	(1,229,683)	(2,896,480)	(30,754,043)	(58,099,193)
Change in net assets resulting from Premier capital transactions	170,171	930,201	1,758,299	10,591,045
Reserve
Proceeds from shares issued	—	—	3,217,375	8,792,710
Distributions reinvested	—	—	996	1,874
Cost of shares redeemed	—	—	(3,713,278)	(8,618,454)
Change in net assets resulting from Reserve capital transactions	—	—	(494,907)	176,130
Total change in net assets resulting from capital transactions	$58,351	$2,604,495	$14,686,328	$91,644,574
SHARE TRANSACTIONS:
Academy
Issued	—	—	406,399	1,897,487
Reinvested	—	—	1,007	1,131
Redeemed	—	—	(366,900)	(1,849,770)
Change in Academy Shares	—	—	40,506	48,848
Agency
Issued	466,144	1,871,771	337,206,787	543,072,044
Reinvested	2,094	3,904	63,482	76,111
Redeemed	(593,653)	(1,559,104)	(335,690,698)	(535,003,061)
Change in Agency Shares	(125,415)	316,571	1,579,571	8,145,094
Capital
Issued	—	—	169,896,915	319,155,071
Reinvested	—	—	710,835	1,132,066
Redeemed	—	—	(168,381,774)	(272,770,417)
Change in Capital Shares	—	—	2,225,976	47,516,720
Empower
Issued	—	—	348,729	1,374,231
Reinvested	—	—	27,605	28,255
Redeemed	—	—	(384,393)	(537,589)
Change in Empower Shares	—	—	(8,059)	864,897
IM
Issued	—	—	643,084	981,772
Reinvested	—	—	7,016	6,050
Redeemed	—	—	(661,965)	(787,317)
Change in IM Shares	—	—	(11,865)	200,505
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	4,591,303	13,122,431	93,226,718	174,808,458
Reinvested	42,629	73,423	206,501	298,551
Redeemed	(4,659,798)	(11,992,027)	(85,519,271)	(153,250,468)
Change in Institutional Class Shares	(25,866)	1,203,827	7,913,948	21,856,541
Morgan
Issued	225,454	382,848	470,766,198	508,437,689
Reinvested	7,455	10,601	36,280	64,287
Redeemed	(193,450)	(239,600)	(469,119,616)	(506,257,396)
Change in Morgan Shares	39,459	153,849	1,682,862	2,244,580
Premier
Issued	1,367,543	3,779,072	32,335,211	68,495,662
Reinvested	32,295	47,562	176,997	194,388
Redeemed	(1,229,665)	(2,896,386)	(30,753,897)	(58,098,710)
Change in Premier Shares	170,173	930,248	1,758,311	10,591,340
Reserve
Issued	—	—	3,217,334	8,792,543
Reinvested	—	—	996	1,874
Redeemed	—	—	(3,713,254)	(8,618,367)
Change in Reserve Shares	—	—	(494,924)	176,050
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$311,727	$994,523	$146,742	$498,975
Distributions reinvested	1,162	2,520	863	2,072
Cost of shares redeemed	(448,219)	(1,036,175)	(187,945)	(489,730)
Change in net assets resulting from Agency capital transactions	(135,330)	(39,132)	(40,340)	11,317
Institutional Class
Proceeds from shares issued	13,395,420	27,621,587	6,748,461	11,701,694
Distributions reinvested	10,435	19,140	13,316	20,418
Cost of shares redeemed	(13,299,772)	(28,062,061)	(6,532,499)	(11,504,233)
Change in net assets resulting from Institutional Class capital transactions	106,083	(421,334)	229,278	217,879
Morgan
Proceeds from shares issued	50,221	85,243	48,899	77,978
Distributions reinvested	1,096	1,643	1,133	1,497
Cost of shares redeemed	(44,468)	(62,458)	(33,421)	(49,311)
Change in net assets resulting from Morgan capital transactions	6,849	24,428	16,611	30,164
Premier
Proceeds from shares issued	916,974	2,088,920	460,868	738,365
Distributions reinvested	8,529	8,160	4,628	4,802
Cost of shares redeemed	(886,033)	(1,748,572)	(295,603)	(554,707)
Change in net assets resulting from Premier capital transactions	39,470	348,508	169,893	188,460
Reserve
Proceeds from shares issued	2,935,023	6,739,751	—	—
Distributions reinvested	523	931	—	—
Cost of shares redeemed	(3,018,178)	(6,855,801)	—	—
Change in net assets resulting from Reserve capital transactions	(82,632)	(115,119)	—	—
Service
Proceeds from shares issued	—	—	128	3
Distributions reinvested	—	—	68	166
Cost of shares redeemed	—	—	(1,220)	(3,053)
Change in net assets resulting from Service capital transactions	—	—	(1,024)	(2,884)
Total change in net assets resulting from capital transactions	$(65,560)	$(202,649)	$374,418	$444,936
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	311,717	994,493	146,731	498,938
Reinvested	1,162	2,520	863	2,072
Redeemed	(448,205)	(1,036,149)	(187,928)	(489,687)
Change in Agency Shares	(135,326)	(39,136)	(40,334)	11,323
Institutional Class
Issued	13,395,369	27,621,484	6,748,426	11,701,634
Reinvested	10,435	19,140	13,316	20,418
Redeemed	(13,299,726)	(28,061,951)	(6,532,463)	(11,504,169)
Change in Institutional Class Shares	106,078	(421,327)	229,279	217,883
Morgan
Issued	50,219	85,238	48,895	77,972
Reinvested	1,096	1,643	1,133	1,497
Redeemed	(44,466)	(62,456)	(33,417)	(49,305)
Change in Morgan Shares	6,849	24,425	16,611	30,164
Premier
Issued	916,951	2,088,868	460,843	738,322
Reinvested	8,529	8,160	4,628	4,802
Redeemed	(886,012)	(1,748,544)	(295,584)	(554,677)
Change in Premier Shares	39,468	348,484	169,887	188,447
Reserve
Issued	2,934,991	6,739,670	—	—
Reinvested	523	931	—	—
Redeemed	(3,018,143)	(6,855,696)	—	—
Change in Reserve Shares	(82,629)	(115,095)	—	—
Service
Issued	—	—	128	3
Reinvested	—	—	68	166
Redeemed	—	—	(1,220)	(3,052)
Change in Service Shares	—	—	(1,024)	(2,883)
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	August 31, 2024

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$16,832	$107,241	$155,915	$658,001
Distributions reinvested	104	269	80	185
Cost of shares redeemed	(15,249)	(156,034)	(215,370)	(652,732)
Change in net assets resulting from Agency capital transactions	1,687	(48,524)	(59,375)	5,454
Institutional Class
Proceeds from shares issued	163,912	676,036	1,307,383	3,581,545
Distributions reinvested	806	1,658	1,281	3,303
Cost of shares redeemed	(227,063)	(635,787)	(1,311,863)	(3,784,276)
Change in net assets resulting from Institutional Class capital transactions	(62,345)	41,907	(3,199)	(199,428)
Morgan
Proceeds from shares issued	1,755	8,394	6,127	25,946
Distributions reinvested	112	200	687	1,377
Cost of shares redeemed	(6,142)	(8,779)	(11,012)	(24,304)
Change in net assets resulting from Morgan capital transactions	(4,275)	(185)	(4,198)	3,019
Premier
Proceeds from shares issued	112,883	310,148	282,440	1,044,854
Distributions reinvested	384	1,023	234	584
Cost of shares redeemed	(126,156)	(354,362)	(340,500)	(1,127,320)
Change in net assets resulting from Premier capital transactions	(12,889)	(43,191)	(57,826)	(81,882)
Reserve
Proceeds from shares issued	—	—	1,527	5,008
Distributions reinvested	—	—	29	27
Cost of shares redeemed	—	—	(918)	(5,149)
Change in net assets resulting from Reserve capital transactions	—	—	638	(114)
Service
Distributions reinvested	46	103	10	27
Cost of shares redeemed	(791)	(2,397)	(216)	(908)
Change in net assets resulting from Service capital transactions	(745)	(2,294)	(206)	(881)
Total change in net assets resulting from capital transactions	$(78,567)	$(52,287)	$(124,166)	$(273,832)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	16,824	107,231	155,914	657,998
Reinvested	104	269	80	185
Redeemed	(15,243)	(156,016)	(215,368)	(652,727)
Change in Agency Shares	1,685	(48,516)	(59,374)	5,456
Institutional Class
Issued	163,886	675,997	1,307,379	3,581,531
Reinvested	806	1,658	1,281	3,303
Redeemed	(227,032)	(635,752)	(1,311,860)	(3,784,268)
Change in Institutional Class Shares	(62,340)	41,903	(3,200)	(199,434)
Morgan
Issued	1,753	8,389	6,127	25,945
Reinvested	112	200	687	1,377
Redeemed	(6,140)	(8,777)	(11,012)	(24,303)
Change in Morgan Shares	(4,275)	(188)	(4,198)	3,019
Premier
Issued	112,855	310,112	282,440	1,044,848
Reinvested	384	1,023	234	584
Redeemed	(126,132)	(354,327)	(340,499)	(1,127,310)
Change in Premier Shares	(12,893)	(43,192)	(57,825)	(81,878)
Reserve
Issued	—	—	1,526	5,009
Reinvested	—	—	29	27
Redeemed	—	—	(918)	(5,149)
Change in Reserve Shares	—	—	637	(113)
Service
Reinvested	46	103	11	27
Redeemed	(791)	(2,396)	(216)	(908)
Change in Service Shares	(745)	(2,293)	(205)	(881)
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	August 31, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.0005	$0.0269	$(0.0002)	$0.0267	$(0.0269)	$—	$(0.0269)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
May 15, 2019 (f) through February 29, 2020	1.0003	0.0162	0.0003	0.0165	(0.0162)	—	(0.0162)
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.0009	0.0265	0.0001	0.0266	(0.0265)	—	(0.0265)
Year Ended February 29, 2024	1.0009	0.0518	— (e)	0.0518	(0.0518)	—	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (e)	(0.0028)
Year Ended February 29, 2020	1.0003	0.0205	0.0004	0.0209	(0.0205)	— (e)	(0.0205)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.0004	0.0269	— (e)	0.0269	(0.0269)	—	(0.0269)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Year Ended February 29, 2020	1.0003	0.0213	0.0002	0.0215	(0.0213)	— (e)	(0.0213)
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.0004	0.0269	— (e)	0.0269	(0.0269)	—	(0.0269)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)	—	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2024 (Unaudited)	1.0005	0.0272	(0.0001)	0.0271	(0.0272)	—	(0.0272)
Year Ended February 29, 2024	1.0005	0.0532	— (e)	0.0532	(0.0532)	—	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (e)	0.0039	(0.0039)	— (e)	(0.0039)
Year Ended February 29, 2020	1.0003	0.0216	0.0003	0.0219	(0.0216)	— (e)	(0.0216)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.0005	0.0267	(0.0001)	0.0266	(0.0267)	—	(0.0267)
Year Ended February 29, 2024	1.0005	0.0523	— (e)	0.0523	(0.0523)	—	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (e)	0.0033	(0.0033)	— (e)	(0.0033)
Year Ended February 29, 2020	1.0003	0.0210	0.0002	0.0212	(0.0210)	— (e)	(0.0210)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.0011	0.0254	0.0005	0.0259	(0.0254)	—	(0.0254)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)	—	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (e)	(0.0016)
Year Ended February 29, 2020	1.0003	0.0180	0.0005	0.0185	(0.0180)	— (e)	(0.0180)
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	2.70%	$944,669	0.17%	5.34%	0.17%
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (d)	0.38	0.19
1.0006	1.66	150,519	0.18	1.69	0.26

1.0010	2.68	2,242,061	0.26	5.26	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (d)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (d)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (d)	0.30	0.29
1.0007	2.11	2,517,667	0.26	2.05	0.30

1.0004	2.71	40,893,166	0.17	5.35	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (d)	0.31	0.19
1.0005	2.17	33,683,247	0.18	2.09	0.20

1.0004	2.71	636,938	0.18	5.34	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (d)	0.10	0.19

1.0004	2.74	15,073,209	0.12	5.40	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (d)	0.35	0.14
1.0006	2.21	5,541,728	0.15	2.12	0.15

1.0004	2.69	19,008,157	0.21	5.31	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (d)	0.30	0.24
1.0005	2.14	15,607,982	0.21	2.07	0.25

1.0016	2.60	588,491	0.48	5.05	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (d)	0.22	0.50
1.0008	1.87	2,880,586	0.51	1.78	0.51
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Premier
Six Months Ended August 31, 2024 (Unaudited)	$1.0006	$0.0256	$— (e)	$0.0256	$(0.0256)	$—	$(0.0256)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (e)	(0.0019)
Year Ended February 29, 2020	1.0003	0.0186	0.0003	0.0189	(0.0186)	— (e)	(0.0186)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.0008	0.0242	(0.0001)	0.0241	(0.0242)	—	(0.0242)
Year Ended February 29, 2024	1.0008	0.0474	— (e)	0.0474	(0.0474)	—	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (e)	(0.0010)
Year Ended February 29, 2020	1.0003	0.0161	0.0004	0.0165	(0.0161)	— (e)	(0.0161)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	0.01%	0.08%	0.01%	—
Agency	—	—	— (a)	0.10%	0.02%	—
Capital	—	—	0.01%	0.08%	0.02%	—
Empower	—	—	0.02%	0.08%	— (a)	—
IM	—	—	— (a)	0.04%	0.01%	—
Institutional Class	—	—	0.01%	0.09%	0.02%	—
Morgan	—	—	0.02%	0.34%	0.12%	—
Premier	—	—	0.01%	0.27%	0.09%	—
Reserve	—	—	0.05%	0.54%	0.16%	—
(a) Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0006	2.58%	$2,943,786	0.42%	5.10%	0.42%
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (d)	0.22	0.44
1.0006	1.91	2,646,576	0.45	1.83	0.45

1.0007	2.44	3,058	0.70	4.82	1.56
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
1.0009	0.12	1,084	0.53 (d)	0.33	2.00
1.0007	1.66	12,017	0.70	1.59	0.94
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.0002	$0.0160	$— (d)	$0.0160	$(0.0160)	$—	$(0.0160)
Year Ended February 29, 2024	1.0002	0.0310	— (d)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (d)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (d)	(0.0023)
Year Ended February 29, 2020	1.0000	0.0117	0.0001 (f)	0.0118	(0.0117)	— (d)	(0.0117)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.0003	0.0164	(0.0001)	0.0163	(0.0164)	—	(0.0164)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (d)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (d)	(0.0028)
Year Ended February 29, 2020	1.0000	0.0125	— (d)	0.0125	(0.0125)	— (d)	(0.0125)
IM
Six Months Ended August 31, 2024 (Unaudited)	1.0001	0.0166	— (d)	0.0166	(0.0166)	—	(0.0166)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (d)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (d)	(0.0002)	— (d)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (d)	(0.0030)
Year Ended February 29, 2020	1.0000	0.0127	— (d)	0.0127	(0.0127)	— (d)	(0.0127)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.0002	0.0163	— (d)	0.0163	(0.0163)	—	(0.0163)
Year Ended February 29, 2024	1.0002	0.0315	— (d)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (d)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (d)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (d)	(0.0026)
Year Ended February 29, 2020	1.0000	0.0122	— (d)	0.0122	(0.0122)	— (d)	(0.0122)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
(e)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.16%	0.02%	—
Capital	—	—	— (a)	0.09%	— (a)	—
IM	—	—	—	0.07%	0.01%	—
Institutional Class	—	—	— (a)	0.12%	0.01%	—
(a) Amount rounds to less than 0.005%.

(f)	Net realized and unrealized gains (losses) on investments may appear disproportionate in relation to the classes due to rounding.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	1.62%	$76,806	0.26%	3.21%	0.32%
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (e)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (e)	0.01	0.44
1.0005	0.27	23,163	0.24 (e)	0.25	0.36
1.0001	1.19	41,696	0.26	1.15	0.38

1.0002	1.65	461,296	0.18	3.29	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (e)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (e)	0.02	0.22
1.0006	0.34	37,889	0.18 (e)	0.41	0.22
1.0000	1.26	228,168	0.18	1.18	0.24

1.0001	1.68	1,130,846	0.14	3.28	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (g)	723,312	0.08 (e)	0.02	0.15
1.0005	0.35	665,960	0.15 (e)	0.18	0.16
1.0000	1.28	391,386	0.16	1.24	0.18

1.0002	1.64	291,991	0.21	3.25	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (e)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (e)	0.01	0.26
1.0005	0.31	478,239	0.20 (e)	0.23	0.26
1.0000	1.23	309,118	0.21	1.20	0.28
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund
Agency SL
Six Months Ended August 31, 2024 (Unaudited)	$1.0003	$0.0274	$(0.0002)	$0.0272	$(0.0274)	$—	$(0.0274)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (d)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (d)	(0.0045)
Year Ended February 29, 2020	1.0001	0.0222	0.0001	0.0223	(0.0222)	— (d)	(0.0222)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0001	2.73%	$653,156	0.06%	5.45%	0.14%
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15
1.0002	2.25	3,455,824	0.06	2.20	0.16
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Investor
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.67%	$3,870,237	0.26%	5.25%	0.28%
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (f)	3.07	0.29
1.00	0.01	691,008	0.17 (f)	0.01	0.30
1.00	0.29	1,234,800	0.24 (f)	0.27	0.29
1.00	2.07	1,452,745	0.26	1.94	0.31

1.00	2.71	15,805,374	0.18	5.33	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (f)	3.32	0.19
1.00	0.04	1,804,197	0.15 (f)	0.04	0.19
1.00	0.35	4,806,805	0.18 (f)	0.25	0.19
1.00	2.15	2,295,874	0.18	2.01	0.21

1.00	2.70	10,234,911	0.21	5.30	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (f)	3.19	0.24
1.00	0.02	1,763,092	0.16 (f)	0.02	0.25
1.00	0.32	3,055,814	0.21 (f)	0.30	0.24
1.00	2.12	3,412,753	0.21	2.07	0.26

1.00	2.55	8,038	0.49	5.03	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (f)	2.43	0.49
1.00	0.01	1,804	0.17 (f)	0.01	0.50
1.00	0.17	6,189	0.34 (f)	0.16	0.58
1.00	1.81	7,904	0.51	1.78	0.52

1.00	2.50	8,168,108	0.58	4.93	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (f)	2.79	0.60
1.00	0.01	453,086	0.17 (f)	0.01	0.61
1.00	0.14	627,541	0.40 (f)	0.14	0.60
1.00	1.73	543,317	0.59	1.69	0.63

1.00	2.58	29,559,945	0.43	5.08	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (f)	3.20	0.44
1.00	0.01	1,532,491	0.17 (f)	0.01	0.45
1.00	0.19	2,373,258	0.35 (f)	0.19	0.44
1.00	1.87	3,031,847	0.45	1.77	0.46
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund (continued)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.09%	0.02%	—
Capital	—	—	— (a)	0.03%	— (a)	—
Institutional Class	—	—	— (a)	0.05%	— (a)	—
Investor	—	—	0.02%	0.32%	0.16%	—
Morgan	—	—	0.02%	0.42%	0.19%	—
Premier	—	—	— (a)	0.28%	0.10%	—
Reserve	—	—	0.04%	0.53%	0.29%	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.45%	$15,770	0.69%	4.82%	0.69%
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (f)	2.58	0.69
1.00	0.01	4,231	0.17 (f)	0.01	0.70
1.00	0.11	5,661	0.40 (f)	0.11	0.88
1.00	1.62	3,797	0.70	1.62	0.84
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
May 15, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.64%	$8,217,600	0.17%	5.20%	0.17%
5.19	7,529,994	0.18	5.12	0.18
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18
1.47	85,026	0.18	1.49	0.21

2.60	15,544,916	0.26	5.11	0.27
5.10	15,084,344	0.26	5.01	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28
1.87	14,132,125	0.26	1.84	0.30

2.64	152,093,023	0.17	5.20	0.17
5.19	160,954,781	0.18	5.08	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19
1.95	86,263,432	0.18	1.91	0.20

2.64	7,868,047	0.17	5.20	0.17
5.19	7,799,631	0.18	5.10	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

2.67	11,192,924	0.12	5.25	0.12
5.24	8,449,005	0.13	5.09	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14
1.99	7,443,910	0.15	1.90	0.15

2.62	39,794,159	0.21	5.16	0.22
5.15	41,207,185	0.21	5.05	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23
1.92	43,246,064	0.21	1.89	0.25

2.49	1,975,993	0.47	4.90	0.47
4.87	2,056,169	0.48	4.76	0.48
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48
1.63	684,791	0.50	1.68	0.50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00
Service
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	0.03%	0.13%	0.04%	—
Agency	—	—	0.02%	0.20%	0.06%	—
Capital	—	—	0.03%	0.13%	0.03%	—
Empower	—	—	0.03%	0.13%	— (a)	—
IM	—	—	0.01%	0.09%	0.01%	—
Institutional Class	—	—	0.03%	0.15%	0.04%	—
Investor	—	—	0.03%	0.41%	0.25%	—
Morgan	—	—	0.04%	0.51%	0.33%	—
Premier	—	—	0.03%	0.37%	0.21%	—
Reserve	—	—	0.11%	0.61%	0.47%	—
Service	—	—	0.16%	0.96%	0.74%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.44%	$13,660,282	0.57%	4.80%	0.57%
4.77	7,815,291	0.58	4.71	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59
1.54	2,064,159	0.59	1.50	0.60

2.52	15,850,726	0.42	4.95	0.42
4.92	13,503,049	0.43	4.86	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43
1.68	4,095,749	0.45	1.64	0.45

2.38	29,610	0.67	4.70	0.67
4.66	2,846,123	0.68	4.62	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69
1.42	20,829	0.70	1.41	0.71

2.21	229,300	1.02	4.35	1.02
4.30	248,025	1.03	4.20	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03
1.07	867,659	1.05	1.19	1.05
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Investor
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.64%	$529,810	0.17%	5.19%	0.17%
5.18	2,124,743	0.18	5.18	0.18
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

2.59	2,927,537	0.26	5.10	0.27
5.09	2,614,882	0.26	4.99	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29
1.85	1,744,289	0.26	1.85	0.30

2.63	15,054,598	0.17	5.18	0.17
5.18	14,599,378	0.18	5.07	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19
1.94	9,945,933	0.18	1.89	0.20

2.63	54,578	0.17	5.18	0.17
5.18	63,083	0.18	4.82	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

2.66	350,411	0.12	5.24	0.12
5.23	178,436	0.13	5.27	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14
1.97	37,429	0.15	2.26	0.15

2.62	10,671,263	0.21	5.15	0.22
5.15	11,726,034	0.21	5.05	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24
1.90	16,887,054	0.21	1.88	0.25

2.48	13,835	0.47	4.88	0.47
4.86	15,980	0.48	4.74	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54
1.61	29,937	0.50	1.60	0.50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	1.00
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	0.03%	0.14%	0.05%	—
Agency	—	—	0.02%	0.20%	0.06%	—
Capital	—	—	0.02%	0.12%	0.02%	—
Empower	—	—	0.01%	0.13%	— (a)	—
IM	—	—	0.01%	0.09%	0.01%	—
Institutional Class	—	—	0.02%	0.15%	0.04%	—
Investor	—	—	0.04%	0.42%	0.22%	—
Morgan	—	—	0.04%	0.52%	0.31%	—
Premier	—	—	0.03%	0.38%	0.19%	—
Reserve	—	—	0.08%	0.61%	0.35%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Money Market Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

2.43%	$4,625,930	0.57%	4.78%	0.57%
4.76	3,596,110	0.58	4.73	0.58
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59
1.52	734,856	0.59	1.49	0.60

2.51	5,211,130	0.42	4.93	0.42
4.91	4,814,054	0.43	4.84	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44
1.66	1,439,412	0.45	1.60	0.45

2.38	548,750	0.67	4.68	0.67
4.65	1,232,544	0.68	4.61	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74
1.41	5,966	0.70	1.41	0.73
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	0.01	0.02	(0.02)	— (e)	(0.02)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	0.01%	0.20%	0.06%	—
Institutional Class	—	—	0.01%	0.16%	0.04%	—
Morgan	—	—	0.04%	0.53%	0.36%	—
Premier	—	—	0.01%	0.39%	0.21%	—

(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.59%	$609,133	0.26%	5.10%	0.28%
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (f)	2.40	0.31
1.00	0.01	217,942	0.06 (f)	0.01	0.31
1.00	0.11	318,757	0.20 (f)	0.10	0.30
1.00	1.85	242,716	0.26	1.79	0.30

1.00	2.62	4,249,176	0.21	5.15	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (f)	2.50	0.26
1.00	0.01	1,322,211	0.06 (f)	0.01	0.25
1.00	0.13	2,344,288	0.17 (f)	0.14	0.25
1.00	1.90	2,572,379	0.21	1.90	0.25

1.00	2.43	328,636	0.58	4.78	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (f)	2.16	0.63
1.00	0.00 (g)	55,291	0.06 (f)	0.00 (g)	0.64
1.00	0.06	53,546	0.23 (f)	0.05	0.63
1.00	1.51	34,728	0.59	1.48	0.67

1.00	2.51	2,102,844	0.43	4.93	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (f)	2.97	0.46
1.00	0.01	123,328	0.06 (f)	0.01	0.46
1.00	0.08	198,516	0.24 (f)	0.08	0.45
1.00	1.65	218,858	0.45	1.58	0.45
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.03	$— (e)	$0.03	$(0.03)	$—	$(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Capital
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Empower
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
January 15, 2020 (g) through February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.64%	$189,633	0.17%	5.19%	0.17%
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	2.59	15,253,213	0.26	5.10	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29
1.00	1.82	4,197,262	0.26	1.76	0.30

1.00	2.64	97,377,605	0.17	5.19	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19
1.00	1.90	32,963,549	0.18	1.85	0.20

1.00	2.64	1,075,791	0.17	5.19	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	2.66	226,903	0.12	5.24	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14
1.00	0.18	11,885	0.15	1.46	0.15

1.00	2.62	58,738,013	0.21	5.15	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24
1.00	1.87	22,282,460	0.21	1.83	0.25

1.00	2.43	6,256,702	0.57	4.79	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59
1.00	1.49	2,023,440	0.59	1.47	0.60
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Premier
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Academy	—	—	— (a)	0.12%	0.08%	—
Agency	—	—	— (a)	0.21%	0.05%	—
Capital	—	—	— (a)	0.12%	0.02%	—
Empower	—	—	— (a)	0.13%	0.12%	—
IM	—	—	— (a)	0.14%	— (a)	—
Institutional Class	—	—	— (a)	0.16%	0.03%	—
Morgan	—	—	0.05%	0.52%	0.34%	—
Premier	—	—	0.02%	0.38%	0.19%	—
Reserve	—	—	0.09%	0.62%	0.44%	—
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.51%	$18,105,564	0.42%	4.94%	0.42%
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44
1.00	1.63	2,537,050	0.45	1.62	0.45

1.00	2.38	1,103,374	0.67	4.69	0.67
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69
1.00	1.38	2,102,023	0.70	1.34	0.70
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.16%	0.03%	—
Institutional Class	—	—	—	0.12%	0.01%	—
Morgan	—	—	0.02%	0.49%	0.29%	—
Premier	—	—	— (a)	0.33%	0.14%	—
Reserve	—	—	0.07%	0.59%	0.39%	—
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.64%	$407,204	0.26%	3.25%	0.28%
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (f)	1.52	0.29
1.00	0.01	281,075	0.10 (f)	0.01	0.29
1.00	0.26	372,457	0.23 (f)	0.33	0.29
1.00	1.17	782,269	0.26	1.17	0.30

1.00	1.67	7,875,326	0.21	3.29	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (f)	0.02	0.24
1.00	0.29	6,858,653	0.20 (f)	0.33	0.24
1.00	1.22	9,173,460	0.21	1.23	0.25

1.00	1.47	74,947	0.59	2.91	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (f)	1.31	0.60
1.00	0.01	17,140	0.10 (f)	0.01	0.62
1.00	0.19	22,830	0.30 (f)	0.12	0.61
1.00	0.84	10,842	0.59	0.83	0.64

1.00	1.56	1,259,747	0.43	3.08	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (f)	1.49	0.44
1.00	0.01	338,064	0.10 (f)	0.01	0.44
1.00	0.21	498,856	0.29 (f)	0.26	0.44
1.00	0.98	847,483	0.45	0.99	0.45

1.00	1.43	564,089	0.68	2.83	0.68
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (f)	0.80	0.69
1.00	0.01	1,807,835	0.10 (f)	0.01	0.69
1.00	0.18	1,574,145	0.29 (f)	0.16	0.69
1.00	0.73	1,707,525	0.70	0.72	0.70
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.13%	0.01%	—
Institutional Class	—	—	— (a)	0.09%	0.01%	—
Morgan	—	—	0.02%	0.46%	0.24%	—
Premier	—	—	— (a)	0.32%	0.10%	—
Service	—	—	0.19%	0.92%	0.60%	— (a)
(a) Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.67%	$125,026	0.26%	3.29%	0.29%
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (f)	1.53	0.31
1.00	0.01	38,272	0.13 (f)	0.01	0.32
1.00	0.31	60,879	0.25 (f)	0.38	0.31
1.00	1.20	112,747	0.26	1.20	0.34

1.00	1.69	1,283,273	0.21	3.34	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (f)	1.37	0.26
1.00	0.02	879,357	0.12 (f)	0.02	0.27
1.00	0.35	834,116	0.20 (f)	0.38	0.26
1.00	1.25	1,688,150	0.21	1.24	0.29

1.00	1.50	83,396	0.59	2.96	0.60
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (f)	1.16	0.62
1.00	0.01	24,236	0.13 (f)	0.01	0.63
1.00	0.22	43,853	0.35 (f)	0.16	0.62
1.00	0.87	35,473	0.59	0.84	0.66

1.00	1.58	515,181	0.44	3.10	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (f)	1.51	0.46
1.00	0.01	37,902	0.13 (f)	0.01	0.47
1.00	0.23	69,237	0.35 (f)	0.28	0.47
1.00	1.01	135,261	0.45	1.00	0.50

1.00	1.27	4,888	1.04	2.51	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (f)	0.62	1.06
1.00	0.01	19,679	0.13 (f)	0.01	1.06
1.00	0.16	28,684	0.44 (f)	0.21	1.06
1.00	0.41	68,493	1.05 (f)	0.48	1.09
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Service
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.14%	0.04%	—
Institutional Class	—	—	— (a)	0.12%	0.01%	—
Morgan	—	—	0.02%	0.49%	0.31%	—
Premier	—	—	0.01%	0.36%	0.18%	—
Service	—	—	0.21%	0.95%	0.68%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.61%	$31,422	0.26%	3.17%	0.33%
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (f)	1.78	0.32
1.00	0.02	2,527	0.12 (f)	0.01	0.37
1.00	0.23	21,715	0.22 (f)	0.24	0.33
1.00	1.11	24,892	0.26	0.87	0.35

1.00	1.63	163,235	0.21	3.23	0.28
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (f)	1.69	0.28
1.00	0.03	87,260	0.09 (f)	0.02	0.32
1.00	0.25	156,740	0.20 (f)	0.30	0.28
1.00	1.15	287,724	0.21	1.03	0.30

1.00	1.44	4,299	0.59	2.85	0.66
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (f)	1.26	0.68
1.00	0.02	3,744	0.10 (f)	0.01	0.69
1.00	0.17	7,122	0.28 (f)	0.12	0.63
1.00	0.77	2,447	0.59	0.70	0.69

1.00	1.51	125,770	0.45	2.99	0.48
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (f)	1.26	0.49
1.00	0.02	126,122	0.09 (f)	0.01	0.52
1.00	0.19	101,991	0.27 (f)	0.20	0.48
1.00	0.91	233,249	0.45	0.87	0.50

1.00	1.21	3,481	1.05	2.39	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (f)	0.59	1.09
1.00	0.02	9,622	0.10 (f)	0.01	1.12
1.00	0.12	12,065	0.37 (f)	0.16	1.08
1.00	0.32	28,405	1.05 (f)	0.37	1.10
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.02	$— (e)	$0.02	$(0.02)	$—	$(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Institutional Class
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
March 1, 2019 (g) through February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Morgan
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Premier
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.02	— (e)	0.02	(0.02)	—	(0.02)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
Reserve
Six Months Ended August 31, 2024 (Unaudited)	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 29, 2024	1.00	0.03	— (e)	0.03	(0.03)	— (e)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	0.01	— (e)	0.01	(0.01)	— (e)	(0.01)
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.62%	$214,382	0.26%	3.21%	0.28%
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (f)	1.84	0.30
1.00	0.01	50,157	0.12 (f)	0.01	0.32
1.00	0.30	72,812	0.25 (f)	0.44	0.30
1.00	1.15	262,677	0.26	1.06	0.31

1.00	1.65	1,577,691	0.21	3.26	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (f)	0.02	0.27
1.00	0.34	532,580	0.21 (f)	0.41	0.25
1.00	1.20	1,625,406	0.21	1.09	0.26

1.00	1.46	49,476	0.59	2.88	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (f)	1.08	0.63
1.00	0.01	50,015	0.13 (f)	0.01	0.65
1.00	0.23	59,934	0.32 (f)	0.20	0.64
1.00	0.82	62,178	0.59	0.84	0.63

1.00	1.54	352,573	0.43	3.04	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (f)	1.68	0.45
1.00	0.01	97,415	0.12 (f)	0.01	0.47
1.00	0.25	91,945	0.34 (f)	0.38	0.45
1.00	0.96	742,781	0.45	0.95	0.47

1.00	1.40	2,499	0.69	2.77	0.69
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (f)	1.01	0.71
1.00	0.01	2,142	0.12 (f)	0.01	0.72
1.00	0.21	1,498	0.34 (f)	0.20	0.70
1.00	0.70	1,122	0.70	0.71	0.72
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund (continued)
Service
Six Months Ended August 31, 2024 (Unaudited)	$1.00	$0.01	$— (e)	$0.01	$(0.01)	$—	$(0.01)
Year Ended February 29, 2024	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 29, 2020	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)

Voluntary waivers were as follows:	August 31, 2024	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Agency	—	—	— (a)	0.14%	0.01%	—
Institutional Class	—	—	—	0.09%	— (a)	—
Morgan	—	—	0.04%	0.46%	0.27%	—
Premier	—	—	— (a)	0.33%	0.11%	—
Reserve	—	—	0.06%	0.58%	0.35%	—
Service	—	—	0.20%	0.92%	0.63%	0.01%
(a) Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Money Market Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	1.23%	$759	1.04%	2.44%	1.04%
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (f)	0.71	1.06
1.00	0.01	2,551	0.13 (f)	0.01	1.07
1.00	0.18	3,729	0.41 (f)	0.21	1.11
1.00	0.36	8,363	1.05 (f)	0.45	1.08
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Money Market Funds	155

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, E*Trade(1), Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, E*Trade(1), Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, E*Trade(1), Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified

(1)	Liquidated on September 29, 2023.
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

156	J.P. Morgan Money Market Funds	August 31, 2024

The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Effective September 3, 2024, Securities Lending Money Market Fund intends to qualify as a government money market fund.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Effective as of the close of business on April 27, 2023, all share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund.
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates.Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund, fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the

August 31, 2024	J.P. Morgan Money Market Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Effective September 3, 2024, securities and other debt instruments held by Securities Lending Money Market Fund shall be valued using the amortized cost method provided that certain conditions are met pursuant to Rule 2a-7 under the 1940 Act.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$82,269,172	$—	$82,269,172

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,963,824	$—	$1,963,824

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$656,380	$—	$656,380

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$67,524,962	$—	$67,524,962

(a)	Please refer to the SOI for specifics of portfolio holdings.

158	J.P. Morgan Money Market Funds	August 31, 2024

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$264,521,029	$—	$264,521,029

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$39,490,548	$—	$39,490,548

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$7,440,827	$—	$7,440,827

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$205,632,385	$—	$205,632,385

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,223,779	$—	$10,223,779

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,011,001	$—	$2,011,001

(a)	Please refer to the SOI for specifics of portfolio holdings.

August 31, 2024	J.P. Morgan Money Market Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$326,290	$—	$326,290

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,202,884	$—	$2,202,884

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.

160	J.P. Morgan Money Market Funds	August 31, 2024

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2024 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$22	n/a	n/a	n/a	$54	$5	n/a	$1	n/a	n/a	n/a	n/a
Agency	41	$14	n/a	$28	106	19	$5	96	$4	$1	$— (a)	$2
Agency SL	n/a	n/a	$24	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	292	15	n/a	97	890	114	n/a	627	n/a	n/a	n/a	n/a
Empower	14	n/a	n/a	n/a	64	1	n/a	8	n/a	n/a	n/a	n/a
IM	103	19	n/a	n/a	55	— (a)	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	151	15	n/a	75	275	83	32	372	55	9	2	10
Investor	n/a	n/a	n/a	— (a)	13	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	114	n/a	n/a	104	106	41	12	88	5	3	2	9
Premier	42	n/a	n/a	171	104	35	15	118	10	2	2	4
Reserve	14	n/a	n/a	1	14	7	n/a	9	4	n/a	n/a	— (a)
Service	n/a	n/a	n/a	n/a	2	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$793	$63	$24	$476	$1,683	$305	$64	$1,320	$78	$15	$6	$25

(a)	Amount rounds to less than one thousand.

August 31, 2024	J.P. Morgan Money Market Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
I. Recent Accounting Pronouncement — In July 2023, the SEC adopted changes to the rules that govern money market funds (the "Amendments"). Among other things, these Amendments: (1) remove the discretion of an institutional or retail money market fund to impose a “redemption gate” that temporarily restricts redemptions when the fund’s portfolio liquidity falls below the required minimum; (2) remove the discretion of an institutional or retail money market fund to impose a “liquidity fee” when the fund’s portfolio liquidity falls below the required minimum, while preserving the discretion to impose the fee when it is in the best interests of the fund to do so (without regard to the fund’s portfolio liquidity level); (3) require an institutional money market fund to impose a mandatory liquidity fee when the fund’s net redemptions exceed certain levels (unless the fee is de minimis); and (4) increase the required minimum levels of daily and weekly liquid assets for all money market funds. The Amendments became effective on October 2, 2023 with tiered compliance dates, the last being October 2, 2024. Management is currently evaluating the Amendments and its impacts to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the six months ended August 31, 2024, the effective annualized rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%
U.S. Treasury Plus Money Market Fund	0.10	0.25	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60

162	J.P. Morgan Money Market Funds	August 31, 2024

	Morgan	Reserve	Service
California Municipal Money Market Fund	0.10%	n/a	0.60%
New York Municipal Money Market Fund	0.10	0.25%	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the six months ended August 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)
100% U.S. Treasury Securities Money Market Fund	—	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Empower	Institutional Class	Investor
Prime Money Market Fund	0.05%	0.15%	0.05%	0.05%	0.10%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	0.10	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	0.10	0.35%
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
Federal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	0.05	0.10	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a

	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35	0.30	0.30	n/a
U.S. Government Money Market Fund	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

August 31, 2024	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025. In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2024. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

164	J.P. Morgan Money Market Funds	August 31, 2024

For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$12	$—	$1,312	$1,324	$9
Institutional Tax Free Money Market Fund	—	—	120	120	—
Securities Lending Money Market Fund	375	248	—	623	—
Liquid Assets Money Market Fund	9	—	1,508	1,517	—
U.S. Government Money Market Fund	37	—	3,073	3,110	—
U.S. Treasury Plus Money Market Fund	6	—	912	918	—
Federal Money Market Fund	—	—	430	430	—
100% U.S. Treasury Securities Money Market Fund	26	—	3,575	3,601	—
Tax Free Money Market Fund	—	—	659	659	—
Municipal Money Market Fund	— (a)	—	213	213	—
California Municipal Money Market Fund	37	25	52	114	—
New York Municipal Money Market Fund	—	—	218	218	—

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 were as follows:

Liquid Assets Money Market Fund	$— (a)
Federal Money Market Fund	— (a)
100% U.S. Treasury Securities Money Market Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2024, California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further,

August 31, 2024	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2024, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$703,682	$521,017	$—
Securities Lending Money Market Fund	—	7,018	—
Tax Free Money Market Fund	711,081	475,800	—
Municipal Money Market Fund	245,224	530,719	—
California Municipal Money Market Fund	106,629	132,556	—
New York Municipal Money Market Fund	275,843	375,349	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the six months ended August 31, 2024 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$237
Agency	—	2,252
Capital	—	9,716
Empower	—	129
Institutional Class	—	9,432
Morgan	—	6,784
Premier	—	4,387
Reserve	4	5
	$4	$32,942
Institutional Tax Free Money Market Fund
Agency	$—	$71
Capital	—	116
Institutional Class	—	175
	$—	$362
Liquid Assets Money Market Fund
Agency	$—	$2,821
Capital	—	3,862
Institutional Class	—	5,132
Investor	—	15
Morgan	3,914	13,698
Premier	—	41,482
Reserve	21	25
	$3,935	$67,035
U.S. Government Money Market Fund
Academy	$—	$1,732
Agency	—	10,605
Capital	—	38,145
Empower	—	2,100
Institutional Class	—	20,120
Investor	—	3,586
Morgan	5,072	17,756
Premier	—	21,676
Reserve	1,699	2,039
Service	723	362
	$7,494	$118,121

166	J.P. Morgan Money Market Funds	August 31, 2024

	Distribution	Service
U.S. Treasury Plus Money Market Fund
Academy	$—	$349
Agency	—	1,980
Capital	—	3,973
Empower	—	15
Institutional Class	—	5,480
Investor	—	25
Morgan	2,013	7,046
Premier	—	7,449
Reserve	971	1,165
	$2,984	$27,482
Federal Money Market Fund
Agency	$—	$490
Institutional Class	—	2,207
Morgan	157	549
Premier	—	2,998
	$157	$6,244
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$37
Agency	—	10,794
Capital	—	24,061
Empower	—	271
Institutional Class	—	27,824
Morgan	2,839	9,939
Premier	—	25,928
Reserve	1,679	2,014
	$4,518	$100,868
Tax Free Money Market Fund
Agency	$—	$373
Institutional Class	—	4,016
Morgan	38	133
Premier	—	1,906
Reserve	747	896
	$785	$7,324
Municipal Money Market Fund
Agency	$—	$113
Institutional Class	—	636
Morgan	39	136
Premier	—	663
Service	16	8
	$55	$1,556
California Municipal Money Market Fund
Agency	$—	$22
Institutional Class	—	115
Morgan	4	14
Premier	—	201
Service	12	6
	$16	$358

August 31, 2024	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Distribution	Service
New York Municipal Money Market Fund
Agency	$—	$192
Institutional Class	—	849
Morgan	26	92
Premier	—	587
Reserve	3	3
Service	2	1
	$31	$1,724
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$82,251,951	$21,298	$4,077	$17,221
Securities Lending Money Market Fund	656,361	74	55	19
Estimated tax cost and unrealized appreciation (depreciation) in value of investments for the Funds equals their book cost and unrealized appreciation (depreciation) in value of investments.
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$6,181	$—
Securities Lending Money Market Fund	115	—
Liquid Assets Money Market Fund	27	—
U.S. Government Money Market Fund	72,182	1,088
U.S. Treasury Plus Money Market Fund	2,878	121
100% U.S. Treasury Securities Money Market Fund	5,540	—
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 29, 2024, the Funds deferred to March 1, 2024 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term
Prime Money Market Fund	$27
Liquid Assets Money Market Fund	14

168	J.P. Morgan Money Market Funds	August 31, 2024

During the year ended February 29, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Liquid Assets Money Market Fund	$11	$—
U.S. Government Money Market Fund	—	71
U.S. Treasury Plus Money Market Fund	569	—
Federal Money Market Fund	73	— (a)
100% U.S. Treasury Securities Money Market Fund	3,922	—

(a)	Amount rounds to less than one thousand.
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of August 31, 2024, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2024, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$22,043	57	$130
Interest earned as a result of lending money to another fund for the six months ended August 31, 2024, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2024	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	57.5%
Institutional Tax Free Money Market Fund	1	90.3	—	—
Securities Lending Money Market Fund	—	—	1	100.0
Liquid Assets Money Market Fund	2	52.3	2	44.2
U.S. Government Money Market Fund	1	37.9	—	—
U.S. Treasury Plus Money Market Fund	1	41.6	1	10.3
Federal Money Market Fund	1	51.5	1	17.2
100% U.S. Treasury Securities Money Market Fund	1	59.0	—	—
Tax Free Money Market Fund	1	51.5	1	34.5
Municipal Money Market Fund	2	76.6	1	14.9
California Municipal Money Market Fund	1	66.3	1	11.6
New York Municipal Money Market Fund	1	94.5	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental

170	J.P. Morgan Money Market Funds	August 31, 2024

laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of August 31, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Securities Lending Money Market Fund	Liquid Assets Money Market Fund
Canada	— %	10.7%	— %
France	12.2	10.7	11.1

August 31, 2024	J.P. Morgan Money Market Funds	171

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Form N-MFP reports are available on the SEC’s website at http://www.sec.gov. Each Fund’s monthly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-MMKT-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) (the “1940 Act”) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar, Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the Adviser, counsel to the
Funds and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. The Trustees also considered information provided with respect to the amount of time and resources the Adviser dedicated to ensuring the Funds comply with amendments to Rule 2a-7 under the 1940 Act as approved by the Securities and Exchange Commission. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
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The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
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Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; andThe Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints or revise the breakpoints on the administration fee schedule. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees further noted that the Adviser and JPMDS had previously implemented additional voluntary waivers in connection with a low interest rate environment. In addition, the Trustees noted that, for each of the U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, the Adviser made a commitment to waive 0.01% of its fee on assets in excess of

$250 billion and $200 billion, respectively, for two years effective November 1, 2024. The Trustees informed management that they would continue to analyze potential economies of scale as the Funds increase in assets. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser’s and JPMDS’s ongoing investments in their business in support of the Funds, including the Adviser’s and/or JPMDS’s investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also noted that the Adviser expects to make significant near-term investments to support the Funds in response to regulatory initiatives and industry developments that specifically impact the Funds’ operations. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of a Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Funds’ shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund, had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for the Funds’ Premier share class, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative share classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Institutional Tax Free Money Market Fund’s performance for the Institutional shares was in the second, second and third quintiles of the Universe for the one-, three and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the adoption of a non-fundamental policy to ordinarily invest, under normal circumstances, 100% of its total assets in weekly liquid assets (as defined under Rule 2a-7), and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the Securities Lending Money Market Fund’s performance for the Agency SL shares was in the first quintile of the Universe for each of the one-, three and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser, including the conversion of the Fund to qualify as a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, effective September 3, 2024, and, based upon this discussion and various other factors, the Trustees concluded that the performance was satisfactory.
The Trustees noted that the Liquid Assets Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the U.S. Government Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the third quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Federal Money Market Fund’s performance for the Institutional shares was in the second quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance for the Institutional shares was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Money Market and Alternative Products Committee at each of their regular meetings over the course of the next year.
The Trustees noted that the Tax Free Money Market Fund’s performance for the Institutional shares was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the Municipal Money Market Fund’s performance for the Institutional shares was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the California Municipal Money Market Fund’s performance for the Institutional shares was in the fourth quintile of the Universe for both the one- and three-year periods ended December 31, 2023. The Trustees noted that the performance for the Premier shares was in the fifth, fifth and fourth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
The Trustees noted that the New York Municipal Money Market Fund’s performance for the Institutional shares was in the second and first quintiles of the Universe for the one- and three-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for the Premier shares was in the fourth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative share classes are summarized below:
The Trustees noted that the Prime Money Market Fund’s net advisory fee for the Institutional shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and third quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Institutional Tax Free Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the fourth and third quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Securities Lending Money Market Fund’s net advisory fee and actual total expenses for the Agency SL shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund and the services that will be provided to the Fund following its conversion to a government money market fund.
The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for the Institutional shares was in the third and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fifth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the third quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for the Institutional shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $250 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fourth and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Federal Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fifth and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the fourth and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including, as noted above, the Adviser’s commitment to waive 0.01% of its fee on assets in excess of $200 billion for two years effective November 1, 2024, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for the Institutional shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for the Premier shares were in the fourth quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Municipal Money Market Fund’s net advisory fee for the Institutional shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Institutional shares were in the third and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for the Premier shares was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for the Premier shares were in the fifth and fourth quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the California Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the first and third quintiles of the Universe, respectively. The Trusteed noted that the net advisory fee and actual total expenses for the Premier shares were in the first and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for the Institutional shares were in the third quintile of the Universe. The Trusteed noted that the net advisory fee and actual total expenses for the Premier shares were in the third and fifth quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Groups due to the limited number of funds in the Peer Groups. After considering the factors identified above, the Trustees concluded that the advisory was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Report
J.P. Morgan Municipal Bond Funds
August 31, 2024 (Unaudited)
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—89.6% (a)
Alabama—0.9%
Utility—0.9%
Energy Southeast A Cooperative District, Series 2024B, Rev., 5.25%, 6/1/2032 (b)	1,500	1,630
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,073
		2,703
California—82.9%
Certificate of Participation/Lease—0.4%
County of San Diego, County Public Health and Capital Improvement
Series 2023, COP, 5.00%, 10/1/2036	670	793
Series 2023, COP, 5.00%, 10/1/2037	425	502
		1,295
Education—6.7%
California Educational Facilities Authority, Stanford University
Series T-1, Rev., 5.00%, 3/15/2039	1,535	1,892
Series U-4, Rev., 5.00%, 6/1/2043	2,000	2,479
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,861
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2, Series 2022A, Rev., 4.00%, 6/1/2031 (c)	1,250	1,213
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (c)	325	342
California State University, Systemwide
Series 2023A, Rev., 5.00%, 11/1/2044	2,660	3,008
Series 2024 A, Rev., 5.50%, 11/1/2045	1,000	1,187
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	282
Series 2023, 4.00%, 8/1/2043	1,000	1,012
Series 2023, 5.00%, 8/1/2044	800	894
University of California
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,192
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,551
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,403
		20,316
General Obligation—16.4%
Clovis Unified School District, Election of 2020, Series C, GO, 5.00%, 8/1/2041	1,000	1,127
Coast Community College District, Election of 2002, Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,685
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	1,955	1,991
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	1,325	789
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,621
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,463
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	875
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,254
Los Angeles Community College District, Election of 2008
Series M, GO, 5.00%, 8/1/2037	550	648
Series M, GO, 5.00%, 8/1/2038	300	353
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,564
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,177
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	385
GO, Zero Coupon, 7/1/2032	880	649
Murrieta Valley Unified School District, GO, AGM, Zero Coupon, 9/1/2024	1,000	1,000
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,843
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	990
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,702
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,490
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028 (d)	385	424
San Diego Unified School District, Election of 1998, Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,343
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	672
Series C, GO, 4.00%, 9/1/2043	1,500	1,535
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,494
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,044
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,750
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	735
San Mateo County Community College District, Election of 2014, Series 2018B, GO, 5.00%, 9/1/2033	1,000	1,086
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,727
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	922
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,603
State of California, Various Purpose
GO, 5.00%, 8/1/2028	1,000	1,093
GO, 4.00%, 10/1/2041	6,000	6,137
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,179
Windsor Unified School District, Series 2023, GO, 5.00%, 8/1/2037	1,370	1,612
		49,962
Hospital—9.2%
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,401
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,191
Series 2024A, Rev., 5.25%, 12/1/2043	1,350	1,496
Series 2024A, Rev., 5.25%, 12/1/2044	1,500	1,653
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	256
Rev., 5.00%, 11/15/2032	400	409
Series A, Rev., 5.00%, 8/15/2033	3,500	3,634
California Health Facilities Financing Authority, Children's Hospital Of Orange County, Series 2024B, Rev., 5.00%, 5/1/2031 (b)	1,000	1,127
California Health Facilities Financing Authority, CommonSpirit Health, Series 2024A, Rev., 5.00%, 12/1/2025	100	103
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford, Series 2014A, Rev., 5.00%, 9/20/2024	2,085	2,088
California Health Facilities Financing Authority, Scripps Health, Series 2024 B2, Rev., 5.00%, 2/4/2031 (b)	1,800	2,021
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	514
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,580
California Public Finance Authority, PIH Health, Series 2024A, Rev., 5.00%, 6/1/2037	1,220	1,393
California Statewide Communities Development Authority, Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,000	2,227
California Statewide Communities Development Authority, John Muir Health
Series 2024A, Rev., 5.00%, 12/1/2027	450	483
Series 2024A, Rev., 5.00%, 12/1/2049	1,000	1,096
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2016 A, Rev., 5.25%, 12/1/2056 (c)	1,000	1,011
Series 2018 A, Rev., 5.50%, 12/1/2058 (c)	1,000	1,033
Regents of the University of California, Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,409
		28,125
Housing—2.9%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,494
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,580
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2025 (e)	265	270
Series 2024A, Rev., 5.00%, 8/15/2026 (e)	450	469
Series 2024A, Rev., 5.00%, 8/15/2027 (e)	575	611
Series 2024A, Rev., 5.00%, 8/15/2029 (e)	820	903
Series 2024A, Rev., 5.00%, 8/15/2031 (e)	540	609
Series 2024A, Rev., 5.00%, 8/15/2049 (e)	1,000	1,083
		9,019
Industrial Development Revenue/Pollution Control Revenue—4.3%
California Infrastructure and Economic Development Bank, California Academy Of Science, Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,012
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,130
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (c)	2,105	2,343
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Industrial Development Revenue/Pollution Control Revenue — continued
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,486
Rialto Public Financing Authority, Police Station Project
Series 2023 A, Rev., 5.00%, 6/1/2036	450	508
Series 2023 A, Rev., 5.00%, 6/1/2038	400	446
Series 2023 A, Rev., 5.00%, 6/1/2048	2,000	2,151
		13,076
Other Revenue—11.0%
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	503
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,011
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,192
Series 2020 A, Rev., 4.00%, 6/1/2049	1,150	1,072
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	4,000	787
California County Tobacco Securitization Agency, Sonoma County Securitization Corp., Series 2020 A, Rev., 4.00%, 6/1/2049	1,000	933
California Municipal Finance Authority, Series 2021A, Rev., AMT, 4.00%, 10/1/2024 (b)	1,000	1,000
California Municipal Finance Authority, Republic Services, Inc., Project, Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (b)	2,000	2,026
California Municipal Finance Authority, Terracina At Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,521
California Statewide Communities Development Authority, John Muir Health, Series 2024E-2, Rev., 5.00%, 4/1/2025 (b)	675	714
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	2,000	2,038
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,790	1,656
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,700	896
Jurupa Public Financing Authority, Series 2024, AGM, 5.00%, 9/1/2035	2,000	2,347
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,101
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinate Sales Tax, Series 2020A, Rev., 4.00%, 6/1/2035	1,500	1,581
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Los Angeles County Public Works Financing Authority, Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,701
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042	1,000	1,135
Series 2023-A, Rev., 5.00%, 5/1/2043	1,000	1,131
San Bernardino County Transportation Authority, Sales Tax, Series 2023 A, Rev., 5.00%, 3/1/2039	1,060	1,248
San Diego Public Facilities Financing Authority, Series 2023A, Rev., 5.00%, 8/1/2042	1,180	1,348
San Diego Public Facilities Financing Authority, Capital Improvement Project, Series 2024A, Rev., 5.00%, 10/15/2041	1,000	1,153
Tobacco Securitization Authority of Northern California, Series 2021 B-1, Rev., 4.00%, 6/1/2049	2,400	2,431
Tobacco Securitization Authority of Southern California, Series 2019 A, Rev., 5.00%, 6/1/2048	1,000	1,034
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series 2019 A, Rev., 5.00%, 6/1/2038	1,000	1,067
		33,626
Prerefunded—2.1%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (d)	1,150	1,185
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,485
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,751
		6,421
Transportation—9.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000	1,003
California Infrastructure and Economic Development Bank, Academy Of Motion Picture
Series 2023A, Rev., 5.00%, 11/1/2024	275	276
Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,190
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	1,300	1,312
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,834
City of Long Beach Harbor
Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,022
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Series 2019A, Rev., 5.00%, 5/15/2039	1,425	1,547
City of Los Angeles Department of Airports
Series 2022A, Rev., AMT, 5.00%, 5/15/2034	1,895	2,087
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,189
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,812
City of Los Angeles Department of Airports, International Airport Subordinate, Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,301
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,735
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,184
Port of Los Angeles, Harbor Department, Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,592
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,681
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,586
Series 2020A, Rev., AMT, 5.00%, 5/1/2037	545	582
		27,933
Utility—9.2%
California Community Choice Financing Authority, Clean Energy Project
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,345
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,165
City of Glendale, Electric, Series 2024, Rev., 5.00%, 2/1/2054	3,000	3,293
Los Angeles Department of Water and Power, Power System
Series 2022C, Rev., 5.00%, 7/1/2038	2,410	2,751
Series 2020B, Rev., 5.00%, 7/1/2039	2,000	2,223
Series 2023E, Rev., 5.00%, 7/1/2040	1,825	2,097
Series 2023 D, Rev., 5.00%, 7/1/2041	5,000	5,693
Los Angeles Department of Water and Power, Water System, Series 2021 B, Rev., 5.00%, 7/1/2051	2,500	2,698
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
Sacramento Municipal Utility District, Electric, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,373
Southern California Public Power Authority, Series 2024-1, Rev., 5.00%, 7/1/2044	3,000	3,425
		28,063
Water & Sewer—11.6%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	3,000	3,159
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,047
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,074
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,610
City of San Francisco, Public Utilities Commission Water
Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,783
Series 2023AB, Subseries A, Rev., 5.00%, 11/1/2041	1,850	2,121
East Bay Municipal Utility District, Water System, Series 2024 A, Rev., 5.00%, 6/1/2049	2,750	3,072
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,990
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	307
Series 2023A, Rev., 5.00%, 9/1/2027	450	481
Series 2023A, Rev., 5.00%, 9/1/2029	260	289
Series 2023A, Rev., 5.00%, 9/1/2031	335	383
Series 2023A, Rev., 5.00%, 9/1/2034	175	205
Metropolitan Water District of Southern California, Series 2024 B3, Rev., 5.00%, 7/1/2031 (b)	1,000	1,123
Metropolitan Water District of Southern California, Waterworks, Series 2024 B2, Rev., 5.00%, 7/1/2029 (b)	2,225	2,410
Metropolitan Water District of Southern California, Waterworks, Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,663
Ontario Public Financing Authority, Series 2024A, Rev., 5.00%, 8/1/2049	1,000	1,112
San Francisco City and County Public Utilities Commission Wastewater
Series 2018B, Rev., 5.00%, 10/1/2026	1,075	1,134
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,796
Southern California Water Replenishment District, Rev., 5.00%, 8/1/2038	1,250	1,342
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,352
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,862
		35,315
Total California		253,151
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	259
Georgia—1.5%
Utility—1.5%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,000	2,106
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,242
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,250	1,355
		4,703
Kentucky—1.5%
Industrial Development Revenue/Pollution Control Revenue—0.5%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,500	1,503
Utility—1.0%
Kentucky Public Energy Authority, Series 2024B, Rev., 5.00%, 8/1/2032 (b)	2,750	2,986
Total Kentucky		4,489
Ohio—0.8%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	291
Transportation—0.4%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,028
Utility—0.3%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,015
Total Ohio		2,334
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
Pennsylvania—0.4%
Other Revenue—0.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,118
Puerto Rico—1.0%
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	3,000	1,006
Series A-1, Rev., 4.75%, 7/1/2053	1,000	991
Series A-2, Rev., 4.78%, 7/1/2058	1,000	987
		2,984
South Dakota—0.2%
Utility—0.2%
South Dakota Housing Development Authority, Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (e)	500	567
Wisconsin—0.3%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,087
Total Municipal Bonds (Cost $269,091)		273,395
	Shares (000)
Short-Term Investments—11.2%
Investment Companies—11.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g)(Cost $34,224)	34,222	34,225
Total Investments—100.8% (Cost $303,315)		307,620
Liabilities in Excess of Other Assets—(0.8)%		(2,448)
Net Assets—100.0%		305,172

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	182	12/31/2024	USD	37,772	6
U.S. Treasury 5 Year Note	43	12/31/2024	USD	4,702	(7)
					(1)
Short Contracts
U.S. Treasury Ultra Bond	(36)	12/19/2024	USD	(4,724)	75
					74

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	August 31, 2024

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.9% (a)
Alabama — 1.1%
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,515
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2035	2,000	2,244
Series 2024, Rev., 5.00%, 10/1/2039	4,000	4,398
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,039
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,705	6,715
Total Alabama		22,911
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,399
Arizona — 2.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,737
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,089
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,968
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,770
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,782
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,692
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,333
Series 2019A, Rev., 5.00%, 1/1/2029	660	569
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,074
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,167
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,152
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,214
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,349
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	1,712
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,343
Series 2019A, Rev., 5.00%, 1/1/2037	500	358
Series 2019A, Rev., 5.00%, 1/1/2038	500	356
Series 2019A, Rev., 4.25%, 1/1/2039	545	351
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	835
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,179
City of Glendale Series 2024, GO, 5.00%, 7/1/2044 (c)	1,000	1,117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	737
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,367
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	4,000	4,039
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,636
Maricopa County Industrial Development Authority, Honorhealth Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,316
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,061
Maricopa County Industrial Development Authority, Ottawa University Rev., 5.13%, 10/1/2030 (d)	215	214
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (d)	940	970
Pima County Unified School District No. 1 Tucson, Project Of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000	1,148
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund Rev., 5.25%, 7/1/2025	1,000	1,005
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,195
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,377
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,637
Total Arizona		58,849
California — 5.9%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,035	1,038
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	19,915	20,245
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	418
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	10,000	1,968
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	7

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	8,380	8,460
California Municipal Finance Authority, Community Medical Center
Series 2017A, Rev., 5.00%, 2/1/2028	900	935
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,298
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	11,235	10,727
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (d)	1,095	1,213
Rev., AMT, 5.00%, 7/1/2037 (d)	1,100	1,211
Rev., AMT, 5.00%, 11/21/2045 (d)	1,000	1,063
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,191
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,000	4,075
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	20,000	2,326
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,568
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	706
GO, Zero Coupon, 7/1/2036	1,150	705
GO, Zero Coupon, 7/1/2037	1,950	1,140
GO, Zero Coupon, 7/1/2041	1,250	609
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	920
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 5.00%, 9/1/2042	1,000	1,088
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,369
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2042	2,000	2,061
Series C, GO, 4.00%, 9/1/2045	1,250	1,268
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,535
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Southern California Public Power Authority, Southern Transmission System Renewal Project Series 2023-1A, Rev., 5.25%, 7/1/2053	7,000	7,879
State of California, Various Purpose GO, 5.00%, 8/1/2028	5,250	5,736
West Hills Community College District GO, AGM, 4.00%, 8/1/2037	1,650	1,714
Total California		121,466
Colorado — 3.7%
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	818	674
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,269
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,500
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,684
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,125
Series 2022B, Rev., 5.00%, 11/15/2041	1,220	1,372
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	6,000	6,679
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	497
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,615	1,799
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2040 (d)	555	533
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,291
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,218
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,077
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,150
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,643
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,462
Series 2019A, Rev., 5.00%, 12/1/2032	3,645	3,803
Series 2019A, Rev., 4.00%, 12/1/2037	2,540	2,414
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	1,095	1,112
Rev., 5.25%, 12/1/2032	1,905	1,976
Peak Metropolitan District No. 1
Series 2021A, GO, 4.00%, 12/1/2035 (d)	500	445
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2021A, GO, 5.00%, 12/1/2041 (d)	500	464
Series 2021A, GO, 5.00%, 12/1/2051 (d)	550	480
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	751
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (d)	750	674
Series 2021A, GO, 5.00%, 12/1/2041 (d)	750	531
State of Colorado Series 2021A, COP, 4.00%, 12/15/2039	3,100	3,166
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,231
Verve Metropolitan District No. 1 GO, 5.75%, 12/1/2033	2,000	1,966
Total Colorado		76,986
Connecticut — 0.4%
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	7,150	6,972
Total Connecticut		7,623
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Rev., 5.00%, 9/1/2040	1,550	1,610
District of Columbia — 1.6%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,075
Series 2015A, GO, 5.00%, 6/1/2036	7,275	7,372
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	6,030
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	14,690	14,584
Total District of Columbia		33,061
Florida — 2.4%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	1,445	1,127
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project Rev., 4.00%, 11/1/2045	6,500	5,990
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	2,500	2,847
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Miami-Dade Rev., Zero Coupon, 10/1/2040	5,000	2,585
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,559
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	2,000	2,074
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	1,000	1,014
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029 (c)	3,075	3,403
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	7,370
Middleton Community Development District A, City of Wildwood, Florida Special Assessment 5.85%, 5/1/2037	750	796
Okaloosa County School Board COP, AGC, 5.00%, 10/1/2049	9,500	10,302
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,282
Village Community Development District No. 15 4.85%, 5/1/2038 (d)	1,000	1,030
Total Florida		49,379
Georgia — 4.3%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,069
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,619
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,808
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,184
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., RAN, 5.00%, 10/15/2030	2,105	2,333
Rev., RAN, 5.00%, 10/15/2034	1,880	2,154
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 3.63%, 1/1/2031 (d)	1,170	1,113
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,108
Rev., 4.00%, 6/15/2037	1,500	1,519
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	9

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Rev., 4.00%, 6/15/2039	1,785	1,787
Georgia Ports Authority Series 2022, Rev., 4.00%, 7/1/2040	4,000	4,090
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,089
Henry County, Water and Sewerage Authority Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,448
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,530
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	30,000
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	10,049
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,249
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	10,690	11,548
Total Georgia		87,697
Idaho — 0.4%
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,597
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,997
Total Idaho		7,594
Illinois — 8.9%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,542
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,570
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,113
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024 B, Rev., 5.00%, 1/1/2048 (c)	2,000	2,156
Series 2024 B, Rev., 5.50%, 1/1/2059 (c)	3,000	3,328
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2027	1,000	1,002
Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,485
City of Springfield, Electric System, Senior Lien Rev., AGM, 3.50%, 3/1/2030	3,500	3,504
Cook County Community Consolidated School District No. 15 Palatine GO, 4.00%, 12/1/2041	750	756
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	3,799
DuPage & Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,034
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2031	7,100	8,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Housing Development Authority Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,320	3,713
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,032
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	20,071
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,896
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,531
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,657
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	15,715	15,756
GO, 5.00%, 2/1/2026	4,900	5,035
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,397
Series 2022B, GO, 5.00%, 10/1/2032	18,000	20,282
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,407
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,281
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,694
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,235
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1 Rev., AGM, 4.00%, 3/1/2028	995	1,019
Will County Community Unit School District No. 365-U Valley View GO, 3.00%, 7/1/2036	1,700	1,594
Total Illinois		182,935
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	750	638
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (d)	4,560	3,818
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,539
City of Valparaiso, Green Oaks of Valparaiso Project Rev., 5.38%, 12/1/2041 (d)	1,550	1,269
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	428
Series 2023A, Rev., 5.00%, 6/1/2053	210	217
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	225
Series 2019A, Rev., 4.00%, 11/1/2037	335	329
Series 2019A, Rev., 4.00%, 11/1/2038	340	332
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2019A, Rev., 4.00%, 11/1/2039	355	345
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (d)	1,875	1,574
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	5,000	5,096
Whitley County Multi School Building Corp., Ad Valorem Property Tax Rev., 5.00%, 7/15/2038	3,200	3,442
Total Indiana		29,252
Iowa — 0.1%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 4.00%, 9/1/2025	115	113
Rev., 5.00%, 9/1/2026	85	84
Rev., 5.00%, 9/1/2028	200	194
Rev., 5.00%, 9/1/2030	110	105
Rev., 5.00%, 9/1/2031	100	95
Rev., 5.00%, 9/1/2036	440	398
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	3,500	544
Total Iowa		1,533
Kansas — 0.2%
City of Topeka, Kansas Health Care Facilities Series 2022A, Rev., 5.75%, 12/1/2033	475	495
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,027
Wyandotte County Unified School District No. 203 Piper Series 2018A, GO, 5.00%, 9/1/2039	1,240	1,310
Total Kansas		4,832
Kentucky — 2.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,243
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,298
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	6,008
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	15,000	15,033
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,038
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,346
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,075
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,753
Series 2017A, Rev., 5.00%, 6/1/2037	2,795	2,861
Kentucky Public Energy Authority Series 2024B, Rev., 5.00%, 8/1/2032 (b)	12,000	13,030
University of Kentucky, Healthcare Cancer Center Parking Projects Rev., 5.00%, 10/1/2031 (c)	765	866
Total Kentucky		59,551
Louisiana — 0.1%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (d)	385	371
Series 2021A, Rev., 5.00%, 6/1/2042 (d)	440	405
Series 2021A, Rev., 5.00%, 6/1/2051 (d)	705	616
Total Louisiana		1,392
Maryland — 1.4%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,149
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,006
Rev., 4.00%, 7/1/2036	1,000	1,004
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,234
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	13,110
Rev., GTD, 4.00%, 6/1/2048	10,870	10,873
Total Maryland		29,376
Massachusetts — 1.3%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,145
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	13,125	13,147
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	11

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,635
Massachusetts Development Finance Agency, Boston Medical Center Issue Series 2023G, Rev., 4.38%, 7/1/2052	1,200	1,212
Total Massachusetts		27,439
Michigan — 0.8%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	512
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2036	1,900	1,902
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,709
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	1,005
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,129
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,280	5,373
West Ottawa Public Schools, Unlimited Tax GO, AGM, 4.00%, 11/1/2039	1,055	1,074
Total Michigan		15,704
Minnesota — 0.5%
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,007
Series 2018A, Rev., 4.00%, 11/15/2038	750	717
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,009
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,250	2,562
Total Minnesota		10,295
Mississippi — 1.7%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030	5,193
Series 2018A, GO, 5.00%, 11/1/2026 (e)	7,595	8,001
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,244
Total Mississippi		34,438
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,526
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,015
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,025
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2024	300	300
Rev., 5.00%, 9/1/2028	1,355	1,390
Rev., 5.00%, 9/1/2031	100	102
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,879
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,894
Total Missouri		12,131
Montana — 0.1%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (d)	2,000	1,758
Nebraska — 0.6%
Douglas County School District No. 001, Omaha Public GO, 4.00%, 12/15/2041	10,000	10,072
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2034	2,000	2,007
Series 2019A, Rev., 4.00%, 1/1/2037	1,000	991
Total Nebraska		13,070
Nevada — 1.0%
Clark County School District, Limited Tax Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,065	1,076
Clark County Water Reclamation District
Series 2023, GO, 5.00%, 7/1/2040	11,105	12,496
Series 2023, GO, 5.00%, 7/1/2041	5,000	5,599
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,568
Total Nevada		20,739
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	2,000	2,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,353
Total New Hampshire		6,353
New Jersey — 2.6%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,084
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,304
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,278
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,886
Series A, Rev., 5.00%, 6/15/2031	11,500	11,836
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,146
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,810
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,961
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,466
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,321
Series 2018A, Rev., 4.00%, 6/1/2037	1,260	1,261
Township of North Brunswick, General Improvement GO, 4.00%, 7/1/2039	1,540	1,586
Total New Jersey		52,939
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building GO, 5.00%, 8/1/2035	1,980	2,111
County of Bernalillo Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	510	536
Total New Mexico		2,647
New York — 17.2%
Build NYC Resource Corp., Grand Concourse Academy Charter School
Series 2022A, Rev., 5.00%, 7/1/2042	300	308
Series 2022A, Rev., 5.00%, 7/1/2052	350	355
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,413
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of New York, Fiscal Year 2024 Series 2024A, GO, 4.13%, 8/1/2053	2,000	1,969
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	9,240	9,109
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	9,250	9,133
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,361
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,207
Series 2024A, Rev., 5.00%, 9/1/2049	6,000	6,598
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (d)	250	258
Series 2022A, Rev., 5.63%, 7/1/2042 (d)	1,385	1,423
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,245
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	14,705	14,962
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,999
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022 Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	17,000	17,002
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,068
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,815
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,125
Series B, Rev., 5.00%, 8/1/2036	6,445	6,647
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,213
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,840
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,823
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,662
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	13

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,107
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	2,000
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,464
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,506
Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	9,315	2,824
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,860
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,542
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,268
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,312
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,602
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2038	2,000	2,254
Series 2024A, Rev., AGM, 5.00%, 10/1/2039	1,000	1,121
Series 2024A, Rev., 5.50%, 7/1/2054	7,200	8,237
New York State Dormitory Authority, New York University Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,454
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2030	500	550
Series 2024 A, Rev., 5.25%, 5/1/2037	875	989
Series 2024 A, Rev., 5.25%, 5/1/2038	900	1,013
Series 2024 A, Rev., 5.50%, 5/1/2049	1,275	1,402
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,475
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	7,008
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,761
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,511
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,877
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,844
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	13,291
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,643
Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	10,081
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	5,000	5,017
Rev., AMT, 5.00%, 1/1/2029	1,400	1,458
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,622
Rev., AMT, 5.00%, 1/1/2034	9,885	10,194
Rev., AMT, 5.00%, 10/1/2035	3,920	4,121
Rev., AMT, 5.00%, 10/1/2040	5,350	5,527
Rev., AMT, 4.38%, 10/1/2045	1,690	1,626
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,919
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,460
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,453
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,562
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2024, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,577
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,980
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,015
Sherburne Earlville Central School District GO, BAN, 4.50%, 7/18/2025	1,500	1,515
Triborough Bridge and Tunnel Authority
Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,063
Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	2,500	2,771
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,670
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2024C, Rev., 5.00%, 11/15/2035	3,500	4,126
Utility Debt Securitization Authority Rev., 5.00%, 12/15/2037	5,250	5,366
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	10,450	10,662
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.00%, 7/1/2040	1,000	879
Total New York		354,245
North Carolina — 1.4%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2041 (c)	1,495	1,703
County of Buncombe
Series 2024B, Rev., 5.00%, 6/1/2041	1,250	1,424
Series 2024B, Rev., 5.00%, 6/1/2042	1,500	1,698
County of Johnston Water and Sewer System Series 2024, Rev., 4.00%, 4/1/2054	1,250	1,230
State of North Carolina Rev., 5.00%, 3/1/2033	15,345	16,696
Town of Fuquay-Varina Combined Utilities
Series 2024B, Rev., 5.00%, 2/1/2034	1,125	1,330
Series 2024B, Rev., 5.00%, 2/1/2036	1,210	1,414
Series 2024B, Rev., 5.00%, 2/1/2038	1,330	1,540
Series 2024B, Rev., 5.00%, 2/1/2040	1,000	1,143
Total North Carolina		28,178
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	4,006
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,500	5,973
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	1,848
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	9,105	9,358
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	1,000	1,109
Ohio Water Development Authority, Drinking Water Assistance
Series 2024 A, Rev., 5.00%, 12/1/2041	2,500	2,847
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024 A, Rev., 5.00%, 12/1/2043	1,750	1,968
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	18,086
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	966
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,098
Series 2024B, Rev., 5.00%, 12/1/2044	900	981
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 A, Rev., 5.25%, 8/15/2048	1,000	1,108
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,710
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	8,500	9,333
Total Ohio		60,391
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	802
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2043	2,000	2,227
Total Oklahoma		3,029
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,447
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	879
Series A, GO, Zero Coupon, 6/15/2036	1,000	631
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc. Series 2022, Rev., 5.00%, 7/1/2047	1,000	993
Total Oregon		6,950
Pennsylvania — 3.3%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	7,432
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,302
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,997
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,901
Rev., 5.00%, 6/1/2026	1,120	1,159
Rev., 5.00%, 6/1/2028	2,620	2,809
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	15

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2029	1,120	1,200
County of Delaware Series 2024, GO, 5.00%, 8/1/2042	1,475	1,628
Erie City Water Authority Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,361
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,228
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,955
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	290
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	12,050	12,342
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024A-1, Rev., 5.25%, 8/15/2053	5,910	6,424
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,881
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,118
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,524
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,270
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,116
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,377
School District of the City of Erie (The), Limited Tax Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,178
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,500	1,425
Total Pennsylvania		66,917
Puerto Rico — 1.0%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (e)	10,000	10,577
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	5,000	4,494
Series A-1, Rev., 4.75%, 7/1/2053	6,000	5,943
Total Puerto Rico		21,014
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	5,005
South Carolina — 0.1%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	1,000	1,115
South Carolina Public Service Authority, Santee Cooper Series 2024 B, Rev., AGM, 5.00%, 12/1/2049	1,500	1,622
Total South Carolina		2,737
Tennessee — 5.8%
Knox County Health Educational and Housing Facility Board, East Tennessee Children's Hospital Rev., 4.00%, 11/15/2043	6,145	5,824
Metropolitan Government of Nashville and Davidson County GO, 4.00%, 7/1/2036	24,290	24,660
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,087
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,218
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	10,095
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,768
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,123
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	3,605	3,876
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	1,725
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	2,963
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	845
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,300	10,377
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,222
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,657
Total Tennessee		119,440
Texas — 6.1%
Austin Independent School District, Unlimited Tax Series 2023, GO, 5.00%, 8/1/2040	3,000	3,360
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,958
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	1,001
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	2,000	2,166
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000	1,137
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	3,000	3,388
Series 2024 C, Rev., 5.00%, 8/15/2034	2,040	2,336
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,408
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	2,000	2,449
City of Mesquite, Combination tax GO, 4.13%, 2/15/2040	1,665	1,686
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	2,000	2,271
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,886
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,520	1,519
Coastal Water Authority, City of Houston Projects Rev., 5.00%, 12/15/2025	5,115	5,123
County of Harris Toll Road, First Lien Series 2024 A, Rev., 5.00%, 8/15/2040	1,500	1,699
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,000
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	9,905	10,185
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,860
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,225
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,393
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	955
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2039	4,750	5,269
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	1,146
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	525	444
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,054
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2030	1,100	1,125
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2049	2,500	2,695
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,058
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,750	2,030
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020B-1, Rev., 4.00%, 11/15/2027	10,860	10,497
Series 2020A, Rev., 6.25%, 11/15/2031	500	494
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,473
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	11,000	12,576
Texas Municipal Gas Acquisition and Supply Corp. IV Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135	6,908
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,226
Texas Water Development Board, State Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,571
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,380
Total Texas		125,951
Utah — 1.9%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.50%, 9/3/2024 (b)	35,000	35,000
Utah Infrastructure Agency, Clearfield City Project Rev., 4.00%, 10/15/2040	915	913
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,461
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	17

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,038
Rev., 4.00%, 10/15/2038	1,560	1,584
Total Utah		39,996
Virginia — 1.5%
Lynchburg Economic Development Authority, Centra Health Obligated Group Rev., 4.00%, 1/1/2037	1,590	1,614
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project Rev., NATL - RE, 5.25%, 1/1/2026	2,175	2,223
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,530
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,276
Series 2023, Rev., 5.00%, 8/1/2043	2,795	3,141
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 4.00%, 1/1/2032	3,000	3,027
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project Series 2022, Rev., AMT, 4.00%, 7/1/2033	7,000	7,038
Total Virginia		29,849
Washington — 1.3%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,700
County of Snohomish, Limited Tax GO, 4.00%, 12/1/2039	1,470	1,523
Port of Seattle, Intermediate Lien Series B, Rev., 5.00%, 11/12/2024	5,000	5,018
State of Washington, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,451
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,616
Tacoma Metropolitan Park District, Unlimited Tax GO, 5.00%, 12/1/2036	600	633
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (d)	1,920	1,926
Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,944
Total Washington		25,811
Wisconsin — 1.2%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	1,035	930
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,891
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	1,190	1,157
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wisconsin — continued
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	500	463
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2041 (d)	2,320	2,003
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	12,986
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,087
Total Wisconsin		25,517
Wyoming — 1.1%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	21,898
Total Municipal Bonds (Cost $1,884,739)		1,911,887
	SHARES (000)
Short-Term Investments — 6.5%
Investment Companies — 6.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g) (Cost $133,803)	133,794	133,808
Total Investments — 99.4% (Cost $2,018,542)		2,045,695
Other Assets Less Liabilities — 0.6%		11,362
NET ASSETS — 100.0%		2,057,057

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	August 31, 2024

GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,206	12/31/2024	USD	250,292	43
U.S. Treasury 5 Year Note	284	12/31/2024	USD	31,058	(47)
					(4)
Short Contracts
U.S. Treasury Ultra Bond	(240)	12/19/2024	USD	(31,493)	500
					496

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	19

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—90.4% (a)
Alabama—0.3%
Utility—0.3%
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,073
California—0.5%
Other Revenue—0.1%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	3,300	384
Transportation—0.4%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	1,525	1,539
Total California		1,923
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	259
Georgia—1.9%
Hospital—0.3%
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2034	1,000	1,146
Utility—1.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,750	2,896
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,160	1,253
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,750	1,897
		6,046
Total Georgia		7,192
Kentucky—1.6%
Industrial Development Revenue/Pollution Control Revenue—0.7%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,555	2,561
Utility—0.9%
Kentucky Public Energy Authority
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,592
Series 2024B, Rev., 5.00%, 8/1/2032 (b)	1,750	1,900
		3,492
Total Kentucky		6,053
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
New York—83.6%
Education—5.5%
New York State Dormitory Authority
Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,225
Series 2024A, Rev., 5.50%, 7/1/2054	1,200	1,373
New York State Dormitory Authority, Brooklyn Law School, Series 2019 A, Rev., 5.00%, 7/1/2033	2,400	2,533
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,240
New York State Dormitory Authority, New York University, Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,335
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2033	730	826
Series 2024 A, Rev., 5.25%, 5/1/2035	1,000	1,139
Series 2024 A, Rev., 5.50%, 5/1/2049	225	247
Series 2024 A, Rev., 5.50%, 5/1/2056	3,000	3,281
New York State Dormitory Authority, School Districts Financing Program, Series 2009A, Rev., AGC, 5.00%, 10/1/2024	10	10
		20,209
General Obligation—15.5%
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,009
City of New York, Fiscal Year 2018, Series 2018F-1, GO, 5.00%, 4/1/2034	2,500	2,658
City of New York, Fiscal Year 2020, Series 2020C-1, GO, 5.00%, 8/1/2033	2,000	2,223
City of New York, Fiscal Year 2022, Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,695
City of New York, Fiscal Year 2023, Series 2023A, Subseries A-4, GO, VRDO, 3.80%, 9/3/2024 (b)	935	935
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2037	1,400	1,579
Series 2023E, GO, 4.00%, 4/1/2042	1,000	998
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,210
City of Oneida, GO, BAN, 4.50%, 3/28/2025	3,600	3,630
City of Yonkers
Series 2024 A, GO, AGM, 5.00%, 2/15/2041	1,000	1,110
Series 2024B, GO, AGM, 5.00%, 2/15/2041	1,000	1,110
Series 2024 A, GO, AGM, 5.00%, 2/15/2042	1,505	1,663
Series 2024B, GO, AGM, 5.00%, 2/15/2042	1,000	1,105
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,124
County of Monroe, GO, 4.00%, 6/1/2040	2,115	2,164
County of Nassau, Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,115
County of Nassau, General Improvement, Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,530
County of Onondaga, Series 2022, GO, 4.00%, 6/15/2037	2,000	2,097
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,514
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,547
Series 2018-A, GO, 4.00%, 12/1/2028	1,000	1,037
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,010
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	3,500	3,538
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,010
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,895
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,140
Town of Babylon, Series 2022, GO, 4.00%, 12/15/2041	1,295	1,330
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	1,036
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,430
Town of Oyster Bay, Public Improvement, GO, AGM, 5.00%, 8/1/2029	500	557
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,084
GO, 4.00%, 1/15/2041	2,000	2,041
		57,124
Hospital—0.9%
New York State Dormitory Authority, Northwell Health Obligated Group, Series 2022 A, Rev., 4.25%, 5/1/2052	1,595	1,572
Oneida County Local Development Corp., Mohawk Valley Health System Project, Series 2019A, Rev., AGM, 4.00%, 12/1/2049	1,785	1,706
		3,278
Housing—0.3%
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp., Series 2017, Rev., 5.00%, 5/1/2040	1,000	1,016
Industrial Development Revenue/Pollution Control Revenue—1.5%
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,393
New York City Industrial Development Agency, Yankee Stadium Project, Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,500	2,725
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,443
		5,561
Other Revenue—24.5%
Battery Park City Authority, Series 2019D-1, Rev., VRDO, 3.85%, 9/3/2024 (b)	5,900	5,900
Battery Park City Authority, Series 2019 B, Rev., 5.00%, 11/1/2040	2,000	2,176
Chautauqua Tobacco Asset Securitization Corp., Series 2014, Rev., 5.00%, 6/1/2048	3,200	3,112
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,661
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,603
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,209
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,766
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015 S-1, Rev., 5.00%, 7/15/2031	2,500	2,519
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	21

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,138
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,276
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,083
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019, Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,066
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,064
Series 2022B-1, Rev., 4.00%, 8/1/2039	4,475	4,559
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,724
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,216
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,116
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,107
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	1,000
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2030	2,000	2,043
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured, Series A, Rev., Zero Coupon, 11/15/2047	1,600	540
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,865
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,873
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,095
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,079
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,148
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,084
New York State Housing Finance Agency, 10 Barclay Street, Series 2004A, Rev., VRDO, 2.90%, 9/12/2024 (b)	2,700	2,700
New York State Urban Development Corp., State Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	4,969
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
Suffolk Regional Off-Track Betting Co., Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,046
Suffolk Tobacco Asset Securitization Corp., Series 2021 A-2, Rev., 5.00%, 6/1/2029	2,250	2,403
Triborough Bridge and Tunnel Authority Sales Tax
Series 2024A SUB A2, Rev., 5.25%, 5/15/2059	2,500	2,736
Series 2024A, Subseries A-1, Rev., 4.13%, 5/15/2064	3,515	3,428
TSASC, Inc., Series B, Rev., 5.00%, 6/1/2048	2,350	2,123
Westchester County Local Development Corp., Kendal on Hudson Project, Series 2022B, Rev., 5.00%, 1/1/2032	240	257
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project, Series 2021 A, Rev., 5.00%, 7/1/2056 (c)	2,000	1,994
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,832
Series B, Rev., 5.00%, 6/1/2034	2,000	2,061
		90,571
Special Tax—7.5%
New York State Dormitory Authority, Personal Income Tax, Series 2015B, Rev., 5.00%, 2/15/2035	1,500	1,512
New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,671
New York State Thruway Authority, Personal Income Tax
Series 2022A, Rev., 5.00%, 3/15/2037	1,500	1,710
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,534
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,572
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,501
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	2,763
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,032
Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	3,025
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,485
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,072
		27,877
Transportation—14.6%
Metropolitan Transportation Authority, Series 2015 A-2, Rev., 5.00%, 5/15/2030 (b)	2,185	2,386
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Metropolitan Transportation Authority
Series C-1, Rev., 5.25%, 11/15/2030	1,500	1,537
Series A-1, Rev., 5.00%, 11/15/2031	2,500	2,573
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,016
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,270
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,066
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,409
Series N, Rev., 4.00%, 1/1/2041	2,500	2,507
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,064
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,230
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,290
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, Series 2024, Rev., AMT, AGM, 5.00%, 6/30/2049	1,000	1,051
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,350
Series 244, Rev., 5.00%, 7/15/2041	2,000	2,284
Series 237, Rev., 5.00%, 1/15/2052	3,000	3,257
Triborough Bridge and Tunnel Authority, Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,134
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,525
Series 2024A, Subseries A-2, Rev., 5.00%, 11/15/2029	1,035	1,159
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,259
Series B, Rev., 5.00%, 11/15/2033	1,500	1,568
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,668
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,044
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,369
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,588
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series 2024C, Rev., 5.00%, 11/15/2035	1,000	1,179
		53,783
Utility—8.1%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	1,500	1,479
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	1,500	1,481
Long Island Power Authority, Electric System
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,138
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,081
Series 2024A, Rev., 5.00%, 9/1/2049	1,250	1,374
New York Power Authority, Green Transmission Project
Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	959
Series 2022A, Rev., AGM, 4.00%, 11/15/2038	2,000	2,082
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,361
Series 2023 TE-1, Rev., 5.00%, 12/15/2041	10,620	12,258
Utility Debt Securitization Authority, Restructuring Bond, Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,532
		29,745
Water & Sewer—5.2%
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024
Series 2024, Subseries CC-2, Rev., 5.00%, 6/15/2046	2,000	2,209
Series 2024, Subseries BB-1, Rev., 5.25%, 6/15/2047	1,000	1,119
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,163
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	2,002
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,505
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021, Series 2021, Subseries BB-2, Rev., 4.00%, 6/15/2042	1,075	1,077
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,500
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	23

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,233
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,298
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (d)	4,175	4,288
		19,394
Total New York		308,558
Ohio—0.6%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	353
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,028
Utility—0.2%
Ohio Air Quality Development Authority, Duke Energy Corp., Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,015
Total Ohio		2,396
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,118
Puerto Rico—1.0%
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	3,500	1,174
Series A-1, Rev., 4.75%, 7/1/2053	1,500	1,486
Series A-2, Rev., 4.78%, 7/1/2058	1,000	987
		3,647
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
South Dakota—0.2%
Utility—0.2%
South Dakota Housing Development Authority, Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (e)	500	567
Wisconsin—0.3%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	995	1,093
Total Municipal Bonds (Cost $328,472)		333,879
	Shares (000)
Short-Term Investments—8.7%
Investment Companies—8.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g)(Cost $31,949)	31,947	31,950
Total Investments—99.1% (Cost $360,421)		365,829
Assets in Excess of Other Liabilities—0.9%		3,356
Net Assets—100.0%		369,185

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	August 31, 2024

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	208	12/31/2024	USD	43,168	7
U.S. Treasury 5 Year Note	50	12/31/2024	USD	5,468	(8)
					(1)
Short Contracts
U.S. Treasury Ultra Bond	(42)	12/19/2024	USD	(5,511)	88
					87

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	25

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.0% (a)
Alabama — 3.0%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2033	325	361
Rev., 5.00%, 7/1/2034	375	415
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,567
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,518
City of Huntsville, Warrants Series 2017D, GO, 5.00%, 11/1/2024	160	161
City of Montgomery, Warrants Series 2020, GO, 4.00%, 2/1/2025	100	100
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,500	1,529
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,136
Selma Industrial Development Board, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (b)	3,625	3,618
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,228
Total Alabama		22,633
Alaska — 0.0% ^
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	101
Arizona — 4.8%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	3,540	3,556
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,404
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,486
City of Glendale Rev., 5.00%, 7/1/2028	2,850	3,104
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	500
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	508
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,558
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	4,284
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,274
Series 2023 A3, Rev., 5.00%, 11/1/2030 (b)	3,050	3,384
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,235
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	2,023
Total Arizona		36,316
Arkansas — 0.7%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	341
City of Rogers, Sales Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	4,044
County of Sharp, Sales and Use Tax Rev., 5.00%, 3/1/2026	685	704
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	244
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	183
Total Arkansas		5,627
California — 4.4%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,657
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,685
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (c)	3,050	3,079
California Municipal Finance Authority, North Bay Healthcare Group Series 2017A, Rev., 5.00%, 11/1/2024	800	801
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	262
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	263
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2026	3,000	3,147
Novato Unified School District Series 2014A, GO, 5.00%, 9/23/2024	1,800	1,802
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,089
GO, 4.00%, 8/1/2029	4,180	4,269
GO, 4.00%, 8/1/2030	10,000	10,193
Total California		33,247
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — 2.3%
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	2,000	2,096
Series 2024B, GO, 5.00%, 8/1/2026	2,000	2,096
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,097
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (b)	1,800	1,943
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,455	3,724
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.71%, 9/12/2024 (d)	1,455	1,455
State of Colorado
Series 2018 A, COP, 5.00%, 12/15/2029	1,900	2,073
Series 2021A, COP, 4.00%, 12/15/2039	3,075	3,141
Total Colorado		17,625
District of Columbia — 2.3%
District of Columbia Series 2019 A, GO, 5.00%, 10/15/2028	1,440	1,580
Metropolitan Washington Airports Authority Aviation
Series 2021 A, Rev., AMT, 5.00%, 10/1/2025	7,000	7,145
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	893
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,333
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	1,000	997
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,182
Total District of Columbia		17,130
Florida — 2.1%
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2025	300	308
County of Miami-Dade Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2029	1,315	1,397
County of Miami-Dade, Aviation System Series B, Rev., 5.00%, 10/30/2024	3,690	3,700
County of Pasco Series A, Rev., 5.00%, 10/1/2024	250	250
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,742
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	400	434
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	400	441
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (b)	1,000	1,123
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029 (e)	1,565	1,732
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	315	323
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,507
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,025	1,068
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	762
State of Florida Board of Education, Public Education Capital Outlay Series 2020 B, GO, 5.00%, 6/1/2028	500	545
Total Florida		16,332
Georgia — 2.7%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,017
Series A-1, Rev., 5.00%, 7/1/2028	1,150	1,168
City of Columbus Series 2022, GO, 5.00%, 1/1/2025	100	101
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	414
Series 2023B, Rev., 5.00%, 4/1/2027	350	370
Series 2023B, Rev., 5.00%, 4/1/2028	750	809
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	1,480	1,592
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	254
Rev., 5.00%, 7/1/2026	275	284
Rev., 5.00%, 7/1/2028	375	394
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (b)	1,000	1,006
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,052
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,063
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,605
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	27

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,463
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,745	4,006
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,108
Total Georgia		20,706
Illinois — 9.5%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,045
GO, 4.00%, 6/1/2030	1,285	1,334
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,186
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,040
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,587
Series 2023 C, Rev., AMT, 5.00%, 1/1/2029	5,000	5,310
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,568
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,191
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,182
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,240
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	715
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	747
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 4.00%, 12/1/2030	1,225	1,275
Cook County School District No. 69, Skokie, Limited Tax GO, 4.00%, 12/1/2031	820	847
DeKalb County Community Unit School District No. 428 DeKalb GO, 4.00%, 1/1/2031	1,000	1,033
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	588
Glenview Park District
GO, 5.00%, 12/1/2026	300	316
GO, 5.00%, 12/1/2029	350	368
Grundy and Kendall Counties Consolidated Grade School District No. 60-C GO, 4.00%, 2/1/2030	1,145	1,199
Illinois Finance Authority, DePaul University Rev., 5.00%, 10/1/2025	300	306
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	2,022
Rev., 4.00%, 1/15/2032	2,120	2,170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (f)	6,500	6,652
Series 2024B, Rev., 5.00%, 4/1/2027	2,400	2,538
Series 2024B, Rev., 5.00%, 4/1/2028	2,700	2,915
Illinois Housing Development Authority
Series 2022 E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,915	2,017
Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	5,000	5,592
Kane and DeKalb Counties Community Unit School District No. 301 Burlington GO, 5.00%, 1/1/2027	355	373
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community GO, AGM, 4.00%, 5/1/2029	2,000	2,040
Maine Township High School District No. 207 of Cook Country Series 2019A, GO, 5.00%, 12/1/2028	1,930	2,109
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2028	410	422
GO, AGM, 4.00%, 4/1/2029	240	248
GO, AGM, 4.00%, 4/1/2030	375	386
Peoria Public Building Commission
Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,455	1,547
Series 2019A, Rev., AGM, 5.00%, 12/1/2029	2,400	2,543
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,077
State of Illinois
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,089
Series 2023B, GO, 5.00%, 5/1/2028	1,000	1,072
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,608
GO, 5.50%, 5/1/2030	1,525	1,664
Village of Skokie GO, 5.00%, 12/1/2028	1,550	1,693
Will County Forest Preservation District, Limited Tax GO, 5.00%, 12/15/2027	805	865
Total Illinois		72,719
Indiana — 1.5%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,974
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,192
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026	500	516
Total Indiana		11,682
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 0.5%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.95%, 9/12/2024 (b)	4,000	4,000
Kansas — 0.8%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	306
Series 2018, Rev., 5.00%, 9/1/2026	465	485
City of Wichita, Water and Sewer System Series 2016B, Rev., 5.00%, 10/1/2024	200	200
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2024	170	171
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,827
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	430	439
Series 2019A, GO, AGM, 5.00%, 9/1/2026	320	333
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	430
Total Kansas		6,191
Kentucky — 1.7%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	6,250	6,264
Kentucky Public Energy Authority Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,657
Kentucky State Property and Building Commission, Project No. 113 Series 2024 B, Rev., 5.00%, 11/1/2027	1,005	1,074
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2028	1,480	1,609
Total Kentucky		12,604
Louisiana — 0.5%
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	376
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	635
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	538
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	322
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	257
Series 2023A, Rev., 5.00%, 10/15/2028	175	190
Series 2023A, Rev., 5.00%, 10/15/2029	175	194
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
Series 2023A, Rev., 5.00%, 10/15/2030	200	225
State of Louisiana Series 2024 E, GO, 5.00%, 9/1/2029 (e)	700	778
Total Louisiana		3,515
Maryland — 0.4%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,077
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,271
Total Maryland		3,348
Massachusetts — 1.7%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,353
Massachusetts Department of Transportation Series 1997-A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,376
Massachusetts Development Finance Agency, Caregroup Series 2015 H-1, Rev., 5.00%, 7/1/2025 (f)	1,445	1,469
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2026	435	446
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	1,000	1,006
Total Massachusetts		12,650
Michigan — 0.3%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	661
GO, 5.00%, 4/1/2028	245	264
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	398
Series 2019-II, GO, 5.00%, 5/1/2028	600	649
Series 2019-II, GO, 5.00%, 5/1/2029	250	275
Total Michigan		2,247
Minnesota — 0.3%
City of Minneapolis Series 2021, GO, 4.00%, 12/1/2024	355	356
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2026	195	201
Series 2019C, COP, 5.00%, 2/1/2026	320	330
Series 2019B, COP, 5.00%, 2/1/2027	185	195
Series 2019B, COP, 5.00%, 2/1/2028	175	187
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	29

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2019C, COP, 5.00%, 2/1/2028	350	374
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (f)	570	585
Total Minnesota		2,228
Mississippi — 0.7%
Mississippi Business Finance Corp., Pollution Control, Power Co., Project Rev., 3.20%, 9/1/2028	4,000	3,993
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,515
Total Mississippi		5,508
Missouri — 3.0%
City of Kansas City Series 2019A, Rev., 5.00%, 12/1/2024	140	141
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2024	100	100
City of St. Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,757
County of Greene, Missouri Capital project Series 2018, COP, 4.00%, 9/1/2024	450	450
Curators of the University of Missouri (The) Series 2020 B, Rev., 5.00%, 11/1/2030	5,705	6,482
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	7,500	8,050
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	385	415
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,435
Missouri Highway and Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,939
Total Missouri		22,769
Nebraska — 1.0%
Nebraska Investment Finance Authority, Single Family Housing Series 2023 C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,790	5,116
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,049
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	289
COP, 5.00%, 12/15/2027	495	530
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
COP, 5.00%, 12/15/2028	540	584
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (f)	250	255
Total Nebraska		7,823
Nevada — 0.4%
Nevada Housing Division, Woodcreek Apartments Rev., FHA, 5.00%, 12/1/2024 (b)	2,775	2,786
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,062
New Jersey — 6.3%
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	1,000	1,006
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	1,000	1,007
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	1,600	1,612
New Jersey Economic Development Authority, School Facilities Construction
Series 2017DDD, Rev., 5.00%, 6/15/2026	1,840	1,913
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,412
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (c)	5,500	5,769
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,105
Series A, Rev., 5.00%, 6/15/2029	5,350	5,530
Series A, Rev., 5.00%, 6/15/2031	4,750	4,889
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,602
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	7,455	7,772
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	1,110	1,169
Township of Brick GO, BAN, 4.25%, 3/19/2025	5,000	5,028
Total New Jersey		47,814
New Mexico — 1.3%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,765
County of Sandoval GO, 5.00%, 8/1/2026	650	677
New Mexico Finance Authority Series 2018 A, Rev., 5.00%, 6/15/2029	5,080	5,505
Total New Mexico		9,947
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — 7.6%
City of Oneida GO, BAN, 4.50%, 3/28/2025	8,000	8,066
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	2,000	2,020
Long Island Power Authority, Electric System Rev., 5.00%, 9/1/2027	500	537
Longwood Central School District, Suffolk County GO, 5.00%, 6/15/2026	365	381
Metropolitan Transportation Authority, Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,105
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,014
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,734
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,048
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,769
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,593
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	3,755	4,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,541
New York State Dormitory Authority Series 2024A, Rev., AGM, 5.00%, 10/1/2028	5,800	6,356
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2027	250	263
Series 2024 A, Rev., 5.25%, 5/1/2028	290	310
Series 2024 A, Rev., 5.25%, 5/1/2029	300	326
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,979
New York State Dormitory Authority, School Districts Financing Program Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,420
New York State Dormitory Authority, St. John's University
Series 2021A, Rev., 4.00%, 7/1/2029	975	1,021
Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,578
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021 A, Rev., 5.00%, 3/15/2031	80	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Urban Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,000	1,057
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,415
Total New York		57,624
North Carolina — 2.4%
County of Mecklenburg Series 2015A, Rev., 5.00%, 10/1/2024	250	251
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (b)	3,825	4,068
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,680
Total North Carolina		17,999
North Dakota — 0.2%
City of Grand Forks, Altru Health System
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	386
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	345
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	494
Total North Dakota		1,225
Ohio — 2.7%
American Municipal Power, Inc. Prairie State Energy Campus Project Series 2023A, Rev., 5.00%, 2/15/2026	1,500	1,551
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	154
Series 2018A, Rev., 5.00%, 10/1/2027	250	268
Series 2018A, Rev., 5.00%, 10/1/2028	250	269
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,690
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,688
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	202
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	466
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 5.00%, 12/1/2028	2,300	2,396
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,868
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,353
Total Ohio		20,905
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	31

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 3.0%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	370
Rev., 5.00%, 9/1/2026	820	844
Rev., 5.00%, 9/1/2027	1,250	1,301
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,148
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,285
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	400
Rev., 5.00%, 9/1/2029	1,175	1,254
Muskogee Industrial Trust, Muskogee Public Schools Project
Rev., 5.00%, 9/1/2027	480	501
Series 2019, Rev., 4.00%, 9/1/2029	3,010	3,058
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,086
Oklahoma State University, Agricultural Mechanical Colleges Series 2021A, Rev., 5.00%, 9/1/2024	255	255
Total Oklahoma		22,502
Oregon — 0.1%
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	650	670
Pennsylvania — 5.2%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	359
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	884
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 4.03%, 9/6/2024 (d)	2,500	2,466
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,372
Commonwealth Financing Authority Series 2019 B, Rev., 5.00%, 6/1/2029	500	550
Commonwealth of Pennsylvania Series 2023, GO, 5.00%, 9/1/2029	650	725
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2027	1,565	1,600
Series 2019A, GO, 4.00%, 10/1/2028	920	942
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,431
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2023A, Rev., 5.00%, 6/1/2029	2,000	2,197
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,000
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,376
Panther Valley School District
GO, 2.00%, 10/15/2026	750	726
GO, 2.00%, 10/15/2027	680	649
GO, 2.00%, 10/15/2028	300	282
GO, 2.00%, 10/15/2029	300	277
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,046
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-146A, Rev., 6.25%, 10/1/2054	3,000	3,353
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,233
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,000	1,062
Pennsylvania Turnpike Commission, Subordinate Series 2021 B, Rev., 5.00%, 12/1/2027	1,025	1,102
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program Rev., 5.00%, 6/1/2032	100	115
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	591
Series 2019B, GO, 4.00%, 10/1/2029	420	431
Total Pennsylvania		39,769
South Carolina — 0.5%
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,984
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055 (e)	1,500	1,702
Tennessee — 2.4%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	175	175
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2026	1,165	1,181
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	760	771
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Chippington Towers Project Rev., 0.45%, 10/1/2024 (b)	10,000	9,976
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,549
Total Tennessee		18,652
Texas — 9.9%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,070
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,019
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	261
Series 2018C, Rev., 5.00%, 8/1/2027	200	213
Series 2018C, Rev., 5.00%, 8/1/2029	325	346
Bridge City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2033	520	585
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,742
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	1,130	1,177
City of Denton GO, 5.00%, 2/15/2025	270	273
City of El Paso Series 2023, GO, 5.00%, 8/15/2025	1,080	1,104
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	558
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	780	819
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2027	4,125	4,429
City of Houston, Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2025	2,980	3,031
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2026	6,000	6,311
City of Lubbock Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2028	1,120	1,208
City of Pearland, Permanent Improvement Series 2017, GO, 5.00%, 3/1/2025	225	227
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030 (e)	600	670
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030 (e)	1,000	1,115
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Waco, Combination Tax
Series 2024 A, GO, 5.00%, 2/1/2028	1,920	2,068
Series 2024 A, GO, 5.00%, 2/1/2029	2,000	2,197
County of Bastrop, Combination Tax GO, 5.00%, 8/1/2030 (e)	1,145	1,278
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,175
Elgin Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 8/1/2032	1,025	1,178
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	1,000	1,067
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2026	1,910	1,919
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,475	1,592
Series 2024 B, Rev., 5.00%, 7/1/2031	1,250	1,410
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2025	530	530
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,456
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,515
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	257
Series 2017A, Rev., 5.00%, 10/15/2029	500	514
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,132
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	899
Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,380	2,662
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,048
Rev., 5.00%, 11/1/2029	1,530	1,661
North Texas Tollway Authority, First Tier
Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,858
Series A, Rev., 4.00%, 1/1/2033	2,500	2,532
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,099
S&S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	600
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2030 (e)	1,575	1,762
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	33

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,692
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,395	1,484
Texas Municipal Gas Acquisition & Supply Corp. IV Series 2023A, Rev., 5.50%, 1/1/2030 (b)	3,040	3,283
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	890	920
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,202
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2024	1,150	1,153
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2027	350	372
Total Texas		75,673
Utah — 0.9%
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	5,000	5,068
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2027	720	756
Rev., AGM, 5.00%, 2/1/2029	1,070	1,127
Total Utah		6,951
Virginia — 2.8%
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026 (f)	1,500	1,561
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2026	3,240	3,411
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (f)	7,435	7,746
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., AGM, 5.00%, 7/1/2026	500	519
Series 2023, Rev., AGM, 5.00%, 7/1/2027	360	380
Series 2023, Rev., AGM, 5.00%, 7/1/2028	350	376
Series 2023, Rev., AGM, 5.00%, 7/1/2029	500	545
Series 2023, Rev., AGM, 5.00%, 7/1/2030	750	826
Series 2023, Rev., AGM, 5.00%, 7/1/2031	1,000	1,108
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	2,190	2,367
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (f)	1,090	1,118
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,500	1,501
Total Virginia		21,458
Washington — 3.1%
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	1,000	1,028
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021 S 1, Rev., 5.00%, 11/1/2030	1,530	1,733
Energy Northwest, Project 1 Series 2024 B, Rev., 5.00%, 7/1/2027	2,500	2,666
State of Washington, Various Purpose Series 2024 C, GO, 5.00%, 2/1/2027	3,000	3,173
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,327
Total Washington		23,927
Wisconsin — 1.4%
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,577
Wauwatosa School District, School Building and Improvement Series 2019A, GO, 5.00%, 3/1/2029	6,025	6,380
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018 B-1, Rev., 5.00%, 7/1/2027 (b)	1,280	1,326
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	331
Total Wisconsin		10,614
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc. Series 2017A, Rev., 5.00%, 1/1/2027 (f)	1,000	1,056
Total Municipal Bonds (Cost $720,192)		724,321
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 5.96%, 6/25/2032 (b)(Cost $8)	9	9
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (g) (h) (Cost $38,575)	38,572	38,576
Total Investments — 100.1% (Cost $758,775)		762,906
Liabilities in Excess of Other Assets — (0.1)%		(661)
NET ASSETS — 100.0%		762,245

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	35

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 94.3% (a)
Alabama — 1.1%
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,039
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,887
Total Alabama		6,926
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,159
Northern Tobacco Securitization Corp., Senior Lien Series 2021A CL1, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,063
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,855	384
Total Alaska		2,606
Arizona — 1.6%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,235
Series 2022A, Rev., 4.25%, 11/1/2052	800	789
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,323
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,155
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	364
Series 2018A, Rev., 5.00%, 7/1/2037	200	206
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2042	1,000	1,111
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	2,000	2,225
Total Arizona		10,408
Arkansas — 0.4%
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 B, Rev., 5.00%, 11/1/2030	2,280	2,588
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — 8.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,726
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,695
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	523
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,230
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	511
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	4,500	5,016
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	2,695	2,721
California Infrastructure and Economic Development Bank, California Academy Of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,019
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2047	1,000	1,005
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	151
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	154
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	156
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	3,500	3,898
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2049	2,000	2,192
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,932
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,135
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,543
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,110	1,027
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	5,000	582
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2043	7,150	7,132
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,869
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,628
State of California, Various Purpose GO, 5.00%, 8/1/2028	1,500	1,639
Total California		51,602
Colorado — 2.3%
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500	1,670
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	673
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,776
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,097
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,438
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,039
Colorado Springs School District No. 11 Facilities Corp. COP, 5.00%, 12/15/2043	1,200	1,315
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	1,001
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,490
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,487
Total Colorado		14,986
Connecticut — 0.4%
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (b)	1,500	1,639
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	975
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	159
Total Connecticut		2,773
Delaware — 0.4%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group
Series 2023B, Rev., 5.00%, 11/15/2038	770	814
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — continued
Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,019
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	512
Series A, Rev., 5.00%, 9/1/2046	500	504
Total Delaware		2,849
District of Columbia — 1.9%
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	1,925	1,885
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,142
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	893
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,195
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,165
Total District of Columbia		12,280
Florida — 2.3%
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,000	1,138
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,932
City of Tallahassee Utility System Series 2024 A, Rev., 5.00%, 10/1/2035	1,000	1,175
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	615	628
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2037	4,000	4,176
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	228
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,058
Okaloosa County School Board COP, AGC, 5.00%, 10/1/2049	3,000	3,253
Total Florida		14,588
Georgia — 4.2%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2045	1,250	1,238
Development Authority of Burke County (The) Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000	1,007
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	750	772
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	37

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,121
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	6,500	6,845
Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,288
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,195	3,418
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,063
Total Georgia		26,752
Idaho — 0.3%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,737
Illinois — 4.7%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,853
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,386
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,098
Series 2024 B, Rev., 5.50%, 1/1/2059 (e)	1,000	1,109
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	690
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	186
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	308
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	2,000	2,292
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	1,000	1,098
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,603
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,575
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	325	326
Series 2024B, GO, 5.00%, 5/1/2025	2,000	2,024
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,549
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,699
GO, 4.00%, 6/1/2037	45	45
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2023B, GO, 4.50%, 5/1/2048	615	616
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,047
Total Illinois		30,504
Indiana — 0.7%
Carmel Clay School Building Corp. Series 2021, Rev., 4.00%, 7/15/2028	2,055	2,152
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	425
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2036	1,000	1,142
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	931
Total Indiana		4,650
Iowa — 0.0% ^
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	1,250	194
Kentucky — 0.8%
Kentucky Public Energy Authority Series 2024B, Rev., 5.00%, 8/1/2032 (b)	4,500	4,886
Louisiana — 2.0%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	995
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	635
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,060
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (b)	10,000	10,000
Total Louisiana		12,690
Maryland — 1.2%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,141
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,271
Total Maryland		7,412
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — 1.5%
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,010	1,026
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,696
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,783
Total Massachusetts		9,505
Michigan — 2.0%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	295
Series 2021A, GO, 4.00%, 4/1/2042	350	339
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	452
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,456
Michigan Finance Authority, Trinity Health Credit Group Series 2022B, Rev., 5.00%, 12/1/2028 (b)	2,000	2,148
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	5,016
Total Michigan		12,706
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,139
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	130	130
Total Minnesota		1,289
Mississippi — 0.2%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,004
Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,040
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	990	1,087
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,890	2,947
Total Missouri		6,099
Nebraska — 1.6%
Central Plains Energy Project, Gas Project No. 3
Series A, Rev., 5.00%, 9/1/2035	1,500	1,630
Series 2017A, Rev., 5.00%, 9/1/2042	750	827
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	8,009
Total Nebraska		10,466
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	650	650
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,081
Total New Hampshire		1,731
New Jersey — 2.7%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	415	427
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	248
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,832
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,766
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,491
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,001
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,001
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,024
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,554
Total New Jersey		17,344
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	39

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 0.2%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,550	1,593
New York — 13.7%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	355
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	634
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.00%, 4/1/2044	1,500	1,655
City of Oneida GO, BAN, 4.50%, 3/28/2025	7,300	7,360
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	930
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,000	2,958
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	3,000	2,962
Series 2024A, Rev., 5.00%, 9/1/2049	1,500	1,649
New York City Industrial Development Agency, Yankee Stadium Project Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,100	2,289
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	2,998
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	411
New York City Transitional Finance Authority Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	1,250	1,242
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,270
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	483
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,219
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	2,000	2,338
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,465
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,541
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,417
New York State Dormitory Authority
Series 2024A, Rev., 5.25%, 3/15/2052	3,270	3,628
Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,420
Series 2024A, Rev., 5.50%, 7/1/2054	2,350	2,689
New York State Dormitory Authority, Northwell Health Obligated Group Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,234
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2043	475	522
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,253
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,070
Rev., AMT, 5.00%, 1/1/2034	1,125	1,160
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,484
Rev., AMT, 4.38%, 10/1/2045	1,200	1,154
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,916
Port Authority of New York and New Jersey, Consolidated
Series 244, Rev., 5.00%, 7/15/2040	1,755	2,010
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,329
Sherburne Earlville Central School District GO, BAN, 4.50%, 7/18/2025	3,000	3,030
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2024C, Rev., 5.00%, 11/15/2035	1,000	1,179
Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	990
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	907
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	131
Total New York		88,324
North Carolina — 0.6%
County of Durham Series 2024 A, Rev., 5.00%, 6/1/2041	1,390	1,580
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
County of Johnston Water and Sewer System Series 2024, Rev., 4.00%, 4/1/2054	650	639
North Carolina Housing Finance Agency, Homeownership Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,250	1,384
Total North Carolina		3,603
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042	1,375	1,483
Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2031	3,000	3,230
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,465	4,103
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	598
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	226
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,658
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2027	1,515	1,598
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	2,000
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,655	2,729
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,165	1,154
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	206
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	2,575	2,613
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	961
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,094
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 A, Rev., 5.25%, 8/15/2048	1,000	1,108
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,500	2,745
Total Ohio		27,023
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oklahoma — 0.5%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.50%, 8/15/2052	2,000	2,062
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2040	1,000	1,130
Total Oklahoma		3,192
Oregon — 1.4%
City of Portland, Sewer System Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,760
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,176
Total Oregon		8,936
Pennsylvania — 5.1%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,219
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2029	110	118
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2036	510	529
Rev., 5.00%, 11/1/2037	250	259
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	5,000	5,121
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project Rev., 5.00%, 12/1/2044	350	357
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	983
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,943
Pennsylvania Housing Finance Agency Series 2024-145A, Rev., 6.00%, 10/1/2054	1,500	1,656
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/12/2024 (b)	10,000	10,000
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,353
Total Pennsylvania		32,538
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	41

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Puerto Rico — 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	1,500	1,348
Series A-2, Rev., 4.78%, 7/1/2058	2,750	2,715
Total Puerto Rico		4,063
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	1,001
South Carolina — 1.4%
Greenville-Spartanburg Airport District Series 2024A, Rev., 5.25%, 7/1/2054	1,500	1,632
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,094
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,897
South Carolina Public Service Authority, Santee Cooper
Series 2024 B, Rev., 5.00%, 12/1/2041	1,150	1,267
Series 2024 B, Rev., AGM, 5.00%, 12/1/2049	1,000	1,081
Total South Carolina		8,971
Tennessee — 3.7%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	821
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,218
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,359
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,043
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,735
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,335	1,435
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	692
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,023
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,186
Total Tennessee		23,512
Texas — 13.4%
Aledo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,161
Austin Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/1/2037	4,250	4,946
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	3,053
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,083
Central Texas Turnpike System, Second Tier Series 2024 C, Rev., 5.00%, 8/15/2041	1,575	1,726
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,501
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2025	2,500	2,566
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,062
City of San Antonio Electric and Gas Systems
Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,135
Series 2024 B, Rev., 5.25%, 2/1/2049	1,000	1,108
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	999
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,000
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,080
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	315	343
GO, PSF-GTD, 4.25%, 2/1/2053	375	370
GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,091
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	1,000	1,078
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024 C, Rev., 5.00%, 7/1/2029 (b)	3,000	3,264
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,150
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,095
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,216
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,331
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,463
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,317
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,393
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2028	2,350	2,556
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2035	3,020	1,875
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,853
Series 2024, Rev., 5.00%, 5/15/2038	3,000	3,358
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,529
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,230
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,764
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	268
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	1,010	1,033
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,439
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2037	4,500	5,246
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,151
Total Texas		85,833
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	280	279
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	395	393
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	145	145
Total Vermont		817
Virginia — 1.0%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,435	1,466
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,023
Total Virginia		6,489
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.1%
State of Washington, Various Purpose Series 2024 A, GO, 5.00%, 8/1/2046	3,000	3,290
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (d)	860	832
Rev., 4.00%, 12/1/2048 (d)	1,190	1,092
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,944
Total Washington		7,158
West Virginia — 0.3%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	1,979
Wisconsin — 4.2%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,459
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (d)	2,740	2,119
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,250	3,364
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,292
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,649
Rev., 5.38%, 6/15/2057	775	797
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.45%, 9/3/2024 (b)	13,600	13,600
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,500	1,540
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990	1,087
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	255	256
Total Wisconsin		27,163
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	43

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.3%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	600
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	1,000	1,105
Total Wyoming		1,705
Total Municipal Bonds (Cost $593,126)		605,958
	SHARES (000)
Short-Term Investments — 3.6%
Investment Companies — 3.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (f) (g) (Cost $22,851)	22,852	22,854
Total Investments — 97.9% (Cost $615,977)		628,812
Other Assets Less Liabilities — 2.1%		13,529
NET ASSETS — 100.0%		642,341

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2024.
Futures contracts outstanding as of August 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	372	12/31/2024	USD	77,204	13
U.S. Treasury 5 Year Note	88	12/31/2024	USD	9,624	(15)
					(2)
Short Contracts
U.S. Treasury Ultra Bond	(75)	12/19/2024	USD	(9,841)	156
					154

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	August 31, 2024

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 83.4% (a)
Alabama — 2.6%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025	95	96
Alabama Federal Aid Highway Finance Authority
Series 2015, Rev., 4.00%, 9/1/2024 (b)	35	35
Series 2015, Rev., 5.00%, 9/1/2024 (b)	320	320
Series A, Rev., 5.00%, 9/1/2024 (b)	315	315
Series B, Rev., 5.00%, 9/1/2024 (b)	180	180
Series 2016 A, Rev., 5.00%, 9/1/2026 (b)	695	727
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility Rev., 5.00%, 6/1/2025	300	304
Alabaster Board of Education, Alabama Special Tax
Series 2014A, AGM, 4.00%, 9/1/2024 (b)	150	150
Series 2014A, AGM, 5.00%, 9/1/2024 (b)	70	70
Birmingham Airport Authority Rev., 5.00%, 7/1/2026	225	235
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.98%, 9/6/2024 (c)	25,450	25,800
City of Birmingham Series B, GO, 5.00%, 9/1/2024 (b)	95	95
City of Enterprise GO, 5.00%, 10/1/2024 (b)	110	110
City of Huntsville Series 2020 B, GO, 5.00%, 9/1/2024	125	125
City of Huntsville Water Series 2015, Rev., 5.00%, 11/1/2024	400	401
City of Huntsville, Warrants Series 2014C, GO, 5.00%, 9/1/2024	40	40
City of Oxford Series 2015A, GO, 5.00%, 9/1/2024 (b)	30	30
City of Oxford, Warrants Series 2015A, GO, 5.00%, 9/1/2024 (b)	20	20
County of Baldwin GO, 5.00%, 11/1/2024 (b)	165	166
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027	1,250	1,320
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (d)	4,750	4,655
Prattville Industrial Development Board, International Paper Co., Project
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	450	449
Series 2019C, Rev., 2.00%, 10/1/2024 (d)	430	429
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (d)	2,670	2,610
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Alabama — continued
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.35%, 9/6/2024 (c)	10,000	10,226
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026	25	26
University of West Alabama, General Fee Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		49,084
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2015A, Rev., 5.00%, 6/1/2025 (b)	335	340
Alaska Municipal Bond Bank Authority
Series 2014 Series-3, Rev., 5.00%, 10/1/2024 (b)	555	556
Series 3, Rev., 5.00%, 12/1/2026	25	26
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2024	150	150
Rev., 5.25%, 9/1/2027	1,400	1,434
Municipality of Anchorage Series 2021 A, GO, 5.00%, 9/1/2024	225	225
State of Alaska Series 2024 B, GO, 5.00%, 8/1/2028	1,000	1,089
State of Alaska International Airports System Series 2016 A, Rev., 5.00%, 10/1/2024	155	155
University of Alaska Series V-1, Rev., 5.00%, 10/1/2024	800	801
Total Alaska		4,776
Arizona — 2.3%
Arizona Board of Regents Series 2021A, COP, 5.00%, 6/1/2025	30	30
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2024	365	367
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	155	160
Arizona Water Infrastructure Finance Authority Series 2014A, Rev., 5.00%, 10/1/2024	110	110
City of Chandler Series 2014, GO, 4.00%, 7/1/2025	45	45
City of Mesa Series 2017, Rev., 4.00%, 7/1/2025	75	76
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029	35	37
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	45

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025	75	76
Series 2014B, Rev., 5.00%, 7/1/2027	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026	325	339
County of Pima Series 2020B, COP, 5.00%, 7/1/2027	40	43
Maricopa County Industrial Development Authority, Banner Health
Series C, Rev., 5.00%, 10/18/2024 (d)	9,705	9,724
Series 2016 A, Rev., 5.00%, 1/1/2026	150	155
Series 2019 D, Rev., 5.00%, 5/15/2026 (d)	1,000	1,033
Series 2023A-1, Rev., 5.00%, 5/15/2026 (d)	7,530	7,766
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (d)	250	267
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	175
Maricopa County Union High School District No 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027	1,200	1,281
Salt River Project Agricultural Improvement and Power District Series 2019 A, Rev., 5.00%, 1/1/2027	385	407
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,341
State of Arizona
COP, 5.00%, 9/1/2024 (b)	715	715
COP, 5.00%, 9/1/2024	440	440
Total Arizona		44,757
Arkansas — 0.1%
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2024	75	75
Pulaski County Public Facilities Board, Baptist Health Series 2014, Rev., 5.00%, 12/1/2024 (b)	255	256
State of Arkansas, Federal Highway GO, 5.00%, 10/1/2025	40	40
University of Arkansas, Fayetteville Campuenter Facility Project
Series 2015A, Rev., 5.00%, 11/1/2024 (b)	375	376
Series 2017, Rev., 5.00%, 11/1/2024	40	40
University of Arkansas, Various Facility UALR Campus Series 2016, Rev., 5.00%, 10/1/2024	100	100
University of Arkansas, Various Facility UAMS Campus Series 2019 A, Rev., 5.00%, 3/1/2027	25	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — continued
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026	220	229
Series 2020A, Rev., 5.00%, 11/1/2027	200	212
Total Arkansas		1,355
California — 0.6%
Anaheim Housing and Public Improvements Authority Series 2017 A, Rev., 5.00%, 10/1/2024	125	125
Antelope Valley Community College District Series 2015, GO, 5.00%, 2/15/2025 (b)	75	76
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 5.26%, 9/6/2024 (c)	5,000	5,022
California Health Facilities Financing Authority, Providence Health and Services Series 2014A, Rev., 4.00%, 10/1/2024 (b)	45	45
California Health Facilities Financing Authority, St. Joseph Health System
Series 2016B-2, Rev., 4.00%, 10/1/2024 (d)	405	405
Series 2013 A, Rev., 5.00%, 7/1/2025	125	125
California State University Series 2014A, Rev., 5.00%, 11/1/2024 (b)	20	20
California State University, Systemwide Series 2014A, Rev., 5.00%, 11/1/2024 (b)	145	145
City of Los Angeles Series 2017 B, GO, 5.00%, 9/1/2024 (b)	30	30
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of San Francisco Public Utilities Commission Water Series 2017 A, Rev., 5.00%, 11/1/2024 (b)	95	95
City of Vernon Electric System
Series 2021 A, Rev., 5.00%, 10/1/2027	25	27
Series 2021 A, Rev., 5.00%, 4/1/2028	75	80
City of Vernon, Electric System Series 2021 A, Rev., 5.00%, 10/1/2024	1,250	1,251
Golden State Tobacco Securitization Corp. Series 2017 A-1, Rev., 5.00%, 6/1/2026 (b)	90	94
La Quinta Redevelopment Agency Successor Agency Series 2014A, Rev., 5.00%, 9/1/2024 (b)	350	350
Long Beach Community College District Series 2014 E, GO, 5.00%, 11/1/2024 (b)	40	40
Modesto Irrigation District Series 2019 B, Rev., 5.00%, 10/1/2024	100	100
Palomar Community College District Series 2015, GO, 5.00%, 5/1/2025 (b)	35	36
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (d)	140	142
San Jose Evergreen Community College District
Series A, GO, 5.00%, 9/1/2024 (b)	95	95
Series C, GO, 5.00%, 9/1/2024 (b)	30	30
San Mateo County Community College District Series 2014, GO, 5.00%, 9/1/2024 (b)	40	40
State of California, Various Purpose
GO, 5.00%, 12/4/2024	30	30
GO, 5.00%, 12/1/2027	2,205	2,377
Stockton Public Financing Authority Series 2018 A, Rev., 5.00%, 10/1/2024	200	200
Suisun-Solano Water Authority Series 2016, Rev., 5.00%, 9/1/2024 (b)	25	25
University of California Series 2015I, Rev., 5.00%, 5/15/2029	40	41
Total California		11,121
Colorado — 0.9%
Board of Governors of Colorado State University System Series E-1, Rev., 5.00%, 3/1/2025 (b)	100	101
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2014A, GO, 5.00%, 12/15/2025	35	35
Boulder Larimer and Weld Counties St Vrain Valley School District Re1J Series 2016 C, GO, 5.00%, 12/15/2025	20	21
City and County of Denver
Series 2020 A1, Rev., 5.00%, 11/15/2024	20	20
Series 2024A, GO, 5.00%, 8/1/2026	700	734
Series 2024B, GO, 5.00%, 8/1/2026	600	629
City and County of Denver Airport System
Series 2022C, Rev., 5.00%, 11/15/2024	25	25
Series 2022C, Rev., 5.00%, 11/15/2025	40	41
City and County of Denver, Airport System
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	1,500	1,580
Series 2023B, Rev., AMT, 5.00%, 11/15/2028	5,000	5,332
City of Colorado Springs Utilities System Series A-1, Rev., 5.00%, 11/15/2024	25	25
City of Westminster COP, 4.00%, 12/1/2024	110	110
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	35	36
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (d)	765	782
Series 2016C, Rev., 5.00%, 11/15/2026 (d)	1,810	1,888
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Series 2014E, Rev., 5.00%, 11/15/2024	25	25
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (d)	2,600	2,619
Series 2019 A-2, Rev., 5.00%, 8/1/2028	25	27
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2024	430	431
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (d)	300	324
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 5.00%, 1/1/2025	35	35
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (b)	225	228
Series 2017, Rev., 5.00%, 6/1/2027 (b)	70	75
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2024	40	40
Colorado Water Resources and Power Development Authority, Clean water Series 2016 B, Rev., 5.00%, 9/1/2024	25	25
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025	40	41
El Paso County School District No. 12 Cheyenne Mountain Series 2015, GO, 5.00%, 9/15/2024 (b)	30	30
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2024	35	35
Regional Transportation District Series 2015 A, COP, 5.00%, 6/1/2026	160	163
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026	20	21
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 5.00%, 1/15/2025	185	186
Series 2020A, Rev., 3.00%, 1/15/2026	110	109
Series 2020A, Rev., 5.00%, 7/15/2026	225	232
State of Colorado
Series 2020A, COP, 5.00%, 9/1/2024	65	65
COP, 5.00%, 11/1/2024	175	176
Series 2017K, COP, 5.00%, 3/15/2025	35	35
Series 2018L, COP, 5.00%, 3/15/2025	380	384
Series 2017K, COP, 5.00%, 3/15/2026	30	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Series 2018 L, COP, 5.00%, 3/15/2026	50	52
COP, 5.00%, 9/1/2027	25	27
Series 2018 L, COP, 4.00%, 3/15/2029	20	21
University of Colorado Series 2017A-2, Rev., 5.00%, 6/1/2027	50	53
Total Colorado		16,849
Connecticut — 0.9%
City of Danbury Series 2024, GO, BAN, 5.00%, 9/24/2024 (e)	8,400	8,408
Connecticut State Health and Educational Facilities Authority Series L, Rev., 4.00%, 11/1/2024	50	50
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026	350	354
Connecticut State Health and Educational Facilities Authority., Yale New Heaven Health Series A, Rev., 5.00%, 9/27/2024	120	120
Hartford County Metropolitan District Clean Water Project Series 2014A, Rev., 5.00%, 11/1/2024 (b)	80	80
State of Connecticut
Series 2018 E, GO, 5.00%, 9/15/2024	60	60
Series 2022D, GO, 5.00%, 9/15/2024	100	100
GO, 5.00%, 4/15/2025	150	152
Series F, GO, 5.00%, 11/15/2026	20	20
Series 2018 F, GO, 5.00%, 9/15/2028	735	805
Series G, GO, 5.00%, 11/15/2028	30	30
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2015A, Rev., 5.00%, 3/1/2025	35	35
Series 2015A, Rev., 5.00%, 3/1/2026	40	41
State of Connecticut Special Tax
Series A, Rev., 5.00%, 9/1/2024	1,930	1,930
Series 2021D, Rev., 5.00%, 11/1/2024	350	351
Series 2021D, Rev., 5.00%, 11/1/2026	100	105
Series B, Rev., 5.00%, 9/1/2028	140	146
Town of Wolcott GO, BAN, 4.25%, 2/11/2025	4,500	4,517
University of Connecticut
Series 2019 A, Rev., 5.00%, 11/1/2024	105	105
Series 2020A, Rev., 5.00%, 2/15/2025	40	41
Total Connecticut		17,450
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.3%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (d)	6,000	5,873
Delaware State Health Facilities Authority, Christiana Health Care System Series 2020 A, Rev., 5.00%, 10/1/2024	20	20
Total Delaware		5,893
District of Columbia — 0.5%
District of Columbia
Series 2021 E, GO, 5.00%, 2/1/2025	50	51
Series 2016, Rev., 5.00%, 4/1/2026 (b)	25	26
Series 2017D, GO, 5.00%, 6/1/2029	2,000	2,118
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (d)	4,100	4,190
District of Columbia Income Tax
Series 2019 C, Rev., 5.00%, 10/1/2024	135	135
Series 2020 C, Rev., 5.00%, 5/1/2025	20	20
District of Columbia Water and Sewer Authority
Series 2018 B, Rev., 5.00%, 10/1/2024	85	85
Series B, Rev., 5.00%, 10/1/2024	75	75
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025	55	56
Series 2015, Rev., 5.00%, 7/15/2026	100	103
Series 2015, Rev., 5.00%, 7/15/2027	50	51
Series 2015, Rev., 5.00%, 7/15/2028	170	174
Series 2015, Rev., 5.00%, 7/15/2029	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026	100	104
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2024	2,200	2,194
Washington Metropolitan Area Transit Authority
Series A-1, Rev., 5.00%, 7/1/2025	90	92
Series 2017B, Rev., 5.00%, 7/1/2027	170	181
Series A-1, Rev., 5.00%, 7/1/2028	375	397
Total District of Columbia		10,072
Florida — 3.2%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027	65	69
Brevard County School District Series 2014, COP, 5.00%, 10/8/2024	225	225
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025	25	26
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2019B, Rev., 5.00%, 7/1/2026	40	42
Series 2016 B, Rev., 5.00%, 7/1/2028	110	114
City of Gainesville Utilities System Series B, Rev., 5.00%, 10/1/2029	230	230
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2024	75	75
Series 2017 A, Rev., 5.00%, 10/1/2028	765	814
City of Jacksonville
Series 2015, Rev., 5.00%, 10/1/2024	375	376
Series 2022A, Rev., 5.00%, 10/1/2024	300	300
Series 2023 A, Rev., 5.00%, 10/1/2024	410	411
Series 2023B, Rev., 5.00%, 10/1/2024	130	130
Series B, Rev., 5.00%, 10/1/2024 (b)	60	60
Series 2015, Rev., 5.00%, 10/1/2027	325	332
City of Lakeland Series 2021 A, Rev., 4.00%, 10/1/2024	250	250
City of Lakeland, Department of Electric Utilities Series 2016, Rev., 5.00%, 10/1/2024	350	350
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group Rev., 5.00%, 8/15/2028	65	69
City of St Petersburg Public Utility Series 2014B, Rev., 5.00%, 10/1/2024	100	100
City of Tallahassee Utility System
Series 2017, Rev., 5.00%, 10/1/2024	100	100
Series 2020, Rev., 5.00%, 10/1/2024	25	25
City of Tallahassee Utility System, Energy System Series 2018, Rev., 5.00%, 10/1/2024	50	50
City of Tallahassee, Energy System Series 2018, Rev., 5.00%, 10/1/2024 (b)	25	25
County of Broward, Airport System Series 2013C, Rev., 5.25%, 10/1/2026	50	50
County of Escambia Series 2018, Rev., 5.00%, 10/1/2024	165	165
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (d)	775	774
County of Lee Series 2012, Rev., 5.00%, 10/1/2024	350	351
County of Lee, Transportation Facilities Series 2014, Rev., AGM, 5.00%, 10/1/2027	100	100
County of Manatee Series 2022, Rev., 5.00%, 10/1/2024	225	225
County of Manatee Public Utilities Series 2017, Rev., 5.00%, 10/1/2024	85	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Miami-Dade
Series 2016 B, Rev., 5.00%, 4/1/2025	115	116
Series 2020, GO, 5.00%, 7/1/2027	20	21
Series 2016, Rev., 5.00%, 10/1/2029	125	130
County of Miami-Dade Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2024	20	20
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2024	660	661
Series B, Rev., 5.00%, 10/30/2024	225	226
Series B, Rev., 5.00%, 10/1/2026	35	36
Series A, Rev., 5.00%, 10/1/2027	150	156
Series A, Rev., 5.00%, 10/1/2028	265	276
Series A, Rev., 5.00%, 10/1/2029	155	161
County of Miami-Dade, Building Better Communities Program Series 2016 A, GO, 5.00%, 7/1/2027	20	21
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025	1,000	1,015
Rev., 5.00%, 7/1/2026	955	970
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027	50	54
County of Sarasota Series 2015, Rev., 5.00%, 10/1/2024	150	150
County of St. Lucie, Power and Light Co., Project Rev., VRDO, 3.15%, 9/3/2024 (d)	10,000	10,000
Duval County Public Schools Series 2022A, COP, AGM, 5.00%, 7/1/2027	25	27
East Central Regional Wastewater Treatment Facilities Operation Board Series 2014, Rev., 5.00%, 10/1/2024 (b)	150	150
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	40	40
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	195	201
Florida Department of Environmental Protection
Series 2015A, Rev., 5.00%, 7/1/2025	70	71
Series 2017 A, Rev., 5.00%, 7/1/2027	75	80
Series 2019 B, Rev., 5.00%, 7/1/2027	45	48
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026	80	84
Series 2018A, COP, 5.00%, 11/1/2026	260	273
Series 2018 A, COP, 5.00%, 11/1/2027	1,805	1,935
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (d)	3,725	3,814
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	49

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (d)	2,260	2,282
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2016A, Rev., 5.00%, 10/1/2024	780	781
Series 2016A, Rev., 5.00%, 10/1/2026	20	21
Series 2017 A, Rev., 5.00%, 10/1/2026	20	21
Series 2016A, Rev., 5.00%, 10/1/2027	70	73
Series 2017 A, Rev., 5.00%, 10/1/2027	345	366
Series 2019 A, Rev., 5.00%, 10/1/2027	180	191
Series 2018A, Rev., 4.00%, 10/1/2028	240	248
Series 2016A, Rev., 5.00%, 10/1/2028	665	693
Hillsborough County Aviation Authority Series 2015-B, Rev., 5.00%, 10/1/2024 (b)	20	20
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029 (f)	3,800	4,206
JEA Electric System
Series 2017 B, Rev., 5.00%, 10/1/2024 (b)	475	476
Series 2017B, Rev., 5.00%, 10/1/2027	75	80
Series 2017B, Rev., 5.00%, 10/1/2029	25	27
JEA Water and Sewer System Series 2021A, Rev., 5.00%, 10/1/2024	60	60
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026	30	31
Series 2014A, COP, 5.00%, 8/1/2028	145	145
Lee Memorial Health System Series A-1, Rev., 5.00%, 4/1/2025	50	51
Manatee County School District Series 2017, Rev., AGM, 5.00%, 10/1/2029	20	21
Martin County Health Facilities Authority, Martin Memorial Medical Center Series 2015, Rev., 5.00%, 11/15/2024 (b)	420	421
Martin County School District COP, 5.00%, 10/1/2024	140	140
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028	300	301
Miami-Dade County Expressway Authority
Series 2014 A, Rev., 5.00%, 7/1/2027	190	190
Series 2016A, Rev., 5.00%, 7/1/2028	100	103
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (d)	2,250	2,282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (d)	4,655	4,745
Orange County Convention Center
Series 2010, Rev., 5.00%, 10/1/2024	325	326
Series 2017, Rev., 5.00%, 10/1/2026	185	194
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026	50	52
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2025 (b)	55	56
Series 2016C, COP, 5.00%, 8/1/2026 (b)	4,200	4,398
Series 2017B, COP, 5.00%, 8/1/2027	2,130	2,273
Orlando Utilities Commission Series 2012A, Rev., 5.00%, 10/1/2024	285	285
Palm Beach County Housing Finance Authority Series 2023, Rev., 5.00%, 4/1/2025 (d)	300	303
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2025	145	148
Series 2018A, COP, 5.00%, 8/1/2026	55	57
Series 2022B, COP, 5.00%, 8/1/2026	60	63
Series 2017A, COP, 5.00%, 8/1/2027	110	118
Series 2018B, COP, 5.00%, 8/1/2027	375	401
Pasco County School Board
Series 2013, Rev., 5.00%, 10/1/2024	110	110
Series 2022A, COP, 5.00%, 8/1/2025	835	851
Series 2022A, COP, 5.00%, 8/1/2027	80	85
Polk County School District
Series 2019B, COP, 5.00%, 1/1/2025	1,000	1,006
Series 2019B, COP, 5.00%, 1/1/2026	85	87
Riviera Beach Utility Special District Series 2014, Rev., 5.00%, 10/1/2024	100	100
School Board of Miami-Dade County (The)
Series 2014D, COP, 5.00%, 11/1/2024	330	331
Series 2015D, COP, 5.00%, 2/1/2025	160	161
Series 2015A, COP, 5.00%, 5/1/2025	365	370
Series 2015C, COP, 5.00%, 5/1/2025	55	56
Series 2014D, COP, 5.00%, 11/1/2025	235	236
Series 2015D, COP, 5.00%, 2/1/2026	195	201
Series 2015A, COP, 5.00%, 5/1/2026	215	218
Series 2014D, COP, 5.00%, 11/1/2026	110	110
Series 2015D, COP, 5.00%, 2/1/2027	1,325	1,356
Series 2015A, COP, AGM, 5.00%, 5/1/2027	440	446
Series 2015B, COP, 5.00%, 5/1/2027	365	369
Series 2015A, COP, 5.00%, 5/1/2028	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2015D, COP, 5.00%, 5/1/2028	45	46
School Board of Miami-Dade County (The), Florida Certificates Of Participation
Series 2012A, COP, 4.00%, 8/1/2028	150	150
Series 2014D, COP, 5.00%, 11/1/2028	95	95
School District of Broward County
Series 2015A, COP, 5.00%, 7/1/2025	410	417
Series A, COP, 5.00%, 7/1/2028	75	78
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	112
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	50	53
State of Florida Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2025	25	26
Series 2019A, Rev., 5.00%, 7/1/2027	20	21
Series 2019A, Rev., 5.00%, 7/1/2028	60	65
State of Florida Lottery Series 2017 A, Rev., 5.00%, 7/1/2027	20	21
State of Florida, Public Education Capital Outlay Series 2020 A, GO, 5.00%, 6/1/2027	105	112
Tampa Bay Water Series 2005, Rev., NATL - RE, 5.50%, 10/1/2024	100	100
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026	80	81
Tohopekaliga Water Authority Series 2016, Rev., 5.00%, 10/1/2024	20	20
Volusia County School Board, Master Lease Program Series 2014B, COP, 5.00%, 9/27/2024	135	135
Total Florida		60,958
Georgia — 1.2%
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2026	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (b)	1,555	1,590
Bartow County Development Authority, Georgia Power Co. Plant Series 2013-1, Rev., 2.88%, 8/19/2025 (d)	13,500	13,465
City of Atlanta Water and Wastewater
Series 2013B, Rev., 5.00%, 11/1/2024	80	80
Series 2017 A, Rev., 5.00%, 11/1/2024	20	20
Series 2015, Rev., 5.00%, 5/1/2025 (b)	35	36
Series 2004, Rev., AGM, 5.75%, 11/1/2027	1,000	1,097
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Georgia — continued
Clarke County Hospital Authority, Pidemont Healthcare Series 2016 A, Rev., 5.00%, 7/1/2029	25	26
County of Barrow Series 2020, GO, 5.00%, 10/1/2024	250	250
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	30	32
Development Authority for Fulton County, Georgia Tech Facilities Series 2013, Rev., 5.00%, 11/1/2024	500	501
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (d)	2,250	2,262
Grady County School District, Sales Tax Series 2019, GO, 5.00%, 10/1/2024	100	100
Gwinnett County School District Series 2010, GO, 5.00%, 2/1/2026	125	126
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027	1,390	1,395
Main Street Natural Gas, Inc., Gas Supply Series 2021C, Rev., 4.00%, 12/1/2024	750	750
Paulding County School District Series 2014, GO, 5.00%, 2/1/2025 (b)	100	101
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (d)	1,675	1,672
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026	100	100
Villa Rica Public Facilities Authority, Water and Sewerage Project Series 2015, Rev., 5.00%, 9/1/2024 (b)	200	200
Total Georgia		23,828
Hawaii — 0.1%
City and County Honolulu
Series 2018 A, GO, 4.00%, 9/1/2024	85	85
Series A, GO, 5.00%, 9/1/2024	150	150
Series B, GO, 5.00%, 9/1/2024	380	380
Series B, GO, 5.00%, 10/1/2024	325	326
Series C, GO, 5.00%, 10/1/2024	220	220
Series D, GO, 5.00%, 9/1/2026	70	73
City and County of Honolulu, Rail Transit Project Series 2019 A, GO, 5.00%, 9/1/2024	70	70
County of Hawaii
Series A, GO, 5.00%, 9/1/2024	100	100
Series C, GO, 5.00%, 9/1/2024	40	40
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hawaii — continued
Series A, GO, 5.00%, 9/1/2027	50	52
County of Maui Series 2018, GO, 5.00%, 9/1/2024	35	35
State of Hawaii
GO, 5.00%, 10/1/2024	100	100
Series FK, GO, 5.00%, 5/1/2027	75	80
Series FH, GO, 5.00%, 10/1/2028	70	73
University of Hawaii Series 2017 F, Rev., 5.00%, 10/1/2024	75	75
Total Hawaii		1,859
Illinois — 4.3%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	1,020	1,047
Chicago Board of Education, Unlimited Tax Series 2018A, GO, AGM, 5.00%, 12/1/2024	200	201
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien Series B, Rev., 5.00%, 1/1/2027	225	226
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2025	100	101
Series B, Rev., 5.00%, 1/1/2025	140	141
Series C, Rev., 5.00%, 1/1/2025	40	40
Series E, Rev., 5.00%, 1/1/2025	170	171
Series B, Rev., 5.00%, 1/1/2026	1,795	1,805
Series A, Rev., 5.00%, 1/1/2027	20	21
Series C, Rev., 5.00%, 1/1/2027	20	21
Series B, Rev., 5.00%, 1/1/2028	980	985
Series C, Rev., 5.00%, 1/1/2028	575	590
Series C, Rev., 5.00%, 1/1/2028	40	42
Series C, Rev., 5.00%, 1/1/2029	45	46
Chicago O'Hare International Airport, Passenger Facility Charge Series 2012B, Rev., AMT, 4.00%, 1/1/2029	600	600
City of Chicago Wastewater Transmission, Second Lien Series 2008C, Rev., 5.00%, 1/1/2025 (b)	150	151
City of Chicago, Sales Tax Series 2002, Rev., 5.00%, 1/1/2025 (b)	135	135
City of Decatur GO, 4.00%, 3/1/2025	25	25
City of Springfield Electric, Senior Lien Series 2015, Rev., 5.00%, 3/1/2026	385	388
City of Springfield Electric, Senior Line Series 2015, Rev., 5.00%, 3/1/2029	45	45
City of Springfield, Electric System, Senior Lien Series 2015, Rev., 5.00%, 3/1/2025	435	439
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Cook County School District No. 102, La Grange, Limited Tax GO, AGM, 4.00%, 12/15/2024	930	932
Cook County School District No. 160, Country Club Hills Series 2020A, GO, 4.00%, 12/1/2024	255	255
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax Series 2020, GO, AGM, 4.00%, 12/15/2024	580	581
County of Cook
Series 2021 B, GO, 4.00%, 11/15/2024	75	75
Series 2022A, GO, 5.00%, 11/15/2024	225	226
Series 2021B, GO, 4.00%, 11/15/2026	175	179
Series 2021 A, GO, 5.00%, 11/15/2026	70	73
Series 2016 A, GO, 5.00%, 11/15/2028	45	47
County of Cook, Sales Tax Series 2022 B, Rev., 5.00%, 11/15/2024	550	552
Du Page County High School District No. 88 Series 2016, GO, 5.00%, 1/15/2025	65	65
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
DuPage County Community Unit School District No. 200 Wheaton-Warrenville Series 2019, GO, 5.00%, 10/1/2024	90	90
Illinois Finance Authority, Advocate Healthcare Series 2015 B, Rev., 5.00%, 5/1/2025	45	46
Illinois Finance Authority, Centegra Health System Series 2014A, Rev., 5.00%, 9/1/2024 (b)	150	150
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2019, Rev., 5.00%, 1/1/2027	240	254
Series 2019, Rev., 5.00%, 7/1/2027	250	267
Series 2020, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2027	80	85
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2025	25	26
Illinois Finance Authority, OSF Healthcare System Series 2020 B-1, Rev., 5.00%, 11/15/2024 (d)	1,900	1,901
Illinois Finance Authority, Plymouth Place, Inc. Series 2015, Rev., 5.25%, 5/15/2025 (b)	1,530	1,552
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.54%, 9/12/2024 (c)	1,125	1,109
Illinois Finance Authority, Presence Health Network
Series 2016 C, Rev., 5.00%, 2/15/2025	395	399
Series 2016 C, Rev., 5.00%, 2/15/2027	45	47
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	180	181
Series 2015A, Rev., 5.00%, 11/15/2025	440	446
Series 2015A, Rev., 5.00%, 11/15/2027	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026	20	21
Series 2017, Rev., 5.00%, 1/1/2026	95	98
Series 2017, Rev., 5.00%, 7/1/2027	20	21
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (b)	1,110	1,154
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	100	108
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (d)	1,500	1,581
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (b)	23,000	23,537
Illinois Finance Authority, University Of Chicago Series 2014A, Rev., 5.00%, 10/1/2024	35	35
Illinois Housing Development Authority Rev., FHA, 4.00%, 6/1/2025 (d)	1,350	1,357
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 5.00%, 2/1/2025	140	141
Series 2015A, Rev., 5.00%, 2/1/2026	100	102
Illinois State Toll Highway Authority
Series 2019 C, Rev., 5.00%, 1/1/2026	45	46
Series 2019B, Rev., 5.00%, 1/1/2027	170	179
Series 2019C, Rev., 5.00%, 1/1/2027	75	79
Kane McHenry Cook & De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027	20	20
McHenry County Conservation District Series 2014, GO, 5.00%, 2/1/2025	60	60
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026	175	184
Series 2016 A, Rev., 5.00%, 12/1/2029	1,185	1,240
Regional Transportation Authority Series 2017 A, Rev., 5.00%, 7/1/2028	205	217
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	2,970	2,978
Series 2021A, GO, 5.00%, 12/1/2024	20	20
Series 2022B, GO, 5.00%, 3/1/2025	165	167
GO, 5.50%, 5/1/2025	2,695	2,738
Series 2023D, GO, 5.00%, 7/1/2025	2,995	3,043
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2019B, GO, 5.00%, 9/1/2025	3,860	3,934
Series 2020D, GO, 5.00%, 10/1/2025	20	20
Series 2017D, GO, 5.00%, 11/1/2025	250	256
Series 2017A, GO, 5.00%, 12/1/2025	250	256
GO, 5.00%, 2/1/2026	100	103
GO, 5.50%, 5/1/2026	5,000	5,207
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,288
Series 2017D, GO, 5.00%, 11/1/2026	865	902
Series 2014, GO, AGM - CR, 5.00%, 2/1/2027	940	941
Series 2016, GO, 5.00%, 2/1/2027	150	157
Series 2021 B, GO, 5.00%, 3/1/2027	125	131
Series 2022A, GO, 5.00%, 3/1/2027	20	21
Series 2023D, GO, 5.00%, 7/1/2027	90	95
Series 2018 A, GO, 5.00%, 10/1/2027	160	170
Series 2017D, GO, 5.00%, 11/1/2027	160	170
Series 2022B, GO, 5.00%, 3/1/2028	50	53
Series 2017D, GO, 5.00%, 11/1/2028	2,965	3,150
Series 2017 A, GO, 5.00%, 12/1/2028	90	96
Series 2016, GO, 5.00%, 2/1/2029	35	37
Series 2018A, GO, 5.00%, 5/1/2029	50	54
Series 2017C, GO, 5.00%, 11/1/2029	30	32
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,250	1,252
Series 2021 A, Rev., 4.00%, 6/15/2027	40	41
Series 2016, Rev., 5.00%, 6/15/2029	25	26
University of Illinois Series 2023 A, Rev., 5.00%, 4/1/2027	50	53
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (b)	1,315	1,352
Will County Community Unit School District No. 365-U Valley View Series 2018 A, GO, 5.00%, 11/1/2024	245	246
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	30	31
Total Illinois		83,009
Indiana — 2.4%
Brownsburg 1999 School Building Corp. Series 2024B, Rev., BAN, 5.00%, 6/1/2025	1,200	1,205
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026	20	21
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,466
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (d)	1,900	1,943
Danville Multi-School Building Corp. Rev., BAN, 4.50%, 12/15/2024	4,200	4,213
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026	220	223
Series 2020B, Rev., 4.00%, 7/15/2026	235	239
Indiana Finance Authority Series 2017 A, Rev., 5.00%, 6/1/2025 (b)	115	117
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2024	365	366
Series 2021-2, Rev., 5.00%, 10/1/2027	55	59
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017 C, Rev., 5.00%, 11/1/2024	810	812
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (d)	2,700	2,608
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2024	1,100	1,104
Series 2016A, Rev., 5.00%, 12/1/2025	165	169
Series 2014 A, Rev., 5.00%, 12/1/2026	125	125
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,381
Indiana Finance Authority, Marian University Project Series 2019A, Rev., 5.00%, 9/15/2024	155	155
Indiana Finance Authority, Parkview Health System, Inc.
Series 2017 A, Rev., 5.00%, 11/1/2024	140	140
Series 2017 A, Rev., 5.00%, 11/1/2025	250	256
Indiana Finance Authority, Stadium Project
Series 2022 A, Rev., 5.00%, 2/1/2025	60	61
Series 2022 A, Rev., 5.00%, 2/1/2026	40	41
Indiana Finance Authority, State Revolving Program
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	320	323
Series 2015A, Rev., 5.00%, 2/1/2025	50	50
Series 2018 A, Rev., 5.00%, 2/1/2025	45	45
Series 2021 B, Rev., 5.00%, 2/1/2025	550	555
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 2.55%, 9/3/2024 (d)	20,000	20,000
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2025	375	377
Series 2014A, Rev., 5.00%, 1/1/2026	75	76
Series 2016 C, Rev., 5.00%, 1/1/2026	55	57
Series 2014A, Rev., 5.00%, 1/1/2027	160	161
Series 2014A, Rev., 5.00%, 1/1/2028	50	50
Series 2016 C, Rev., 5.00%, 1/1/2029	150	156
Indianapolis Local Public Improvement Bond Bank, Courthouse And Jail Project Series 2019A, Rev., 5.00%, 2/1/2025	100	101
Purdue University Series EE, Rev., 5.00%, 7/1/2027	35	37
Total Indiana		46,692
Iowa — 1.9%
County of Polk Series 2019, GO, 4.00%, 6/1/2025	65	66
Iowa Finance Authority Series 2016, Rev., 5.00%, 8/1/2026	95	99
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 2.95%, 9/12/2024 (d)	15,200	15,200
State of Iowa Board of Regents Series 2021A, Rev., 5.00%, 9/1/2024	120	120
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2021C, Rev., 5.00%, 9/1/2024	85	85
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,604
Total Iowa		37,174
Kansas — 0.4%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	2,000	2,025
City of Lenexa Series 2015B, GO, 5.00%, 9/1/2024	265	265
Johnson County Public Building Commission, Couthouse and Medical Examiners Facility Projects Series 2018A, Rev., 5.00%, 9/1/2024	390	390
Johnson County Unified School District No. 229 Blue Valley Series 2023A, GO, 5.00%, 10/1/2024	30	30
Johnson County Unified School District No. 233 Olathe
Series 2016 A, GO, 4.00%, 9/1/2024 (b)	100	100
Series 2016 A, GO, 5.00%, 9/1/2024	45	45
Series 2016 B, GO, 5.00%, 9/1/2024	30	30
Series 2016 C, GO, 5.00%, 9/1/2024	200	200
Series 2017B, GO, 5.00%, 9/1/2024	25	25
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — continued
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	30	32
Sedgwick County Unified School District No. 265 Goddard Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,049
Sedgwick County Unified School District No. 266 Maize Series 2017, GO, 5.00%, 9/1/2024	55	55
State of Kansas Department of Transportation
Series 2015A, Rev., 5.00%, 9/1/2024	150	150
Series 2018 A, Rev., 5.00%, 9/1/2024	75	75
Wyandotte County Unified School District No. 202 Turner Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	400
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029	1,000	1,001
Total Kansas		6,873
Kentucky — 1.0%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (d) (e)	8,500	8,519
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Rev., 5.00%, 9/1/2024 (b)	315	315
Series 2023A, Rev., 5.00%, 9/1/2024	390	390
Series A, Rev., 5.00%, 9/1/2024	990	990
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025	35	36
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL - RE, 5.00%, 9/1/2024	1,355	1,355
Kentucky State Property and Building Commission Series 2024 B, Rev., 5.00%, 11/1/2029	55	61
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025	85	87
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2024	465	466
Series B, Rev., 5.00%, 11/1/2026	105	110
Series B, Rev., 5.00%, 11/1/2027	85	89
Series B, Rev., 5.00%, 11/1/2028	305	318
Kentucky State Property and Building Commission, Project No. 115 Rev., 5.00%, 4/1/2028	25	26
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	185	198
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025	100	102
Series B, Rev., 5.00%, 7/1/2027	125	133
Lexington-Fayette Urban County Government Series 2014A, GO, 5.00%, 9/1/2024	100	100
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026	5,000	4,744
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027	75	78
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2024	105	105
University of Kentucky, General Receipts
Series 2015 C, Rev., 4.00%, 10/1/2024	400	400
Series 2015B, Rev., 5.00%, 10/1/2024	100	100
Series 2015 B, Rev., 5.00%, 10/1/2026	35	35
Series 2015 B, Rev., 5.00%, 10/1/2027	70	71
Total Kentucky		18,828
Louisiana — 2.8%
Calcasieu Parish School District No. 23, Public School Improvement GO, 5.00%, 9/1/2024	250	250
City of Bossier City Utilities Series 2014, Rev., 5.00%, 10/1/2024 (b)	30	30
City of New Orleans Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	25	26
City of Shreveport, Water and Sewer Series 2014, GO, 5.00%, 9/1/2024 (b)	300	300
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026	75	78
East Baton Rouge Sewerage Commission
Series 2014B, Rev., 4.00%, 2/1/2025 (b)	100	101
Series 2014B, Rev., 5.00%, 2/1/2025 (b)	330	333
Series 2019 B, Rev., 5.00%, 2/1/2025	40	40
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (d)	5,000	4,965
Louisiana Local Government Environmental Facilities And Community Development Authority, LCTCS 360 Project Series 2014, Rev., 5.00%, 10/1/2024 (b)	60	60
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Series 2017, Rev., 5.00%, 10/1/2024	1,080	1,081
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (d) (e)	8,600	8,719
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025 (b)	60	61
Series 2020A, Rev., 5.00%, 4/1/2026 (b)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	83
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017B-2, Rev., 2.38%, 7/1/2026 (d)	12,800	12,540
State of Louisiana
Series 2016 D, GO, 5.00%, 9/1/2024	85	85
Series D-1, GO, 5.00%, 12/2/2024	35	35
Series 2023 A, GO, 5.00%, 4/1/2027	680	722
Series 2024 E, GO, 5.00%, 9/1/2028 (f)	1,600	1,745
Series 2024 E, GO, 5.00%, 9/1/2029 (f)	1,000	1,111
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (b)	14,850	15,018
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 5.00%, 5/1/2025 (b)	85	86
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (d)	6,000	6,000
Total Louisiana		53,490
Maine — 0.0% ^
City of Westbrook Series 2015, GO, 5.00%, 10/15/2024	100	100
Maine Governmental Facilities Authority Series 2020 A, Rev., 5.00%, 10/1/2024	175	175
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	259
Maine Municipal Bond Bank
Series 2014A, Rev., 5.00%, 9/1/2024	160	160
Series 2018 B, Rev., 5.00%, 11/1/2024	250	251
State of Maine Series 2017 B, GO, 5.00%, 6/1/2025	75	76
Total Maine		1,021
Maryland — 0.3%
City of Baltimore Series 2017 B, GO, 5.00%, 10/15/2024	155	155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
County of Anne Arundel Series 2015, GO, 5.00%, 4/1/2025	75	76
County of Baltimore
Series 2014B, GO, 4.50%, 9/1/2024	60	60
Series 2017, GO, 5.00%, 3/1/2027	25	27
County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2025	75	76
County of Baltimore, Metropolitan District, 2019 Crossover GO, 5.00%, 11/1/2024	75	75
County of Carroll Series 2014, GO, 5.00%, 11/1/2024	175	176
County of Harford Series 2022A, GO, 5.00%, 10/1/2024	40	40
County of Howard Series 2017 A, GO, 5.00%, 2/15/2027	45	48
County of Montgomery
Series 2014A, GO, 5.00%, 11/1/2024 (b)	395	396
Series 2019 A, GO, 5.00%, 11/1/2024	485	487
Series 2018 A, GO, 5.00%, 11/1/2026	75	79
County of Prince George's, Consolidated Public Improvement
Series 2014A, GO, 4.00%, 9/3/2024 (b)	35	35
Series 2017 A, GO, 5.00%, 9/15/2024	25	25
County of Prince George's, Maryland Chesapeake Lighthouse Charter School Project Series A, Rev., 7.00%, 12/1/2024 (b)	1,000	1,029
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2020B-1, Rev., 5.00%, 7/1/2025 (d)	500	503
Maryland Stadium Authority, Baltimore City Public School Program Series 2016, Rev., 5.00%, 5/1/2025	30	30
Maryland Stadium Authority, Construction and Revitalization Program Series 2018 A, Rev., 5.00%, 5/1/2025	75	76
State of Maryland
Series 2020A, GO, 5.00%, 3/15/2025	60	61
Series B, GO, 4.00%, 6/1/2025	230	230
Series 2021A, GO, 5.00%, 8/1/2026	135	141
Series 2016, GO, 4.00%, 6/1/2027	130	130
State of Maryland Department of Transportation
Series 2017, Rev., 5.00%, 9/1/2024	245	245
Series 2018, Rev., 5.00%, 10/1/2024	110	110
Series 2016, Rev., 5.00%, 11/1/2024	25	25
Series 2017, Rev., 5.00%, 5/1/2026	250	254
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 6/1/2025	250	250
Series 2018, Rev., 5.00%, 10/1/2027	50	52
University System of Maryland
Series 2017 A, Rev., 5.00%, 4/1/2025	20	20
Series 2022 B, Rev., 5.00%, 4/1/2025	20	20
Series 2017 A, Rev., 5.00%, 4/1/2026	40	42
Series 2019 B, Rev., 5.00%, 4/1/2026	35	36
Series 2019 C, Rev., 5.00%, 4/1/2027	100	106
Total Maryland		5,115
Massachusetts — 3.8%
Acton and Boxborough Regional School District GO, BAN, 4.50%, 7/10/2025	1,900	1,919
Brockton Area Transit Authority Rev., RAN, 4.50%, 7/25/2025	2,200	2,220
City of Peabody Series 2021, GO, 5.00%, 9/15/2024	260	260
Commonwealth of Massachusetts
Series 2018C, GO, 5.00%, 9/1/2024	50	50
Series 2006 B, GO, AGM, 5.25%, 9/1/2024	255	255
Series 2021 B, GO, 5.00%, 11/1/2024	180	181
Series 2023 B, GO, 5.00%, 10/1/2026	40	42
Series C, GO, AGM, 5.25%, 11/1/2026	50	53
Series 2021A, GO, 5.00%, 9/1/2029	2,000	2,239
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025	2,555	2,576
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 3.80%, 9/3/2024 (d)	30,000	30,000
Massachusetts Development Finance Agency, Harvard University Series 2016 A, Rev., 5.00%, 7/15/2026	75	79
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2017S-2, Rev., 5.00%, 1/30/2025 (d)	505	508
Series O-2, Rev., 5.00%, 7/1/2026	50	51
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2016B, Rev., 5.00%, 11/15/2024	50	50
Series 2015C, Rev., 5.00%, 8/15/2025 (b)	35	36
Series 2016B, Rev., 5.00%, 11/15/2026 (b)	80	84
Massachusetts State College Building Authority Series 2016A, Rev., 5.00%, 5/1/2025 (b)	80	81
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Merrimack Valley Regional Transit Authority Rev., RAN, 4.50%, 6/20/2025	4,900	4,941
Southeastern Massachusetts Regional 911 District GO, BAN, 5.00%, 10/10/2024	1,275	1,277
Southeastern Regional Transit Authority Rev., RAN, 4.25%, 8/15/2025	2,600	2,624
Spencer East Brookfield Regional School District GO, BAN, 4.50%, 5/22/2025	3,400	3,433
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025	7,300	7,401
Town of Northbridge GO, BAN, 4.50%, 6/20/2025	5,800	5,869
Town of Wilbraham GO, BAN, 4.25%, 3/12/2025	2,500	2,515
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2025	35	36
Worcester Regional Transit Authority Rev., RAN, GTD, 4.50%, 6/20/2025	4,400	4,439
Total Massachusetts		73,219
Michigan — 2.8%
City of Gladstone, Capital Improvement, Limited Tax GO, AGM, 3.00%, 3/1/2025	275	275
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	216
GO, AGM, 4.00%, 5/1/2026	220	224
GO, AGM, 4.00%, 5/1/2027	210	217
Grand Valley State University Series 2014B, Rev., 5.00%, 12/1/2028	1,840	1,849
Great Lakes Water Authority Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2028	100	109
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2027	25	27
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	50	50
Mattawan Consolidated School District Series 2015 I, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	25	25
Michigan Finance Authority, Clean Water Revolving Fund Series 2020B, Rev., 5.00%, 10/1/2024	105	105
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2024	740	743
Series 2016, Rev., 5.00%, 11/15/2026	1,280	1,331
Rev., 5.00%, 11/15/2027	760	790
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027	140	150
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Series 2015MI, Rev., 5.50%, 12/1/2027	1,000	1,018
Michigan Finance Authority, Sparrow Obligation Group Series 2015, Rev., 5.00%, 11/15/2024 (b)	30	30
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2024	110	111
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (d)	2,790	2,811
Series 2017A-MI, Rev., 5.00%, 12/1/2026	30	31
Series 2017 A-MI, Rev., 5.00%, 12/1/2028	45	48
Michigan State Building Authority Series 2016 I, Rev., 5.00%, 4/15/2025	150	152
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 3.02%, 9/12/2024 (d)	10,000	10,000
Series 2015 I, Rev., 5.00%, 4/15/2025	25	25
Series 2019 I, Rev., 5.00%, 4/15/2025	280	284
Series 2016 I, Rev., 5.00%, 4/15/2026	45	47
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series 2005 A-4, Rev., 5.00%, 11/1/2024	75	75
Michigan State Hospital Finance Authority, Trinity Health Credit Group
Series 2008C, Rev., 5.00%, 12/1/2024	110	111
Series 2008C, Rev., 5.00%, 12/1/2025	100	103
Michigan State University
Series 2019 B, Rev., 5.00%, 2/15/2025	575	580
Series 2023A, Rev., 5.00%, 2/15/2025	50	50
Series 2020 A, Rev., 5.00%, 8/15/2027	80	86
Novi Community School District Series 2022 II, GO, 4.00%, 5/1/2025	25	25
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 3.95%, 9/3/2024 (d) (e)	31,410	31,410
Roseville Community Schools, Unlimited Tax Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (b)	80	81
South Lyon Community Schools Series 2023-2, GO, 4.00%, 5/1/2025	120	121
State of Michigan Series 2017 A, GO, 5.00%, 5/1/2025	25	25
State of Michigan Trunk Line Series 2020 A, Rev., 5.00%, 11/15/2024	40	40
Wayne State University Series 2015A, Rev., 5.00%, 11/15/2025	625	628
Total Michigan		54,003
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — 0.2%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026	115	119
County of Olmsted Series 2015A, GO, 4.00%, 2/1/2025	1,145	1,149
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028	300	321
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027	50	53
Series A, Rev., 5.00%, 1/1/2029	35	37
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027	80	84
Minnesota Higher Education Facilities Authority Series 2017, Rev., 5.00%, 3/1/2026	30	31
State of Minnesota
Series 2014A, GO, 5.00%, 11/18/2024	70	70
Series 2022A, Rev., 5.00%, 3/1/2027	1,250	1,326
Series 2019 B, GO, 5.00%, 8/1/2027	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydrelectric Project Series 2018 A, Rev., 5.00%, 1/1/2026	40	41
Total Minnesota		3,268
Mississippi — 0.2%
Alcorn State University Educational Building Corp. (The), Facilities Refinancing Project Series 2016, Rev., 5.00%, 9/1/2024	120	120
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,750	1,711
Series 2020C, Rev., 1.38%, 6/16/2025 (d)	1,500	1,466
Mississippi Development Bank, Brandon Public Improvement Project Series 2014, Rev., 5.00%, 11/1/2024 (b)	525	527
State of Mississippi Series 2016 B, GO, 5.00%, 12/1/2026 (b)	500	528
Total Mississippi		4,352
Missouri — 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2024	75	75
City of Kansas City
Series 2022A, GO, 5.00%, 2/1/2025	190	192
Series 2018 A, GO, 5.00%, 2/1/2027	20	21
Series 2017C, Rev., 5.00%, 9/1/2027	40	43
Series 2017 C, Rev., 5.00%, 9/1/2028	175	186
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028	25	25
City of O'Fallon Series 2017, Rev., 5.00%, 11/1/2024	35	35
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	235	253
City of St. Peters COP, 4.00%, 5/1/2025	425	428
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Curators of the University of Missouri (The) Series 2014A, Rev., 5.00%, 11/1/2025	50	50
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021 A, Rev., 4.00%, 7/1/2025	50	50
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	20	22
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 3.85%, 9/3/2024 (d)	29,400	29,400
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Rev., 5.00%, 11/15/2028	70	72
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Healthh System, Inc. Series 2016, Rev., 5.00%, 11/15/2025	30	31
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2025	120	121
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2014A, Rev., 5.00%, 1/1/2025	75	75
Series 2014A, Rev., 5.00%, 1/1/2027	195	196
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2029	50	51
Missouri State Board of Public Buildings Series 2014A, Rev., 4.00%, 10/1/2024	455	455
North Kansas City School District No. 74 COP, 5.00%, 9/1/2024	30	30
Total Missouri		31,853
Nebraska — 0.5%
City of Omaha
Series B, GO, 5.00%, 11/15/2024 (b)	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
Series 2004, GO, 5.25%, 4/1/2025	50	51
City of Omaha Sewer Series 2014, Rev., 5.00%, 11/15/2024	450	452
County of Saunders GO, 3.00%, 11/1/2024	415	415
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (d)	6,800	6,651
Douglas County Hospital Authority No. 2, Health Facilities Rev., 5.00%, 5/15/2025	50	51
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2025	150	151
Series A-1, Rev., 5.00%, 1/1/2026	50	50
Series B, Rev., 5.00%, 1/1/2026	25	26
Series 2016A, Rev., 5.00%, 1/1/2027	60	62
Series A-1, Rev., 5.00%, 1/1/2027	35	35
Series C, Rev., 5.00%, 1/1/2028	125	129
Series A-1, Rev., 5.00%, 1/1/2029	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,900	1,994
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2025	45	45
Series 2015A, Rev., 5.00%, 1/1/2026	50	50
Total Nebraska		10,252
Nevada — 0.2%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2027	685	714
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025	220	224
Series 2016A, GO, 5.00%, 6/15/2025	280	285
Series 2017 A, GO, 5.00%, 6/15/2025	295	300
Series 2018A, GO, 5.00%, 6/15/2025	50	51
Series 2021C, GO, 5.00%, 6/15/2026	75	78
Series 2016B, GO, 5.00%, 6/15/2027	80	84
Series 2017A, GO, 5.00%, 6/15/2027	190	202
Series 2018A, GO, 5.00%, 6/15/2027	150	160
Series 2015 D, GO, 5.00%, 6/15/2028	140	144
Series 2017A, GO, 5.00%, 6/15/2028	115	122
Series 2018A, GO, 5.00%, 6/15/2029	60	65
County of Clark
GO, 5.00%, 11/1/2024 (b)	165	165
Series 2016A, GO, 5.00%, 11/1/2024	70	70
Series 2018, GO, 5.00%, 12/1/2026	1,000	1,054
Series 2018 B, GO, 5.00%, 12/1/2026	50	53
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
Series 2017, Rev., 5.00%, 7/1/2027	20	21
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025	75	76
County of Clark, Limited Tax Flood Control GO, 4.00%, 11/1/2024 (b)	35	35
County of Clark, Limited Tax Las Vegas Convention and Visitors Authority Series 2017 C, GO, 5.00%, 7/1/2025	20	20
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2027	25	27
Las Vegas Valley Water District Series 2017 A, GO, 5.00%, 2/1/2025	40	40
State of Nevada, Capital Improvement Series 2023A, GO, 5.00%, 5/1/2025	45	46
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015D, GO, 5.00%, 4/1/2026	75	76
Series 2019 A, GO, 5.00%, 5/1/2027	85	91
State of Nevada, Water Pollution Control Series 2019 E, GO, 5.00%, 8/1/2027	30	32
Washoe County School District
Series 2017 C, GO, 5.00%, 10/1/2024	25	25
Series 2020A, GO, 5.00%, 10/1/2024	85	85
Total Nevada		4,345
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (d)	2,500	2,518
New Hampshire Municipal Bond Bank Series 2022 C, Rev., 5.00%, 8/15/2027	30	32
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026	20	20
Total New Hampshire		2,570
New Jersey — 7.0%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	104
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Rev., GTD, 4.50%, 5/28/2025	8,100	8,174
Borough of Carlstadt GO, BAN, 4.50%, 5/2/2025	7,700	7,765
Borough of East Rutherford GO, BAN, 4.25%, 4/4/2025	8,450	8,506
Borough of Emerson GO, BAN, 4.50%, 7/25/2025	2,100	2,118
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Borough of Florham Park Series 2015, GO, 5.00%, 10/15/2024	45	45
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025	3,100	3,136
Borough of North Haledon GO, BAN, 4.50%, 6/24/2025	2,944	2,971
Borough of Ramsey GO, BAN, 4.50%, 2/28/2025	4,450	4,465
Borough of Seaside Park GO, BAN, 4.25%, 4/11/2025	1,900	1,912
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	2,400	2,416
Borough of Stone Harbor Series 2018, GO, 5.00%, 11/1/2024	20	20
Borough of Upper Saddle River GO, BAN, 4.25%, 3/21/2025	2,500	2,508
Borough of Woodland Park GO, BAN, 4.50%, 5/1/2025	4,900	4,943
Burlington County Bridge Commission, Government Leasing Program
Series 2024A, Rev., 4.25%, 4/8/2025	3,300	3,324
Series 2024 C, Rev., 4.50%, 8/5/2025	5,000	5,062
County of Essex Series A, GO, 5.00%, 9/1/2024	150	150
County of Hudson Series 2014, GO, 5.00%, 9/1/2024	200	200
Cumberland County Improvement Authority (The), Technical High School Project Series 2014, Rev., AGM, 5.00%, 9/1/2024 (b)	45	45
Essex County Improvement Authority, Family Court Building Project Rev., GTD, 5.00%, 6/18/2025	8,100	8,226
Metuchen School District GO, 5.00%, 9/15/2024	110	110
Middlesex County Improvement Authority Series 2021, Rev., GTD, 5.00%, 9/15/2024	600	600
New Brunswick Parking Authority, Tax-Exempt Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	425
New Jersey Economic Development Authority
Series B, Rev., 5.00%, 11/1/2024	75	75
Series A, Rev., 4.00%, 11/1/2027	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,200	7,200
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,450	2,547
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (e)	2,500	2,622
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,400	1,485
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement Series 2014A, Rev., 5.00%, 9/1/2024	70	70
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group Rev., 5.00%, 7/1/2025	80	80
New Jersey Infrastructure Bank
Series 2016A-1, Rev., GTD, 4.00%, 9/1/2024	50	50
Series 2016A-R2, Rev., GTD, 5.00%, 9/1/2024	115	115
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2021 A 2, Rev., 5.00%, 9/1/2024	50	50
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,168
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028	410	425
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2014AA, Rev., 5.00%, 6/15/2025	245	245
Series 2014AA, Rev., 5.00%, 6/15/2026	175	175
Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,924
New Jersey Turnpike Authority
Series 2005 D-2, Rev., AGM, 5.25%, 1/1/2026	12,000	12,250
Series 2014A, Rev., 5.00%, 1/1/2027	220	220
Series 2017 A, Rev., 5.00%, 1/1/2029	100	105
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	367
State of New Jersey
GO, 5.00%, 6/1/2025 (b)	25	26
Series 2020 A, GO, 5.00%, 6/1/2027	110	117
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	2,000	2,085
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	110	113
Series 2018A, Rev., 5.00%, 6/1/2028	1,000	1,053
Series 2018A, Rev., 5.00%, 6/1/2029	25	26
Town of Dover, General Improvement Water Utility Series 2024, GO, BAN, 4.50%, 1/23/2025	4,300	4,314
Town of Westfield GO, BAN, 4.75%, 11/8/2024	1,700	1,703
Township of Brick GO, BAN, 4.25%, 3/19/2025	4,000	4,023
Township of Evesham Series 2023A, GO, BAN, 5.00%, 9/18/2024	50	50
Township of Marlboro Series 2017, GO, 4.00%, 10/1/2024	40	40
Township of Mendham Series 2015, GO, 4.00%, 9/1/2024	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Township of Middle, General Improvement Sewer Utility
GO, BAN, 4.50%, 9/5/2024	4,590	4,590
GO, BAN, 4.25%, 9/3/2025 (f)	5,225	5,275
Township of Montville GO, BAN, 5.00%, 11/6/2024	2,000	2,006
Township of Mount Holly Series 2023A, GO, BAN, 4.50%, 9/26/2024	1,885	1,886
Township of Ocean GO, BAN, 4.50%, 5/28/2025	2,837	2,862
Township of Scotch Plains GO, BAN, 4.50%, 1/17/2025	4,100	4,113
Township of Toms River Series 2016 AB, GO, 5.00%, 11/15/2024	35	35
Township of Woodbridge GO, BAN, 4.00%, 3/14/2025	350	352
Union County Improvement Authority, Juvenile Detention Center Facility Project Series 2015A, Rev., 5.50%, 5/1/2025	20	21
Total New Jersey		134,164
New Mexico — 0.0% ^
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2014A, Rev., 5.00%, 9/27/2024	80	80
Series 2018A, Rev., 5.00%, 6/15/2027	50	53
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (b)	190	194
State of New Mexico Series 2021, GO, 5.00%, 3/1/2025	65	66
State of New Mexico Severance Tax Permanent Fund Series 2018A, Rev., 5.00%, 7/1/2027	25	27
Total New Mexico		420
New York — 15.3%
Avon Central School District GO, BAN, 4.50%, 6/27/2025	2,900	2,924
Candor Central School District GO, BAN, 4.50%, 7/25/2025	2,000	2,020
Charlotte Valley Central School District GO, BAN, 4.50%, 6/27/2025	3,000	3,027
City of Auburn GO, BAN, 4.25%, 8/14/2025	17,700	17,871
City of Hudson GO, BAN, 4.50%, 6/20/2025	3,000	3,026
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025	1,820	1,837
City of Long Beach Series 2024A, GO, BAN, 4.50%, 9/27/2024	7,500	7,504
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026	35	37
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2014 Series 2014J, GO, 5.00%, 8/1/2026	50	50
City of New York, Fiscal Year 2015
Series 2015A, GO, 5.00%, 11/13/2024	140	140
Series 2015C, GO, 5.00%, 8/1/2026	60	61
Series 2015D, GO, 5.00%, 8/1/2026	150	151
Series 2015C, GO, 5.00%, 8/1/2028	45	45
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026	75	79
Series 2019 E, GO, 5.00%, 8/1/2027	135	144
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 5.00%, 9/1/2024	285	285
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026	200	209
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026	160	168
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	800	886
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028	1,000	1,089
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025	3,600	3,612
City of Oneida GO, BAN, 4.50%, 3/28/2025	8,054	8,120
City of Troy GO, BAN, 4.50%, 7/25/2025	13,500	13,636
City of Yonkers Series 2017 C, GO, 5.00%, 10/1/2024	150	150
Cohoes City School District GO, BAN, 4.50%, 6/26/2025	4,900	4,944
County of Albany Series 2019 A, GO, 5.00%, 9/15/2024	275	275
County of Erie Series 2018A, GO, 5.00%, 9/15/2024	25	25
County of Nassau, General Improvement Series 2017 C, GO, 5.00%, 10/1/2024	275	275
County of Rensselaer Series 2015, GO, 5.00%, 9/1/2024	50	50
Cuba-Rushford Central School District GO, BAN, 4.50%, 6/27/2025	2,000	2,018
East Aurora Union Free School District GO, BAN, 4.50%, 6/18/2025	4,100	4,139
Eastport-South Manor Central School District GO, BAN, 4.50%, 5/22/2025	21,000	21,212
Eldred Central School District GO, BAN, 4.50%, 6/18/2025	4,500	4,543
Ellenville Central School District GO, BAN, 4.50%, 6/20/2025	5,400	5,458
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2016A, Rev., 5.00%, 5/1/2025	45	46
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025	14,600	14,763
Haverstraw-Stony Point Central School District Series 2015, GO, 5.00%, 10/15/2024	50	50
Highland Central School District GO, BAN, 4.50%, 6/27/2025	6,600	6,659
Hornell City School District GO, BAN, 4.50%, 6/27/2025	2,400	2,421
Jasper-Troupsberg Central School District GO, BAN, 4.50%, 6/27/2025	2,000	2,015
Lancaster Central School District GO, BAN, 4.50%, 6/6/2025	4,100	4,145
Lansingburgh Central School District at Troy GO, BAN, 4.50%, 7/11/2025	5,700	5,764
Long Island Power Authority Series 2023 F, Rev., 5.00%, 9/1/2027	20	21
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	24,146
Lyons Central School District GO, BAN, 4.50%, 6/27/2025	6,100	6,155
Madison Central School District GO, BAN, 4.50%, 6/20/2025	2,100	2,121
Malone Central School District GO, BAN, 4.50%, 6/26/2025	6,000	6,055
Manhasset Union Free School District Series 2019, GO, 5.00%, 9/15/2024	35	35
Medina Central School District GO, BAN, 4.50%, 7/16/2025	7,300	7,379
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 4.01%, 9/3/2024 (c)	965	964
Series 2016D, Rev., 4.00%, 11/15/2024	40	40
Series 2014C, Rev., 5.00%, 11/15/2024 (b)	50	50
Series 2015F, Rev., 5.00%, 11/15/2024	245	246
Series 2016B, Rev., 5.00%, 11/15/2024	55	55
Series 2017B, Rev., 5.00%, 11/15/2024	260	261
Series A-1, Rev., 5.00%, 11/15/2024	85	85
Series 2016B, Rev., 4.00%, 11/15/2025	40	41
Metropolitan Transportation Authority, Green Bond Series 2017C-1, Rev., 5.00%, 11/15/2024	50	50
Mount Markham Central School District, Unlimited Tax GO, BAN, 4.50%, 6/25/2025	4,750	4,792
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	500	501
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.90%, 9/3/2024 (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2026	75	76
Series 2016 S-1, Rev., 5.00%, 7/15/2026	25	26
Series 2019 S-2A, Rev., 5.00%, 7/15/2027	25	27
New York City Transitional Finance Authority Future Tax Secured
Series 2015C, Rev., 5.00%, 11/1/2024	25	25
Series 2023B, Subseries B-1, Rev., 5.00%, 11/1/2024	125	125
Series 2023D, Subseries D-1, Rev., 5.00%, 11/1/2024	50	50
Series C, Rev., 5.00%, 11/1/2024	155	155
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026	95	99
Series C, Rev., 5.00%, 11/1/2026	80	82
Series B1, Rev., 5.00%, 11/1/2028	30	31
Series 2017 A-1, Rev., 5.00%, 5/1/2029	25	26
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028	105	111
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/3/2024 (d)	15,000	15,000
Series 2014 B-1, Rev., 5.00%, 10/28/2024	620	622
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015 A-1, Rev., 5.00%, 10/28/2024	160	160
Series 2015B Subseries B-1, Rev., 5.00%, 10/28/2024	50	50
New York State Dormitory Authority
Series 2019 A, Rev., 5.00%, 10/1/2024	50	50
Series B, Rev., 5.00%, 10/1/2024	35	35
Series G, Rev., 5.00%, 10/1/2024	120	120
Series 2019 D, Rev., 4.00%, 2/15/2025 (b)	40	40
Series 2015B, Rev., 5.00%, 2/15/2025 (b)	50	51
Series 2016 A, Rev., 5.00%, 2/15/2025 (b)	40	40
Series 2017 A, Rev., 5.00%, 3/15/2025 (b)	45	46
Series 2018A, Rev., 5.00%, 3/15/2025 (b)	70	71
Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2025	125	127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	1,800	1,846
Series 2018 1, Rev., 5.00%, 1/15/2026	20	21
Series 2016 D, Rev., 5.00%, 2/15/2026 (b)	20	21
Series 2016 D, Rev., 5.00%, 2/15/2026	30	31
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	1,000	1,050
Series 2021 A, Rev., 5.00%, 3/15/2027	180	191
Series 2016 A, Rev., 5.00%, 3/15/2028	120	125
New York State Dormitory Authority, Court Facilities Lease Series 2005 A, Rev., AMBAC, 5.50%, 5/15/2025	320	326
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025	30	30
New York State Dormitory Authority, New York University
Series 2017 A, Rev., 5.00%, 7/1/2028	25	27
Series 2017 A, Rev., 5.00%, 7/1/2029	70	74
New York State Dormitory Authority, Oersonal Income Tax Series 2017 B GRP 1, Rev., 5.00%, 2/15/2026 (b)	65	67
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	1,100	1,181
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 5.00%, 10/1/2024	100	100
Series 2022 A, Rev., 5.00%, 10/1/2024	155	155
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2017 A, Rev., 5.00%, 2/15/2025 (b)	470	474
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (b)	400	405
New York State Environmental Facilities Corp. Series 2005 B, Rev., 5.50%, 10/15/2024 (b)	20	20
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2027	20	20
Series K, Rev., 5.00%, 1/1/2028	295	297
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025	2,200	2,222
North Rose-Wolcott Central School District GO, BAN, 4.50%, 7/25/2025	3,000	3,031
Otego-Unadilla Central School District GO, BAN, 4.50%, 7/17/2025	7,100	7,170
Port Authority of New York and New Jersey, Consolidated
Series 213, Rev., 5.00%, 9/1/2024	205	205
Series 183, Rev., 5.00%, 12/15/2025	160	160
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 189, Rev., 5.00%, 5/1/2028	40	41
Series 189, Rev., 5.00%, 11/1/2028	75	76
Romulus Central School District GO, BAN, 4.50%, 7/24/2025	2,600	2,625
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2024 (b)	505	506
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	250	251
Sidney Central School District GO, BAN, 4.50%, 7/24/2025	2,600	2,626
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025	2,500	2,514
Town of Dryden Series 2024, GO, BAN, 4.50%, 1/23/2025	2,440	2,447
Town of Eastchester Series 2020, GO, 5.00%, 9/1/2024	150	150
Town of Hempstead Series 2018 C, GO, 5.00%, 9/15/2024	20	20
Town of Milton GO, BAN, 4.50%, 7/25/2025	3,900	3,937
Town of Orangetown Series 2020 B, GO, 5.00%, 9/15/2024	150	150
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025 (f)	7,500	7,576
Town of Wawarsing GO, BAN, 4.50%, 7/24/2025	3,400	3,431
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2024	45	45
Series 2023 A, Rev., 5.00%, 11/15/2024	100	100
Series 2023 B-2, Rev., 5.00%, 11/15/2024	125	126
Series 2023A, Rev., 5.00%, 11/15/2024	75	75
Series A, Rev., 5.00%, 11/15/2024	25	25
Series A, Rev., 5.00%, 11/15/2026	75	79
Series 2024B, Rev., BAN, 5.00%, 3/15/2027	2,000	2,119
Series A, Rev., 5.00%, 11/15/2027	50	53
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2017C-1, Rev., 5.00%, 11/15/2024	65	65
Village of Farmingdale Series l, GO, BAN, 4.25%, 1/30/2025	3,475	3,487
Village of Highland Falls Series 2024A, GO, BAN, 4.00%, 9/27/2024	2,400	2,401
Wayne Central School District GO, BAN, 4.50%, 6/27/2025	1,900	1,916
Yorkshire-Pioneer Central School District GO, BAN, 4.50%, 7/9/2025	12,000	12,135
Total New York		294,340
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (d)	1,000	1,083
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Variable Rate, Health Care Series 2021B, Rev., 5.00%, 12/2/2024 (d)	280	281
City of Charlotte
Series 2015C, COP, 5.00%, 12/1/2024 (b)	105	105
Series 2021A, Rev., 5.00%, 7/1/2025	50	51
City of Greensboro Series 2018 B, GO, 5.00%, 10/1/2024	85	85
City of High Point Combined Water and Sewer System
Series 2014, Rev., 5.00%, 11/1/2024 (b)	50	50
Series 2019, Rev., 5.00%, 11/1/2024	50	50
City of Raleigh Series 2014B, Rev., 5.00%, 10/1/2024	50	50
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (d)	825	823
Series 2019B, Rev., 2.00%, 10/1/2024 (d)	825	823
Series 2020A, Rev., 1.38%, 6/16/2025 (d)	1,780	1,740
County of Buncombe Series 2015, Rev., 5.00%, 6/1/2026	3,000	3,050
County of Guilford Series 2016 A, GO, 5.00%, 2/1/2025	20	20
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026	200	210
County of Mecklenburg
Series 2016 A, GO, 5.00%, 9/1/2024	275	275
Series 2015B, Rev., 5.00%, 10/1/2024	265	265
Series 2017 A, GO, 5.00%, 4/1/2025	350	355
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2024 (b)	235	235
County of Union Series 2017, GO, 5.00%, 9/1/2024	100	100
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026	35	37
County of Wake Series 2014, GO, 5.00%, 9/1/2024	110	110
North Carolina Eastern Municipal Power Agency
Series 1993 B, Rev., NATL - RE, 6.00%, 1/1/2025 (b)	20	20
Series 1993 B, Rev., 6.00%, 1/1/2026 (b)	165	172
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (d)	1,000	1,027
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (b)	270	275
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	65	67
Series 2016 A, Rev., 5.00%, 1/1/2028	265	275
Series 2016 A, Rev., 5.00%, 1/1/2029	250	259
Orange County Public Facilities Co. Rev., 5.00%, 10/1/2026	50	53
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2025	135	137
Series 2020B, Rev., 5.00%, 5/1/2026	35	36
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025	25	25
Series 2018 A, GO, 5.00%, 6/1/2026	20	21
Series 2014C, Rev., 5.00%, 5/1/2027	440	441
Series 2015, Rev., 5.00%, 3/1/2029	35	35
State of North Carolina, Limited Obligation Series 2017 B, Rev., 5.00%, 5/1/2029	525	556
Total North Carolina		13,197
North Dakota — 0.0% ^
North Dakota Public Finance Authority Series 2015A, Rev., 5.00%, 10/1/2024	35	35
Ohio — 3.6%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2024	250	251
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028	100	108
American Municipal Power, Inc., City of Wapakoneta Project Rev., BAN, 4.50%, 6/19/2025	1,000	1,007
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2020A, Rev., 5.00%, 2/15/2025	160	162
Series 2020A, Rev., 5.00%, 2/15/2027	310	327
Cincinnati City School District Series 2014, COP, 5.00%, 12/15/2024 (b)	120	121
City of Akron, Income Tax Series 2019, Rev., 4.00%, 12/1/2024	275	276
City of Hamilton Series 2023, GO, BAN, 4.50%, 12/19/2024	2,000	2,007
City of Huber Heights GO, BAN, 4.50%, 7/10/2025	1,800	1,818
City of New Albany GO, BAN, 4.00%, 9/10/2025 (f)	10,000	10,073
City of Strongsville, Street Improvement GO, BAN, 4.75%, 6/5/2025	1,000	1,009
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026	60	62
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	130
County of Allen Series 2017 A, Rev., 5.00%, 8/1/2027	300	319
County of Cuyahoga Series 2020 D, Rev., 5.00%, 12/1/2025	50	51
County of Cuyahoga, Convention Hotel Project Series 2014, COP, 5.00%, 12/1/2028	315	315
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Series 2016C, Rev., 5.00%, 11/1/2024	795	797
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029	110	115
County of Hamilton Sewer System Series 2020 A, Rev., 5.00%, 12/1/2026	20	21
County of Hamilton, Metropolitan Sewer district of Greater Cincinnati Series 2014A, Rev., 5.00%, 12/1/2028	1,750	1,758
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027	80	85
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025	1,680	1,690
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	425	441
Dublin City School District GO, BAN, 5.00%, 12/18/2024	1,525	1,531
Gallia County Local School District Series 2014, GO, 5.00%, 11/1/2024 (b)	260	260
Kings Local School District, Unlimited Tax GO, BAN, 4.50%, 7/16/2025	1,400	1,416
Miami University
Series 2014, Rev., 5.00%, 9/1/2024	170	170
Series 2017, Rev., 5.00%, 9/1/2024	175	175
Series 2014, Rev., 5.00%, 9/3/2024	20	20
New Albany Plain Local School District Series 2021 A, GO, 4.00%, 12/1/2024	65	65
Northeast Ohio Regional Sewer District Series 2014, Rev., 5.00%, 11/15/2024 (b)	130	130
Northeast Ohio Regional Sewer District, Wastewater Improvement Series 2014, Rev., 5.00%, 11/15/2024 (b)	20	20
Ohio Higher Educational Facility Commission Series 2018, Rev., 5.00%, 12/1/2026	25	26
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2015A, Rev., 5.00%, 12/1/2024	50	50
Series 2018, Rev., 5.00%, 12/1/2029	40	43
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017 A, Rev., 5.00%, 11/1/2024	165	166
Ohio Higher Educational Facility Commission, Oberlin College 2017 Project Series 2017, Rev., 5.00%, 10/1/2024 (b)	40	40
Ohio State University (The)
Series 2010-D, Rev., 5.00%, 12/1/2025	25	26
Series 2021 A, Rev., 5.00%, 12/1/2026	200	211
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2022A, Rev., 5.00%, 2/15/2025	25	25
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020 B, Rev., 5.00%, 12/1/2025	125	129
State of Ohio
COP, 5.00%, 9/1/2024	85	85
Series 2015A, GO, 5.00%, 9/1/2024	125	125
Series 2018A, GO, 5.00%, 9/1/2024	40	40
Series 2017 V, GO, 5.00%, 10/1/2024	300	300
Series 2016A, Rev., 5.00%, 2/1/2025	155	156
Series A, Rev., 5.00%, 4/1/2025	45	46
Series 2015C, GO, 5.00%, 5/1/2025 (b)	70	72
Series 2017 A, GO, 5.00%, 5/1/2025	25	25
Series 2017 V, GO, 5.00%, 10/1/2026	100	105
State of Ohio Department of Administrative Services COP, 5.00%, 9/1/2024	95	95
State of Ohio, Adult Correctional Building Fund Projects Series 2013A, Rev., 5.00%, 10/1/2024	170	170
State of Ohio, Capital Facilities Lease Appropriation Juvenile Correctional Building Fund Project Series 2017 A, Rev., 4.00%, 10/1/2024	100	100
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016 C, Rev., 5.00%, 12/1/2026	45	47
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 3.50%, 9/3/2024 (d)	15,000	15,000
State of Ohio, Common School
Series 2017B, GO, 5.00%, 9/15/2024	75	75
Series 2020 B, GO, 5.00%, 9/15/2024	115	115
Series 2015A, GO, 5.00%, 9/15/2026	115	121
Series 2017B, GO, 5.00%, 9/15/2026	50	53
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2024	45	45
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027	1,235	1,331
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028	1,000	1,041
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025	100	103
State of Ohio, University Hospitals Health System, Inc. Series 2015A, Rev., VRDO, 3.11%, 9/12/2024 (d)	23,250	23,250
State of Ohio, Voting System Acquisition Project COP, 5.00%, 9/1/2026	20	21
University of Cincinnati Series 2019 A, Rev., 5.00%, 6/1/2027	85	91
Total Ohio		70,058
Oklahoma — 0.3%
Canadian County Independent School District No. 69 Mustang Series 2024 A, GO, 4.00%, 6/1/2027	1,555	1,602
City of Tulsa Series 2020, GO, 5.00%, 3/1/2025	25	25
Cleveland County Educational Facilities Authority, Norman Public Schools Project Rev., 5.00%, 6/1/2025	140	142
Garvin County Educational Facilities Authority, Pernell Public Schools Project Rev., 4.00%, 9/1/2024	160	160
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project Rev., 4.00%, 9/1/2024	245	245
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 10/15/2024	30	30
Series 2014A, Rev., 5.00%, 6/1/2025	215	215
Series 2016 A, Rev., 5.00%, 6/1/2025	235	239
Series 2014A, Rev., 5.00%, 6/1/2026	405	406
Series 2016A, Rev., 5.00%, 6/1/2026	65	68
Series 2016 A, Rev., 5.00%, 6/1/2027	60	63
Series 2016 A, Rev., 5.00%, 6/1/2029	30	31
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project Rev., 5.00%, 10/1/2024	1,000	1,001
Oklahoma County Independent School District No. 1 Putnam City Series 2023, GO, 4.00%, 4/1/2025	25	25
Oklahoma Municipal Power Authority, Power Supply System
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — continued
Series A, Rev., 5.00%, 1/1/2025 (b)	85	85
Series B, Rev., 5.00%, 1/1/2025	75	76
Series 2021A, Rev., AGM, 5.00%, 1/1/2027	65	68
Oklahoma State University Series 2020 A, Rev., 5.00%, 9/1/2024	275	275
Oklahoma Water Resources Board, Clean Water Program Series 2023, Rev., 5.00%, 4/1/2025	195	198
Oklahoma Water Resources Board, State Loan Program
Series 2020 A, Rev., 4.00%, 10/1/2024	20	20
Series 2018 A, Rev., 5.00%, 10/1/2024	35	35
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	256
Tulsa County Industrial Authority, Sand Springs Public Schools Project Rev., 4.00%, 9/1/2024	435	435
Total Oklahoma		5,700
Oregon — 0.1%
City of Portland Sewer System Series 2018 A, Rev., 5.00%, 5/1/2025	40	41
County of Washington Series 2016B, GO, 5.00%, 3/1/2025	20	20
Hospital Facilities Authority of Multnomah County Oregon, Adventist Health System Rev., 5.00%, 3/1/2025 (d)	1,135	1,136
Oregon State Lottery Series 2015C, Rev., 5.00%, 4/1/2026	30	30
State of Oregon Department of Transportation
Series 2014A, Rev., 5.00%, 11/15/2024 (b)	175	175
Series 2015A, Rev., 5.00%, 11/15/2024 (b)	690	693
Series A, Rev., 5.00%, 11/15/2024	50	50
Series A, Rev., 5.00%, 11/15/2026	200	211
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028	30	31
Tri-County Metropolitan Transportation District of Oregon Series 2018 A, Rev., 5.00%, 10/1/2029	100	107
Total Oregon		2,494
Pennsylvania — 6.5%
Abington School District Series 2017, GO, 5.00%, 10/1/2024	85	85
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	90	92
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027	75	81
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2025	150	151
Series 2020B, Rev., 4.00%, 6/1/2025	210	212
Series 2020A, Rev., 5.00%, 6/1/2026	525	545
Apollo-Ridge School District Series 2019A, GO, 4.00%, 9/1/2024	450	450
Chartiers Valley School District Series B, GO, 5.00%, 4/15/2025 (b)	60	61
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 3.00%, 9/1/2024	215	215
City of Philadelphia
Series 2019B, GO, 5.00%, 2/1/2025	150	151
Series 2019 A, GO, 5.00%, 8/1/2025	95	97
Series 2021 A, GO, 5.00%, 5/1/2026	50	52
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (b)	40	43
Series 2019B, GO, 5.00%, 2/1/2028	40	43
City of Philadelphia Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2024	530	531
Series 2017, GO, AGM, 5.00%, 8/1/2027	55	59
City of Philadelphia, Water and Wastewater Series 2021 C, Rev., 5.00%, 10/1/2024	220	220
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	314
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025	50	51
Series 2019B, Rev., 5.00%, 6/1/2027	365	387
Series 2020A, Rev., 5.00%, 6/1/2027	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	310	314
Rev., 5.00%, 6/1/2027	485	511
Rev., 5.00%, 6/1/2028	1,745	1,871
Commonwealth of Pennsylvania
Series 2016, GO, 5.00%, 9/15/2024	150	150
Series 2018A, COP, 5.00%, 7/1/2027	405	430
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2024	35	35
Series C-75, GO, 5.00%, 11/1/2025	280	287
County of Armstrong GO, AGM, 4.00%, 6/1/2025	240	242
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
County of Chester Series 2014, GO, 5.00%, 7/15/2027	55	55
County of Indiana
GO, 3.00%, 12/15/2024	430	430
GO, 3.00%, 12/15/2025	250	251
GO, 3.00%, 12/15/2026	435	436
County of Montgomery Series 2019 C, GO, 5.00%, 9/1/2024	75	75
County of Northampton Series 2019 A, GO, 5.00%, 10/1/2024	20	20
County of Somerset GO, 2.00%, 10/1/2024	300	299
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027	15	16
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028	1,595	1,741
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2024	50	50
Erie City Water Authority Series 2014, Rev., AGM, 5.00%, 12/1/2024 (b)	30	30
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (d)	7,700	8,006
Series 2020 C, Rev., 5.00%, 4/1/2030 (d)	1,000	1,094
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.60%, 9/3/2024 (d)	23,600	23,600
Girard School District Series B, GO, AGM, 5.00%, 11/15/2024 (b)	25	25
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network
Series 2015A, Rev., 4.00%, 1/15/2025 (b)	40	40
Series 2015A, Rev., 5.25%, 1/15/2025 (b)	310	313
Neshaminy School District Series 2023B, GO, 5.00%, 11/1/2024	100	100
Pennsylvania Economic Development Financing Authority Series 2017 A, Rev., 5.00%, 11/15/2024	85	85
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2014A, Rev., 5.00%, 2/1/2025	20	20
Series 2017A, Rev., 5.00%, 11/15/2026	65	68
Series 2016, Rev., 5.00%, 3/15/2027	55	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, UPMC
Series 2016, Rev., 5.00%, 3/15/2025	105	106
Series 2014A, Rev., 5.00%, 2/1/2028	20	20
Pennsylvania Higher Educational Facilities Authority
Series AQ, Rev., 5.00%, 6/15/2025	20	20
Series AT-1, Rev., 5.00%, 6/15/2025	120	122
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (b)	10	11
Series 2017 AU-2, Rev., 5.00%, 6/15/2027	40	42
Pennsylvania State University (The)
Series B, Rev., 5.00%, 9/1/2024	215	215
Series B, Rev., 5.00%, 9/1/2028	40	42
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.90%, 9/12/2024 (d)	35,000	35,000
Series A-2, Rev., 5.00%, 12/1/2024	620	623
Series 2019, Rev., 5.00%, 12/1/2025	155	160
Series A-1, Rev., 5.00%, 12/1/2025	155	158
Series 2016, Rev., 5.00%, 6/1/2026	75	77
Series 2020B, Rev., 5.00%, 12/1/2026	400	421
Series 2021 C, Rev., 5.00%, 12/1/2026	100	105
Series 2019A, Rev., 4.00%, 12/1/2027	25	26
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	104
Series 2016A-3, Rev., 5.00%, 12/1/2027	1,355	1,418
Series 2016 B, Rev., 5.00%, 6/1/2029	75	78
Series 2017, Rev., 5.00%, 12/1/2029	50	53
Series 2014C, Rev., 5.00%, 12/1/2030	250	251
Series 2014, Rev., 5.00%, 12/1/2031	2,600	2,609
Series 2014A, Rev., 5.00%, 12/1/2038	1,035	1,039
Series 2014C, Rev., 5.00%, 12/1/2039	4,680	4,695
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025	25	26
Series B, Rev., 5.00%, 12/1/2028	485	508
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025	20	20
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2024	150	150
Series 2019, Rev., 5.00%, 10/1/2028	200	218
Series 2019, Rev., 5.00%, 10/1/2029	75	83
Philadelphia Gas Works Co., 1998 General Ordinance
Series A-2, Rev., VRDO, LOC : TD Bank NA, 2.83%, 9/12/2024 (d)	20,300	20,300
Series 14TH, Rev., 5.00%, 10/1/2024	245	245
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 14TH, Rev., 5.00%, 10/1/2025	25	25
Series 14TH, Rev., 5.00%, 10/1/2026	30	31
Series 14TH, Rev., 5.00%, 10/1/2028	150	156
Series 14TH, Rev., 5.00%, 10/1/2029	25	26
School District of Philadelphia (The)
Series 2019 A, GO, 5.00%, 9/1/2024	500	500
Series F, GO, 5.00%, 9/1/2024	535	535
Series 2019 B, GO, 5.00%, 9/1/2026	1,000	1,041
Series 2019 A, GO, 5.00%, 9/1/2028	70	75
Series F, GO, 5.00%, 9/1/2028	5,000	5,183
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025	175	177
Series 2017, Rev., 5.00%, 6/1/2027	80	85
Series 2017, Rev., 5.00%, 6/1/2029	20	21
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	440
Township of East Coventry
GO, 3.00%, 12/1/2025	345	345
GO, 3.00%, 12/1/2026	275	276
Township of East Pennsboro Series 2019, GO, 4.00%, 9/1/2024	75	75
Uniontown Area School District GO, 3.00%, 10/1/2024 (b)	900	900
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025	50	51
West View Municipal Authority Water Series 2014, Rev., 5.00%, 11/15/2024 (b)	810	813
Wyalusing Area School District GO, 3.00%, 4/1/2026	300	299
Total Pennsylvania		124,532
Rhode Island — 0.1%
Narragansett Bay Commission Series 2014B, Rev., 5.00%, 9/1/2024 (b)	160	160
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025	285	290
Series 2016B, Rev., 5.00%, 6/15/2027	90	93
Series 2020 A, Rev., 5.00%, 5/15/2028	280	302
Series 2016 B, Rev., 5.00%, 6/15/2029	70	73
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2024 (b)	350	350
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — continued
Series C, Rev., 5.00%, 10/1/2024 (b)	110	110
State of Rhode Island Series B, GO, 5.00%, 11/1/2024 (b)	50	50
Total Rhode Island		1,428
South Carolina — 0.6%
Berkeley County School District Series 2013, Rev., 5.00%, 12/1/2024	95	95
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2014, Rev., 5.00%, 12/1/2026	20	20
Charleston Public Facilities Corp. Series 2017A, Rev., 5.00%, 9/1/2024	100	100
City of Charleston Hospitality Tax Series 2022, Rev., 5.00%, 9/1/2024	205	205
County Square Redevelopment Corp., South Carolina Project Series 2024, Rev., BAN, 5.00%, 2/9/2025	5,800	5,846
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026	185	187
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027	25	25
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2024	100	100
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,308
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2024	125	126
Series 2015, Rev., 5.00%, 12/1/2025	250	254
Rev., 5.00%, 12/1/2027	80	81
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026	3,420	3,468
South Carolina Public Service Authority Series 2014C, Rev., 5.00%, 12/1/2024	445	447
Total South Carolina		12,262
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017 A, Rev., 5.00%, 11/15/2026	50	53
South Dakota Health And Educational Facilities Authority, Sanford Obligated Group Series 2015, Rev., 5.00%, 11/1/2024	400	401
Total South Dakota		454
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	69

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — 0.5%
City of Chattanooga Series A, Rev., 5.00%, 9/1/2024	30	30
City of Chattanooga Electric Series A, Rev., 4.00%, 9/1/2029	1,750	1,764
City of Memphis Series 2014A, GO, 5.00%, 11/1/2024	45	45
City of Memphis Sanitary Sewerage System Series 2020B, Rev., 5.00%, 10/1/2024	100	100
County of Hamilton Series 2018 A, GO, 5.00%, 4/1/2025	25	25
County of Montgomery Series 2017, GO, 5.00%, 4/1/2025	35	36
Knoxville's Community Development Corp. Series 2021, Rev., 4.25%, 10/1/2024	300	300
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025	90	92
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board Series 2023 A, Rev., 5.00%, 7/1/2028	25	27
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (d)	5,655	5,616
State of Tennessee
Series A, GO, 5.00%, 9/1/2024	25	25
Series A, GO, 5.00%, 9/1/2024 (b)	75	75
Series 2018 A, GO, 5.00%, 2/1/2025	25	25
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026	350	362
Tennessee State School Bond Authority Series 2014B, Rev., 5.00%, 11/1/2024 (b)	40	40
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2014B, Rev., 5.00%, 11/1/2024 (b)	440	441
Series 2014B, Rev., 5.00%, 11/1/2024	200	201
Series A, Rev., 5.00%, 11/1/2026	65	68
Total Tennessee		9,272
Texas — 5.3%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027	25	27
Alamo Community College District, Maintainance Tax
GO, 5.00%, 2/15/2025	40	40
GO, 5.00%, 2/15/2027	30	32
Allen Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 2/15/2025	90	91
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (d)	1,220	1,243
Arlington Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2027	25	25
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2025	225	230
Austin Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (b)	1,000	1,011
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029	35	38
Birdville Independent School District, Unlimited Tax
Series 2015B, GO, PSF-GTD, 5.00%, 2/15/2025	85	86
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,710	1,726
Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026	440	455
Board of Regents of the University of Texas System
Series 2016 D, Rev., 5.00%, 8/15/2026	300	314
Series 2016B, Rev., 5.00%, 8/15/2026	20	21
Series 2021 A, Rev., 5.00%, 8/15/2027	95	102
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (b)	60	62
Central Texas Regional Mobility Authority, Subordinate Lien
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	1,000	1,002
Series 2021C, Rev., BAN, 5.00%, 1/1/2027	35	36
Central Texas Turnpike System Series C, Rev., 5.00%, 11/4/2024	1,425	1,430
City of Austin
GO, 5.00%, 9/1/2024	100	100
Series 2016, GO, 5.00%, 9/1/2024	25	25
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 5/15/2025 (b)	25	25
Series 2022, Rev., 5.00%, 11/15/2026	300	316
Series 2024, Rev., 5.00%, 11/15/2028	1,000	1,097
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	50	52
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028	280	299
City of Conroe, Limited Tax Series 2018, GO, 5.00%, 11/15/2024	45	45
City of Corpus Christi Series 2015, GO, 5.00%, 3/1/2025	100	101
City of Dallas
Series 2015, GO, 5.00%, 2/15/2025	155	156
Series 2019A, GO, 5.00%, 2/15/2025	50	50
Series 2017, GO, 5.00%, 2/15/2026	320	331
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Dallas Waterworks and Sewer System Series 2016 A, Rev., 5.00%, 10/1/2024	25	25
City of Denton Series 2019, GO, 5.00%, 2/15/2025	115	116
City of Denton Utility System Series 2017, Rev., 5.00%, 12/1/2028	125	130
City of Denton, Utility System Series 2017, Rev., 5.00%, 12/1/2027	225	235
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025	500	505
City of Fort Worth
Series 2016, GO, 5.00%, 3/1/2025	165	167
Series 2015A, GO, 5.00%, 3/1/2026	45	46
Series 2016, GO, 5.00%, 3/1/2026	65	67
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2025	150	152
Series 2015A, Rev., 5.00%, 2/15/2026	25	25
Series 2020A, Rev., 5.00%, 2/15/2026	100	104
Series 2020A, Rev., 5.00%, 2/15/2027	165	175
City of Frisco
Series 2015A, GO, 5.00%, 2/15/2025	50	50
Series 2015A, GO, 5.00%, 2/15/2027	90	91
City of Garland Series 2018, GO, 5.00%, 2/15/2027	75	79
City of Georgetown Utility System Series 2022, Rev., AGM, 5.00%, 8/15/2027	70	75
City of Houston
Series 2019 A, GO, 5.00%, 3/1/2025	80	81
Series 2017 A, GO, 5.00%, 3/1/2026	30	31
Series 2017 A, GO, 5.00%, 3/1/2028	265	278
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027	65	69
City of Houston Combined Utility System, First Lien
Series 2002 C, Rev., 5.00%, 11/15/2024	30	30
Series 2014D, Rev., 5.00%, 11/15/2024	480	482
Series 2016 B, Rev., 5.00%, 11/15/2024	70	70
Series 2017 B, Rev., 5.00%, 11/15/2024	140	141
Series 2021 A, Rev., 5.00%, 11/15/2024	55	55
Series 2015D, Rev., 5.00%, 11/15/2025	300	308
Series 2016 B, Rev., 5.00%, 11/15/2025	550	565
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025	50	51
Series 2020B, Rev., 5.00%, 7/1/2027	25	27
Series 2023B, Rev., AGM, 5.00%, 7/1/2028	30	33
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026	20	20
Series 2024 A, Rev., 5.00%, 11/15/2026	1,000	1,052
Series 2014D, Rev., 5.00%, 11/15/2027	20	20
City of Houston, Public Improvement
Series 2017A, GO, 5.00%, 3/1/2025	135	136
Series 2019A, GO, 5.00%, 3/1/2027	105	111
City of Irving Series 2017 B, GO, 5.00%, 9/15/2024	75	75
City of Lubbock Series 2016, GO, 5.00%, 2/15/2025	50	50
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026	250	259
Series 2018, Rev., 5.00%, 4/15/2027	480	506
City of Plano
Series 2022, GO, 4.00%, 9/1/2024	1,000	1,000
Series 2016, GO, 5.00%, 9/1/2024	30	30
City of Port Arthur, Combination Tax, Certificates of Obligation Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	403
City of San Antonio
Series 2015, GO, 5.00%, 2/1/2025 (b)	65	66
GO, 5.00%, 2/1/2027 (f)	2,000	2,109
Series 2015, GO, 5.00%, 2/1/2027	35	35
City of San Antonio Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2025	25	25
Series 2016, Rev., 5.00%, 2/1/2025	20	20
Series 2022, Rev., 5.00%, 2/1/2025	230	232
Series 2017, Rev., 5.00%, 2/1/2026	55	57
Series 2018 A, Rev., 5.00%, 2/1/2026	565	584
Series 2016, Rev., 5.00%, 2/1/2027	1,925	2,003
Series 2024D, Rev., 5.00%, 2/1/2030 (f)	1,000	1,115
City of San Antonio, Combination Tax GO, 5.00%, 2/1/2029 (f)	1,125	1,234
City of San Antonio, Electric and Gas Systems
Series 2012, Rev., 5.25%, 2/1/2025	700	707
Series 2018, Rev., 5.00%, 2/1/2027	360	380
City of San Antonio, General Improvement GO, 5.00%, 8/1/2027	50	53
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025	75	75
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	75	77
Comal Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2026	50	50
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028	35	36
Conroe Independent School District, Unlimited Tax
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
Series 2014A, GO, PSF-GTD, 4.00%, 2/15/2028	80	80
County of Bastrop, Combination Tax GO, 5.00%, 8/1/2029 (f)	985	1,085
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027	90	93
Series A, GO, 5.00%, 3/1/2028	95	98
County of Harris Series 2022A, GO, 5.00%, 10/1/2024	670	671
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029	865	961
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026	20	21
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027	20	21
County of Harris, Senior Lien Series 2016 A, Rev., 5.00%, 8/15/2026	30	31
County of Hays Series 2017, GO, 5.00%, 2/15/2028	25	26
County of Hays, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025 (b)	150	151
County of Kaufman, Limited Tax Series 2020A, GO, 5.00%, 2/15/2025	130	131
County of Kaufman, Unlimited Tax GO, 5.00%, 2/15/2025	255	257
County of Williamson Series 2020, GO, 5.00%, 2/15/2025	35	35
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 2/15/2028	50	50
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	175	177
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (b)	200	206
Dallas County Utility and Reclamation District, Unlimited Tax
Series 2016, GO, 5.00%, 2/15/2025	425	428
Series 2016, GO, 5.00%, 2/15/2028	300	321
Dallas Fort Worth International Airport
Series 2020 B, Rev., 5.00%, 11/1/2024	650	652
Series 2021B, Rev., 5.00%, 11/1/2024	175	176
Series 2023B, Rev., 5.00%, 11/1/2024	160	160
Series 2023B, Rev., 5.00%, 11/1/2025	4,000	4,109
Series 2021B, Rev., 5.00%, 11/1/2026	35	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2020 A, Rev., 5.00%, 11/1/2027	20	21
Series 2020 B, Rev., 5.00%, 11/1/2027	25	27
Series 2023B, Rev., 5.00%, 11/1/2027	1,000	1,074
Series 2023B, Rev., 5.00%, 11/1/2028	1,250	1,367
Dallas Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	200	201
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	25	25
Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	40	40
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026	30	31
Denton County Housing Finance Corp., THF Pathway on Woodrow LP Series 2022, Rev., 5.00%, 2/1/2025 (d)	300	302
Denton Independent School District Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	220	221
Duncanville Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	255	257
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (b)	185	189
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	230
GO, PSF-GTD, 3.00%, 8/15/2027	115	115
Fort Worth Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025	110	111
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	3,495	3,583
Goose Creek Consolidated Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	205	207
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-2, Rev., 5.00%, 9/24/2024 (d)	150	151
Series 2014A, Rev., 5.00%, 12/1/2025	120	121
Series 2020C-3, Rev., 5.00%, 12/1/2026 (d)	660	691
Series 2014A, Rev., 5.00%, 12/1/2027	20	20
Series 2019 A, Rev., 5.00%, 12/1/2027	20	21
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2015-1, Rev., 5.00%, 10/1/2024	140	140
Series 2019 A, Rev., 5.00%, 10/1/2024	40	40
Harris County Flood Control District Series 2019 A, Rev., 5.00%, 10/1/2024	195	195
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Harris County Fresh Water Supply District No. 61, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	695	695
Harris County-Houston Sports Authority, Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2025	75	75
Harris County-Houston Sports Authority, Taxable Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	550	552
Harris County-Houston Sports Authority, Third Lien Series 2004A-3, Rev., NATL - RE, Zero Coupon, 11/15/2024 (b)	3,410	1,483
Housing Options, Inc., Multi Family Housing Estelle Village Apartments Project Series 2022, Rev., 3.90%, 2/1/2025 (d)	1,000	1,001
Houston Housing Finance Corp. Multi Family Housing Sunset Garden Apartments Series 2022, Rev., FHA, 4.00%, 10/1/2024 (d)	175	175
Humble Independent School District
Series B, GO, PSF-GTD, 5.00%, 2/15/2025	40	40
Series 2016 C, GO, 5.00%, 2/15/2026	55	57
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028	25	25
Irving Independent School District, Unlimited Tax Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2025	75	76
Judson Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025	65	66
Katy Independent School District
Series D, GO, PSF-GTD, 5.00%, 2/15/2026	240	249
Series A, GO, PSF-GTD, 5.00%, 2/15/2027	50	51
Keller Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	160	161
Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	100	101
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	325	328
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026	1,000	1,010
Killeen Independent School District Series 2018, GO, PSF-GTD, 5.00%, 2/15/2025	130	131
La Porte Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 2/15/2025	50	50
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026	60	62
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	863
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Lone Star College System, Limited Tax
Series 2021 A, GO, 5.00%, 2/15/2025	50	50
Series B, GO, 5.00%, 2/15/2025	135	136
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028	20	22
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025	245	249
Series 2023A, Rev., AGM, 5.00%, 5/15/2026	890	927
Series 2019, Rev., 5.00%, 5/15/2027	245	260
Series 2021, Rev., 5.00%, 5/15/2027	75	80
Series 2022, Rev., 5.00%, 5/15/2027	85	90
Series 2023, Rev., AGM, 5.00%, 5/15/2027	20	21
Series 2023A, Rev., AGM, 5.00%, 5/15/2027	60	64
Series 2019, Rev., 5.00%, 5/15/2028	80	87
Series 2022, Rev., 5.00%, 5/15/2028	225	244
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	266
Mansfield Independent School District Series 2015, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	175	176
Metropolitan Transit Authority of Harris County Sales and Use Tax
Rev., 5.00%, 11/1/2024	175	175
Rev., 5.00%, 11/1/2024 (b)	400	401
Series 2015 B, Rev., 5.00%, 11/1/2024	50	50
Series 2017B, Rev., 5.00%, 11/1/2024	135	135
Series A, Rev., 5.00%, 11/1/2024	285	286
Rev., 5.00%, 11/1/2029	1,000	1,085
Metropolitan Transit Authority of Harris County, Sales and Use Tax Series 2014, Rev., 5.00%, 11/1/2024 (b)	355	356
Montgomery Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	100	101
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029	1,750	1,846
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Series 2020A, Rev., 2.25%, 1/1/2025	315	312
New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project Series 2016, Rev., 5.00%, 11/15/2024 (b)	100	102
North Harris County Regional Water Authority, Senior Lien
Rev., 4.00%, 12/15/2024	130	130
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	73

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2016, Rev., 5.00%, 12/15/2027	75	78
Series 2016, Rev., 5.00%, 12/15/2028	505	527
Series 2016, Rev., 5.00%, 12/15/2029	190	198
North Texas Municipal Water District Water System Series 2019, Rev., 5.00%, 9/1/2024	140	140
North Texas Tollway Authority
Series 2015 B, Rev., 5.00%, 1/1/2026	75	76
Series 2016 A, Rev., 5.00%, 1/1/2028	30	31
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	185	186
Series A, Rev., 5.00%, 1/1/2025	530	532
Series A, Rev., 5.00%, 1/1/2028	200	206
Series 2015 B, Rev., 5.00%, 1/1/2029	25	25
North Texas Tollway Authority, Second Tier
Series 2021B, Rev., 5.00%, 1/1/2025	250	252
Series 2015A, Rev., 5.00%, 1/1/2026	50	50
Series 2020 C, Rev., 5.00%, 1/1/2026	75	77
Series B, Rev., 5.00%, 1/1/2027	295	302
Series B, Rev., 5.00%, 1/1/2029	20	20
Northwest Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	55	56
Pecan Grove Municipal Utility District, Unlimited Tax GO, AGM, 3.00%, 9/1/2024	600	600
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.50%, 7/1/2026	95	97
Series 2017 A, Rev., 5.00%, 7/1/2027	80	85
Pharr San Juan Alamo Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/1/2025 (b)	895	902
Plano Independent School District Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026	25	26
Plano Public Facility Corp., K Avenue Lofts Rev., 0.65%, 12/1/2024 (d)	9,500	9,509
Port Arthur Independent School District, Unlimited Tax Series A, GO, PSF-GTD, 5.00%, 2/15/2025 (b)	30	30
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026	110	111
San Antonio Water System, Junior Lien Series 2016 A, Rev., 5.00%, 5/15/2025	70	71
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2017, Rev., 5.00%, 10/1/2024	100	100
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2029 (f)	500	552
State of Texas, Public Finance Authority
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2014A, GO, 4.00%, 10/1/2024 (b)	140	140
Series 2014A, GO, 5.00%, 10/1/2024 (b)	260	260
Series 2014A, GO, 5.00%, 10/1/2024	115	115
State of Texas, Transportation Commission Mobility Fund
Series 2015-A, GO, 5.00%, 10/1/2024	135	135
Series A, GO, 5.00%, 10/1/2024 (b)	690	691
Series 2016 A, GO, 5.00%, 4/1/2025	25	25
Series A, GO, 5.00%, 10/1/2026	165	165
Series A, GO, 5.00%, 10/1/2028	25	25
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (d)	9,780	9,780
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.85%, 9/12/2024 (d)	4,675	4,675
State of Texas, Water Financial Assistance Series 2021 B, GO, 4.00%, 8/1/2029	410	413
State of Washington, Transportation Commission Series 2014, GO, 5.00%, 10/1/2025	535	536
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026	105	110
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028	25	25
Tarrant Regional, Water Control and Improvement District, Water System Rev., 5.00%, 3/1/2025	50	51
Texas Department of Transportation State Highway Fund, First Tier
Series 2015, Rev., 5.00%, 10/1/2024	375	376
Series 2008, Rev., 5.25%, 4/1/2025	35	36
Series 2015, Rev., 5.00%, 10/1/2026	55	58
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (d)	3,325	3,414
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2026	30	31
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028	385	417
Texas State University System Series 2017 A, Rev., 5.00%, 3/15/2026	100	104
Texas Tech University System Series 2017 A, Rev., 5.00%, 2/15/2026	110	114
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026	90	94
Texas Water Development Board, State Water Implementation Fund
Series A, Rev., 5.00%, 10/15/2024	150	150
Series 2017 A, Rev., 5.00%, 4/15/2025	50	51
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2018 B, Rev., 5.00%, 4/15/2025	20	20
Series 2019 A, Rev., 5.00%, 4/15/2025	310	314
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 4.00%, 5/1/2025	300	302
GO, 4.00%, 5/1/2026	280	286
Trinity River Authority Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026	35	37
Series 2019, Rev., 5.00%, 8/1/2026	100	105
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	25	27
Trinity River Authority, Water Project Rev., 5.00%, 2/1/2026	225	232
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2025	50	50
Series 2016 A, Rev., 4.00%, 2/15/2026	20	20
Series 2016A, Rev., 4.00%, 2/15/2027	25	25
Series 2017 C, Rev., 5.00%, 2/15/2028	40	41
University of North Texas System
Series 2018 A, Rev., 5.00%, 4/15/2025	350	355
Series 2017 A, Rev., 5.00%, 4/15/2028	125	132
Upper Trinity Regional Water District, Water Supply System Series 2020, Rev., 5.00%, 8/1/2025	1,000	1,019
Total Texas		101,507
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026	25	26
Central Utah Water Conservancy District Series 2017 B, Rev., 5.00%, 10/1/2024	90	90
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027	195	206
University of Utah (The) Series 2017 A, Rev., 5.00%, 8/1/2026	75	78
Utah Housing Corp., Moda Shoreline Apartments Series 2022, Rev., VRDO, FHA, 4.00%, 9/1/2024 (d)	100	100
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 3.00%, 10/15/2025	125	124
Utah Transit Authority, Sales Tax Series 2015 A, Rev., 5.00%, 6/15/2025	400	407
Total Utah		1,031
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Vermont — 0.0% ^
University of Vermont and State Agricultural College Series 2019 B, Rev., 5.00%, 10/1/2024	100	100
Virginia — 4.1%
Alexandria Industrial Development Authority, Alexandria Residential Care Facilities Mortgage, Goodwin House, Inc. Series 2015, Rev., 5.00%, 10/1/2024 (b)	35	35
City of Charlottesville Series 2016, GO, 4.00%, 9/1/2024	25	25
City of Hampton
Series 2015A, GO, 5.00%, 9/1/2024	150	150
Series 2015B, GO, 5.00%, 9/1/2024	40	40
Series 2022A, GO, 5.00%, 9/1/2024	30	30
City of Norfolk
Series 2017 A, GO, 5.00%, 9/1/2024 (b)	105	105
Series 2017 A, GO, 5.00%, 9/1/2024	125	125
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026	70	73
City of Richmond Series 2017 D, GO, 5.00%, 3/1/2027	30	32
County of Fairfax
Series 2015C, GO, 5.00%, 10/1/2024	30	30
Series 2017 A, GO, 5.00%, 10/1/2024	20	20
Fairfax County Economic Development Authority, County Facilities Project Series 2014A, Rev., 5.00%, 10/1/2024 (b)	410	410
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.90%, 9/12/2024 (d)	26,100	26,100
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025	1,500	1,542
Series 2016 A, Rev., 5.00%, 8/1/2026 (b)	50	52
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	2,515	2,620
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017 B, Rev., VRDO, LOC : Truist Bank, 2.50%, 9/3/2024 (d)	20,000	20,000
Prince William County Industrial Development Authority Series 2020 A, Rev., 5.00%, 10/1/2024	450	451
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2014A, Rev., 5.00%, 9/1/2024 (b)	75	75
Series 2015 D, Rev., 5.00%, 2/1/2025	70	71
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	75

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Series 2015A, Rev., 5.00%, 2/1/2025 (b)	550	555
Series 2015A, Rev., 5.00%, 2/1/2025	25	25
Series 2017 E, Rev., 5.00%, 2/1/2025	40	40
Series 2019A, Rev., 5.00%, 2/1/2025	20	20
Series A, Rev., 5.00%, 2/1/2025	20	20
Series 2014B, Rev., 4.00%, 9/1/2025	20	20
Series 2020 A, Rev., 5.00%, 2/1/2026	260	269
Series 2020 A, Rev., 5.00%, 2/1/2027	30	32
Series 2017 A, Rev., 5.00%, 9/1/2027	50	54
Virginia College Building Authority, 21St Century College and Equipment Programs Series 2020 A, Rev., 5.00%, 2/1/2025	55	56
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series 2019 A, Rev., 5.00%, 9/1/2024	20	20
Series B, Rev., 5.00%, 9/1/2024	70	70
Virginia Commonwealth Transportation Board, Capital Projects Series 2016, Rev., 5.00%, 5/15/2025	20	20
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2024	130	130
Rev., GAN, 5.00%, 9/15/2026	20	21
Rev., GAN, 5.00%, 9/15/2028	750	802
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027	830	864
Series 2020 B, Rev., 5.00%, 8/1/2027	25	27
Virginia Public School Authority Series XI, Rev., 5.00%, 4/15/2025	50	51
Virginia Resources Authority Series 2014C, Rev., AMT, 5.00%, 11/1/2024 (b)	25	25
Virginia Resources Authority Clean Water Revolving Fund
Series 2014B, Rev., 5.00%, 10/1/2024	500	501
Series 2015, Rev., 5.00%, 10/1/2024	355	355
Virginia Resources Authority, Virginia Pooled Financing Program
Series 2014 A, Rev., 5.00%, 11/1/2024 (b)	10	10
Series 2014 A, Rev., 5.00%, 11/1/2024	40	40
Series 2021 B, Rev., 5.00%, 11/1/2024	170	171
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (d)	22,765	21,826
Total Virginia		78,010
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.9%
Auburn School District No. 408 of King & Pierce Counties Series 2020, GO, 5.00%, 12/1/2025	25	26
Bellevue Convention Center Authority Series 1994, Rev., NATL - RE, Zero Coupon, 2/1/2025 (b)	8,850	8,735
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	945	972
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2024	30	30
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2024	80	80
Series 2021 S 1, Rev., 5.00%, 11/1/2024	90	90
City of Seattle Municipal Light and Power
Series 2014, Rev., 5.00%, 9/1/2024 (b)	300	300
Series 2017 C, Rev., 5.00%, 9/1/2024	145	145
Series 2016B, Rev., 5.00%, 4/1/2025	45	46
Series 2018 A, Rev., 5.00%, 1/1/2026	125	129
Series 2019 B, Rev., 5.00%, 2/1/2026	70	72
Energy Northwest, Project 1
Series 2024 B, Rev., 5.00%, 7/1/2026	2,420	2,526
Series 2017-A, Rev., 5.00%, 7/1/2027	250	267
Series 2020 A, Rev., 5.00%, 7/1/2027	60	64
Series 2024 B, Rev., 5.00%, 7/1/2027	1,000	1,066
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	3,600	3,620
FYI Properties Series 2019, Rev., 5.00%, 6/1/2027	45	48
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (b)	1,025	1,057
Pierce County School District No. 3 Puyallup Series 2022 B, GO, 5.00%, 12/1/2025	35	36
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025	40	41
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 11/12/2024	215	215
Series 2016, Rev., 5.00%, 2/1/2025	55	55
Series 2016, Rev., 5.00%, 2/1/2026	55	57
Series 2022A, Rev., 5.00%, 8/1/2026	60	63
Series 2016, Rev., 5.00%, 2/1/2027	465	479
Series A, Rev., 5.00%, 5/1/2027	45	48
Series 2022A, Rev., 5.00%, 8/1/2027	250	267
Rev., 5.00%, 2/1/2028	140	144
Series 2022A, Rev., 5.00%, 8/1/2028	145	158
Series 2016, Rev., 5.00%, 2/1/2029	70	72
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	August 31, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
State of Washington Series R-2022E, Rev., 5.00%, 9/1/2024	75	75
State of Washington Motor Vehicle Fuel Tax
Series R-2015B, GO, 5.00%, 7/1/2026	140	140
Series R-2021A, GO, 5.00%, 6/1/2027	125	133
State of Washington, Various Purpose
Series 2016C, GO, 5.00%, 2/1/2025	20	20
Series 2015B, GO, 5.00%, 2/1/2026	250	252
Series R-2018C, GO, 5.00%, 8/1/2026	50	52
Series 2020C, GO, 5.00%, 2/1/2027	30	32
Series 2021 C, GO, 5.00%, 2/1/2027	30	32
Series 2024 C, GO, 5.00%, 2/1/2027	1,320	1,396
Series 2018 A, GO, 5.00%, 8/1/2027	40	43
Series 2020A, GO, 5.00%, 8/1/2027	85	91
Series R-2017A, GO, 5.00%, 8/1/2027	40	42
Series R-2018 D, GO, 5.00%, 8/1/2027	135	144
Series 2015B, GO, 5.00%, 2/1/2028	50	50
Washington Health Care Facilities Authority, Catholic Health Initiatives Series B-2, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.24%, 9/12/2024 (c)	10,350	10,354
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	185	187
Washington State Housing Finance Commission Series A, Rev., 7.00%, 7/1/2025 (b) (e)	800	823
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (b) (e)	1,000	1,029
Total Washington		35,803
West Virginia — 0.4%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	365
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025	20	20
Series 2017A, Rev., 5.00%, 9/1/2027	120	128
Series 2017A, Rev., 5.00%, 9/1/2028	375	398
Series 2017A, Rev., 5.00%, 9/1/2029	30	32
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025	625	626
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

West Virginia — continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (d)	5,650	5,461
West Virginia University Series 2014A, Rev., 5.00%, 10/1/2024 (b)	100	100
Total West Virginia		7,130
Wisconsin — 1.4%
City of Madison
Series 2017 A, GO, 4.00%, 10/1/2024	20	20
Series 2018 A, GO, 4.00%, 10/1/2024	80	80
City of Milwaukee, Promissory Notes Series N2, GO, 4.00%, 3/15/2025	100	100
County of Dane Series 2023A, GO, 5.00%, 6/1/2027	405	432
County of Kenosha Series 2018 A, GO, 4.00%, 9/1/2024	25	25
Milwaukee Metropolitan Sewerage District Series 2017 A, GO, 5.00%, 10/1/2024	25	25
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026	120	124
Public Finance Authority, Rose Villa Project Series 2014A, Rev., 5.75%, 11/15/2024 (b) (e)	1,535	1,542
State of Wisconsin
Series 2016-1, GO, 5.00%, 11/1/2024	35	35
Series 2016A, GO, 5.00%, 5/1/2025 (b)	155	157
Series 2017 A, GO, 5.00%, 5/1/2025	25	26
Series 2017 B, GO, 5.00%, 5/1/2025 (b)	85	86
Series 2016-2, GO, 5.00%, 11/1/2026	30	31
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Series 2018B-4, Rev., 5.00%, 1/29/2025 (d)	1,695	1,703
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016 A, Rev., 5.00%, 11/15/2027	515	534
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2024	100	100
Series 2019A, Rev., 5.00%, 11/15/2024	695	697
Series 2016A, Rev., 5.00%, 11/15/2026	350	364
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 2.55%, 9/3/2024 (d)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	77

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2025	220	221
Wisconsin Health and Educational Facilities Authority, Marquette University Series 2019, Rev., 5.00%, 10/1/2024	160	160
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	145	145
Total Wisconsin		26,607
Total Municipal Bonds (Cost $1,601,437)		1,602,610
	SHARES (000)
Short-Term Investments — 19.2%
Investment Companies — 19.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (g) (h) (Cost $368,491)	368,461	368,498
Total Investments — 102.6% (Cost $1,969,928)		1,971,108
Liabilities in Excess of Other Assets — (2.6)%		(50,474)
NET ASSETS — 100.0%		1,920,634

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
GAN	Grant Anticipation Notes
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2024.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2024.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	August 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$273,395	$1,911,887	$333,879
Investments in affiliates, at value	34,225	133,808	31,950
Cash	—	—	— (a)
Deposits at broker for futures contracts	333	1,526	341
Receivables:
Investment securities sold — delayed delivery securities	10	10	5
Fund shares sold	188	7,891	128
Interest from non-affiliates	2,627	21,552	3,749
Dividends from affiliates	100	356	72
Variation margin on futures contracts	20	135	24
Total Assets	310,898	2,077,165	370,148
LIABILITIES:
Payables:
Due to custodian	— (a)	1	—
Investment securities purchased	1,088	5,713	—
Investment securities purchased — delayed delivery securities	4,496	12,557	565
Fund shares redeemed	5	1,010	236
Accrued liabilities:
Investment advisory fees	55	398	66
Administration fees	9	59	12
Distribution fees	27	84	30
Service fees	6	81	10
Custodian and accounting fees	7	103	7
Trustees’ and Chief Compliance Officer’s fees	— (a)	—	—
Other	33	102	37
Total Liabilities	5,726	20,108	963
Net Assets	$305,172	$2,057,057	$369,185

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$318,397	$2,228,818	$375,306
Total distributable earnings (loss)	(13,225)	(171,761)	(6,121)
Total Net Assets	$305,172	$2,057,057	$369,185
Net Assets:
Class A	$105,240	$384,564	$115,803
Class C	7,985	5,587	8,885
Class I	70,895	599,053	124,869
Class R6	121,052	1,067,853	119,628
Total	$305,172	$2,057,057	$369,185
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	10,176	37,531	17,920
Class C	779	561	1,375
Class I	7,030	59,753	19,218
Class R6	12,007	106,517	18,418
Net Asset Value (a):
Class A — Redemption price per share	$10.34	$10.25	$6.46
Class C — Offering price per share (b)	10.25	9.95	6.46
Class I — Offering and redemption price per share	10.08	10.03	6.50
Class R6 — Offering and redemption price per share	10.08	10.03	6.50
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.74	$10.65	$6.71
Cost of investments in non-affiliates	$269,091	$1,884,739	$328,472
Cost of investments in affiliates	34,224	133,803	31,949

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$724,330	$605,958	$1,602,610
Investments in affiliates, at value	38,576	22,854	368,498
Cash	—	— (a)	16
Deposits at broker for futures contracts	—	608	—
Receivables:
Investment securities sold	—	5	—
Investment securities sold — delayed delivery securities	150	60	100
Fund shares sold	592	9,908	16,678
Interest from non-affiliates	8,271	5,997	14,809
Dividends from affiliates	95	77	826
Variation margin on futures contracts	—	43	—
Due from adviser	—	—	27
Total Assets	772,014	645,510	2,003,564
LIABILITIES:
Payables:
Due to custodian	— (a)	—	—
Investment securities purchased	—	1,632	44,704
Investment securities purchased — delayed delivery securities	9,013	1,107	36,046
Fund shares redeemed	527	123	1,235
Accrued liabilities:
Investment advisory fees	90	146	—
Administration fees	3	32	—
Distribution fees	19	56	39
Service fees	32	14	345
Custodian and accounting fees	20	26	—
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Other	65	33	561
Total Liabilities	9,769	3,169	82,930
Net Assets	$762,245	$642,341	$1,920,634

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	81

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$822,147	$695,800	$1,959,597
Total distributable earnings (loss)	(59,902)	(53,459)	(38,963)
Total Net Assets	$762,245	$642,341	$1,920,634
Net Assets:
Class A	$83,935	$244,184	$192,084
Class C	1,770	7,173	—
Class I	343,803	234,439	1,728,550
Class R6	332,737	156,545	—
Total	$762,245	$642,341	$1,920,634
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,255	22,362	19,175
Class C	172	663	—
Class I	33,604	21,576	172,742
Class R6	32,535	14,410	—
Net Asset Value (a):
Class A — Redemption price per share	$10.17	$10.92	$10.02
Class C — Offering price per share (b)	10.27	10.82	—
Class I — Offering and redemption price per share	10.23	10.87	10.01
Class R6 — Offering and redemption price per share	10.23	10.86	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.40	$11.35	$—
Cost of investments in non-affiliates	$720,200	$593,126	$1,601,437
Cost of investments in affiliates	38,575	22,851	368,491

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	August 31, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,947	$40,642	$6,319
Interest income from affiliates	—	1	—
Dividend income from affiliates	325	1,762	342
Total investment income	5,272	42,405	6,661
EXPENSES:
Investment advisory fees	458	3,177	545
Administration fees	115	794	136
Distribution fees:
Class A	134	473	148
Class C	32	24	37
Service fees:
Class A	134	473	148
Class C	11	8	12
Class I	84	720	144
Custodian and accounting fees	30	139	28
Interest expense to affiliates	— (a)	4	— (a)
Professional fees	29	34	31
Trustees’ and Chief Compliance Officer’s fees	13	16	13
Printing and mailing costs	14	58	16
Registration and filing fees	28	82	28
Transfer agency fees (See Note 2.H.)	3	16	6
Other	4	18	5
Total expenses	1,089	6,036	1,297
Less fees waived	(363)	(1,928)	(427)
Less expense reimbursements	(30)	—	(36)
Net expenses	696	4,108	834
Net investment income (loss)	4,576	38,297	5,827
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(57)	(8,136)	(574)
Investments in affiliates	(1)	8	(1)
Futures contracts	231	1,052	290
Net realized gain (loss)	173	(7,076)	(285)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(310)	8,795	(152)
Investments in affiliates	1	2	— (a)
Futures contracts	74	342	87
Change in net unrealized appreciation/depreciation	(235)	9,139	(65)
Net realized/unrealized gains (losses)	(62)	2,063	(350)
Change in net assets resulting from operations	$4,514	$40,360	$5,477

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	83

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2024 (Unaudited) (continued)
(Amounts in thousands)

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11,496	$13,330	$26,862
Interest income from affiliates	— (a)	—	1
Dividend income from affiliates	818	755	2,664
Total investment income	12,314	14,085	29,527
EXPENSES:
Investment advisory fees	973	1,018	1,334
Administration fees	292	254	667
Distribution fees:
Class A	105	308	208
Class C	7	28	—
Service fees:
Class A	105	308	208
Class C	2	9	—
Class I	426	283	2,015
Custodian and accounting fees	65	56	90
Interest expense to affiliates	2	— (a)	9
Professional fees	32	34	34
Trustees’ and Chief Compliance Officer’s fees	13	14	16
Printing and mailing costs	23	22	13
Registration and filing fees	46	59	18
Transfer agency fees (See Note 2.H.)	5	8	8
Other	7	6	20
Total expenses	2,103	2,407	4,640
Less fees waived	(1,050)	(662)	(2,315)
Net expenses	1,053	1,745	2,325
Net investment income (loss)	11,261	12,340	27,202
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(5,850)	(3,711)	(829)
Investments in affiliates	(4)	4	4
Futures contracts	(292)	531	—
Net realized gain (loss)	(6,146)	(3,176)	(825)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	9,733	3,564	8,240
Investments in affiliates	1	(1)	2
Futures contracts	(115)	154	—
Change in net unrealized appreciation/depreciation	9,619	3,717	8,242
Net realized/unrealized gains (losses)	3,473	541	7,417
Change in net assets resulting from operations	$14,734	$12,881	$34,619

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	August 31, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,576	$7,578	$38,297	$107,631
Net realized gain (loss)	173	(2,925)	(7,076)	(127,619)
Change in net unrealized appreciation/depreciation	(235)	8,541	9,139	131,677
Change in net assets resulting from operations	4,514	13,194	40,360	111,689
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,532)	(2,576)	(6,333)	(11,220)
Class C	(101)	(263)	(90)	(217)
Class I	(1,035)	(1,397)	(10,556)	(21,153)
Class R6	(1,925)	(3,344)	(21,602)	(75,367)
Total distributions to shareholders	(4,593)	(7,580)	(38,581)	(107,957)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,410)	20,951	(192,526)	(1,312,157)
NET ASSETS:
Change in net assets	(1,489)	26,565	(190,747)	(1,308,425)
Beginning of period	306,661	280,096	2,247,804	3,556,229
End of period	$305,172	$306,661	$2,057,057	$2,247,804
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,827	$10,182	$11,261	$23,295
Net realized gain (loss)	(285)	(3,654)	(6,146)	(36,158)
Change in net unrealized appreciation/depreciation	(65)	9,531	9,619	44,988
Change in net assets resulting from operations	5,477	16,059	14,734	32,125
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,848)	(3,275)	(1,053)	(1,850)
Class C	(128)	(331)	(19)	(36)
Class I	(1,879)	(2,743)	(5,008)	(10,364)
Class R6	(1,996)	(3,816)	(5,247)	(11,262)
Total distributions to shareholders	(5,851)	(10,165)	(11,327)	(23,512)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(4,143)	6,358	(56,560)	(271,963)
NET ASSETS:
Change in net assets	(4,517)	12,252	(53,153)	(263,350)
Beginning of period	373,702	361,450	815,398	1,078,748
End of period	$369,185	$373,702	$762,245	$815,398
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,340	$26,166	$27,202	$52,135
Net realized gain (loss)	(3,176)	(27,871)	(825)	(23,184)
Change in net unrealized appreciation/depreciation	3,717	44,357	8,242	38,409
Change in net assets resulting from operations	12,881	42,652	34,619	67,360
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(4,417)	(8,561)	(2,432)	(3,781)
Class C	(111)	(251)	—	—
Class I	(4,312)	(7,316)	(24,822)	(48,324)
Class R6	(3,526)	(10,016)	—	—
Total distributions to shareholders	(12,366)	(26,144)	(27,254)	(52,105)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(191,192)	268,103	172,767	(611,514)
NET ASSETS:
Change in net assets	(190,677)	284,611	180,132	(596,259)
Beginning of period	833,018	548,407	1,740,502	2,336,761
End of period	$642,341	$833,018	$1,920,634	$1,740,502
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,813	$24,877	$41,999	$108,309
Distributions reinvested	1,504	2,527	6,284	11,128
Cost of shares redeemed	(14,947)	(25,536)	(42,197)	(95,322)
Change in net assets resulting from Class A capital transactions	(2,630)	1,868	6,086	24,115
Class C
Proceeds from shares issued	181	1,430	186	2,261
Distributions reinvested	101	263	89	216
Cost of shares redeemed	(1,778)	(9,292)	(1,594)	(5,918)
Change in net assets resulting from Class C capital transactions	(1,496)	(7,599)	(1,319)	(3,441)
Class I
Proceeds from shares issued	11,529	34,757	73,984	341,702
Distributions reinvested	1,030	1,389	10,417	20,728
Cost of shares redeemed	(6,927)	(19,848)	(69,820)	(463,553)
Change in net assets resulting from Class I capital transactions	5,632	16,298	14,581	(101,123)
Class R6
Proceeds from shares issued	9,162	51,051	29,081	329,218
Distributions reinvested	1,918	3,333	21,506	75,089
Cost of shares redeemed	(13,996)	(44,000)	(262,461)	(1,636,015)
Change in net assets resulting from Class R6 capital transactions	(2,916)	10,384	(211,874)	(1,231,708)
Total change in net assets resulting from capital transactions	$(1,410)	$20,951	$(192,526)	$(1,312,157)
SHARE TRANSACTIONS:
Class A
Issued	1,051	2,446	4,117	10,704
Reinvested	147	248	619	1,103
Redeemed	(1,454)	(2,520)	(4,143)	(9,441)
Change in Class A Shares	(256)	174	593	2,366
Class C
Issued	18	142	19	232
Reinvested	10	26	9	22
Redeemed	(175)	(934)	(161)	(607)
Change in Class C Shares	(147)	(766)	(133)	(353)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	1,150	3,521	7,398	34,782
Reinvested	103	140	1,048	2,098
Redeemed	(694)	(2,006)	(7,002)	(46,963)
Change in Class I Shares	559	1,655	1,444	(10,083)
Class R6
Issued	913	5,148	2,913	33,251
Reinvested	192	336	2,165	7,609
Redeemed	(1,395)	(4,429)	(26,397)	(166,569)
Change in Class R6 Shares	(290)	1,055	(21,319)	(125,709)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,219	$20,648	$11,274	$23,961
Distributions reinvested	1,813	3,213	1,046	1,835
Cost of shares redeemed	(14,413)	(25,788)	(14,790)	(36,233)
Change in net assets resulting from Class A capital transactions	(7,381)	(1,927)	(2,470)	(10,437)
Class C
Proceeds from shares issued	396	1,183	100	390
Distributions reinvested	126	329	19	36
Cost of shares redeemed	(2,509)	(10,073)	(377)	(1,015)
Change in net assets resulting from Class C capital transactions	(1,987)	(8,561)	(258)	(589)
Class I
Proceeds from shares issued	16,203	44,947	58,271	152,299
Distributions reinvested	1,862	2,712	4,985	10,320
Cost of shares redeemed	(5,733)	(26,591)	(78,175)	(280,868)
Change in net assets resulting from Class I capital transactions	12,332	21,068	(14,919)	(118,249)
Class R6
Proceeds from shares issued	9,558	49,752	7,754	92,372
Distributions reinvested	1,992	3,813	5,166	11,093
Cost of shares redeemed	(18,657)	(57,787)	(51,833)	(246,153)
Change in net assets resulting from Class R6 capital transactions	(7,107)	(4,222)	(38,913)	(142,688)
Total change in net assets resulting from capital transactions	$(4,143)	$6,358	$(56,560)	$(271,963)
SHARE TRANSACTIONS:
Class A
Issued	810	3,266	1,118	2,380
Reinvested	282	504	104	183
Redeemed	(2,243)	(4,062)	(1,466)	(3,608)
Change in Class A Shares	(1,151)	(292)	(244)	(1,045)
Class C
Issued	61	186	9	39
Reinvested	20	52	2	3
Redeemed	(389)	(1,597)	(37)	(100)
Change in Class C Shares	(308)	(1,359)	(26)	(58)
Class I
Issued	2,494	7,021	5,727	15,057
Reinvested	289	423	493	1,022
Redeemed	(887)	(4,162)	(7,707)	(27,822)
Change in Class I Shares	1,896	3,282	(1,487)	(11,743)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,475	7,776	764	9,158
Reinvested	309	595	510	1,099
Redeemed	(2,891)	(9,016)	(5,112)	(24,336)
Change in Class R6 Shares	(1,107)	(645)	(3,838)	(14,079)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$24,509	$68,968	$88,424	$179,221
Distributions reinvested	4,348	8,431	2,395	3,781
Cost of shares redeemed	(33,906)	(87,448)	(66,085)	(281,106)
Change in net assets resulting from Class A capital transactions	(5,049)	(10,049)	24,734	(98,104)
Class C
Proceeds from shares issued	869	3,912	—	—
Distributions reinvested	111	250	—	—
Cost of shares redeemed	(1,569)	(5,080)	—	—
Change in net assets resulting from Class C capital transactions	(589)	(918)	—	—
Class I
Proceeds from shares issued	39,997	181,059	524,946	512,407
Distributions reinvested	4,164	6,761	24,746	48,222
Cost of shares redeemed	(35,597)	(92,664)	(401,659)	(1,074,039)
Change in net assets resulting from Class I capital transactions	8,564	95,156	148,033	(513,410)
Class R6
Proceeds from shares issued	12,778	220,139	—	—
Distributions reinvested	3,523	10,015	—	—
Cost of shares redeemed	(210,419)	(46,240)	—	—
Change in net assets resulting from Class R6 capital transactions	(194,118)	183,914	—	—
Total change in net assets resulting from capital transactions	$(191,192)	$268,103	$172,767	$(611,514)
SHARE TRANSACTIONS:
Class A
Issued	2,259	6,431	8,843	18,021
Reinvested	402	790	240	380
Redeemed	(3,126)	(8,186)	(6,618)	(28,274)
Change in Class A Shares	(465)	(965)	2,465	(9,873)
Class C
Issued	81	372	—	—
Reinvested	10	23	—	—
Redeemed	(146)	(483)	—	—
Change in Class C Shares	(55)	(88)	—	—
Class I
Issued	3,701	16,930	52,573	51,520
Reinvested	387	637	2,482	4,858
Redeemed	(3,296)	(8,824)	(40,239)	(108,073)
Change in Class I Shares	792	8,743	14,816	(51,695)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	August 31, 2024

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024	Six Months Ended August 31, 2024 (Unaudited)	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,181	20,996	—	—
Reinvested	328	946	—	—
Redeemed	(19,473)	(4,338)	—	—
Change in Class R6 Shares	(17,964)	17,604	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.34	$0.15	$— (f)	$0.15	$(0.15)	$10.34
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)	10.34
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Year Ended February 29, 2020	10.71	0.23	0.54	0.77	(0.23)	11.25
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.25	0.12	— (f)	0.12	(0.12)	10.25
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)	10.25
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Year Ended February 29, 2020	10.62	0.18	0.53	0.71	(0.18)	11.15
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.09	0.15	(0.01)	0.14	(0.15)	10.08
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)	10.09
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Year Ended February 29, 2020	10.47	0.24	0.52	0.76	(0.24)	10.99
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.09	0.16	(0.01)	0.15	(0.16)	10.08
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)	10.09
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (f)	(0.19)	10.80
Year Ended February 29, 2020	10.47	0.25	0.52	0.77	(0.25)	10.99

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.46%	$105,240	0.54%	2.91%	0.96%	22%
4.45	107,875	0.55	2.53	0.97	36
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6
7.29	126,253	0.60	2.13	0.96	8

1.21	7,985	1.04	2.41	1.46	22
3.95	9,492	1.05	2.00	1.48	36
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6
6.72	52,168	1.10	1.66	1.47	8

1.45	70,895	0.44	3.01	0.70	22
4.67	65,275	0.45	2.65	0.72	36
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6
7.37	60,122	0.50	2.26	0.71	8

1.50	121,052	0.34	3.11	0.45	22
4.77	124,019	0.35	2.74	0.47	36
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6
7.48	127,070	0.40	2.35	0.46	8
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.23	$0.17	$0.02	$0.19	$(0.17)	$—	$(0.17)
Year Ended February 29, 2024	10.13	0.31	0.11	0.42	(0.32)	—	(0.32)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Year Ended February 29, 2020	10.91	0.24	0.61	0.85	(0.24)	—	(0.24)
Class C
Six Months Ended August 31, 2024 (Unaudited)	9.94	0.14	0.01	0.15	(0.14)	—	(0.14)
Year Ended February 29, 2024	9.86	0.25	0.09	0.34	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 29, 2020	10.63	0.18	0.60	0.78	(0.18)	—	(0.18)
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.01	0.18	0.02	0.20	(0.18)	—	(0.18)
Year Ended February 29, 2024	9.93	0.33	0.09	0.42	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Year Ended February 29, 2020	10.71	0.27	0.60	0.87	(0.27)	—	(0.27)
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.01	0.19	0.02	0.21	(0.19)	—	(0.19)
Year Ended February 29, 2024	9.93	0.34	0.09	0.43	(0.35)	—	(0.35)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)
Year Ended February 29, 2020	10.71	0.28	0.60	0.88	(0.28)	—	(0.28)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	August 31, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$10.25	1.90%	$384,564	0.65%	3.36%	0.91%	16%
10.23	4.19	377,730	0.65	3.09	0.91	24
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34
11.52	7.86	250,087	0.65	2.17	0.90	20

9.95	1.57	5,587	1.20	2.81	1.42	16
9.94	3.52	6,898	1.20	2.53	1.42	24
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34
11.23	7.38	29,173	1.20	1.63	1.40	20

10.03	2.07	599,053	0.40	3.61	0.66	16
10.01	4.34	583,636	0.40	3.34	0.66	24
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34
11.31	8.19	660,041	0.40	2.42	0.64	20

10.03	2.12	1,067,853	0.30	3.71	0.41	16
10.01	4.44	1,279,540	0.30	3.42	0.40	24
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34
11.31	8.30	4,329,545	0.30	2.52	0.39	20
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$6.47	$0.10	$(0.01)	$0.09	$(0.10)	$6.46
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)	6.47
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Year Ended February 29, 2020	6.71	0.14	0.35	0.49	(0.14)	7.06
Class C
Six Months Ended August 31, 2024 (Unaudited)	6.47	0.08	— (f)	0.08	(0.09)	6.46
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)	6.47
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Year Ended February 29, 2020	6.71	0.10	0.34	0.44	(0.10)	7.05
Class I
Six Months Ended August 31, 2024 (Unaudited)	6.50	0.10	0.01	0.11	(0.11)	6.50
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.15	0.34	0.49	(0.15)	7.09
Class R6
Six Months Ended August 31, 2024 (Unaudited)	6.50	0.11	— (f)	0.11	(0.11)	6.50
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96
Year Ended February 29, 2020	6.75	0.16	0.34	0.50	(0.16)	7.09

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.44%	$115,803	0.54%	3.13%	0.95%	28%
4.34	123,310	0.55	2.68	0.96	37
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5
7.31	164,358	0.75	1.96	0.95	13

1.18	8,885	1.04	2.63	1.45	28
3.80	10,882	1.05	2.15	1.46	37
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5
6.62	57,781	1.25	1.49	1.45	13

1.64	124,869	0.44	3.23	0.69	28
4.42	112,611	0.45	2.79	0.70	37
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5
7.38	105,497	0.50	2.22	0.70	13

1.69	119,628	0.34	3.33	0.44	28
4.52	126,899	0.35	2.88	0.45	37
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5
7.49	119,722	0.40	2.32	0.44	13
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.12	$0.13	$0.05	$0.18	$(0.13)	$10.17
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)	10.12
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Year Ended February 29, 2020	10.49	0.16	0.37	0.53	(0.16)	10.86
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.22	0.10	0.05	0.15	(0.10)	10.27
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)	10.22
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Year Ended February 29, 2020	10.59	0.11	0.37	0.48	(0.11)	10.96
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.18	0.15	0.05	0.20	(0.15)	10.23
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)	10.18
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Year Ended February 29, 2020	10.55	0.21	0.37	0.58	(0.21)	10.92
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.18	0.15	0.05	0.20	(0.15)	10.23
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)	10.18
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83
Year Ended February 29, 2020	10.54	0.21	0.38	0.59	(0.22)	10.91

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.78%	$83,935	0.69%	2.47%	0.88%	33%
3.08	86,007	0.70	1.98	0.87	44
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21
5.12	53,408	0.70	1.48	0.86	24

1.50	1,770	1.19	1.97	1.40	33
2.52	2,020	1.20	1.47	1.39	44
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21
4.52	4,303	1.20	0.99	1.36	24

1.99	343,803	0.24	2.92	0.62	33
3.53	357,230	0.25	2.42	0.62	44
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21
5.56	641,836	0.24	1.94	0.61	24

2.02	332,737	0.19	2.97	0.37	33
3.58	370,141	0.20	2.46	0.37	44
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21
5.61	961,820	0.19	1.99	0.36	24
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$10.90	$0.19	$0.03	$0.22	$(0.20)	$10.92
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)	10.90
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Year Ended February 29, 2020	11.77	0.32	0.89	1.21	(0.32)	12.66
Class C
Six Months Ended August 31, 2024 (Unaudited)	10.80	0.16	0.02	0.18	(0.16)	10.82
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)	10.80
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (f)	(0.20)	12.35
Year Ended February 29, 2020	11.67	0.25	0.87	1.12	(0.24)	12.55
Class I
Six Months Ended August 31, 2024 (Unaudited)	10.85	0.20	0.03	0.23	(0.21)	10.87
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)	10.85
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Year Ended February 29, 2020	11.72	0.34	0.89	1.23	(0.34)	12.61
Class R6
Six Months Ended August 31, 2024 (Unaudited)	10.84	0.20	0.03	0.23	(0.21)	10.86
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)	10.84
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41
Year Ended February 29, 2020	11.72	0.35	0.88	1.23	(0.35)	12.60

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

2.02%	$244,184	0.66%	3.49%	0.94%	38%
5.44	248,803	0.66	3.50	0.94	55
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23
10.37	231,815	0.67	2.58	0.97	31

1.73	7,173	1.24	2.91	1.44	38
4.88	7,752	1.25	2.92	1.45	55
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23
9.73	26,965	1.25	2.05	1.48	31

2.14	234,439	0.44	3.71	0.68	38
5.71	225,434	0.44	3.73	0.69	55
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23
10.66	177,584	0.45	2.82	0.72	31

2.17	156,545	0.39	3.77	0.43	38
5.76	351,029	0.39	3.80	0.43	55
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23
10.63	115,414	0.40	2.87	0.47	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Six Months Ended August 31, 2024 (Unaudited)	$9.98	$0.14	$0.04	$0.18	$(0.14)	$10.02
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)	9.98
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (f)	0.03	(0.04)	10.07
Year Ended February 29, 2020	10.03	0.12	0.06	0.18	(0.13)	10.08
Class I
Six Months Ended August 31, 2024 (Unaudited)	9.97	0.15	0.04	0.19	(0.15)	10.01
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)	9.97
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (f)	0.05	(0.06)	10.06
Year Ended February 29, 2020	10.02	0.14	0.05	0.19	(0.14)	10.07

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Municipal Bond Funds	August 31, 2024

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

1.86%	$192,084	0.44%	2.87%	0.75%	41%
3.41	166,704	0.44	2.48	0.75	74
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71
1.76	106,625	0.45	1.23	0.76	48

1.96	1,728,550	0.24	3.08	0.50	41
3.66	1,573,798	0.24	2.72	0.50	74
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71
1.96	4,050,886	0.25	1.43	0.50	48
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2024	J.P. Morgan Municipal Bond Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

106	J.P. Morgan Municipal Bond Funds	August 31, 2024

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$273,395	$—	$273,395
Short-Term Investments
Investment Companies	34,225	—	—	34,225
Total Investments in Securities	$34,225	$273,395	$—	$307,620
Appreciation in Other Financial Instruments
Futures Contracts	$81	$—	$—	$81
Depreciation in Other Financial Instruments
Futures Contracts	(7)	—	—	(7)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$74	$—	$—	$74

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,911,887	$—	$1,911,887

August 31, 2024	J.P. Morgan Municipal Bond Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
National Municipal Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$133,808	$—	$—	$133,808
Total Investments in Securities	$133,808	$1,911,887	$—	$2,045,695
Appreciation in Other Financial Instruments
Futures Contracts	$543	$—	$—	$543
Depreciation in Other Financial Instruments
Futures Contracts	(47)	—	—	(47)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$496	$—	$—	$496

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$333,879	$—	$333,879
Short-Term Investments
Investment Companies	31,950	—	—	31,950
Total Investments in Securities	$31,950	$333,879	$—	$365,829
Appreciation in Other Financial Instruments
Futures Contracts	$95	$—	$—	$95
Depreciation in Other Financial Instruments
Futures Contracts	(8)	—	—	(8)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$87	$—	$—	$87

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$9	$—	$9
Municipal Bonds	—	724,321	—	724,321
Short-Term Investments
Investment Companies	38,576	—	—	38,576
Total Investments in Securities	$38,576	$724,330	$—	$762,906

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$605,958	$—	$605,958
Short-Term Investments
Investment Companies	22,854	—	—	22,854
Total Investments in Securities	$22,854	$605,958	$—	$628,812

108	J.P. Morgan Municipal Bond Funds	August 31, 2024

Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$169	$—	$—	$169
Depreciation in Other Financial Instruments
Futures Contracts	(15)	—	—	(15)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$154	$—	$—	$154

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,602,610	$—	$1,602,610
Short-Term Investments
Investment Companies	368,498	—	—	368,498
Total Investments in Securities	$368,498	$1,602,610	$—	$1,971,108
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2024 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

August 31, 2024	J.P. Morgan Municipal Bond Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the six months ended August 31, 2024.
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$15,118	$94,194	$75,087	$(1)	$1	$34,225	34,222	$325	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

National Municipal Income Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$25,576	$639,313	$531,091	$8	$2	$133,808	133,794	$1,762	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

110	J.P. Morgan Municipal Bond Funds	August 31, 2024

New York Tax Free Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$26,813	$105,476	$100,338	$(1)	$— (c)	$31,950	31,947	$342	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.
(c)	Amount rounds to less than one thousand.

Short-Intermediate Municipal Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$71,426	$270,053	$302,900	$(4)	$1	$38,576	38,572	$818	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Tax Free Bond Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$127,688	$276,517	$381,354	$4	$(1)	$22,854	22,852	$755	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

Ultra-Short Municipal Fund
For the six months ended August 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2024	Shares at August 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.24% (a) (b)	$50,713	$1,223,678	$905,899	$4	$2	$368,498	368,461	$2,664	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2024.

August 31, 2024	J.P. Morgan Municipal Bond Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
F. Futures Contracts— California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended August 31, 2024 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	National Municipal Income Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$17,125	$176,024	$20,071	$20,453	$36,764
Average Notional Balance Short	(2,426)	(16,952)	(2,822)	—	(5,179)
Ending Notional Balance Long	42,474	281,350	48,636	—	86,828
Ending Notional Balance Short	(4,724)	(31,493)	(5,511)	—	(9,841)
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended August 31, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$2	$— (a)	$— (a)	$1	$3
National Municipal Income Fund
Transfer agency fees	5	— (a)	4	7	16

112	J.P. Morgan Municipal Bond Funds	August 31, 2024

	Class A	Class C	Class I	Class R6	Total
New York Tax Free Bond Fund
Transfer agency fees	$4	$— (a)	$1	$1	$6
Short-Intermediate Municipal Bond Fund
Transfer agency fees	1	— (a)	2	2	5
Tax Free Bond Fund
Transfer agency fees	5	— (a)	2	1	8
Ultra-Short Municipal Fund
Transfer agency fees	2	n/a	6	n/a	8

(a)	Amount rounds to less than one thousand.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2024, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each

August 31, 2024	J.P. Morgan Municipal Bond Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
National Municipal Income Fund	7	— (a)
New York Tax Free Bond Fund	— (a)	1
Short-Intermediate Municipal Bond Fund	1	—
Tax Free Bond Fund	2	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

114	J.P. Morgan Municipal Bond Funds	August 31, 2024

F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a
The expense limitation agreements were in effect for the six months ended August 31, 2024 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025.
For the six months ended August 31, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$95	$63	$195	$353	$30
National Municipal Income Fund	690	460	724	1,874	—
New York Tax Free Bond Fund	101	67	247	415	36
Short-Intermediate Municipal Bond Fund	406	271	341	1,018	—
Tax Free Bond Fund	66	44	519	629	—
Ultra-Short Municipal Fund	1,334	667	239	2,240	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2024 were as follows:

California Tax Free Bond Fund	$10
National Municipal Income Fund	54
New York Tax Free Bond Fund	12
Short-Intermediate Municipal Bond Fund	32
Tax Free Bond Fund	33
Ultra-Short Municipal Fund	75
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

August 31, 2024	J.P. Morgan Municipal Bond Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
During the six months ended August 31, 2024, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$62,463	$88,757
National Municipal Income Fund	324,581	600,321
New York Tax Free Bond Fund	94,672	107,438
Short-Intermediate Municipal Bond Fund	237,329	248,583
Tax Free Bond Fund	236,584	344,906
Ultra-Short Municipal Fund	617,431	738,673
During the six months ended August 31, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$303,315	$5,085	$706	$4,379
National Municipal Income Fund	2,018,542	48,587	20,938	27,649
New York Tax Free Bond Fund	360,421	5,980	485	5,495
Short-Intermediate Municipal Bond Fund	758,775	7,915	3,784	4,131
Tax Free Bond Fund	615,977	18,126	5,137	12,989
Ultra-Short Municipal Fund	1,969,928	5,285	4,105	1,180
At February 29, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$4,008	$12,631
National Municipal Income Fund	49,113	113,707
New York Tax Free Bond Fund	4,646	5,345
Short-Intermediate Municipal Bond Fund	16,382	31,022
Tax Free Bond Fund	20,278	35,142
Ultra-Short Municipal Fund	10,404	23,581

116	J.P. Morgan Municipal Bond Funds	August 31, 2024

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2023, the Funds deferred to July 1, 2023 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$4	$1,095
National Municipal Income Fund	4,911	22,425
New York Tax Free Bond Fund	1	1,300
Short-Intermediate Municipal Bond Fund	29	10,042
Tax Free Bond Fund	(753)	8,712
Ultra-Short Municipal Fund	30	5,280
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2024.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended August 31, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2024	J.P. Morgan Municipal Bond Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of August 31, 2024, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	60.5%	1	12.9%
National Municipal Income Fund	1	63.4	1	16.3
New York Tax Free Bond Fund	1	70.7	—	—
Short-Intermediate Municipal Bond Fund	1	74.5	—	—
Tax Free Bond Fund	1	44.0	2	35.0
Ultra-Short Municipal Fund	1	79.7	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

118	J.P. Morgan Municipal Bond Funds	August 31, 2024

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. August 2024.
SAN-MUNIBOND-824

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 25-26, 2024 and August 20-22, 2024, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreement or any of their affiliates, approved the continuation of each Advisory Agreement on August 22, 2024.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that JPMorgan Distribution Services, Inc. (“JPMDS”), an affiliate of the Adviser, and the Adviser earn fees from the Funds for providing shareholder and administration services, respectively. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor, and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser (although they are retained by JPMDS in certain instances). The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased no longer had Fee Caps in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMDS's ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefitted from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefitted from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Independent Written Evaluation of the Funds’ Senior Officer
The Trustees noted that, upon their direction, the Senior Officer for the Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent possible, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds’ selected share classes with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting mutual funds in each Fund’s Universe and Peer Group, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The Trustees also considered enhancements to the methodology employed by Broadridge for identifying funds in the Peer Groups for Class I shares, based upon discussions with the Adviser, Broadridge and certain Trustees in advance of, and preparation for, the June meeting. The Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s performance for Class A shares was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the third, fifth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the second, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the

Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the National Municipal Income Fund’s performance for Class A shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class R6 shares was in the fifth, fourth and fifth quintiles of the Universe for the one-, three- and five- year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the New York Tax Free Bond Fund’s performance for Class A shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s performance for Class A shares was in the fifth quintile of the Universe for each of the one-, three-, and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class I shares was in the fourth, fifth and third quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and third quintiles of the Universe for the one-,three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Tax Free Bond Fund’s performance for Class A and Class I shares was in the fifth quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2023. The Trustees noted that the performance for Class R6 shares was in the fourth, fifth and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the Ultra-Short Municipal Fund’s performance for Class A shares was in the third, first and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees noted that the performance for Class I shares was in the fourth, second and fifth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2023, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, concluded that the performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds’ selected share classes in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund and noted that Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered, the net advisory fee rate and net expense ratio for each share class, as applicable, taking into account any waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that the California Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares were in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class I shares were in the first and third quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee and actual total expense for Class R6 shares were in the second and first quintiles, respectively, of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for Class R6 shares due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the National Municipal Income Fund’s net advisory fee for Class A shares was in the first and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses for Class A shares were in the second and first quintiles of the Peer Group and Universe, respectively. The Trustees noted that both the net advisory fee and actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. The Trustees noted that the net advisory fee for Class R6 shares was in the second quintile of both the Peer Group and Universe, and that the actual total expenses for Class R6 shares were in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A shares was in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of the Universe. Broadridge did not calculate quintile rankings for the Peer Group for Class I and Class R6 shares due to the limited number of funds in the Peer Groups. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Short-Intermediate Municipal Bond Fund’s net advisory fee for Class A shares was in the first quintile of both the Peer Group and Universe, and that the actual total expenses for Class A shares were in the fifth quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee and actual total expenses for Class I and Class R6 shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Tax Free Bond Fund’s net advisory fee and actual total expenses for Class A and Class R6 shares were in the first quintile of both the Peer Group and Universe. The Trustees noted that the net advisory fee for Class I shares was in the second and first quintiles of the Peer Group and the Universe, respectively, and that the actual total expenses for Class I shares were in the first and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the Ultra-Short Municipal Fund’s net advisory fee and actual total expenses for Class A and Class I shares were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust IV

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 5, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2024